UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Semiannual Report

August 31, 2009

Columbia Overseas Value Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Financial Statements

Investment Portfolio	5

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	15

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 13 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

Fund Profile – Columbia Overseas Value Fund

Summary

■  For the six-month period that ended August 31, 2009, the fund's Class Z shares returned 66.59% without sales charge. The MSCI EAFE Value Index1 returned 63.93% for the same period. The average return of funds in its peer group, the Lipper International Multi-Cap Value Funds Classification,2 was 52.44%. An out-of-index weight in China and good stock selection accounted for the fund's relative outperformance.

■  After selling off dramatically, China's stock market recovered, as the Chinese government aggressively lowered interest rates and provided economic stimulus. Because we believed that the government's actions would be helpful to consumers, we emphasized certain companies in the consumer discretionary sector. Dongfeng Motor Group is an example (0.2% of net assets). The company reported a sizeable increase in auto sales and its gain aided the fund's return. Financials was the biggest sector weight, and performance was enhanced by companies that didn't need government bailouts and that had good balance sheets. In this regard, Barclays in the United Kingdom was particularly noteworthy (2.4% of net assets). UK-based BRIT Insurance and Lancashire Holdings, which are global insurance providers, also did well (0.9% and 0.4% of net assets, respectively). LIC Housing Finance, a mortgage lender in India, registered a substantial return. The Indian mortgage market is underdeveloped, and we believe that home ownership in India has the potential to increase as the standard of living rises. We took profits in the stock.

■  The returns on some of the defensive holdings in the portfolio fell short of expectations when investors began to favor higher risk securities. As such, FamilyMart (0.4% of net assets), a convenience store chain in Japan, did poorly. Its retreat also reflected the declining effect of regulations that outlaw cigarette purchases from machines. Last year, the new restriction helped the store chain, but its impact has diminished this year. However, the stock remains in the portfolio on the belief that its long-term prospects are favorable.

■  Although the international equity markets have recovered strongly this year, we believe that they are still inexpensive at current price levels. Global monetary and fiscal policies remain favorable, and we believe that governments are likely to remain accommodative until unemployment declines and/or inflation begins to accelerate. In this environment, equities have the potential to continue to perform well.

1The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Value Index is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by Morgan Stanley Capital International, Inc. (MSCI) as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please call 1-800-426-3750 for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+66.59%

Class Z shares (without sales charge)

+63.93%

MSCI EAFE Value Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

1

Fund Profile (continued) – Columbia Overseas Value Fund

Portfolio Management

Fred Copper and Daisuke Nomoto have co-managed the fund since March 2008 and has been associated with the advisor or its predecessors since 2005.

Jasmine (Weili) Huang has co-managed the fund since March 2008 and has been associated with the advisor or its predecessors since 2003.

Timothy R. Anderson and Paul J. DiGiacomo have co-managed the fund since March 2008 and has been associated with the advisor or its predecessors since 2006.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. The price of the company's stock may not approach the value the advisor has placed on it.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

2

Performance Information – Columbia Overseas Value Fund

Performance of a $10,000 investment 03/31/08 – 08/31/09 ($)

Sales charge	without	with
Class Z	7,762	n/a

The table above shows the change in value of a hypothetical $10,000 investment in Class Z shares of Columbia Overseas Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	Z
Inception	03/31/08
Sales charge	without
6-month (cumulative)	66.59
1-year	–12.39
Life	–16.35

Average annual total return as of 09/30/09 (%)

Share class	Z
Inception	03/31/08
Sales charge	without
6-month (cumulative)	60.00
1-year	4.34
Life	–13.64

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please call 1-800-426-3750 for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class Z	3.99

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class Z	7.43

3

Understanding Your Expenses – Columbia Overseas Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available by calling Shareholder Services at 1-800-426-3750.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class Z	1,000.00	1,000.00	1,665.88	1,019.51	7.59	5.75	1.13

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, the account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia Overseas Value Fund

August 31, 2009 (Unaudited)

Common Stocks – 100.2%
	Shares	Value ($)
Consumer Discretionary – 8.7%
Auto Components – 0.8%
Nippon Seiki Co., Ltd.	5,000	58,356
Auto Components Total		58,356
Automobiles – 2.5%
Dongfeng Motor Group Co., Ltd., Class H	18,000	18,696
Nissan Motor Co., Ltd.	7,600	53,090
Toyota Motor Corp.	2,900	124,352
Automobiles Total		196,138
Diversified Consumer Services – 0.6%
Benesse Corp.	1,000	49,113
Diversified Consumer Services Total		49,113
Hotels, Restaurants & Leisure – 0.5%
OPAP SA	1,703	41,504
Hotels, Restaurants & Leisure Total		41,504
Media – 1.9%
Daiichikosho Co., Ltd.	5,600	74,025
Vivendi	2,593	73,863
Media Total		147,888
Specialty Retail – 1.7%
Game Group PLC	21,899	58,197
USS Co., Ltd.	1,140	71,794
Specialty Retail Total		129,991
Textiles, Apparel & Luxury Goods – 0.7%
Polo Ralph Lauren Corp. (a)	695	46,134
Youngone Corp. (b)	630	3,925
Youngone Holdings Co., Ltd.	160	2,850
Textiles, Apparel & Luxury Goods Total		52,909
Consumer Discretionary Total		675,899
Consumer Staples – 2.2%
Food & Staples Retailing – 1.5%
FamilyMart Co., Ltd.	996	30,827
Koninklijke Ahold NV	4,052	47,465
Matsumotokiyoshi Holdings Co., Ltd.	1,600	40,151
Food & Staples Retailing Total		118,443
Food Products – 0.7%
Toyo Suisan Kaisha Ltd.	2,000	50,940
Food Products Total		50,940
Consumer Staples Total		169,383

	Shares	Value ($)
Energy – 10.8%
Energy Equipment & Services – 1.2%
Noble Corp. (a)	854	29,916
Shinko Plantech Co., Ltd.	6,000	57,904
Energy Equipment & Services Total		87,820
Oil, Gas & Consumable Fuels – 9.6%
Australian Worldwide Exploration Ltd. (b)	25,449	55,495
BP PLC	21,856	188,121
ENI SpA	2,869	68,029
Repsol YPF SA	2,678	66,418
Royal Dutch Shell PLC, Class B	7,447	202,465
Total SA	2,164	123,999
Yanzhou Coal Mining Co., Ltd., Class H	30,000	42,811
Oil, Gas & Consumable Fuels Total		747,338
Energy Total		835,158
Financials – 38.5%
Capital Markets – 1.7%
Intermediate Capital Group PLC	12,892	62,890
Tokai Tokyo Financial Holdings	18,000	64,997
Capital Markets Total		127,887
Commercial Banks – 23.3%
Australia & New Zealand Banking Group Ltd.	8,576	154,319
Banco Bilbao Vizcaya Argentaria SA	10,387	184,497
Banco Santander SA	18,441	283,801
Bangkok Bank PCL, Foreign Registered Shares	11,800	38,165
Bank of China Ltd., Class H	73,000	35,509
Barclays PLC	30,358	186,072
BNP Paribas	1,928	155,253
DBS Group Holdings Ltd.	11,000	96,492
HSBC Holdings PLC	22,533	246,178
National Bank of Greece SA (b)	2,724	85,327
Standard Chartered PLC	3,299	74,879
Sumitomo Mitsui Financial Group, Inc.	1,900	81,881
Svenska Handelsbanken AB, Class A	3,662	95,943
Toronto-Dominion Bank	1,000	61,822
Turkiye Is Bankasi, Class C	6,887	27,317
Commercial Banks Total		1,807,455

See Accompanying Notes to Financial Statements.

5

Columbia Overseas Value Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Consumer Finance – 0.9%
Hitachi Capital Corp.	5,100	73,335
Consumer Finance Total		73,335
Diversified Financial Services – 1.3%
ING Groep NV (b)	6,479	97,945
Diversified Financial Services Total		97,945
Insurance – 7.8%
Baloise Holding AG, Registered Shares	1,003	90,837
Brit Insurance Holdings PLC	20,672	73,095
Lancashire Holdings Ltd.	4,487	33,809
Lincoln National Corp. (a)	1,424	35,942
Muenchener Rueckversicherungs- Gesellschaft AG, Registered Shares	717	106,931
Platinum Underwriters Holdings Ltd.	1,437	52,091
Sampo Oyj, Class A	3,519	84,249
Zurich Financial Services AG, Registered Shares	589	129,437
Insurance Total		606,391
Real Estate Investment Trusts (REITs) – 1.6%
Japan Retail Fund Investment Corp.	15	79,957
Kiwi Income Property Trust	66,711	47,611
Real Estate Investment Trusts (REITs) Total		127,568
Real Estate Management & Development – 1.9%
Hongkong Land Holdings Ltd.	16,000	65,120
Leopalace21 Corp.	5,600	50,674
Swire Pacific Ltd., Class A	3,000	31,295
Real Estate Management & Development Total		147,089
Financials Total		2,987,670
Health Care – 4.1%
Life Sciences Tools & Services – 0.6%
Tecan Group AG, Registered Shares	816	43,925
Life Sciences Tools & Services Total		43,925
Pharmaceuticals – 3.5%
Astellas Pharma, Inc.	1,300	52,112
AstraZeneca PLC	986	45,432
Sanofi-Aventis SA	1,796	121,837
Takeda Pharmaceutical Co., Ltd.	1,300	52,391
Pharmaceuticals Total		271,772
Health Care Total		315,697

	Shares	Value ($)
Industrials – 10.5%
Aerospace & Defense – 1.2%
BAE Systems PLC	9,847	49,758
Bombardier, Inc., Class B	10,500	38,365
Aerospace & Defense Total		88,123
Airlines – 0.6%
Turk Hava Yollari A.O.	23,642	45,390
Airlines Total		45,390
Commercial Services & Supplies – 0.8%
Aeon Delight Co., Ltd.	4,300	63,033
Commercial Services & Supplies Total		63,033
Construction & Engineering – 2.7%
Macmahon Holdings Ltd.	117,458	58,076
Toyo Engineering Corp.	16,000	57,260
Vinci SA	1,701	91,263
Construction & Engineering Total		206,599
Electrical Equipment – 1.4%
Schneider Electric SA	1,187	109,418
Electrical Equipment Total		109,418
Industrial Conglomerates – 1.4%
DCC PLC	1,769	42,859
Keppel Corp. Ltd.	3,000	15,844
Siemens AG, Registered Shares	603	52,256
Industrial Conglomerates Total		110,959
Machinery – 0.9%
Demag Cranes AG	2,385	71,802
Machinery Total		71,802
Professional Services – 1.5%
Atkins WS PLC	6,972	72,467
Teleperformance	1,322	45,419
Professional Services Total		117,886
Industrials Total		813,210
Information Technology – 3.5%
Electronic Equipment, Instruments & Components – 0.5%
FUJIFILM Holdings Corp.	1,400	41,752
Electronic Equipment, Instruments & Components Total		41,752
IT Services – 0.8%
Cap Gemini SA	860	41,598
Redecard SA	1,300	17,796
IT Services Total		59,394

See Accompanying Notes to Financial Statements.

6

Columbia Overseas Value Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Office Electronics – 0.5%
Canon, Inc.	1,100	42,203
Office Electronics Total		42,203
Semiconductors & Semiconductor Equipment – 1.0%
Macronix International	99,267	47,196
United Microelectronics Corp., ADR (b)	8,463	27,505
Semiconductors & Semiconductor Equipment Total		74,701
Software – 0.7%
NSD Co., Ltd.	4,800	50,914
Software Total		50,914
Information Technology Total		268,964
Materials – 7.0%
Chemicals – 3.2%
BASF SE	1,415	73,819
Clariant AG, Registered Shares (b)	5,985	54,090
Kansai Paint Co., Ltd.	9,000	73,315
Makhteshim-Agan Industries Ltd.	9,737	44,615
Chemicals Total		245,839
Containers & Packaging – 0.9%
Toyo Seikan Kaisha Ltd.	3,500	73,047
Containers & Packaging Total		73,047
Metals & Mining – 2.9%
BlueScope Steel Ltd.	31,237	75,508
Eastern Platinum Ltd. (b)	71,000	30,806
Tokyo Steel Manufacturing Co., Ltd.	4,700	61,875
Yamato Kogyo Co., Ltd.	2,000	59,753
Metals & Mining Total		227,942
Materials Total		546,828
Telecommunication Services – 7.3%
Diversified Telecommunication Services – 4.3%
BCE, Inc.	2,520	61,921
France Telecom SA	2,631	66,912
Nippon Telegraph & Telephone Corp.	1,500	67,061
Tele2 AB, Class B	4,665	64,747
Telefonica O2 Czech Republic AS	2,720	75,477
Diversified Telecommunication Services Total		336,118

	Shares	Value ($)
Wireless Telecommunication Services – 3.0%
NTT DoCoMo, Inc.	21	32,341
Softbank Corp.	2,400	53,778
Vodafone Group PLC	68,403	147,449
Wireless Telecommunication Services Total		233,568
Telecommunication Services Total		569,686
Utilities – 7.6%
Electric Utilities – 3.2%
E.ON AG	1,293	54,701
Enel SpA	19,680	115,957
Okinawa Electric Power Co., Inc.	1,300	77,399
Electric Utilities Total		248,057
Independent Power Producers & Energy Traders – 1.3%
Drax Group PLC	8,386	65,108
Energy Development Corp.	356,000	32,631
Independent Power Producers & Energy Traders Total		97,739
Multi-Utilities – 2.3%
AGL Energy Ltd.	3,120	36,813
RWE AG	1,579	146,232
Multi-Utilities Total		183,045
Water Utilities – 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo	1,800	33,141
Guangdong Investment Ltd.	62,000	31,598
Water Utilities Total		64,739
Utilities Total		593,580
Total Common Stocks (cost of $7,669,998)		7,776,075
Total Investments – 100.2% (cost of $7,669,998)(c)		7,776,075
Other Assets & Liabilities, Net – (0.2)%		(13,357)
Net Assets – 100.0%		$7,762,718

Notes to Investment Portfolio:

(a)  All or a portion of these securities is pledged as collateral for open written options contracts.

(b)  Non-income producing security.

(c)  Cost for federal income tax purposes is $7,669,998.

See Accompanying Notes to Financial Statements.

7

Columbia Overseas Value Fund

August 31, 2009 (Unaudited)

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$46,134	$629,765	$—	$675,899
Consumer Staples	—	169,383	—	169,383
Energy	29,916	805,242	—	835,158
Financials	214,975	2,772,695	—	2,987,670
Health Care	—	315,697	—	315,697
Industrials	38,365	774,845	—	813,210
Information Technology	45,301	223,663	—	268,964
Materials	30,806	516,022	—	546,828
Telecommunication Services	61,921	507,765	—	569,686
Utilities	33,141	560,439	—	593,580
Total Common Stocks	500,559	7,275,516	—	7,776,075
Total Investments	500,559	7,275,516	—	7,776,075
Written option contracts	330	—	—	330
Forward foreign currency exchange contracts	—	12,122	—	12,122
Total	$500,889	$7,287,638	$—	$7,788,527

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

For the six months ended August 31, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2009	—	$—
Options written	72	2,791
Options terminated in closing purchase transactions	—	—
Options exercised	(26)	(1,539)
Options expired	(24)	(846)
Options outstanding at August 31, 2009	22	$406

Risk Exposure/Type

At August 31, 2009, the Fund held the following written call option contracts:

Equity Risk

Written Call Options— Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Lincoln National Corp.	$30	11	09/19/09	$132	$165
Noble Corp.	40	8	09/19/09	195	120
Polo Ralph Lauren Corp.	75	3	09/19/09	79	45
Total written call options: (proceeds $406)					$330

Forward foreign currency exchange contracts outstanding on August 31, 2009, are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$209,866	$194,793	10/08/09	$15,073
EUR	735,459	719,327	10/08/09	16,132
GBP	128,598	128,694	10/08/09	(96)
NOK	55,612	51,697	10/08/09	3,915
SGD	44,400	44,412	10/08/09	(12)
				$35,012
Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$172,657	$166,790	10/08/09	$(5,867)
CHF	226,720	222,610	10/08/09	(4,110)
CZK	67,584	64,955	10/08/09	(2,629)
ILS	40,311	38,729	10/08/09	(1,582)
JPY	84,578	83,209	10/08/09	(1,369)
NZD	28,071	25,809	10/08/09	(2,262)
PHP	32,038	32,304	10/08/09	266
SEK	58,167	53,518	10/08/09	(4,649)
SGD	60,356	59,741	10/08/09	(615)
THB	38,844	39,333	10/08/09	489
TWD	84,147	83,585	10/08/09	(562)
				$(22,890)

The Fund was invested in the following countries at August 31, 2009:

Summary of Securities by Country	Value	% of Total Investments
Japan	$1,819,630	23.4
United Kingdom	1,505,923	19.4
France	829,562	10.7
Spain	534,716	6.9
Germany	505,741	6.5
Australia	380,211	4.9
Switzerland	318,289	4.1
Canada	192,914	2.5
Italy	183,985	2.4
United States	164,083	2.1
Sweden	160,690	2.1
Netherlands	145,410	1.9
China	128,613	1.6
Greece	126,831	1.6
Singapore	112,336	1.4
Hong Kong	96,415	1.2
Finland	84,249	1.1
Czech Republic	75,477	1.0
Taiwan	74,701	1.0
Turkey	72,707	0.9
Brazil	50,936	0.7
New Zealand	47,611	0.6
Israel	44,615	0.6
Ireland	42,859	0.5
Thailand	38,165	0.5
Philippines	32,631	0.4
South Korea	6,775	0.0	*
	$7,776,075	100.0

*  Rounds to less than 0.01%.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

See Accompanying Notes to Financial Statements.

8

Columbia Overseas Value Fund

August 31, 2009 (Unaudited)

Acronym	Name
ADR	American Depositary Receipt

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

EUR	Euro

GBP	Pound Sterling

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thailand Baht

TWD	New Taiwan Dollar

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – Columbia Overseas Value Fund
August 31, 2009 (Unaudited)

Assets	Investments, at cost	$7,669,998
	Investments, at value	7,776,075
	Cash	47,372
	Foreign currency (cost of $1,384)	1,387
	Unrealized appreciation on forward foreign currency exchange contracts	35,875
	Receivable for:
	Investments sold	11,765
	Dividends	22,964
	Foreign tax reclaims	15,189
	Expense reimbursement due from investment advisor	6,659
	Other assets	30
	Total Assets	7,917,316
Liabilities	Written options, at value (premium of $406)	330
	Unrealized depreciation on forward foreign currency exchange contracts	23,753
	Payable for:
	Investments purchased	39,155
	Investment advisory fee	5,513
	Pricing and bookkeeping fees	6,864
	Transfer agent fee	561
	Trustees' fees	430
	Audit fee	34,959
	Legal fee	6,627
	Custody fee	334
	Chief compliance officer expenses	95
	Reports to shareholders	16,510
	Other liabilities	19,467
	Total Liabilities	154,598
	Net Assets	7,762,718
Net Assets Consist of	Paid-in capital	10,235,633
	Undistributed net investment income	132,178
	Accumulated net realized loss	(2,723,109)
	Net unrealized appreciation (depreciation) on:
	Investments	106,077
	Foreign currency translations	11,863
	Written options	76
	Net Assets	7,762,718
Class Z	Net Assets	$7,762,718
	Shares outstanding	1,044,723
	Net asset value, offering and redemption price per share	$7.43

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Columbia Overseas Value Fund
For the Six Months Ended August 31, 2009 (Unaudited)

		($)
Investment Income	Dividends	188,281
	Foreign taxes withheld	(16,744)
	Total Income	171,537
Expenses	Investment advisory fee	25,785
	Administration fee	—
	Transfer agent fee	100
	Pricing and bookkeeping fees	6,540
	Trustees' fees	5,428
	Custody fee	15,916
	Audit fee	19,839
	Legal fees	18,400
	Reports to shareholders	11,668
	Chief compliance officer expenses	276
	Other expenses	4,127
	Total Expenses	108,079
	Fees waived or expenses reimbursed by investment advisor	(72,304)
	Custody earnings credit	— *
	Net Expenses	35,775
	Net Investment Income	135,762
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Foreign Currency	Net realized gain (loss) on:
	Investments	(528,243)
	Foreign currency transactions and forward foreign currency exchange contracts	47,786
	Futures contracts	7,611
	Written options	846
	Net realized loss	(472,000)
	Net change in unrealized appreciation (depreciation) on:
	Investments	3,411,586
	Written options	76
	Foreign currency translations and forward foreign currency exchange contracts	22,952
	Net change in unrealized appreciation (depreciation)	3,434,614
	Net Gain	2,962,614
	Net Increase Resulting from Operations	3,098,376

*  Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Columbia Overseas Value Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended August 31, 2009 ($)	Period Ended February 28, 2009 ($)(a)
Operations	Net investment income	135,762	268,191
	Net realized loss on investments, foreign currency transactions, futures contracts, written options and forward foreign currency exchange contracts	(472,000)	(2,287,251)
	Net change in unrealized appreciation (depreciation) on investments, written options, foreign currency translations and forward foreign currency exchange contracts	3,434,614	(3,316,598)
	Net increase (decrease) resulting from operations	3,098,376	(5,335,658)
Distributions to Shareholders	From net investment income	—	(235,633)
	From return of capital	—	(14,367)
	Total distributions to shareholders	—	(250,000)
	Net Capital Stock Transactions	—	10,250,000
	Total increase in net assets	3,098,376	4,664,342
Net Assets	Beginning of period	4,664,342	—
	End of period	7,762,718	4,664,342
	Undistributed net investment income at end of period	132,178	—
	Accumulated net investment loss at end of period	—	(3,584)

(a)  The Fund commenced operations on March 31, 2008.

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Overseas Value Fund
	(Unaudited) Six Months Ended August 31, 2009		Period Ended February 28, 2009 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z
Subscriptions	—	—	1,000,000	10,000,000
Distributions reinvested	—	—	44,723	250,000
Net increase	—	—	1,044,723	10,250,000

(a)  The Fund commenced operations on March 31, 2008.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Overseas Value Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended August 31, 2009	Period Ended February 28, 2009 (a)
Net Asset Value, Beginning of Period	$4.46	$10.00
Income from Investment Operations:
Net investment income (b)	0.13	0.27
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency	2.84	(5.56)
Total from investment operations	2.97	(5.29)
Less Distributions to Shareholders:
From net investment income	—	(0.23)
From return of capital	—	(0.02)
Total distributions to shareholders	—	(0.25)
Net Asset Value, End of Period	$7.43	$4.46
Total return (c)(d)(e)	66.59%	(53.41)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	1.13%	1.10%
Waiver/Reimbursement (f)	2.29%	2.89%
Net investment income (f)(g)	4.30%	3.72%
Portfolio turnover rate (e)	38%	66%
Net assets, end of period (000s)	$7,763	$4,664

(a)  The Fund commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value.

(d)  Had the investment advisor not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements – Columbia Overseas Value Fund

August 31, 2009 (Unaudited)

Note 1. Organization

Columbia Overseas Value Fund (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified portfolio. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks long-term capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and may offer four classes of shares: Class A, Class C, Class R and Class Z shares. At August 31, 2009, only Class Z shares were outstanding. At August 31, 2009, shares of the Fund were not publicly offered.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Fund's prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 13, noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

15

Columbia Overseas Value Fund, August 31, 2009 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Management is required to provide disclosures regarding the Fund's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

16

Columbia Overseas Value Fund, August 31, 2009 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Capital Gains Taxes

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. The Funds may, however, declare and pay distributions from net investment income more frequently. The Funds will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the period ended February 28, 2009 was as follows:

Distributions paid from:
Ordinary Income*	$235,633
Long-Term Capital Gains	—
Tax Return of Capital	14,367

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at August 31, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$1,027,822
Unrealized depreciation	(921,745)
Net unrealized appreciation	$106,077

The following capital loss carryforwards, determined as of February 28, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2017	$584,061

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon

17

Columbia Overseas Value Fund, August 31, 2009 (Unaudited)

examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd, an affiliate of Columbia. Columbia receives a monthly investment advisory fee at the annual rate of 0.82% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.05% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial

18

Columbia Overseas Value Fund, August 31, 2009 (Unaudited)

minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder servicing plans ("Servicing Plans") for the Class A and Class C shares of the Fund and distribution plans ("Distribution Plans") for the Class C and Class R shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Shareholder Servicing Plan	0.25%	0.25%
Class C Shareholder Servicing Plan	0.25%	0.25%
Class C Distribution Plan	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Class A, Class C and Class R shares were not offered during the period.

Expense Limits and Fee Waivers

Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.15% annually of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Prior to May 1, 2009, Columbia and/or some of the Fund's other service providers voluntarily waived fees and/or reimbursed the Fund for certain expenses so that total expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, did not exceed 1.10% annually of the Fund's average daily net assets.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability

19

Columbia Overseas Value Fund, August 31, 2009 (Unaudited)

for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Objectives and Strategies for Investing in Derivatives Instruments

The Fund uses derivatives instruments including forwards, futures contracts and options in order to meet its objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the investment strategies do not work as intended, the Fund may not achieve its objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks:

Equity Risk: Equity risk relates to change in value of equity securities such as common stocks and preferred stocks, due to general market conditions such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Futures Contracts—The Fund entered into stock index futures contracts to manage its exposure to the securities markets.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia. Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Fund's Statement of Assets and Liabilities.

Options—The Fund had written covered call options to decrease its exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying instruments depreciate relative to the strike price.

Writing put options tends to increase the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument.

20

Columbia Overseas Value Fund, August 31, 2009 (Unaudited)

The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the amounts paid (call) or offset against the proceeds (put) on the underlying security to determine the realized gain or loss. If the Fund enters into a closing transaction, the Fund will realize a gain or loss, depending on whether the proceeds from the closing transaction are greater or less than the cost of the option.

Forward Foreign Currency Exchange Contracts—The Fund entered into forward foreign currency exchange contracts to shift its investment exposure from one currency to another. The Fund used forward contracts to shift its U.S. dollar exposure in order to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio.

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to reduce the exposure to adverse price movements in certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

The following table is a summary of the Fund's value of derivative instruments as of August 31, 2009.

	Fair Value of Derivative Instruments
	Statement of Assets and Liabilities Location				Total
	Asset	Fair Value	Liability	Fair Value
Written call options	—	$—	Written options ($406)	$330	$330
Forward Foreign Currency Exchange Contracts	Unrealized appreciation	$35,875	Unrealized depreciation	$(23,753)	$12,122

21

Columbia Overseas Value Fund, August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2009.

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Written call options	Equity	$846	$76
Forward Foreign Currency Exchange Contracts	Foreign Exchange Rate	51,379	20,864
Futures Contracts	Equity	7,611	—

Note 7. Portfolio Information

For the six month period ended August 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $2,498,296 and $2,398,586, respectively.

Note 8. Redemption Fees

The Fund may impose a 2.00% redemption fee on the proceeds of fund shares that are redeemed within 60 days of purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of fund shares. The redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. For the six month period ended August 31, 2009, the Fund received no redemption fees.

Note 9. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2009, the Fund did not borrow under these arrangements.

Note 10. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

For the six month period ended August 31, 2009, the Fund did not participate in the securities lending program.

22

Columbia Overseas Value Fund, August 31, 2009 (Unaudited)

Note 11. Shares of Beneficial Interest

As of August 31, 2009, one shareholder (which was an affiliate of BOA) held 100% of the Fund's shares outstanding, over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 12. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

23

Columbia Overseas Value Fund, August 31, 2009 (Unaudited)

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 13. Subsequent Events

On October 15, 2009 the committed line of credit discussed in Note 9 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

24

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-426-3750 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Overseas Value Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-426-3750

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

25

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Overseas Value Fund

Semiannual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/23321-0809 (10/09) 09/90514

Columbia Management®

Semiannual Report

August 31, 2009

Columbia Convertible Securities Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	2

Understanding Your Expenses	3

Investment Portfolio	4

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	17

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 12 of the Notes to Financial Statements for additional information.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Past performance is no guarantee of future results.

Fund Profile – Columbia Convertible Securities Fund

Summary

■  For the six-month period that ended August 31, 2009, the fund's Class A shares returned 23.42% without sales charge. The fund's benchmark, the Merrill Lynch All Convertibles All Qualities Index,1 returned 37.74%. The average return of the fund's peer group, the Lipper Convertible Securities Funds Classification,2 was 34.76%.

■  The fund, its benchmark and the average fund in its peer group all delivered solid results for the period. However, the fund's return was lower than the benchmark because it did not own some speculative-grade convertibles with weak credit profiles that recorded large gains as equity markets climbed back. Although results benefited in absolute terms when we expanded holdings among credit-sensitive sectors, we remained underweight compared to the index. Thus, below-index exposure to the financials and consumer discretionary sectors also hindered returns relative to the benchmark because many of the period's best performers were found in those segments. In addition, we took profits prematurely in basic materials companies Freeport McMoRan and Alcoa, whose continued price rises also hurt comparative results.

■  Increased commitments to the financials and consumer discretionary sectors and a reduction in consumer staples holdings aided returns. An overweight in technology companies also helped performance. Sybase (1.6% of net assets) added to results because investors valued its recurring revenues from installed programs with established customers in an environment of sluggish technology spending. We took advantage of very low valuations on the convertibles of Wells Fargo (2.2% of net assets), a decision that was rewarded when the company demonstrated its ability to manage in the face of challenges. Johnson Controls (0.3% of net assets) benefited from better conditions in the automotive industry, and drug maker Schering-Plough (0.7% of net assets) aided performance when it became a takeover target. We added to the portfolio's conservative profile by expanding holdings of high-yield convertibles that give us the near-term option of selling the securities back to the issuers at above-market prices.

■  Although less compelling than they had been before the recent rebound, valuations among convertible bonds remain attractive. We believe that convertibles stand to benefit from more stable credit markets and significantly better equity conditions. In addition, risk/reward patterns in the high-yield sector have tilted favorably as rising equity valuations have made conversion options more valuable. We have positioned the portfolio to benefit from these trends, offering investors a conservative way to seek income and appreciation as markets anticipate an end to the recession.

Portfolio Management

Yanfang (Emma) Yan, lead manager, has co-managed the fund since July 2001 and has been associated with the advisor or its predecessors or affiliate organizations since 2001.

Richard E. Dahlberg has co-managed the fund since May 2004 and has been associated with the advisor or its predecessors or affiliate organizations since 2003.

Yan Jin has co-managed the fund since March 2006 and has been associated with the advisor or its predecessors or affiliate organizations since 2002.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Most convertible securities are below investment grade and tend to be more speculative than higher-rated securities.

1The Merrill Lynch All Convertibles All Qualities Index is a widely used index that measures convertible securities performance. It measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

As of 01/01/2009, Merrill Lynch & Co., Inc. is a wholly-owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+23.42%

Class A shares (without sales charge)

+37.74%

Merrill Lynch All Convertibles All Qualities Index

1

Performance Information – Columbia Convertible Securities Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.24
Class B	1.99
Class C	1.99
Class Z	0.99

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	12.08
Class B	11.88
Class C	12.05
Class Z	12.10

Distributions declared per share

03/01/09 – 08/31/09 ($)
Class A	0.16
Class B	0.12
Class C	0.12
Class Z	0.17

Performance of a $10,000 investment 09/01/99 – 08/31/09 ($)

Sales charge	without	with
Class A	15,360	14,476
Class B	14,251	14,251
Class C	14,241	14,241
Class Z	15,768	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Convertible Securities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		Z
Inception	09/25/87		07/15/98		10/21/96		05/21/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	23.42	16.28	22.94	17.94	22.91	21.91	23.65
1-year	–10.02	–15.18	–10.67	–15.04	–10.67	–11.55	–9.65
5-year	1.45	0.25	0.69	0.41	0.69	0.69	1.73
10-year	4.39	3.77	3.61	3.61	3.60	3.60	4.66

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	22.94	15.86	22.55	17.55	22.42	21.42	23.07
1-year	5.00	–1.06	4.20	–0.80	4.14	3.14	5.34
5-year	1.92	0.71	1.17	0.89	1.15	1.15	2.20
10-year	4.86	4.24	4.08	4.08	4.07	4.07	5.13

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

2

Understanding Your Expenses – Columbia Convertible Securities Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,234.21	1,019.00	6.93	6.26	1.23
Class B	1,000.00	1,000.00	1,229.42	1,015.22	11.13	10.06	1.98
Class C	1,000.00	1,000.00	1,229.12	1,015.22	11.12	10.06	1.98
Class Z	1,000.00	1,000.00	1,236.48	1,020.27	5.52	4.99	0.98

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period for would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

3

Investment Portfolio – Columbia Convertible Securities Fund

August 31, 2009 (Unaudited)

Convertible Bonds – 85.9%
	Par ($)	Value ($)
Consumer Discretionary – 4.3%
Auto Components – 0.8%
BorgWarner, Inc. 3.500% 04/15/12	2,880,000	3,477,600
Auto Components Total		3,477,600
Hotels, Restaurants & Leisure – 0.3%
International Game Technology 3.250% 05/01/14 (a)	1,000,000	1,275,000
Hotels, Restaurants & Leisure Total		1,275,000
Media – 2.4%
Interpublic Group of Companies, Inc. 4.250% 03/15/23	5,940,000	5,449,950
Liberty Media Corp. 3.125% 03/30/23	5,707,000	5,478,720
Media Total		10,928,670
Retail – 0.3%
Saks, Inc. 7.500% 12/01/13 (a)	1,000,000	1,346,250
Retail Total		1,346,250
Specialty Retail – 0.5%
Best Buy Co., Inc. 2.250% 01/15/22	2,425,000	2,400,750
Specialty Retail Total		2,400,750
Consumer Discretionary Total		19,428,270
Consumer Staples – 1.6%
Beverages – 0.9%
Molson Coors Brewing Co. 2.500% 07/30/13	3,780,000	4,209,975
Beverages Total		4,209,975
Tobacco – 0.7%
Vector Group Ltd. (b) 06/15/26 (c)	2,900,000	2,968,875
Tobacco Total		2,968,875
Consumer Staples Total		7,178,850
Energy – 9.2%
Energy Equipment & Services – 5.4%
Cameron International Corp. 2.500% 06/15/26	2,840,000	3,542,900
Exterran Holdings, Inc. 4.250% 06/15/14	1,930,000	1,963,775
Hornbeck Offshore Services, Inc. (d) 1.625% 11/15/26 (1.375% 11/15/13)	1,180,000	964,650

	Par ($)	Value ($)
(d) 1.625% 11/15/26 (a) (1.375% 11/15/13)	5,000,000	4,087,500
Nabors Industries, Inc. 0.940% 05/15/11	4,870,000	4,614,325
Transocean, Inc. 1.625% 12/15/37	9,720,000	9,452,700
Energy Equipment & Services Total		24,625,850
Oil, Gas & Consumable Fuels – 3.8%
Alpha Natural Resources, Inc. 2.375% 04/15/15	1,910,000	1,733,325
Chesapeake Energy Corp. 2.750% 11/15/35	6,463,000	5,873,251
Massey Energy Co. 3.250% 08/01/15	2,650,000	1,980,875
Peabody Energy Corp. 4.750% 12/15/41	9,294,000	7,435,200
Oil, Gas & Consumable Fuels Total		17,022,651
Energy Total		41,648,501
Financials – 8.8%
Capital Markets – 0.8%
Janus Capital Group, Inc. 3.250% 07/15/14	1,950,000	2,269,313
BlackRock, Inc. 2.625% 02/15/35	700,000	1,406,125
Capital Markets Total		3,675,438
Diversified Financial Services – 0.5%
NASDAQ OMX Group, Inc. 2.500% 08/15/13	2,650,000	2,279,000
Diversified Financial Services Total		2,279,000
Real Estate Investment Trusts (REITs) – 7.5%
Alexandria Real Estate Equities, Inc. 3.700% 01/15/27 (a)	6,000,000	5,437,500
Boston Properties LP 3.750% 05/15/36	3,893,000	3,815,140
2.875% 02/15/37	970,000	909,375
Digital Realty Trust LP 5.500% 04/15/29 (a)	11,000,000	12,842,500
Prologis 2.250% 04/01/37 (a)	1,830,000	1,576,087
2.250% 04/01/37	1,170,000	1,007,663
Rayonier TRS Holdings, Inc. 3.750% 10/15/12 (a)	2,000,000	2,087,500
Vornado Realty Trust 3.625% 11/15/26	6,740,000	6,377,725
Real Estate Investment Trusts (REITs) Total		34,053,490
Financials Total		40,007,928

See Accompanying Notes to Financial Statements.

4

Columbia Convertible Securities Fund

August 31, 2009 (Unaudited)

Convertible Bonds (continued)
	Par ($)	Value ($)
Health Care – 24.9%
Biotechnology – 9.3%
Alexion Pharmaceuticals, Inc. 1.375% 02/01/12	950,000	2,736,000
Amgen, Inc. 0.125% 02/01/11	4,000,000	3,945,000
0.125% 02/01/11 (a)	2,982,000	2,940,997
Amylin Pharmaceuticals, Inc. 2.500% 04/15/11	900,000	810,000
BioMarin Pharmaceuticals, Inc. 1.875% 04/23/17	1,925,000	1,828,750
Gilead Sciences, Inc. 0.500% 05/01/11	6,510,000	7,958,475
Invitrogen Corp. 3.250% 06/15/25	8,536,000	9,346,920
Isis Pharmaceuticals, Inc. 2.625% 02/15/27 (a)	1,000,000	1,232,500
2.625% 02/15/27	935,000	1,152,388
Onyx Pharmaceuticals, Inc. 4.000% 08/15/16	970,000	1,056,088
OSI Pharmaceuticals, Inc. 3.000% 01/15/38	3,500,000	3,145,625
PDL BioPharma, Inc. 2.000% 02/15/12	4,375,000	4,254,687
2.750% 08/16/23	1,640,000	1,863,450
Biotechnology Total		42,270,880
Health Care Equipment & Supplies – 6.7%
Beckman Coulter, Inc. 2.500% 12/15/36 (a)	220,000	246,675
2.500% 12/15/36	3,835,000	4,299,994
China Medical Technologies, Inc. 4.000% 08/15/13	5,700,000	3,512,625
Fisher Scientific International, Inc. 3.250% 03/01/24	8,127,000	10,311,131
Medtronic, Inc. 1.500% 04/15/11	1,860,000	1,848,375
1.500% 04/15/11 (a)	5,975,000	5,937,656
1.625% 04/15/13	4,400,000	4,339,500
Health Care Equipment & Supplies Total		30,495,956
Health Care Providers & Services – 2.7%
Chemed Corp. 1.875% 05/15/14 (a)	2,250,000	1,825,312
Henry Schein, Inc. 3.000% 08/15/34 (a)	3,980,000	4,820,775
HLTH Corp. 1.750% 06/15/23	1,920,000	2,025,600
3.125% 09/01/25	1,925,000	2,021,250

	Par ($)	Value ($)
Omnicare, Inc. 3.250% 12/15/35	1,925,000	1,453,375
Health Care Providers & Services Total		12,146,312
Health Care Technology – 1.3%
Inverness Medical Innovations, Inc. 3.000% 05/15/16 (a)	6,000,000	5,962,500
Health Care Technology Total		5,962,500
Life Sciences Tool & Services – 0.8%
Millipore Corp. 3.750% 06/01/26	3,515,000	3,523,788
Life Sciences Tool & Services Total		3,523,788
Pharmaceuticals – 4.1%
Allergan, Inc. 1.500% 04/01/26 (a)	4,180,000	4,577,100
1.500% 04/01/26	2,035,000	2,228,325
Mylan, Inc. 1.250% 03/15/12	10,384,000	9,566,260
Teva Pharmaceutical Finance Co., BV 1.750% 02/01/26	1,935,000	2,271,206
Pharmaceuticals Total		18,642,891
Health Care Total		113,042,327
Industrials – 10.0%
Aerospace & Defense – 1.2%
L-3 Communications Corp. 3.000% 08/01/35	5,635,000	5,635,000
Aerospace & Defense Total		5,635,000
Airlines – 1.2%
Continental Airlines, Inc. 5.000% 06/15/23	5,755,000	5,654,288
Airlines Total		5,654,288
Commercial Services & Supplies – 2.9%
Covanta Holding Corp. 1.000% 02/01/27	6,900,000	6,175,500
3.250% 06/01/14 (a)	2,500,000	2,846,875
Waste Connections, Inc. 3.750% 04/01/26	3,823,000	3,971,141
Commercial Services & Supplies Total		12,993,516
Electrical Equipment – 2.7%
General Cable Corp. 1.000% 10/15/12 (a)	5,500,000	4,640,625
1.000% 10/15/12	1,000,000	843,750
Suntech Power Holdings Co., Ltd. 0.250% 02/15/12	6,900,000	6,658,500
Electrical Equipment Total		12,142,875

See Accompanying Notes to Financial Statements.

5

Columbia Convertible Securities Fund

August 31, 2009 (Unaudited)

Convertible Bonds (continued)
	Par ($)	Value ($)
Machinery – 1.4%
Barnes Group, Inc. 3.750% 08/01/25	1,167,000	1,123,237
Terex Corp. 4.000% 06/01/15	1,150,000	1,417,375
Trinity Industries, Inc. 3.875% 06/01/36	5,685,000	3,922,650
Machinery Total		6,463,262
Miscellaneous Manufacturing – 0.6%
Textron, Inc. 4.500% 05/01/13	2,000,000	2,742,500
Miscellaneous Manufacturing Total		2,742,500
Industrials Total		45,631,441
Information Technology – 20.5%
Communications Equipment – 2.5%
Arris Group, Inc. 2.000% 11/15/26	2,435,000	2,581,100
CommScope, Inc. 3.250% 07/01/15	2,950,000	3,569,500
Lucent Technologies, Inc. 2.875% 06/15/23	4,640,000	4,489,200
2.875% 06/15/25	800,000	636,000
Communications Equipment Total		11,275,800
Computers & Peripherals – 3.9%
EMC Corp. 1.750% 12/01/11	6,370,000	7,405,125
1.750% 12/01/13	1,800,000	2,133,000
Maxtor Corp. 6.800% 04/30/10	5,947,000	6,021,337
NetApp, Inc. 1.750% 06/01/13	2,350,000	2,323,563
Computers & Peripherals Total		17,883,025
Electronic Equipment & Instruments – 1.1%
Itron, Inc. 2.500% 08/01/26	2,882,000	3,162,995
L-1 Identity Solutions, Inc. 3.750% 05/15/27 (a)	2,000,000	1,740,000
Electronic Equipment & Instruments Total		4,902,995
Internet Software & Services – 1.7%
Akamai Technologies, Inc. 1.000% 12/15/33	2,385,000	3,011,063
Digital River, Inc. 1.250% 01/01/24	1,900,000	2,071,000
Equinix, Inc. 2.500% 04/15/12	2,550,000	2,511,750
Internet Software & Services Total		7,593,813

	Par ($)	Value ($)
IT Services – 3.2%
Alliance Data Systems Corp. 1.750% 08/01/13 (a)	4,250,000	3,782,500
CSG Systems International, Inc. 2.500% 06/15/24 (a)	4,000,000	3,870,000
DST Systems, Inc. 4.125% 08/15/23 (a)	3,930,000	4,303,350
VeriFone Holdings, Inc. 1.375% 06/15/12 (a)	3,000,000	2,433,750
IT Services Total		14,389,600
Semiconductors & Semiconductor Equipment – 4.5%
Advanced Micro Devices, Inc. 5.750% 08/15/12	5,175,000	4,159,406
6.000% 05/01/15	4,800,000	3,216,000
Intel Corp. 2.950% 12/15/35 (a)	1,165,000	1,051,413
2.950% 12/15/35	2,823,000	2,547,757
ON Semiconductor Corp. 2.625% 12/15/26	2,015,000	2,077,969
Verigy Ltd. 5.250% 07/15/14 (a)	1,500,000	1,593,750
Xilinx, Inc. 3.125% 03/15/37	6,810,000	5,711,887
Semiconductors & Semiconductor Equipment Total		20,358,182
Software – 3.6%
Lawson Software, Inc. 2.500% 04/15/12 (a)	3,000,000	2,812,500
Sybase, Inc. 1.750% 02/22/25 (a)	1,240,000	1,746,850
3.500% 08/15/29 (a)	5,250,000	5,433,750
Symantec Corp. 0.750% 06/15/11 (a)	4,000,000	4,045,000
0.750% 06/15/11	800,000	809,000
Take-Two Interactive Software, Inc. 4.375% 06/01/14	1,450,000	1,741,812
Software Total		16,588,912
Information Technology Total		92,992,327
Materials – 2.7%
Metals & Mining – 2.7%
Allegheny Technologies 4.250% 06/01/14	3,850,000	4,133,938
AngloGold Ashanti Holdings Finance PLC 3.500% 05/22/14 (a)	2,000,000	2,182,600
Kinross Gold Corp. 1.750% 03/15/28	700,000	701,750
1.750% 03/15/28 (a)	3,000,000	3,007,500

See Accompanying Notes to Financial Statements.

6

Columbia Convertible Securities Fund

August 31, 2009 (Unaudited)

Convertible Bonds (continued)
	Par ($)	Value ($)
Newmont Mining Corp. 3.000% 02/15/12	1,900,000	2,192,125
Metals & Mining Total		12,217,913
Materials Total		12,217,913
Telecommunication Services – 3.0%
Wireless Telecommunication Services – 3.0%
Leap Wireless International, Inc. 4.500% 07/15/14	2,000,000	1,467,500
NII Holdings, Inc. 3.125% 06/15/12	8,440,000	7,152,900
SBA Communications Corp. 4.000% 10/01/14 (a)	5,000,000	5,162,500
Wireless Telecommunication Services Total		13,782,900
Telecommunication Services Total		13,782,900
Utilities – 0.9%
Multi-Utilities – 0.9%
CMS Energy Corp. 2.875% 12/01/24	3,940,000	4,334,000
Multi-Utilities Total		4,334,000
Utilities Total		4,334,000
Total Convertible Bonds (cost of $388,254,755)		390,264,457
Convertible Preferred Stocks – 10.0%
	Shares
Consumer Discretionary – 1.4%
Auto Components – 0.5%
Autoliv, Inc., 8.000%	28,500	1,289,055
Johnson Controls, Inc., 11.500%	9,500	1,204,125
Auto Components Total		2,493,180
Leisure Equipment & Products – 0.9%
Callaway Golf Co., 7.500% (a)	35,000	4,147,500
Leisure Equipment & Products Total		4,147,500
Consumer Discretionary Total		6,640,680
Consumer Staples – 0.7%
Food Products – 0.7%
Archer-Daniels-Midland Co., 6.250%	33,000	1,273,800
Bunge Ltd., 4.875%	22,000	1,969,000
Food Products Total		3,242,800
Consumer Staples Total		3,242,800

	Shares	Value ($)
Energy – 0.9%
Oil, Gas & Consumable Fuels – 0.9%
El Paso Corp., 4.990% (a)	4,660	3,931,875
Oil, Gas & Consumable Fuels Total		3,931,875
Energy Total		3,931,875
Financials – 3.3%
Commercial Banks – 2.6%
Regions Financial Corp., 10.000%	1,400	1,956,500
Wells Fargo & Co., 7.500% (e)	11,630	9,914,575
Commercial Banks Total		11,871,075
Real Estate Investment Trusts (REITs) – 0.7%
Digital Realty Trust, LP, 5.500%	36,500	971,813
Simon Property Group, Inc., 6.000%	38,000	2,135,600
Real Estate Investment Trusts (REITs) Total		3,107,413
Financials Total		14,978,488
Health Care – 0.7%
Pharmaceuticals – 0.7%
Schering-Plough Corp., 6.000%	12,600	3,053,106
Pharmaceuticals Total		3,053,106
Health Care Total		3,053,106
Materials – 1.3%
Chemicals – 0.3%
Celanese Corp., 4.250% (e)	36,500	1,193,550
Chemicals Total		1,193,550
Metals & Mining – 1.0%
Freeport-McMoRan Copper & Gold, Inc., 6.750%	14,250	1,360,875
Vale Capital II, 6.750%	29,000	1,725,500
Vale Capital Ltd., 5.500%	41,600	1,657,760
Metals & Mining Total		4,744,135
Materials Total		5,937,685
Utilities – 1.7%
Electric Utilities – 1.7%
FPL Group, Inc., 8.375%	150,000	7,706,250
Electric Utilities Total		7,706,250
Utilities Total		7,706,250
Total Convertible Preferred Stocks (cost of $43,577,766)		45,490,884

See Accompanying Notes to Financial Statements.

7

Columbia Convertible Securities Fund

August 31, 2009 (Unaudited)

Common Stocks – 0.4%
	Shares	Value ($)
Financials – 0.0%
Insurance – 0.0%
MetLife, Inc.	2	75
Insurance Total		75
Financials Total		75
Materials – 0.4%
Metals & Mining – 0.4%
Antofagasta PLC	145,000	1,792,063
Metals & Mining Total		1,792,063
Materials Total		1,792,063
Total Common Stocks (cost of $1,784,532)		1,792,138
Short-Term Obligation – 3.1%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 05/06/13, market value $14,563,355 (repurchase proceeds $14,275,056)	14,275,000	14,275,000
Total Short-Term Obligation (cost of $14,275,000)		14,275,000
Total Investments – 99.4% (cost of $447,892,053) (f)		451,822,479
Other Assets & Liabilities, Net – 0.6%		2,710,023
Net Assets – 100.0%		454,532,502

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities, which are not illiquid, amounted to $114,928,190, which represents 25.3% of net assets.

(b)  Zero coupon bond.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2009.

(d)  Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)  Non-income producing security.

(f)  Cost for federal income tax purposes is $447,892,053.

The following table summarizes the inputs used, as of August 31, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Convertible Bonds
Consumer Discretionary	$—	$19,428,270	$—	$19,428,270
Consumer Staples	—	7,178,850	—	7,178,850
Energy	—	41,648,501	—	41,648,501
Financials	—	40,007,928	—	40,007,928
Health Care	—	113,042,327	—	113,042,327
Industrials	—	45,631,441	—	45,631,441
Information Technology	—	92,992,327	—	92,992,327
Materials	—	12,217,913	—	12,217,913
Telecommunications Services	—	13,782,900	—	13,782,900
Utilities	—	4,334,000	—	4,334,000
Total Convertible Bonds	—	390,264,457	—	390,264,457
Convertible Preferred Stocks
Consumer Discretionary	2,493,180	4,147,500	—	6,640,680
Consumer Staples	3,242,800	—	—	3,242,800
Energy	—	3,931,875	—	3,931,875
Financials	14,006,675	971,813	—	14,978,488
Health Care	3,053,106	—	—	3,053,106
Materials	5,937,685	—	—	5,937,685
Utilities	—	7,706,250	—	7,706,250
Total Convertible Preferred Stocks	28,733,446	16,757,438	—	45,490,884
Common Stocks
Financials	75	—	—	75
Materials	—	1,792,063	—	1,792,063
Total Common Stocks	75	1,792,063	—	1,792,138
Total Short-Term Obligation	—	14,275,000	—	14,275,000
Total Investments	$28,733,521	$423,088,958	$—	$451,822,479

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2009, the asset allocation of the Fund was as follows:

Asset Allocation	% of Net Assets
Convertible Bonds	85.9
Convertible Preferred Stocks	10.0
Common Stocks	0.4
96.3
Short-Term Obligation	3.1
Other Assets & Liabilities, Net	0.6
100.0

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Columbia Convertible Securities Fund

August 31, 2009 (Unaudited)

Assets	Investments, at identified cost	$447,892,053
	Investments, at value	451,822,479
	Receivable for:
	Investments sold	1,510,629
	Fund shares sold	58,867
	Dividends	316,113
	Interest	2,840,169
	Expense reimbursement due from investment advisor	26,946
	Prepaid expenses	2,150
	Total Assets	456,577,353
Liabilities	Payable to custodian bank	30,059
	Payable for:
	Fund shares repurchased	1,292,889
	Investment advisory fee	264,002
	Administration fee	60,449
	Pricing and bookkeeping fees	13,118
	Transfer agent fee	35,537
	Trustees' fees	61,184
	Custody fee	7,360
	Distribution and service fees	88,318
	Chief compliance officer expenses	138
	Reports to shareholders	175,938
	Other liabilities	15,859
	Total Liabilities	2,044,851
	Net Assets	454,532,502
Net Assets Consist of	Paid-in capital	580,410,399
	Undistributed net investment income	2,030,001
	Accumulated net realized loss	(131,838,324)
	Net unrealized appreciation on investments	3,930,426
	Net Assets	454,532,502
Class A	Net assets	$184,722,547
	Shares outstanding	15,290,359
	Net asset value per share	$12.08	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share	$12.82	(b)
Class B	Net assets	$29,087,606
	Shares outstanding	2,448,519
	Net asset value and offering price per share	$11.88	(a)
Class C	Net assets	$20,528,585
	Shares outstanding	1,703,540
	Net asset value and offering price per share	$12.05	(a)
Class Z	Net assets	$220,193,764
	Shares outstanding	18,204,897
	Net asset value, offering and redemption price per share	$12.10

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Columbia Convertible Securities Fund

For the Six Months Ended August 31, 2009 (Unaudited)

		($)
Investment Income	Dividends	1,858,193
	Interest	6,609,138
	Total Investment Income	8,467,331
Expenses	Investment advisory fee	1,404,805
	Administration fee	315,950
	Distribution fee:
	Class B	116,453
	Class C	74,623
	Service fee:
	Class B	38,818
	Class C	24,874
	Distribution and service fees:
	Class A	215,658
	Pricing and bookkeeping fees	58,637
	Transfer agent fee	238,978
	Trustees' fees	21,896
	Custody fee	7,553
	Chief compliance officer expenses	368
	Other expenses	187,813
	Total Expenses	2,706,426
	Fees waived by transfer agent	(35,754)
	Fees waived or expenses reimbursed by investment advisor	(87,507)
	Expense reductions	(9)
	Net Expenses	2,583,156
	Net Investment Income	5,884,175
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized gain (loss) on:
	Investments	(1,959,724)
	Foreign currency transactions	3,631
	Net realized loss	(1,956,093)
	Net change in unrealized appreciation (depreciation) on investments	84,918,067
	Net Gain	82,961,974
	Net Increase Resulting from Operations	88,846,149

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Columbia Convertible Securities Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended August 31, 2009 ($)	Year Ended February 28, 2009 ($)
Operations	Net investment income	5,884,175	13,499,152
	Net realized loss on investments, foreign currency transactions and written options	(1,956,093)	(129,036,267)
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	84,918,067	(87,305,703)
	Net increase (decrease) resulting from operations	88,846,149	(202,842,818)
Distributions to Shareholders	From net investment income:
	Class A	(2,399,720)	(5,270,952)
	Class B	(331,908)	(854,908)
	Class C	(208,315)	(458,548)
	Class Z	(3,158,950)	(7,466,421)
	From net realized gains:
	Class A	—	(4,064,506)
	Class B	—	(1,034,439)
	Class C	—	(550,003)
	Class Z	—	(5,220,906)
	Total distributions to shareholders	(6,098,893)	(24,920,683)
	Net Capital Stock Transactions	(23,531,229)	(152,638,001)
	Increase from regulatory settlements	130,285	—
	Total increase (decrease) in net assets	59,346,312	(380,401,502)
Net Assets	Beginning of period	395,186,190	775,587,692
	End of period	454,532,502	395,186,190
	Undistributed net investment income at end of period	2,030,001	2,244,719

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Convertible Securities Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,108,617	12,166,529	1,537,088	19,225,058
Distributions reinvested	198,876	2,132,974	630,014	8,392,735
Redemptions	(1,618,309)	(17,698,295)	(4,976,825)	(59,899,716)
Net decrease	(310,816)	(3,398,792)	(2,809,723)	(32,281,923)
Class B
Subscriptions	62,406	673,993	43,091	520,935
Distributions reinvested	25,517	269,272	120,139	1,598,938
Redemptions	(892,984)	(9,641,833)	(1,962,040)	(23,690,229)
Net decrease	(805,061)	(8,698,568)	(1,798,810)	(21,570,356)
Class C
Subscriptions	61,658	662,237	181,821	2,206,238
Distributions reinvested	11,228	120,451	40,032	537,080
Redemptions	(209,739)	(2,326,110)	(959,617)	(11,363,854)
Net decrease	(136,853)	(1,543,422)	(737,764)	(8,620,536)
Class Z
Subscriptions	2,251,354	25,005,021	3,541,043	41,202,000
Distributions reinvested	77,457	831,696	251,496	3,377,945
Redemptions	(3,259,181)	(35,727,164)	(10,738,824)	(134,745,131)
Net decrease	(930,370)	(9,890,447)	(6,946,285)	(90,165,186)

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Convertible Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$9.93		$14.90		$16.62		$17.59		$17.35		$17.33		$13.77
Income from Investment Operations:
Net investment income (c)	0.15		0.29		0.32		0.35		0.41		0.43		0.47
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.16		(4.73)		(0.27)		0.91		1.32		0.24		3.53
Total from investment operations	2.31		(4.44)		0.05		1.26		1.73		0.67		4.00
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.30)		(0.38)		(0.43)		(0.42)		(0.50)		(0.44)
From net realized gains	—		(0.23)		(1.39)		(1.80)		(1.07)		(0.15)		—
Total distributions to shareholders	(0.16)		(0.53)		(1.77)		(2.23)		(1.49)		(0.65)		(0.44)
Increase from regulatory settlements	—	(d)	—		—		—		—		—		—
Net Asset Value, End of Period	$12.08		$9.93		$14.90		$16.62		$17.59		$17.35		$17.33
Total return (e)(f)	23.42	%(g)	(30.64)%		(0.22)%		7.96	%(g)	10.54%		3.87%		29.32%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.23	%(i)	1.21%		1.18%		1.16	%(i)	1.09%		1.16%		1.19	%(j)
Interest expense	—		—	%(k)	—	%(k)	—	%(i)(k)	—	%(k)	—	%(k)	—	%(k)
Net expenses (h)	1.23	%(i)	1.21%		1.18%		1.16	%(i)	1.09%		1.16%		1.19	%(j)
Waiver/Reimbursement	0.05	%(i)	0.03%		0.01%		0.01	%(i)	0.06	%(l)	0.03	%(l)	0.03	%(l)
Net investment income (h)	2.69	%(i)	2.33%		1.91%		2.25	%(i)	2.39%		2.50%		2.94%
Portfolio turnover rate	56	%(g)	92%		77%		44	%(g)	40%		37%		91%
Net assets, end of period (000s)	$184,723		$154,987		$274,370		$328,023		$352,010		$373,390		$398,485

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Convertible Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$9.77		$14.66		$16.37		$17.38		$17.16		$17.15		$13.64
Income from Investment Operations:
Net investment income (c)	0.11		0.19		0.19		0.23		0.28		0.30		0.35
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.12		(4.65)		(0.26)		0.90		1.30		0.23		3.48
Total from investment operations	2.23		(4.46)		(0.07)		1.13		1.58		0.53		3.83
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.20)		(0.25)		(0.34)		(0.29)		(0.37)		(0.32)
From net realized gains	—		(0.23)		(1.39)		(1.80)		(1.07)		(0.15)		—
Total distributions to shareholders	(0.12)		(0.43)		(1.64)		(2.14)		(1.36)		(0.52)		(0.32)
Increase from regulatory settlements	—	(d)	—		—		—		—		—		—
Net Asset Value, End of Period	$11.88		$9.77		$14.66		$16.37		$17.38		$17.16		$17.15
Total return (e)(f)	22.94	%(g)	(31.14)%		(0.92)%		7.19	%(g)	9.72%		3.08%		28.30%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.98	%(i)	1.96%		1.93%		1.91	%(i)	1.84%		1.91%		1.94	%(j)
Interest expense	—		—	%(k)	—	%(k)	—	%(i)(k)	—	%(k)	—	%(k)	—	%(k)
Net expenses (h)	1.98	%(i)	1.96%		1.93%		1.91	%(i)	1.84%		1.91%		1.94	%(j)
Waiver/Reimbursement	0.05	%(i)	0.03%		0.01%		0.01	%(i)	0.06	%(l)	0.03	%(l)	0.03	%(l)
Net investment income (h)	1.92	%(i)	1.53%		1.16%		1.50	%(i)	1.64%		1.75%		2.19%
Portfolio turnover rate	56	%(g)	92%		77%		44	%(g)	40%		37%		91%
Net assets, end of period (000s)	$29,088		$31,792		$74,074		$99,360		$116,566		$143,194		$154,322

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Convertible Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$9.91		$14.86		$16.58		$17.57		$17.34		$17.31		$13.77
Income from Investment Operations:
Net investment income (c)	0.11		0.20		0.19		0.23		0.28		0.30		0.35
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.15		(4.72)		(0.27)		0.92		1.31		0.25		3.52
Total from investment operations	2.26		(4.52)		(0.08)		1.15		1.59		0.55		3.87
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.20)		(0.25)		(0.34)		(0.29)		(0.37)		(0.33)
From net realized gains	—		(0.23)		(1.39)		(1.80)		(1.07)		(0.15)		—
Total distributions to shareholders	(0.12)		(0.43)		(1.64)		(2.14)		(1.36)		(0.52)		(0.33)
Increase from regulatory settlements	—	(d)	—		—		—		—		—		—
Net Asset Value, End of Period	$12.05		$9.91		$14.86		$16.58		$17.57		$17.34		$17.31
Total return (e)(f)	22.91	%(g)	(31.13)%		(0.97)%		7.23	%(g)	9.68%		3.16%		28.31%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.98	%(i)	1.96%		1.93%		1.91	%(i)	1.84%		1.91%		1.94	%(j)
Interest expense	—		—	%(k)	—	%(k)	—	%(i)(k)	—	%(k)	—	%(k)	—	%(k)
Net expenses (h)	1.98	%(i)	1.96%		1.93%		1.91	%(i)	1.84%		1.91%		1.94	%(j)
Waiver/Reimbursement	0.05	%(i)	0.03%		0.01%		0.01	%(i)	0.06	%(l)	0.03	%(l)	0.03	%(l)
Net investment income (h)	1.93	%(i)	1.54%		1.16%		1.50	%(i)	1.64%		1.75%		2.19%
Portfolio turnover rate	56	%(g)	92%		77%		44	%(g)	40%		37%		91%
Net assets, end of period (000s)	$20,529		$18,239		$38,320		$52,794		$57,193		$66,844		$71,205

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Convertible Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$9.94		$14.91		$16.62		$17.59		$17.35		$17.32		$13.77
Income from Investment Operations:
Net investment income (c)	0.16		0.33		0.36		0.39		0.46		0.48		0.51
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.17		(4.73)		(0.26)		0.91		1.31		0.24		3.52
Total from investment operations	2.33		(4.40)		0.10		1.30		1.77		0.72		4.03
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.34)		(0.42)		(0.47)		(0.46)		(0.54)		(0.48)
From net realized gains	—		(0.23)		(1.39)		(1.80)		(1.07)		(0.15)		—
Total distributions to shareholders	(0.17)		(0.57)		(1.81)		(2.27)		(1.53)		(0.69)		(0.48)
Increase from regulatory settlements	—	(d)	—		—		—		—		—		—
Net Asset Value, End of Period	$12.10		$9.94		$14.91		$16.62		$17.59		$17.35		$17.32
Total return (e)(f)	23.65	%(g)	(30.43)%		0.10%		8.16	%(g)	10.81%		4.18%		29.54%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.98	%(i)	0.96%		0.93%		0.91	%(i)	0.84%		0.91%		0.94	%(j)
Interest expense	—		—	%(k)	—	%(k)	—	%(i)(k)	—	%(k)	—	%(k)	—	%(k)
Net expenses (h)	0.98	%(i)	0.96%		0.93%		0.91	%(i)	0.84%		0.91%		0.94	%(j)
Waiver/Reimbursement	0.05	%(i)	0.03%		0.01%		0.01	%(i)	0.06	%(l)	0.03	%(l)	0.03	%(l)
Net investment income (h)	2.94	%(i)	2.56%		2.16%		2.50	%(i)	2.64%		2.75%		3.19%
Portfolio turnover rate	56	%(g)	92%		77%		44	%(g)	40%		37%		91%
Net assets, end of period (000s)	$220,194		$190,168		$388,824		$611,157		$775,758		$924,893		$962,284

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor Z shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Columbia Convertible Securities Fund

August 31, 2009 (Unaudited)

Note 1. Organization

Columbia Convertible Securities Fund (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of capital appreciation and current income.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable. Effective June 22, 2009, the Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 12, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows

17

Columbia Convertible Securities Fund, August 31, 2009 (Unaudited)

and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities except for premiums attributable to the conversion feature on convertible securities.

Corporate actions and dividend income are recorded on the ex-date.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the

18

Columbia Convertible Securities Fund, August 31, 2009 (Unaudited)

Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended February 28, 2009 was as follows:

Ordinary Income*	$14,240,428
Long-Term Capital Gains	10,680,255

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at August 31, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$26,420,815
Unrealized depreciation	(22,490,389)
Net unrealized appreciation	$3,930,426

The following capital loss carryforwards, determined as of February 28, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2017	$71,063,081

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd, an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.65%
$500 million to $1 billion	0.60%
$1 billion to $1.5 billion	0.55%
Over $1.5 billion	0.50%

19

Columbia Convertible Securities Fund, August 31, 2009 (Unaudited)

For the six month period ended August 31, 2009, the Fund's annualized effective investment advisory fee rate was 0.65% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.17% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to May 1, 2009, the Transfer Agent voluntarily waived a portion of its fees for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) did not exceed 0.02% annually of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended August 31, 2009, the Distributor has retained net underwriting discounts of $3,750 on sales of the Fund's Class A shares and received net CDSC fees of $9,216 and $93 on Class B and Class C share redemptions, respectively.

20

Columbia Convertible Securities Fund, August 31, 2009 (Unaudited)

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Fund and a combined distribution and shareholder servicing plan for the Class A shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

Expense Limits and Fee Waivers

Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.95% of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Other Related Party Transactions

In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended August 31, 2009 was $1,350.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended August 31, 2009, these custody credits reduced total expenses by $9 for the Fund.

Note 6. Portfolio Information

For the six month period ended August 31, 2009, the cost of purchases and proceeds from sales of securities, excluding

21

Columbia Convertible Securities Fund, August 31, 2009 (Unaudited)

short-term obligations, for the Fund were $227,025,060 and $233,705,872, respectively.

Note 7. Regulatory Settlements

As of August 31, 2009, the Fund had received payments of $130,285 relating to certain regulatory settlements with third parties that the Fund had participated in during the six month period. The payments have been included in "Increase from regulatory settlements" on the Statement of Changes in Net Assets.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2009, the fund did not borrow under these arrangements.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

For the six month period ended August 31, 2009, the Fund did not participate in the securities lending program.

Note 10. Shares of Beneficial Interest

As of August 31, 2009, 34.4% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 11. Significant Risks and Contingencies

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

22

Columbia Convertible Securities Fund, August 31, 2009 (Unaudited)

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 12. Subsequent Events

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

On October 15, 2009, the committed line of credit discussed in Note 8 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

23

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Convertible Securities Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

25

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Convertible Securities Fund

Semiannual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/23537-0809 (10/09) 09/91014

Columbia Management®

Semiannual Report

August 31, 2009

Columbia Large Cap Value Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Investment Portfolio	5

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	20

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 12 of the Notes to Financial Statements for additional information.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Past performance is no guarantee of future results.

Fund Profile – Columbia Large Cap Value Fund

Summary

■  For the six-month period that ended August 31, 2009, the fund's Class A shares returned 37.06% without sales charge. The fund's benchmark, the Russell 1000 Value Index,1 returned 44.21%. The average return of funds in its peer group, the Lipper Large-Cap Value Funds Classification,2 was 42.50%. The fund's return fell short of these comparative measures because it maintained its long-standing focus on higher quality stocks during a period in which lower quality issues led the market.

■  Positive stock selection in the energy sector gave the biggest boost to returns versus the index. Among the standouts were Occidental Petroleum and Newfield Exploration (1.8% and 1.0% of net assets, respectively), exploration and production companies whose stocks rose as both oil prices and production growth climbed. Stock selection in consumer staples was also positive, led by cosmetics company Avon Products and tobacco company Philip Morris International (1.3% and 1.1% of net assets, respectively). Both companies derive a significant portion of their revenues from overseas, which helped as many emerging markets saw a pickup in economic growth. Sector allocation decisions helped performance relative to the fund's benchmark. The fund had less exposure than the index to energy, telecommunication services, health care and utilities stocks, which underperformed the overall market. And, it had more exposure than the index to financials, information technology, industrials and materials, which were stronger performers.

■  Although stock selection aided performance in energy and consumer staples, it was a drag on performance in other sectors relative to the index. In the financials, consumer discretionary and materials sectors, returns were very strong on an absolute basis but trailed the sector average. In financials, the fund had below-average exposure to lower quality insurance and banking names that did particularly well. In consumer discretionary, McDonald's (0.8% of net assets) saw its stock climb, but underperformed amid worries that an improved economy would lead customers to higher-priced establishments. In materials, fertilizer producers Monsanto and Potash Corp. of Saskatchewan (1.2% and 0.4% of net assets, respectively) were hurt as the credit crisis caused farmers to cut back on their plantings and need for fertilizer.

■  Despite the market's strong rally, we believe that stock valuations remain attractive, with few companies near what we view as their normalized earnings potential. In addition, we believe profit margins in many industries stand to benefit from recent cost cutting efforts. However, concerns remain, including the potential for increased

1The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+37.06%

Class A shares (without sales charge)

+44.21%

Russell 1000 Value Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

1

Fund Profile (continued) – Columbia Large Cap Value Fund

regulatory and/or legislative pressures, especially in health care and financials. Going forward, we plan to focus, as always, on companies that have the greatest potential to expand their operating margins. We expect to move into these areas gradually, while maintaining a rigorous management discipline.

Portfolio Management

Lori J. Ensinger has co-managed the fund since August 2001 and has been associated with the advisor or its predecessors or affiliate organizations since 2001.

Diane L. Sobin has co-managed the fund since August 2001 and has been associated with the advisor or its predecessors or affiliate organizations since 2001.

David I. Hoffman has co-managed the fund since April 2004 and has been associated with the advisor or its predecessors or affiliate organizations since 2001.

Noah J. Petrucci has co-managed the fund since February 2002 and has been associated with the advisor or its predecessors or affiliate organizations since 2002.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. The price of the company's stock may not approach the value the manager has placed on it.

2

Performance Information – Columbia Large Cap Value Fund

Performance of a $10,000 investment 09/01/99 – 08/31/09 ($)

Sales charge	without	with
Class A	10,671	10,057
Class B	9,884	9,884
Class C	9,898	9,898
Class R	10,580	n/a
Class Y	10,963	n/a
Class Z	10,952	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Large Cap Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		R	Y	Z
Inception	12/06/89		06/07/93		06/17/92		01/23/06	07/15/09	09/19/89
Sales charge	without	with	without	with	without	with	without	without	without
6-month (cumulative)	37.06	29.13	36.57	31.57	36.72	35.72	37.09	37.46	37.32
1-year	–17.08	–21.82	–17.66	–21.73	–17.64	–18.46	–17.22	–16.75	–16.84
5-year	0.98	–0.21	0.20	–0.13	0.23	0.23	0.80	1.25	1.23
10-year	0.65	0.06	–0.12	–0.12	–0.10	–0.10	0.57	0.92	0.91

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		R	Y	Z
Sales charge	without	with	without	with	without	with	without	without	without
6-month (cumulative)	32.12	24.47	31.67	26.67	31.67	30.67	32.00	32.45	32.24
1-year	–8.34	–13.58	–9.06	–13.57	–9.06	–9.96	–8.58	–7.97	–8.11
5-year	1.31	0.12	0.55	0.23	0.55	0.55	1.11	1.59	1.56
10-year	1.44	0.85	0.67	0.67	0.67	0.67	1.34	1.72	1.70

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares in the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Y and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R, Class Y and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns for Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to a higher Rule 12b-1 fee.

The returns for Class Y shares include the returns for Class Z shares prior to July 15, 2009, the date on which Class Y shares were initially offered by the fund. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.10
Class B	1.85
Class C	1.85
Class R	1.35
Class Y	0.69
Class Z	0.85

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	9.54
Class B	9.20
Class C	9.21
Class R	9.54
Class Y	9.57
Class Z	9.56

Distributions declared per share

03/01/09 – 08/31/09 ($)

Class A	0.05
Class B	0.02
Class C	0.02
Class R	0.04
Class Z	0.06

3

Understanding Your Expenses – Columbia Large Cap Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,370.62		1,019.37	6.92		5.89	1.16
Class B	1,000.00	1,000.00	1,365.68		1,015.60	11.36		9.68	1.91
Class C	1,000.00	1,000.00	1,367.19		1,015.59	11.38		9.69	1.91
Class R	1,000.00	1,000.00	1,370.92		1,018.09	8.44		7.18	1.41
Class Y	1,000.00	1,000.00	1,106.40	*	1,021.19	1.11	*	4.06	0.80
Class Z	1,000.00	1,000.00	1,373.19		1,020.63	5.43		4.62	0.91

*For the period July 15, 2009 through August 31, 2009. Class Y shares commenced operations on July 15, 2009.

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia Large Cap Value Fund

August 31, 2009 (Unaudited)

Common Stocks – 97.0%
	Shares	Value ($)
Consumer Discretionary – 8.7%
Hotels, Restaurants & Leisure – 3.4%
Carnival Corp.	1,164,100	34,049,925
McDonald's Corp.	344,519	19,375,748
Starwood Hotels & Resorts Worldwide, Inc.	875,938	26,085,434
Hotels, Restaurants & Leisure Total		79,511,107
Household Durables – 0.5%
D.R. Horton, Inc.	831,300	11,147,733
Household Durables Total		11,147,733
Multiline Retail – 3.0%
J.C. Penney Co., Inc.	1,270,300	38,159,812
Nordstrom, Inc.	1,180,400	33,098,416
Multiline Retail Total		71,258,228
Specialty Retail – 1.8%
Lowe's Companies, Inc.	1,921,700	41,316,550
Specialty Retail Total		41,316,550
Consumer Discretionary Total		203,233,618
Consumer Staples – 5.6%
Beverages – 1.1%
Diageo PLC, ADR	402,898	24,995,792
Beverages Total		24,995,792
Food & Staples Retailing – 0.5%
Wal-Mart Stores, Inc.	223,200	11,354,184
Food & Staples Retailing Total		11,354,184
Food Products – 0.7%
J.M. Smucker Co.	333,700	17,442,499
Food Products Total		17,442,499
Household Products – 1.0%
Procter & Gamble Co.	441,500	23,889,565
Household Products Total		23,889,565
Personal Products – 1.3%
Avon Products, Inc.	912,797	29,090,840
Personal Products Total		29,090,840
Tobacco – 1.0%
Philip Morris International, Inc.	532,677	24,348,666
Tobacco Total		24,348,666
Consumer Staples Total		131,121,546
Energy – 17.2%
Energy Equipment & Services – 3.2%
Halliburton Co.	777,698	18,439,220
Nabors Industries Ltd. (a)	1,788,500	31,620,680

	Shares	Value ($)
Transocean Ltd. (a)	335,600	25,451,904
Energy Equipment & Services Total		75,511,804
Oil, Gas & Consumable Fuels – 14.0%
Alpha Natural Resources, Inc. (a)	357,100	11,537,901
Chevron Corp.	532,800	37,264,032
EOG Resources, Inc.	399,700	28,778,400
Exxon Mobil Corp.	1,319,628	91,252,276
Hess Corp.	572,900	28,983,011
Marathon Oil Corp.	579,100	17,876,817
Newfield Exploration Co. (a)	624,200	24,150,298
Occidental Petroleum Corp.	577,900	42,244,490
Petroleo Brasileiro SA, ADR	389,000	15,419,960
Williams Companies, Inc.	1,707,600	28,072,944
Oil, Gas & Consumable Fuels Total		325,580,129
Energy Total		401,091,933
Financials – 25.7%
Capital Markets – 4.9%
Bank of New York Mellon Corp.	964,200	28,549,962
Goldman Sachs Group, Inc.	390,700	64,645,222
Morgan Stanley	740,800	21,453,568
Capital Markets Total		114,648,752
Commercial Banks – 8.1%
BB&T Corp.	946,400	26,442,416
Fifth Third Bancorp.	1,772,400	19,390,056
PNC Financial Services Group, Inc.	468,079	19,935,485
U.S. Bancorp	2,355,382	53,278,741
Wells Fargo & Co.	2,002,114	55,098,177
Zions Bancorporation	798,100	14,102,427
Commercial Banks Total		188,247,302
Consumer Finance – 0.8%
American Express Co.	538,800	18,222,216
Consumer Finance Total		18,222,216
Diversified Financial Services – 5.0%
JPMorgan Chase & Co.	2,664,710	115,808,296
Diversified Financial Services Total		115,808,296
Insurance – 4.6%
ACE Ltd.	482,476	25,175,597
Aon Corp.	440,900	18,411,984
Axis Capital Holdings Ltd.	820,400	25,005,792
Marsh & McLennan Companies, Inc.	553,400	13,027,036
Prudential Financial, Inc.	516,915	26,145,561
Insurance Total		107,765,970

See Accompanying Notes to Financial Statements.

5

Columbia Large Cap Value Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Real Estate Investment Trusts (REITs) – 2.3%
Plum Creek Timber Co., Inc.	440,700	13,348,803
Rayonier, Inc.	438,800	18,846,460
Simon Property Group, Inc.	313,416	19,939,526
Real Estate Investment Trusts (REITs) Total		52,134,789
Financials Total		596,827,325
Health Care – 8.7%
Biotechnology – 0.8%
Amgen, Inc. (a)	319,000	19,057,060
Biotechnology Total		19,057,060
Health Care Equipment & Supplies – 1.0%
Boston Scientific Corp. (a)	2,033,400	23,892,450
Health Care Equipment & Supplies Total		23,892,450
Health Care Providers & Services – 1.2%
Medco Health Solutions, Inc. (a)	525,000	28,990,500
Health Care Providers & Services Total		28,990,500
Life Sciences Tools & Services – 2.5%
Life Technologies Corp. (a)	596,200	26,548,786
Thermo Fisher Scientific, Inc. (a)	687,000	31,059,270
Life Sciences Tools & Services Total		57,608,056
Pharmaceuticals – 3.2%
Johnson & Johnson	354,300	21,413,892
Pfizer, Inc.	2,100,900	35,085,030
Schering-Plough Corp.	611,600	17,234,888
Pharmaceuticals Total		73,733,810
Health Care Total		203,281,876
Industrials – 8.4%
Aerospace & Defense – 4.6%
Goodrich Corp.	394,000	21,733,040
Honeywell International, Inc.	658,100	24,191,756
L-3 Communications Holdings, Inc.	214,800	15,981,120
Northrop Grumman Corp.	189,500	9,249,495
United Technologies Corp.	585,380	34,748,157
Aerospace & Defense Total		105,903,568
Construction & Engineering – 1.0%
KBR, Inc.	1,058,900	23,984,085
Construction & Engineering Total		23,984,085
Industrial Conglomerates – 1.4%
General Electric Co.	2,401,016	33,374,122
Industrial Conglomerates Total		33,374,122

	Shares	Value ($)
Machinery – 1.4%
Eaton Corp.	228,000	12,300,600
Navistar International Corp. (a)	340,902	14,740,603
PACCAR, Inc.	154,100	5,573,797
Machinery Total		32,615,000
Industrials Total		195,876,775
Information Technology – 7.5%
Computers & Peripherals – 3.1%
EMC Corp. (a)	2,674,400	42,522,960
International Business Machines Corp.	242,700	28,650,735
Computers & Peripherals Total		71,173,695
Semiconductors & Semiconductor Equipment – 3.7%
Intel Corp.	769,800	15,642,336
Intersil Corp., Class A	905,200	13,396,960
KLA-Tencor Corp.	699,900	21,836,880
Lam Research Corp. (a)	701,683	21,541,668
Texas Instruments, Inc.	586,800	14,429,412
Semiconductors & Semiconductor Equipment Total		86,847,256
Software – 0.7%
BMC Software, Inc. (a)	458,400	16,341,960
Software Total		16,341,960
Information Technology Total		174,362,911
Materials – 5.6%
Chemicals – 1.6%
Monsanto Co.	336,700	28,242,396
Potash Corp. of Saskatchewan, Inc.	101,700	9,001,467
Chemicals Total		37,243,863
Metals & Mining – 2.9%
Freeport-McMoRan Copper & Gold, Inc.	104,700	6,594,006
Nucor Corp.	595,500	26,523,570
United States Steel Corp.	780,400	34,165,912
Metals & Mining Total		67,283,488
Paper & Forest Products – 1.1%
Weyerhaeuser Co.	680,900	25,458,851
Paper & Forest Products Total		25,458,851
Materials Total		129,986,202
Telecommunication Services – 3.9%
Diversified Telecommunication Services – 3.9%
AT&T, Inc.	2,402,551	62,586,454

See Accompanying Notes to Financial Statements.

6

Columbia Large Cap Value Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Verizon Communications, Inc.	932,102	28,932,446
Diversified Telecommunication Services Total		91,518,900
Telecommunication Services Total		91,518,900
Utilities – 5.7%
Electric Utilities – 3.4%
American Electric Power Co., Inc.	697,400	21,919,282
Exelon Corp.	289,400	14,475,788
FPL Group, Inc.	603,100	33,882,158
Northeast Utilities	355,561	8,458,796
Electric Utilities Total		78,736,024
Independent Power Producers & Energy Traders – 0.3%
AES Corp. (a)	471,146	6,440,566
Independent Power Producers & Energy Traders Total		6,440,566
Multi-Utilities – 2.0%
PG&E Corp.	764,743	31,040,918
Wisconsin Energy Corp.	331,900	15,091,493
Multi-Utilities Total		46,132,411
Utilities Total		131,309,001
Total Common Stocks (cost of $1,997,213,235)		2,258,610,087
Convertible Preferred Stocks – 1.8%
Health Care – 0.8%
Pharmaceuticals – 0.8%
Schering-Plough Corp., 6.000%	74,400	18,027,864
Pharmaceuticals Total		18,027,864
Health Care Total		18,027,864
Materials – 1.0%
Metals & Mining – 1.0%
Freeport-McMoRan Copper & Gold, Inc., 6.750%	240,600	22,977,300
Metals & Mining Total		22,977,300
Materials Total		22,977,300
Total Convertible Preferred Stocks (cost of $29,747,282)		41,005,164

Short-Term Obligation – 0.9%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 05/06/13, market value $21,378,291 (repurchase proceeds $20,955,081)	20,955,000	20,955,000
Total Short-Term Obligation (cost of $20,955,000)		20,955,000
Total Investments – 99.7% (cost of $2,047,915,517) (b)		2,320,570,251
Other Assets & Liabilities, Net – 0.3%		7,394,719
Net Assets – 100.0%		2,327,964,970

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $2,047,915,517.

The following table summarizes the inputs used, as of August 31, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$203,233,618	$—	$—	$203,233,618
Consumer Staples	131,121,546	—	—	131,121,546
Energy	401,091,933	—	—	401,091,933
Financials	596,827,325	—	—	596,827,325
Health Care	203,281,876	—	—	203,281,876
Industrials	195,876,775	—	—	195,876,775
Information Technology	174,362,911	—	—	174,362,911
Materials	129,986,202	—	—	129,986,202
Telecommunication Services	91,518,900	—	—	91,518,900
Utilities	131,309,001	—	—	131,309,001
Total Common Stocks	2,258,610,087	—	—	2,258,610,087
Convertible Preferred Stocks
Health Care	18,027,864	—	—	18,027,864
Materials	22,977,300	—	—	22,977,300
Total Convertible Preferred Stocks	41,005,164	—	—	41,005,164
Total Short-Term Obligation	—	20,955,000	—	20,955,000
Total Investments	$2,299,615,251	$20,955,000	$—	$2,320,570,251

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

7

Columbia Large Cap Value Fund

August 31, 2009 (Unaudited)

At August 31, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	25.7
Energy	17.2
Healthcare	9.5
Consumer Discretionary	8.7
Industrials	8.4
Information Technology	7.5
Materials	6.6
Utilities	5.7
Consumer Staples	5.6
Telecommunication Services	3.9
98.8
Short-Term Obligation	0.9
Other Assets & Liabilities, Net	0.3
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Columbia Large Cap Value Fund

August 31, 2009 (Unaudited)

		($)
Assets	Investments, at cost	2,047,915,517
	Investments, at value	2,320,570,251
	Cash	81
	Receivable for:
	Investments sold	22,629,312
	Fund shares sold	1,793,993
	Dividends	5,102,029
	Interest	81
	Trustees' deferred compensation plan	54,954
	Other assets	13,152
	Total Assets	2,350,163,853
Liabilities	Payable for:
	Investments purchased	13,614,989
	Fund shares repurchased	5,560,514
	Investment advisory fee	996,883
	Administration fee	333,714
	Pricing and bookkeeping fees	11,835
	Transfer agent fee	1,056,548
	Trustees' fees	79,684
	Custody fee	15,382
	Distribution and service fees	345,786
	Chief compliance officer expenses	403
	Trustees' deferred compensation plan	54,954
	Other liabilities	128,191
	Total Liabilities	22,198,883
	Net Assets	2,327,964,970
Net Assets Consist of	Paid-in capital	2,967,899,599
	Undistributed net investment income	5,953,785
	Accumulated net realized loss	(918,543,148)
	Net unrealized appreciation on investments	272,654,734
	Net Assets	2,327,964,970

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – Columbia Large Cap Value Fund

August 31, 2009 (Unaudited) (continued)

Class A	Net assets	$879,410,636
	Shares outstanding	92,154,120
	Net asset value per share	$9.54	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share	$10.12	(b)
Class B	Net assets	$129,645,819
	Shares outstanding	14,086,472
	Net asset value and offering price per share	$9.20	(a)
Class C	Net assets	$38,488,747
	Shares outstanding	4,181,082
	Net asset value and offering price per share	$9.21	(a)
Class R	Net assets	$219,713
	Shares outstanding	23,042
	Net asset value, offering and redemption price per share	$9.54
Class Y (c)	Net assets	$10,842,982
	Shares outstanding	1,133,345
	Net asset value, offering and redemption price per share	$9.57
Class Z	Net assets	$1,269,357,073
	Shares outstanding	132,773,374
	Net asset value, offering and redemption price per share	$9.56

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

(c)  Class Y shares commenced operations on July 15, 2009.

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Columbia Large Cap Value Fund

For the Six Months Ended August 31, 2009 (Unaudited)

		($)
Investment Income	Dividends	24,867,498
	Interest	22,616
	Foreign taxes withheld	(76,256)
	Total Investment Income	24,813,858
Expenses	Investment advisory fee	5,230,245
	Administration fee	1,708,787
	Distribution fee:
	Class B	495,580
	Class C	134,361
	Class R	463
	Service fee:
	Class B	165,720
	Class C	44,787
	Distribution and service fees:
	Class A	996,081
	Pricing and bookkeeping fees	70,552
	Transfer agent fee—Class A, Class B, Class C, Class R and Class Z	2,334,011
	Trustees' fees	18,124
	Custody fee	27,601
	Chief compliance officer expenses	736
	Other expenses	469,908
	Total Expenses	11,696,956
	Fees waived by transfer agent	(278,265)
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(66,850)
	Expense reductions	(1)
	Net Expenses	11,351,840
	Net Investment Income	13,462,018
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized loss on investments	(200,782,145)
	Net change in unrealized appreciation (depreciation) on investments	831,015,189
	Net Gain	630,233,044
	Net Increase Resulting from Operations	643,695,062

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Columbia Large Cap Value Fund

		(Unaudited) Six Months Ended August 31,	Year Ended February 28,
Increase (Decrease) in Net Assets		2009 ($)(a)	2009 ($)
Operations	Net investment income	13,462,018	49,270,249
	Net realized loss on investments and written options	(200,782,145)	(612,666,044)
	Net change in unrealized appreciation (depreciation) on investments	831,015,189	(812,203,175)
	Net increase (decrease) resulting from operations	643,695,062	(1,375,598,970)
Distributions to Shareholders	From net investment income:
	Class A	(4,280,388)	(19,145,155)
	Class B	(259,433)	(2,456,302)
	Class C	(69,553)	(544,756)
	Class R	(788)	(3,471)
	Class Z	(7,259,533)	(31,407,396)
	Total distributions to shareholders	(11,869,695)	(53,557,080)
	Net Capital Stock Transactions	(42,367,101)	(417,626,088)
	Increase from regulatory settlements	1,214	—
	Total increase (decrease) in net assets	589,459,480	(1,846,782,138)
Net Assets	Beginning of period	1,738,505,490	3,585,287,628
	End of period	2,327,964,970	1,738,505,490
	Undistributed net investment income at end of period	5,953,785	4,361,462

(a)  Class Y shares commenced operations on July 15, 2009.

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Large Cap Value Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	8,821,771	70,910,335	21,665,197	223,674,367
Distributions reinvested	510,738	4,084,823	1,758,660	18,227,584
Redemptions	(13,238,859)	(108,023,696)	(29,409,824)	(296,101,412)
Net decrease	(3,906,350)	(33,028,538)	(5,985,967)	(54,199,461)
Class B
Subscriptions	124,217	966,894	326,080	3,333,007
Distributions reinvested	30,801	238,279	231,092	2,247,279
Redemptions	(4,949,668)	(39,203,946)	(10,677,747)	(108,032,276)
Net decrease	(4,794,650)	(37,998,773)	(10,120,575)	(102,451,990)
Class C
Subscriptions	135,757	1,060,313	364,182	3,317,906
Distributions reinvested	7,667	59,398	48,057	465,605
Redemptions	(565,979)	(4,520,277)	(1,703,376)	(16,777,002)
Net decrease	(422,555)	(3,400,566)	(1,291,137)	(12,993,491)
Class R
Subscriptions	4,053	32,935	6,275	66,917
Distributions reinvested	98	788	342	3,472
Redemptions	(2,191)	(17,711)	(4,602)	(42,622)
Net increase	1,960	16,012	2,015	27,767
Class Y (a)
Subscriptions	2,514,561	22,759,500	—	—
Redemptions	(1,381,216)	(12,845,304)	—	—
Net increase	1,133,345	9,914,196	—	—
Class Z
Subscriptions	16,389,360	131,921,733	19,753,607	193,882,402
Distributions reinvested	525,056	4,209,306	1,620,276	17,041,733
Redemptions	(13,532,767)	(114,000,471)	(45,713,915)	(458,933,048)
Net increase (decrease)	3,381,649	22,130,568	(24,340,032)	(248,008,913)

(a)  Class Y shares commenced operations on July 15, 2009.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class A Shares	2009		2009		2008	2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$7.00		$12.37		$15.16	$14.60		$13.10		$11.84		$8.46
Income from Investment Operations:
Net investment income (c)	0.05		0.18		0.20	0.17		0.19		0.17		0.14
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.54		(5.36)		(1.14)	1.37		1.64		1.26		3.36
Total from investment operations	2.59		(5.18)		(0.94)	1.54		1.83		1.43		3.50
Less Distributions to Shareholders:
From net investment income	(0.05)		(0.19)		(0.22)	(0.12)		(0.16)		(0.17)		(0.12)
From net realized gains	—		—		(1.63)	(0.86)		(0.17)		—		—
Total distributions to shareholders	(0.05)		(0.19)		(1.85)	(0.98)		(0.33)		(0.17)		(0.12)
Increase from regulatory settlements	—	(d)	—		—	—		—		—		—
Net Asset Value, End of Period	$9.54		$7.00		$12.37	$15.16		$14.60		$13.10		$11.84
Total return (e)(f)	37.06	%(g)	(42.36)%		(7.55)%	11.09	%(g)	14.15%		12.16%		41.51%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.16	%(i)	1.04%		0.99%	1.01	%(i)	0.96%		1.02%		1.14	%(j)
Interest expense	—		—	%(k)	—	—		—		—		—	%(k)
Net expenses (h)	1.16	%(i)	1.04%		0.99%	1.01	%(i)	0.96%		1.02%		1.14	%(j)
Waiver/Reimbursement	0.03	%(i)	0.06%		0.06%	0.05	%(i)	0.09	%(l)	0.13	%(l)	0.07	%(l)
Net investment income (h)	1.21	%(i)	1.68%		1.37%	1.27	%(i)	1.36%		1.41%		1.24%
Portfolio turnover rate	36	%(g)	61%		62%	66	%(g)	59%		52%		69%
Net assets, end of period (000s)	$879,411		$672,426		$1,262,700	$1,332,311		$1,066,456		$292,037		$211,227

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The reimbursement from investment advisor had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.10% and 0.04% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class B Shares	2009		2009		2008	2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$6.75		$11.94		$14.69	$14.19		$12.75		$11.53		$8.25
Income from Investment Operations:
Net investment income (c)	0.02		0.09		0.09	0.07		0.08		0.08		0.05
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.45		(5.17)		(1.10)	1.34		1.59		1.22		3.27
Total from investment operations	2.47		(5.08)		(1.01)	1.41		1.67		1.30		3.32
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.11)		(0.11)	(0.05)		(0.06)		(0.08)		(0.04)
From net realized gains	—		—		(1.63)	(0.86)		(0.17)		—		—
Total distributions to shareholders	(0.02)		(0.11)		(1.74)	(0.91)		(0.23)		(0.08)		(0.04)
Increase from regulatory settlements	—	(d)	—		—	—		—		—		—
Net Asset Value, End of Period	$9.20		$6.75		$11.94	$14.69		$14.19		$12.75		$11.53
Total return (e)(f)	36.57	%(g)	(42.84)%		(8.24)%	10.38	%(g)	13.22%		11.31%		40.30%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.91	%(i)	1.79%		1.74%	1.76	%(i)	1.71%		1.77%		1.89	%(j)
Interest expense	—		—	%(k)	—	—		—		—		—	%(k)
Net expenses (h)	1.91	%(i)	1.79%		1.74%	1.76	%(i)	1.71%		1.77%		1.89	%(j)
Waiver/Reimbursement	0.03	%(i)	0.06%		0.06%	0.05	%(i)	0.09	%(l)	0.13	%(l)	0.07	%(l)
Net investment income (h)	0.47	%(i)	0.89%		0.60%	0.52	%(i)	0.60%		0.66%		0.49%
Portfolio turnover rate	36	%(g)	61%		62%	66	%(g)	59%		52%		69%
Net assets, end of period (000s)	$129,646		$127,489		$346,218	$557,033		$693,558		$84,756		$87,314

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The reimbursement from investment advisor had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.10% and 0.04% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class C Shares	2009		2009		2008	2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$6.75		$11.94		$14.69	$14.19		$12.75		$11.52		$8.24
Income from Investment Operations:
Net investment income (c)	0.02		0.09		0.09	0.07		0.08		0.08		0.05
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.46		(5.17)		(1.10)	1.34		1.59		1.22		3.27
Total from investment operations	2.48		(5.08)		(1.01)	1.41		1.67		1.30		3.32
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.11)		(0.11)	(0.05)		(0.06)		(0.07)		(0.04)
From net realized gains	—		—		(1.63)	(0.86)		(0.17)		—		—
Total distributions to shareholders	(0.02)		(0.11)		(1.74)	(0.91)		(0.23)		(0.07)		(0.04)
Increase from regulatory settlements	—	(d)	—		—	—		—		—		—
Net Asset Value, End of Period	$9.21		$6.75		$11.94	$14.69		$14.19		$12.75		$11.52
Total return (e)(f)	36.72	%(g)	(42.84)%		(8.24)%	10.38	%(g)	13.22%		11.36%		40.29%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.91	%(i)	1.79%		1.74%	1.76	%(i)	1.71%		1.77%		1.89	%(j)
Interest expense	—		—	%(k)	—	—		—		—		—	%(k)
Net expenses (h)	1.91	%(i)	1.79%		1.74%	1.76	%(i)	1.71%		1.77%		1.89	%(j)
Waiver/Reimbursement	0.03	%(i)	0.06%		0.06%	0.05	%(i)	0.09	%(l)	0.13	%(l)	0.07	%(l)
Net investment income (h)	0.46	%(i)	0.90%		0.60%	0.52	%(i)	0.60%		0.66%		0.49%
Portfolio turnover rate	36	%(g)	61%		62%	66	%(g)	59%		52%		69%
Net assets, end of period (000s)	$38,489		$31,091		$70,383	$94,600		$98,884		$17,210		$28,832

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The reimbursement from investment advisor had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.10% and 0.04% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009		Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$6.99		$12.36		$15.15	$14.59		$14.05
Income from Investment Operations:
Net investment income (c)	0.04		0.15		0.22	0.14		0.04
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.55		(5.36)		(1.19)	1.38		0.53
Total from investment operations	2.59		(5.21)		(0.97)	1.52		0.57
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.16)		(0.19)	(0.10)		(0.03)
From net realized gains	—		—		(1.63)	(0.86)		—
Total distributions to shareholders	(0.04)		(0.16)		(1.82)	(0.96)		(0.03)
Increase from regulatory settlements	—	(d)	—		—	—		—
Net Asset Value, End of Period	$9.54		$6.99		$12.36	$15.15		$14.59
Total return (e)(f)	37.09	%(g)	(42.54)%		(7.79)%	10.90	%(g)	4.05	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.41	%(i)	1.29%		1.24%	1.26	%(i)	1.25	%(i)
Interest expense	—		—	%(j)	—	—		—
Net expenses (h)	1.41	%(i)	1.29%		1.24%	1.26	%(i)	1.25	%(i)
Waiver/Reimbursement	0.03	%(i)	0.06%		0.06%	0.05	%(i)	0.16	%(i)(k)
Net investment income (h)	0.96	%(i)	1.45%		1.63%	1.02	%(i)	1.33	%(i)
Portfolio turnover rate	36	%(g)	61%		62%	66	%(g)	59	%(g)
Net assets, end of period (000s)	$220		$147		$236	$11		$10

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.10% for the period ended March 31, 2006.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a share outstanding throughout the period is as follows:

Class Y Shares	(Unaudited) Period Ended August 31, 2009 (a)
Net Asset Value, Beginning of Period	$8.65
Income from Investment Operations:
Net investment income (b)	0.03
Net realized and unrealized gain on investments	0.89
Total from investment operations	0.92
Net Asset Value, End of Period	$9.57
Total return (c)(d)	10.64%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)(f)	0.80%
Net investment income (e)(f)	2.18%
Portfolio turnover rate (d)	36%
Net assets, end of period (000s)	$10,843

(a)  Class Y shares commenced operations on July 15, 2009. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class Z Shares	2009		2009		2008	2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$7.01		$12.40		$15.19	$14.61		$13.12		$11.85		$8.48
Income from Investment Operations:
Net investment income (c)	0.06		0.20		0.24	0.21		0.22		0.20		0.16
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.55		(5.39)		(1.14)	1.38		1.63		1.27		3.36
Total from investment operations	2.61		(5.19)		(0.90)	1.59		1.85		1.47		3.52
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.22)		(0.26)	(0.15)		(0.19)		(0.20)		(0.15)
From net realized gains	—		—		(1.63)	(0.86)		(0.17)		—		—
Total distributions to shareholders	(0.06)		(0.22)		(1.89)	(1.01)		(0.36)		(0.20)		(0.15)
Increase from regulatory settlements	—	(d)	0.02		—	—		—		—		—
Net Asset Value, End of Period	$9.56		$7.01		$12.40	$15.19		$14.61		$13.12		$11.85
Total return (e)(f)	37.32	%(g)	(42.27)%		(7.29)%	11.42	%(g)	14.33%		12.51%		41.63%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.91	%(i)	0.79%		0.74%	0.76	%(i)	0.71%		0.77%		0.89	%(j)
Interest expense	—		—	%(k)	—	—		—		—		—	%(k)
Net expenses (h)	0.91	%(i)	0.79%		0.74%	0.76	%(i)	0.71%		0.77%		0.89	%(j)
Waiver/Reimbursement	0.03	%(i)	0.06%		0.06%	0.05	%(i)	0.09	%(l)	0.13	%(l)	0.07	%(l)
Net investment income (h)	1.46	%(i)	1.91%		1.61%	1.52	%(i)	1.60%		1.66%		1.49%
Portfolio turnover rate	36	%(g)	61%		62%	66	%(g)	59%		52%		69%
Net assets, end of period (000s)	$1,269,357		$907,353		$1,905,752	$2,277,652		$2,009,115		$1,376,691		$1,101,872

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The reimbursement from investment advisor had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.10% and 0.04% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – Columbia Large Cap Value Fund

August 31, 2009 (Unaudited)

Note 1. Organization

Columbia Large Cap Value Fund (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks long-term capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers six classes of shares: Class A, Class B, Class C, Class R, Class Y and Class Z shares. Each share class has its own expense structure and sales charges, as applicable. Class Y shares commenced operations effective July 15, 2009. Effective June 22, 2009, the Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R, Class Y and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R, Class Y and Class Z shares, as described in the Fund's prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 12, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted

20

Columbia Large Cap Value Fund, August 31, 2009 (Unaudited)

prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded on the ex-date.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital

21

Columbia Large Cap Value Fund, August 31, 2009 (Unaudited)

gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended February 28, 2009 was as follows:

Ordinary Income*	$53,557,080

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at August 31, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$382,807,960
Unrealized depreciation	(110,153,226)
Net unrealized appreciation	$272,654,734

The following capital loss carryforwards, determined as of February 28, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2011	$4,189,476
2017	383,028,117
Total	$387,217,593

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd, an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $6 billion	0.43%
Over $6 billion	0.41%

For the six month period ended August 31, 2009, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

22

Columbia Large Cap Value Fund, August 31, 2009 (Unaudited)

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.17% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Prior to June 30, 2009, Columbia contractually agreed to waive a portion of its administration fee for the Fund, at an annual rate of 0.04% of the Fund's average daily net assets up to $500 million.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent.

The Fund pays monthly fees to the Transfer Agent for its services. Class Y shares pay a monthly service fee based on the following:

(i)  An annual rate of $17.34 is applied to the aggregate number of open accounts for Class Y shares, and

(ii)  An allocated portion of fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

All other share classes of the Fund (the "Other Share Classes") pay a monthly service fee (the "aggregate fee") based on the following:

(i)  An annual rate of $17.34 is applied to the aggregate number of open accounts for the Other Share Classes, and

(ii)  An allocated portion of fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The aggregate fee is allocated to the Other Share Classes based on the relative average daily net assets of each share class.

The Transfer Agent is also entitled to receive reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on the combined assets held in the Other Share Classes in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Such fees are allocated to the Other Share Classes based on the relative average daily net assets of each share class. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

23

Columbia Large Cap Value Fund, August 31, 2009 (Unaudited)

Prior to May 1, 2009, the Transfer Agent voluntarily waived a portion of its fees for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) did not exceed 0.02% annually of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended August 31, 2009, the Distributor has retained net underwriting discounts of $13,267 on sales of the Fund's Class A shares and received net CDSC fees of $168, $34,281 and $535 on Class A, Class B and Class C share redemptions, respectively.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Fund and a combined distribution and shareholder servicing plan for the Class A shares of the Fund. The Trust has also adopted a distribution plan for the Class R shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Expense Limits and Fee Waivers

Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.00% of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of

24

Columbia Large Cap Value Fund, August 31, 2009 (Unaudited)

market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Other Related Party Transactions

In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended August 31, 2009 was $1,434.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended August 31, 2009, these custody credits reduced total expenses by $1 for the Fund.

Note 6. Portfolio Information

For the six month period ended August 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $732,766,181 and $791,958,506, respectively.

Note 7. Regulatory Settlements

As of August 31, 2009, the Fund had received payments of $1,214 relating to certain regulatory settlements with third parties that the Fund had participated in during the six month period. The payments have been included in "Increase from regulatory settlements" on the Statement of Changes in Net Assets.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2009, the fund did not borrow under these arrangements.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

For the six month period ended August 31, 2009, the Fund did not participate in the securities lending program.

Note 10. Shares of Beneficial Interest

As of August 31, 2009, 35.5% of the Fund's shares outstanding were beneficially owned by four participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

25

Columbia Large Cap Value Fund, August 31, 2009 (Unaudited)

Note 11. Significant Risks and Contingencies

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 12. Subsequent Events

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

On October 15, 2009, the committed line of credit discussed in Note 8 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

26

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Large Cap Value Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

29

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Large Cap Value Fund

Semiannual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/23538-0809 (10/09) 09/91013

Columbia Management®

Semiannual Report

August 31, 2009

Columbia Mid Cap Value Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Financial Statements

Investment Portfolio	5

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	20

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 12 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

Fund Profile – Columbia Mid Cap Value Fund

Summary

■  For the six-month period that ended August 31, 2009, Columbia Mid Cap Value Fund Class A shares returned 45.87% without sales charge. Over the same period, the fund's benchmark, the Russell Midcap Value Index,1 returned 53.94%, and the average return of the fund's peer group, the Lipper Mid-Cap Value Funds Classification,2 was 50.60%. Both stock selection and sector exposure played a role in the fund's shortfall relative to the index. The fund did not own the lowest quality stocks that led the market's recent rally. Instead, our long-term strategy remained focused on higher quality companies with depressed operating margins and whose shares traded at reasonable valuations.

■  Stocks from all sectors produced strong absolute returns for the fund. Gains from the financials, consumer discretionary and industrials sectors, however, lagged those in the index. In the financials sector, the fund lacked exposure to some lower quality insurance and banking names that rallied sharply. In the consumer discretionary sector, videogame retailer Gamestop was hurt by worries over rising competition from big name electronics retailers and growth in downloadable game content. We sold the position before period end. Below-average exposure to some top performing advertising-sensitive names further undermined results. In the industrials sector, we gave up some upside because we avoided the most downtrodden names, and they rebounded sharply.

■  The fund had less exposure than the index to utilities and no exposure to telecommunication services, which aided performance because both were weak performers for the period. We also added value through stock selection in the consumer staples sector. Standouts included Pepsi Bottling Group, which gained from PepsiCo's acquisition offer as the latter sought better control over its supply chain. Neither stock was in the portfolio at period end. Avon Products (1.1% of net assets), which distributes beauty products, benefited from exposure to emerging markets, where economies have begun to recover more quickly than in the United States. In the consumer discretionary sector, Royal Caribbean Cruises (1.4% of net assets) climbed amid hopes that travel-related businesses would benefit from an improved economy.

■  Looking ahead, we are cautiously optimistic. Stock valuations remain attractive, especially when measured against historical normalized earnings. Plus, many companies have slashed costs, which should help earnings. Going forward, we are particularly interested in housing, retail and broader-based financials names, which we believe have been through the worst of the cycle and have the potential to expand their profit margins. We expect to proceed cautiously in sectors facing headwinds, including industrial companies exposed to commercial construction and health care companies in light of the potential for increased regulatory pressures.

1The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates. The stocks are also members of the Russell 1000 Value Index. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+45.87%

Class A shares (without sales charge)

+53.94%

Russell Midcap Value Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

1

Fund Profile (continued) – Columbia Mid Cap Value Fund

Portfolio Management

Lori J. Ensinger has co-managed the fund since August 2001 and has been associated with the advisor or its predecessors since 2001.

Diane L. Sobin has co-managed the fund since August 2001 and has been associated with the advisor or its predecessors since 2001.

David I. Hoffman has co-managed the fund since April 2004 and has been associated with the advisor or its predecessors since 2001.

Noah J. Petrucci has co-managed the fund since February 2002 and has been associated with the advisor or its predecessors since 2002.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

2

Performance Information – Columbia Mid Cap Value Fund

Performance of a $10,000 investment 11/20/01 – 08/31/09 ($)

Sales charge	without	with
Class A	15,094	14,226
Class B	14,240	14,240
Class C	14,240	14,240
Class R	14,962	n/a
Class Y	15,394	n/a
Class Z	15,379	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Mid Cap Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		R	Y	Z
Inception	11/20/01		11/20/01		11/20/01		01/23/06	07/15/09	11/20/01
Sales charge	without	with	without	with	without	with	without	without	without
6-month (cumulative)	45.87	37.47	45.34	40.34	45.35	44.35	45.69	46.13	45.99
1-year	–21.50	–26.04	–21.99	–25.87	–22.06	–22.84	–21.65	–21.20	–21.28
5-year	3.05	1.83	2.29	2.00	2.27	2.27	2.87	3.32	3.30
Life	5.44	4.64	4.65	4.65	4.65	4.65	5.32	5.70	5.69

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		R	Y	Z
Sales charge	without	with	without	with	without	with	without	without	without
6-month (cumulative)	42.32	34.18	41.72	36.72	41.69	40.69	42.15	42.54	42.44
1-year	–9.79	–14.98	–10.44	–14.89	–10.48	–11.37	–10.02	–9.49	–9.55
5-year	3.41	2.19	2.63	2.33	2.63	2.63	3.21	3.67	3.66
Life	6.10	5.30	5.30	5.30	5.30	5.30	5.97	6.37	6.36

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Y and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R, Class Y, and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns shown would have been lower, since Class R shares are subject to higher distribution and service (Rule 12b-1) fees. The returns for Class Y shares include the returns for Class Z shares prior to July 15, 2009, the date on which Class Y shares were initially offered by the fund. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.17
Class B	1.92
Class C	1.92
Class R	1.42
Class Y	0.74
Class Z	0.92

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	9.98
Class B	9.77
Class C	9.80
Class R	9.98
Class Y	10.00
Class Z	9.99

Distributions declared per share

03/01/09 – 08/31/09 ($)
Class A	0.03
Class B	0.01
Class C	0.01
Class R	0.02
Class Y	0.00
Class Z	0.04

3

Understanding Your Expenses – Columbia Mid Cap Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,458.69		1,019.21	7.37		6.06	1.19
Class B	1,000.00	1,000.00	1,453.40		1,015.43	12.00		9.86	1.94
Class C	1,000.00	1,000.00	1,453.50		1,015.43	12.00		9.86	1.94
Class R	1,000.00	1,000.00	1,456.92		1,017.95	8.92		7.32	1.44
Class Y*	1,000.00	1,000.00	1,128.70	**	1,021.32	1.08	**	3.92	0.77
Class Z	1,000.00	1,000.00	1,459.90		1,020.47	5.83		4.79	0.94

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*  Class Y shares commenced operations on July 15, 2009.

**  For the period July 15, 2009 through August 31, 2009.

4

Investment Portfolio – Columbia Mid Cap Value Fund

August 31, 2009 (Unaudited)

Common Stocks – 97.2%
	Shares	Value ($)
Consumer Discretionary – 14.0%
Auto Components – 0.6%
BorgWarner, Inc.	885,900	26,284,653
Auto Components Total		26,284,653
Distributors – 0.7%
Genuine Parts Co.	738,000	27,335,520
Distributors Total		27,335,520
Hotels, Restaurants & Leisure – 2.8%
Royal Caribbean Cruises Ltd.	2,991,700	57,081,636
Starwood Hotels & Resorts Worldwide, Inc.	1,920,600	57,195,468
Hotels, Restaurants & Leisure Total		114,277,104
Household Durables – 2.1%
D.R. Horton, Inc.	2,728,700	36,591,867
Stanley Works	1,211,200	49,574,416
Household Durables Total		86,166,283
Leisure Equipment & Products – 1.8%
Hasbro, Inc.	2,515,600	71,417,884
Leisure Equipment & Products Total		71,417,884
Multiline Retail – 3.2%
J.C. Penney Co., Inc.	2,414,300	72,525,572
Nordstrom, Inc.	2,031,800	56,971,672
Multiline Retail Total		129,497,244
Specialty Retail – 1.8%
American Eagle Outfitters, Inc.	2,548,900	34,410,150
Foot Locker, Inc.	3,448,700	36,763,142
Specialty Retail Total		71,173,292
Textiles, Apparel & Luxury Goods – 1.0%
Polo Ralph Lauren Corp.	586,000	38,898,680
Textiles, Apparel & Luxury Goods Total		38,898,680
Consumer Discretionary Total		565,050,660
Consumer Staples – 7.2%
Beverages – 1.3%
Fomento Economico Mexicano SAB de CV, ADR	1,417,500	51,568,650
Beverages Total		51,568,650
Food Products – 3.3%
Corn Products International, Inc.	717,800	21,289,948
Dean Foods Co. (a)	1,852,700	33,607,978
Hershey Co.	728,100	28,563,363
J.M. Smucker Co.	963,300	50,351,691
Food Products Total		133,812,980
Household Products – 0.8%
Clorox Co.	542,800	32,074,052
Household Products Total		32,074,052

	Shares	Value ($)
Personal Products – 1.8%
Avon Products, Inc.	1,365,000	43,502,550
Estee Lauder Companies, Inc., Class A	822,600	29,490,210
Personal Products Total		72,992,760
Consumer Staples Total		290,448,442
Energy – 8.5%
Energy Equipment & Services – 2.9%
National-Oilwell Varco, Inc. (a)	887,416	32,257,571
Noble Corp.	1,278,800	44,796,364
Pride International, Inc. (a)	1,421,300	36,641,114
Seahawk Drilling, Inc. (a)	94,753	2,112,052
Energy Equipment & Services Total		115,807,101
Oil, Gas & Consumable Fuels – 5.6%
Alpha Natural Resources, Inc. (a)	614,600	19,857,726
Cabot Oil & Gas Corp.	1,325,400	46,720,350
Newfield Exploration Co. (a)	1,172,800	45,375,632
Peabody Energy Corp.	1,668,378	54,522,593
Williams Companies, Inc.	3,624,200	59,581,848
Oil, Gas & Consumable Fuels Total		226,058,149
Energy Total		341,865,250
Financials – 28.0%
Capital Markets – 2.4%
Ameriprise Financial, Inc.	2,406,900	72,279,207
Greenhill & Co., Inc.	324,668	25,713,706
Capital Markets Total		97,992,913
Commercial Banks – 10.0%
BB&T Corp.	2,183,300	61,001,402
City National Corp.	956,600	37,785,700
Comerica, Inc.	1,857,700	49,544,859
Cullen/Frost Bankers, Inc.	1,274,950	62,829,536
Fifth Third Bancorp.	3,422,600	37,443,244
SVB Financial Group (a)	1,407,711	55,956,512
TCF Financial Corp.	4,536,300	62,419,488
Zions Bancorporation	1,947,350	34,409,675
Commercial Banks Total		401,390,416
Consumer Finance – 1.1%
Discover Financial Services	3,221,799	44,299,736
Consumer Finance Total		44,299,736
Insurance – 7.0%
ACE Ltd.	1,106,166	57,719,742
Aon Corp.	804,200	33,583,392
Axis Capital Holdings Ltd.	1,299,400	39,605,712
Prudential Financial, Inc.	1,462,046	73,950,286
Reinsurance Group of America, Inc.	1,843,500	79,362,675
Insurance Total		284,221,807

See Accompanying Notes to Financial Statements.

5

Columbia Mid Cap Value Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Real Estate Investment Trusts (REITs) – 7.5%
Alexandria Real Estate Equities, Inc.	727,900	40,551,309
Boston Properties, Inc.	501,500	30,380,870
Equity Residential Property Trust	842,100	22,997,751
Host Hotels & Resorts, Inc.	3,261,900	32,521,143
Plum Creek Timber Co., Inc.	1,397,300	42,324,217
ProLogis	1,546,200	17,193,744
Rayonier, Inc.	1,461,600	62,775,720
Simon Property Group, Inc.	523,877	33,329,055
Vornado Realty Trust	388,037	22,319,888
Real Estate Investment Trusts (REITs) Total		304,393,697
Financials Total		1,132,298,569
Health Care – 6.0%
Health Care Equipment & Supplies – 3.6%
Beckman Coulter, Inc.	614,100	41,586,852
Cooper Companies, Inc.	775,100	21,175,732
Hospira, Inc. (a)	1,143,100	44,683,779
Teleflex, Inc.	812,600	36,810,780
Health Care Equipment & Supplies Total		144,257,143
Health Care Providers & Services – 1.7%
AmerisourceBergen Corp.	1,674,400	35,681,464
Community Health Systems, Inc. (a)	1,098,300	33,794,691
Health Care Providers & Services Total		69,476,155
Life Sciences Tools & Services – 0.7%
Mettler-Toledo International, Inc. (a)	331,500	28,973,100
Life Sciences Tools & Services Total		28,973,100
Health Care Total		242,706,398
Industrials – 8.1%
Aerospace & Defense – 3.0%
AerCap Holdings NV (a)	1,943,700	16,929,627
Alliant Techsystems, Inc. (a)	251,300	19,420,464
L-3 Communications Holdings, Inc.	678,500	50,480,400
Spirit Aerosystems Holdings, Inc., Class A (a)	2,173,623	33,734,629
Aerospace & Defense Total		120,565,120
Airlines – 0.4%
Delta Air Lines, Inc. (a)	2,452,200	17,704,884
Airlines Total		17,704,884
Electrical Equipment – 0.8%
Cooper Industries Ltd., Class A	1,030,800	33,243,300
Electrical Equipment Total		33,243,300

	Shares	Value ($)
Machinery – 3.3%
Harsco Corp.	1,032,700	32,209,913
Kennametal, Inc.	1,260,600	27,796,230
Navistar International Corp. (a)	660,200	28,547,048
Parker Hannifin Corp.	903,300	43,954,578
Machinery Total		132,507,769
Marine – 0.6%
Alexander & Baldwin, Inc.	758,700	21,774,690
Marine Total		21,774,690
Industrials Total		325,795,763
Information Technology – 7.7%
Communications Equipment – 0.5%
CommScope, Inc. (a)	714,300	19,257,528
Communications Equipment Total		19,257,528
Computers & Peripherals – 1.7%
Diebold, Inc.	973,200	29,361,444
NCR Corp. (a)	3,120,100	41,590,933
Seagate Technology, Inc., Escrow Shares (b)	105,800	1,058
Computers & Peripherals Total		70,953,435
Electronic Equipment, Instruments & Components – 1.6%
Agilent Technologies, Inc. (a)	904,800	23,235,264
Arrow Electronics, Inc. (a)	1,493,000	41,266,520
Electronic Equipment, Instruments & Components Total		64,501,784
Internet Software & Services – 0.5%
VeriSign, Inc. (a)	886,600	18,787,054
Internet Software & Services Total		18,787,054
Semiconductors & Semiconductor Equipment – 1.7%
Intersil Corp., Class A	1,330,417	19,690,172
Lam Research Corp. (a)	843,712	25,901,958
Verigy Ltd. (a)	2,002,369	21,405,325
Semiconductors & Semiconductor Equipment Total		66,997,455
Software – 1.7%
Citrix Systems, Inc. (a)	1,333,900	47,593,552
Synopsys, Inc. (a)	999,600	21,221,508
Software Total		68,815,060
Information Technology Total		309,312,316
Materials – 8.3%
Chemicals – 3.2%
Air Products & Chemicals, Inc.	682,200	51,185,466
Albemarle Corp.	1,065,900	34,353,957
PPG Industries, Inc.	815,300	45,167,620
Chemicals Total		130,707,043

See Accompanying Notes to Financial Statements.

6

Columbia Mid Cap Value Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Containers & Packaging – 2.2%
Crown Holdings, Inc. (a)	1,290,100	32,033,183
Packaging Corp. of America	2,722,000	55,419,920
Containers & Packaging Total		87,453,103
Metals & Mining – 1.4%
United States Steel Corp.	1,286,700	56,331,726
Metals & Mining Total		56,331,726
Paper & Forest Products – 1.5%
Weyerhaeuser Co.	1,656,600	61,940,274
Paper & Forest Products Total		61,940,274
Materials Total		336,432,146
Utilities – 9.4%
Electric Utilities – 2.7%
American Electric Power Co., Inc.	965,300	30,339,379
FPL Group, Inc.	857,600	48,179,968
Northeast Utilities	1,332,500	31,700,175
Electric Utilities Total		110,219,522
Independent Power Producers & Energy Traders – 0.3%
AES Corp. (a)	793,455	10,846,530
Independent Power Producers & Energy Traders Total		10,846,530
Multi-Utilities – 6.4%
PG&E Corp.	1,301,400	52,823,826
Public Service Enterprise Group, Inc.	1,255,200	39,752,184
Sempra Energy	1,299,300	65,185,881
Wisconsin Energy Corp.	1,121,600	50,999,152
Xcel Energy, Inc.	2,533,400	50,034,650
Multi-Utilities Total		258,795,693
Utilities Total		379,861,745
Total Common Stocks (cost of $3,980,865,355)		3,923,771,289
Convertible Preferred Stocks – 1.3%
Consumer Discretionary – 0.8%
Auto Components – 0.8%
Johnson Controls, Inc., 11.500%	245,900	31,167,825
Auto Components Total		31,167,825
Consumer Discretionary Total		31,167,825

	Shares	Value ($)
Materials – 0.5%
Metals & Mining – 0.5%
Freeport-McMoRan Copper & Gold, Inc., 6.750%	229,200	21,888,600
Metals & Mining Total		21,888,600
Materials Total		21,888,600
Total Convertible Preferred Stocks (cost of $21,447,302)		53,056,425
Convertible Bond – 0.2%
	Par ($)
Financials – 0.2%
Real Estate Investment Trusts (REITs) – 0.2%
Vornado Realty Trust 3.625% 11/15/26	10,743,000	10,165,564
Real Estate Investment Trusts (REITs) Total		10,165,564
Financials Total		10,165,564
Total Convertible Bond (cost of $8,563,316)		10,165,564
Short-Term Obligation – 1.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 05/06/13, market value $53,925,544 (repurchase proceeds $52,865,206)	52,865,000	52,865,000
Total Short-Term Obligation (cost of $52,865,000)		52,865,000
Total Investments – 100.0% (cost of $4,063,740,973) (c)		4,039,858,278
Other Assets & Liabilities, Net – 0.0%		(1,494,230)
Net Assets – 100.0%		4,038,364,048

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)  Cost for federal income tax purposes is $4,063,740,973.

See Accompanying Notes to Financial Statements.

7

Columbia Mid Cap Value Fund

August 31, 2009 (Unaudited)

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$565,050,660	$—	$—	$565,050,660
Consumer Staples	290,448,442	—	—	290,448,442
Energy	341,865,250	—	—	341,865,250
Financials	1,132,298,569	—	—	1,132,298,569
Health Care	242,706,398	—	—	242,706,398
Industrials	325,795,763	—	—	325,795,763
Information Technology	309,311,258	—	1,058	309,312,316
Materials	336,432,146	—	—	336,432,146
Utilities	379,861,745	—	—	379,861,745
Total Common Stocks	3,923,770,231	—	1,058	3,923,771,289
Convertible Preferred Stocks
Consumer Discretionary	31,167,825	—	—	31,167,825
Materials	21,888,600	—	—	21,888,600
Total Convertible Preferred Stocks	53,056,425	—	—	53,056,425
Convertible Bond
Financials	—	10,165,564	—	10,165,564
Total Short-Term Obligation	—	52,865,000	—	52,865,000
Total Investments	$3,976,826,656	$63,030,564	$1,058	$4,039,858,278

The following table reconciles asset balances for the six month period ending August 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2009	Accrued Discounts (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of August 31, 2009
Common Stock Information Technology	$1,058	$—	$—	$—	$—	$—	$—	$—	$1,058

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	28.2
Consumer Discretionary	14.8
Utilities	9.4
Materials	8.8
Energy	8.5
Industrials	8.1
Information Technology	7.7
Consumer Staples	7.2
Health Care	6.0
	98.7
Short-Term Obligation	1.3
Other Assets & Liabilities, Net	0.0	*
	100.0

*  Rounds to less than 0.1%

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Columbia Mid Cap Value Fund

August 31, 2009 (Unaudited)

		($)
Assets	Investments, at identified cost	4,063,740,973
	Investments, at value	4,039,858,278
	Cash	361
	Receivable for:
	Investments sold	728
	Fund shares sold	5,008,571
	Dividends	6,402,667
	Interest	114,872
	Trustees' deferred compensation plan	37,323
	Other assets	18,538
	Total Assets	4,051,441,338
Liabilities	Payable for:
	Fund shares repurchased	7,925,042
	Investment advisory fee	1,826,247
	Administration fee	565,882
	Pricing and bookkeeping fees	11,961
	Transfer agent fee	1,717,314
	Trustees' fees	30,145
	Custody fee	18,657
	Distribution and service fees	600,770
	Chief compliance officer expenses	304
	Trustees' deferred compensation plan	37,323
	Other liabilities	343,645
	Total Liabilities	13,077,290
	Net Assets	4,038,364,048
Net Assets Consist of	Paid-in capital	5,090,286,062
	Undistributed net investment income	6,617,283
	Accumulated net realized loss	(1,034,657,330)
	Net unrealized appreciation (depreciation) on:
	Investments	(23,882,695)
	Foreign currency translations	728
	Net Assets	4,038,364,048

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – Columbia Mid Cap Value Fund

August 31, 2009 (Unaudited) (continued)

Class A	Net assets	$1,374,788,054
	Shares outstanding	137,727,160
	Net asset value per share	$9.98	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share	$10.59	(b)
Class B	Net assets	$77,319,208
	Shares outstanding	7,916,854
	Net asset value and offering price per share	$9.77	(a)
Class C	Net assets	$186,676,358
	Shares outstanding	19,044,529
	Net asset value and offering price per share	$9.80	(a)
Class R	Net assets	$207,464,100
	Shares outstanding	20,791,636
	Net asset value, offering and redemption price per share	$9.98
Class Y (c)	Net assets	$324,031
	Shares outstanding	32,405
	Net asset value, offering and redemption price per share	$10.00
Class Z	Net assets	$2,191,792,297
	Shares outstanding	219,292,592
	Net asset value, offering and redemption price per share	$9.99

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

(c)  Class Y shares commenced operations on July 15, 2009.

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Columbia Mid Cap Value Fund

For the Six Months Ended August 31, 2009 (Unaudited)

		($)
Investment Income	Dividends	41,064,126
	Interest	272,618
	Foreign taxes withheld	(34,214)
	Total Investment Income	41,302,530
Expenses	Investment advisory fee	9,498,720
	Administration fee	2,902,409
	Distribution fee:
	Class B	277,982
	Class C	638,330
	Class R	452,657
	Service fee:
	Class B	92,117
	Class C	211,588
	Distribution and service fees:
	Class A	1,502,170
	Pricing and bookkeeping fees	70,789
	Transfer agent fee—Class A, Class B, Class C, Class R and Class Z	3,199,832
	Trustees' fees	18,047
	Custody fee	44,626
	Chief compliance officer expenses	909
	Other expenses	815,554
	Total Expenses	19,725,730
	Expense reductions	— *
	Net Expenses	19,725,730
	Net Investment Income	21,576,800
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized gain (loss) on:
	Investments	(346,014,281)
	Foreign currency transactions	6,760
	Net realized loss	(346,007,521)
	Net change in unrealized appreciation (depreciation) on:
	Investments	1,596,356,747
	Foreign currency translations	728
	Net change in unrealized appreciation (depreciation)	1,596,357,475
	Net Gain	1,250,349,954
	Net Increase Resulting from Operations	1,271,926,754

*  Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Columbia Mid Cap Value Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended August 31, 2009 ($)	Year Ended February 28, 2009 ($)
Operations	Net investment income	21,576,800	41,960,085
	Net realized loss on investments and foreign currency transactions	(346,007,521)	(603,360,021)
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,596,357,475	(1,841,821,869)
	Net increase (decrease) resulting from operations	1,271,926,754	(2,403,221,805)
Distributions to Shareholders	From net investment income:
	Class A	(4,744,666)	(14,592,923)
	Class B	(81,086)	(342,482)
	Class C	(188,941)	(716,943)
	Class R	(496,637)	(1,302,697)
	Class Z	(9,400,093)	(24,983,415)
	From return of capital:
	Class A	—	(1,449,913)
	Class B	—	(124,768)
	Class C	—	(246,286)
	Class R	—	(118,045)
	Class Z	—	(1,910,378)
	Total distributions to shareholders	(14,911,423)	(45,787,850)
	Net Capital Stock Transactions	(508,686)	900,396,673
	Increase from regulatory settlements	44,425	—
	Total increase (decrease) in net assets	1,256,551,070	(1,548,612,982)
Net Assets	Beginning of period	2,781,812,978	4,330,425,960
	End of period	4,038,364,048	2,781,812,978
	Undistributed (overdistributed) net investment income at end of period	6,617,283	(48,094)

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Mid Cap Value Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	20,682,989	171,874,506	63,025,926	710,570,981
Distributions reinvested	517,593	4,235,875	1,381,260	13,959,126
Redemptions	(24,183,111)	(201,685,234)	(51,586,325)	(543,348,700)
Net increase (decrease)	(2,982,529)	(25,574,853)	12,820,861	181,181,407
Class B
Subscriptions	109,688	899,084	486,582	5,324,226
Distributions reinvested	8,926	73,550	49,269	424,638
Redemptions	(2,053,059)	(16,776,404)	(4,612,237)	(49,295,036)
Net decrease	(1,934,445)	(15,803,770)	(4,076,386)	(43,546,172)
Class C
Subscriptions	1,128,519	9,479,466	4,675,275	53,297,733
Distributions reinvested	17,179	142,067	80,247	692,328
Redemptions	(3,489,910)	(28,577,197)	(8,023,598)	(84,629,721)
Net decrease	(2,344,212)	(18,955,664)	(3,268,076)	(30,639,660)
Class R
Subscriptions	4,630,536	39,027,322	23,356,150	276,733,469
Distributions reinvested	58,991	487,444	149,023	1,389,675
Redemptions	(5,051,183)	(42,747,548)	(5,880,050)	(57,901,376)
Net increase (decrease)	(361,656)	(3,232,782)	17,625,123	220,221,768
Class Y (a)
Subscriptions	207,937	1,954,857	—	—
Redemptions	(175,532)	(1,706,170)	—	—
Net increase	32,405	248,687	—	—
Class Z
Subscriptions	40,652,392	346,901,972	103,345,236	1,106,675,936
Distributions reinvested	769,305	6,262,530	1,705,562	17,485,955
Redemptions	(34,359,593)	(290,354,806)	(53,426,936)	(550,982,561)
Net increase	7,062,104	62,809,696	51,623,862	573,179,330

(a)  Class Y commenced operations on July 15, 2009.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class A Shares	2009		2009	2008	2007 (a)		2006 (b)	2005		2004
Net Asset Value, Beginning of Period	$6.87		$13.12	$15.21	$15.01		$14.02	$12.77		$8.71
Income from Investment Operations:
Net investment income (c)	0.05		0.11	0.13	0.10		0.11	0.13		0.09
Net realized and unrealized gain (loss) on investments, foreign currency and written options	3.09		(6.25)	(1.19)	1.67		2.47	2.23	(d)	4.06
Total from investment operations	3.14		(6.14)	(1.06)	1.77		2.58	2.36		4.15
Less Distributions to Shareholders:
From net investment income	(0.03)		(0.10)	(0.16)	(0.06)		(0.07)	(0.12)		(0.09)
From net realized gains	—		—	(0.87)	(1.51)		(1.52)	(1.00)		—
From return of capital	—		(0.01)	—	—		—	—		—
Total distributions to shareholders	(0.03)		(0.11)	(1.03)	(1.57)		(1.59)	(1.12)		(0.09)
Increase due to capital contributions	—		—	—	—		—	0.01		—
Increase from regulatory settlements	—	(e)	—	—	—		—	—		—
Net Asset Value, End of Period	$9.98		$6.87	$13.12	$15.21		$15.01	$14.02		$12.77
Total return (f)	45.87	%(g)	(47.05)%	(7.88)%	13.09	%(g)	20.24%	19.90	%(h)	47.80%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.19	%(j)	1.17%	1.10%	1.12	%(j)	1.08%	1.20%		1.28%
Interest expense	—		—	—	—		—	—	%(k)	—
Net expenses (i)	1.19	%(j)	1.17%	1.10%	1.12	%(j)	1.08%	1.20%		1.28%
Net investment income (i)	1.17	%(j)	0.97%	0.83%	0.76	%(j)	0.80%	0.99%		0.79%
Portfolio turnover rate	29	%(g)	46%	24%	53	%(g)	41%	61%		79%
Net assets, end of period (000s)	$1,374,788		$966,440	$1,677,414	$1,296,803		$874,429	$10,258		$8,121

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 19.81%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class B Shares	2009		2009	2008	2007 (a)		2006 (b)	2005		2004
Net Asset Value, Beginning of Period	$6.73		$12.86	$14.94	$14.80		$13.89	$12.70		$8.67
Income from Investment Operations:
Net investment income (c)	0.02		0.02	0.03	—	(d)	0.01	0.03		— (d)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	3.03		(6.11)	(1.19)	1.65		2.43	2.20	(e)	4.05
Total from investment operations	3.05		(6.09)	(1.16)	1.65		2.44	2.23		4.05
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.03)	(0.05)	—	(d)	(0.01)	(0.05)		(0.02)
From net realized gains	—		—	(0.87)	(1.51)		(1.52)	(1.00)		—
From return of capital	—		(0.01)	—	—		—	—		—
Total distributions to shareholders	(0.01)		(0.04)	(0.92)	(1.51)		(1.53)	(1.05)		(0.02)
Increase due to capital contributions	—		—	—	—		—	0.01		—
Increase from regulatory settlements	—	(d)	—	—	—		—	—		—
Net Asset Value, End of Period	$9.77		$6.73	$12.86	$14.94		$14.80	$13.89		$12.70
Total return (f)	45.34	%(g)	(47.41)%	(8.61)%	12.36	%(g)	19.32%	18.91	%(h)	46.56%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.94	%(j)	1.92%	1.85%	1.87	%(j)	1.84%	1.95%		2.03%
Interest expense	—		—	—	—		—	—	%(k)	—
Net expenses (i)	1.94	%(j)	1.92%	1.85%	1.87	%(j)	1.84%	1.95%		2.03%
Net investment income (loss) (i)	0.43	%(j)	0.18%	0.18%	(0.02	)%(j)	0.05%	0.24%		0.04%
Portfolio turnover rate	29	%(g)	46%	24%	53	%(g)	41%	61%		79%
Net assets, end of period (000s)	$77,319		$66,254	$179,087	$255,123		$312,587	$4,447		$3,650

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 18.82%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class C Shares	2009		2009	2008	2007 (a)		2006 (b)	2005		2004
Net Asset Value, Beginning of Period	$6.75		$12.90	$14.99	$14.84		$13.93	$12.73		$8.69
Income from Investment Operations:
Net investment income (c)	0.02		0.02	0.01	—	(d)	0.01	0.05		— (d)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	3.04		(6.13)	(1.18)	1.66		2.43	2.19	(e)	4.05
Total from investment operations	3.06		(6.11)	(1.17)	1.66		2.44	2.24		4.05
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.03)	(0.05)	—	(d)	(0.01)	(0.05)		(0.01)
From net realized gains	—		—	(0.87)	(1.51)		(1.52)	(1.00)		—
From return of capital	—		(0.01)	—	—		—	—		—
Total distributions to shareholders	(0.01)		(0.04)	(0.92)	(1.51)		(1.53)	(1.05)		(0.01)
Increase due to capital contributions	—		—	—	—		—	0.01		—
Increase from regulatory settlements	—	(d)	—	—	—		—	—		—
Net Asset Value, End of Period	$9.80		$6.75	$12.90	$14.99		$14.84	$13.93		$12.73
Total return (f)	45.35	%(g)	(47.42)%	(8.65)%	12.40	%(g)	19.25%	18.97	%(h)	46.66%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.94	%(j)	1.92%	1.85%	1.87	%(j)	1.84%	1.95%		2.03%
Interest expense	—		—	—	—		—	—	%(k)	—
Net expenses (i)	1.94	%(j)	1.92%	1.85%	1.87	%(j)	1.84%	1.95%		2.03%
Net investment income (i)	0.42	%(j)	0.19%	0.07%	0.03	%(j)	0.05%	0.36%		0.04%
Portfolio turnover rate	29	%(g)	46%	24%	53	%(g)	41%	61%		79%
Net assets, end of period (000s)	$186,676		$144,370	$318,190	$249,067		$123,789	$944		$684

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 18.88%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Period Ended March 31,
Class R Shares	2009		2009	2008 (a)	2007		2006 (b)
Net Asset Value, Beginning of Period	$6.87		$13.11	$15.21	$15.01		$14.25
Income from Investment Operations:
Net investment income (c)	0.04		0.09	0.05	0.08		0.01
Net realized and unrealized gain (loss) on investments, foreign currency and written options	3.09		(6.24)	(1.16)	1.66		0.75
Total from investment operations	3.13		(6.15)	(1.11)	1.74		0.76
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.08)	(0.12)	(0.03)		—	(d)
From net realized gains	—		—	(0.87)	(1.51)		—
From return of capital	—		(0.01)	—	—		—
Total distributions to shareholders	(0.02)		(0.09)	(0.99)	(1.54)		—	(d)
Increase from regulatory settlements	—	(d)	—	—	—		—
Net Asset Value, End of Period	$9.98		$6.87	$13.11	$15.21		$15.01
Total return (e)	45.69	%(f)	(47.13)%	(8.17)%	12.86	%(f)	5.36	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	1.44	%(h)	1.42%	1.35%	1.37	%(h)	1.44	%(h)
Net investment income (g)	0.91	%(h)	0.94%	0.35%	0.61	%(h)	0.44	%(h)
Portfolio turnover rate	29	%(f)	46%	24%	53	%(f)	41	%(f)
Net assets, end of period (000s)	$207,464		$145,227	$46,252	$7,337		$10

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  The Fund's Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a share outstanding throughout the period is as follows:

Class Y Shares	(Unaudited) Period Ended August 31, 2009 (a)
Net Asset Value, Beginning of Period	$8.86
Income from Investment Operations:
Net investment income (b)	0.02
Net realized and unrealized gain on investments and foreign currency	1.12
Total from investment operations	1.14
Net Asset Value, End of Period	$10.00
Total return (c)	12.87	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.77	%(f)
Net investment income (e)	1.82	%(f)
Portfolio turnover rate	29	%(d)
Net assets, end of period (000s)	$324

(a)  Class Y shares commenced operations on July 15, 2009. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class Z Shares	2009		2009	2008	2007 (a)		2006 (b)	2005		2004
Net Asset Value, Beginning of Period	$6.88		$13.13	$15.23	$15.03		$14.04	$12.79		$8.72
Income from Investment Operations:
Net investment income (c)	0.06		0.14	0.17	0.13		0.13	0.16		0.12
Net realized and unrealized gain (loss) on investments, foreign currency and written options	3.09		(6.25)	(1.21)	1.68		2.49	2.23	(d)	4.07
Total from investment operations	3.15		(6.11)	(1.04)	1.81		2.62	2.39		4.19
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.13)	(0.19)	(0.10)		(0.11)	(0.15)		(0.12)
From net realized gains	—		—	(0.87)	(1.51)		(1.52)	(1.00)		—
From return of capital	—		(0.01)	—	—		—	—		—
Total distributions to shareholders	(0.04)		(0.14)	(1.06)	(1.61)		(1.63)	(1.15)		(0.12)
Increase due to capital contributions	—		—	—	—		—	0.01		—
Increase from regulatory settlements	—	(e)	—	—	—		—	—		—
Net Asset Value, End of Period	$9.99		$6.88	$13.13	$15.23		$15.03	$14.04		$12.79
Total return (f)	45.99	%(g)	(46.87)%	(7.70)%	13.36	%(g)	20.49%	20.16	%(h)	48.18%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	0.94	%(j)	0.92%	0.85%	0.87	%(j)	0.84%	0.95%		1.03%
Interest expense	—		—	—	—		—	—	%(k)	—
Net expenses (i)	0.94	%(j)	0.92%	0.85%	0.87	%(j)	0.84%	0.95%		1.03%
Net investment income (i)	1.41	%(j)	1.23%	1.10%	1.00	%(j)	0.94%	1.24%		1.04%
Portfolio turnover rate	29	%(g)	46%	24%	53	%(g)	41%	61%		79%
Net assets, end of period (000s)	$2,191,792		$1,459,522	$2,109,483	$1,758,133		$1,415,664	$591,318		$492,327

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 20.07%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – Columbia Mid Cap Value Fund

August 31, 2009 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Fund (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks long-term capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers six classes of shares: Class A, Class B, Class C, Class R, Class Y and Class Z shares. Each share class has its own expense structure and sales charges, as applicable. Class Y shares commenced operations effective July 15 2009. Effective June 22, 2009, the Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R, Class Y and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R, Class Y and Class Z shares, as described in the Fund's prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 12, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1

20

Columbia Mid Cap Value Fund, August 31, 2009 (Unaudited)

measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-date.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

21

Columbia Mid Cap Value Fund, August 31, 2009 (Unaudited)

Distributions to Shareholders

Distributions from net investment income are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended February 28, 2009 was as follows:

Distributions paid from:
Ordinary Income*	$41,938,460
Tax Return of Capital	3,849,390

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at August 31, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$540,238,762
Unrealized depreciation	(564,121,457)
Net unrealized depreciation	$(23,882,695)

The following capital loss carryforwards, determined as of February 28, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2017	$311,073,387

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.65%
$500 million to $1 billion	0.60%
$1 billion to $1.5 billion	0.55%
Over $1.5 billion	0.50%

22

Columbia Mid Cap Value Fund, August 31, 2009 (Unaudited)

For the six month period ended August 31, 2009, the Fund's annualized effective investment advisory fee rate was 0.54% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.17% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent.

The Fund pays monthly fees to the Transfer Agent for its services. Class Y shares pay a monthly service fee based on the following:

(i)  An annual rate of $17.34 is applied to the aggregate number of open accounts for Class Y shares,

(ii)  An allocated portion of fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

All other share classes of the Fund (the "Other Share Classes") pay a monthly service fee (the "aggregate fee") based on the following:

(i)  An annual rate of $17.34 is applied to the aggregate number of open accounts for the Other Share Classes, and

(iii)  An allocated portion of fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The aggregate fee is allocated to the Other Share Classes based on the relative average daily net assets of each share class.

The Transfer Agent is also entitled to receive reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on the combined assets held in the Other Share Classes in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Such fees are allocated to the Other Share Classes based on the relative average daily net assets of each share class. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

23

Columbia Mid Cap Value Fund, August 31, 2009 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended August 31, 2009, the Distributor has retained net underwriting discounts of $21,063 on sales of the Fund's Class A shares and received net CDSC fees of $4,144, $42,006 and $15,032 on Class A, Class B and Class C share redemptions, respectively.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Fund and a combined distribution and shareholder servicing plan for the Class A shares of the Fund. The Trust has also adopted a distribution plan for the Class R shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Expense Limits and Fee Waivers

Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.05% of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The

24

Columbia Mid Cap Value Fund, August 31, 2009 (Unaudited)

expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities.

Other Related Party Transactions

In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. The total brokerage commissions paid to affiliated brokers for the six month period ended August 31, 2009 was $7,111

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended August 31, 2009, these custody credits reduced total expenses by less than $1 for the Fund.

Note 6. Portfolio Information

For the six month period ended August 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $1,019,877,270 and $1,004,258,145, respectively.

Note 7. Regulatory Settlements

As of August 31, 2009, the Fund had received payments of $44,425 relating to certain regulatory settlements with third parties that the Fund had participated in during the year. The payments have been included in "Increase from regulatory settlements" on the Statement of Changes in Net Assets.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2009, the fund did not borrow under these arrangements.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 10. Shares of Beneficial Interest

As of August 31, 2009, 12.7% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2009, the Fund had one shareholder that held 7.1% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

25

Columbia Mid Cap Value Fund, August 31, 2009 (Unaudited)

Note 11. Significant Risks and Contingencies

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 12. Subsequent Events

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

On October 15, 2009, the committed line of credit discussed in Note 8 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

26

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Mid Cap Value Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

29

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Mid Cap Value Fund

Semiannual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/23439-0809 (10/09) 09/91012

Columbia Management®

Semiannual Report

August 31, 2009

Columbia Small Cap Value Fund II

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Financial Statements

Investment Portfolio	5

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	18

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 11 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

Fund Profile – Columbia Small Cap Value Fund II

Summary

■  For the six-month period that ended August 31, 2009, the fund's Class A shares returned 49.70% without sales charge. By comparison, the fund's benchmark, the Russell 2000 Value Index1 returned 50.12%, while the average return of the fund's peer group, the Lipper Small-Cap Value Funds Classification,2 returned 54.54%. The fund fully participated in the market rally, despite not owning the most speculative stocks that led the rebound. Instead, our strategy focused on undervalued small-cap companies where we saw incremental positive news that could lead to improved earnings growth.

■  Investments in the financials, utilities and materials sectors gave the biggest boost to relative performance. The fund had an underweight in financials, where it benefited from avoiding banks with poor delinquency profiles. Stock selection was also strong, led by XL Capital (1.0% of net assets), a property and casualty insurer that gained as a rising stock market boosted the value of its investment portfolio. An underweight in utilities, which lagged more economically-sensitive sectors, and a modest overweight in the top-performing materials sector further aided returns. Standouts included Schweitzer-Maudit International (1.3% of net assets), a specialty paper company benefiting from growing demand for low-ignition-propensity cigarette paper and recent restructuring efforts, as well as Rockwood Holdings (1.2% of net assets), a specialty chemicals company whose outlook brightened along with the economy. Stock selection was also strong in consumer discretionary, where Tupperware Brands (1.0% of net assets) rallied nicely as more distributors sold more of the company's products worldwide.

■  Returns in the health care, consumer discretionary and information technology sectors were strongly positive but not quite as high as those in the index. In the consumer discretionary sector, the fund gave up some performance by what it didn't own—namely the more speculative stocks with the biggest rebounds. That included auto suppliers, furniture stores and certain retailers. One notable disappointment was Watson Wyatt, a global consulting firm whose stock price declined after it acquired a competitor. We sold the position as the market capitalization of the combined company would be too large for a small-cap portfolio.

■  We are encouraged by positive signs of economic recovery, including rising retail sales and higher energy and materials commodity prices. Economic growth, however slow, could bode well for stock prices, many of which remain at attractive levels. We continue to focus on companies that are attractively priced and offer upward inflection points that we believe could drive improved earnings.

1The Russell 2000 Value Index tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+49.70%

Class A shares (without sales charge)

+50.12%

Russell 2000 Value Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

1

Fund Profile (continued) – Columbia Small Cap Value Fund II

Portfolio Management

Christian Stadlinger has co-managed the fund since April 2002 and has been associated with the advisor or its predecessors since 2002.

Jarl Ginsberg has co-managed the fund since February 2003 and has been with the advisor or its predecessors since 2003.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. The price of the company's stock may not approach the value the advisor has placed on it.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

2

Performance Information – Columbia Small Cap Value Fund II

Performance of a $10,000 investment 05/01/02 – 08/31/09 ($)

Sales charge	without	with
Class A	14,322	13,498
Class B	13,550	13,550
Class C	13,542	13,542
Class R	14,175	n/a
Class Z	14,575	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Value Fund II during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		R	Z
Inception	05/01/02		05/01/02		05/01/02		01/23/06	05/01/02
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	49.70	41.12	49.15	44.15	49.00	48.00	49.55	49.71
1-year	–20.69	–25.27	–21.31	–25.23	–21.26	–22.05	–20.88	–20.54
5-year	3.10	1.89	2.32	2.00	2.31	2.31	2.89	3.33
Life	5.02	4.17	4.23	4.23	4.22	4.22	4.87	5.27

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	44.55	36.20	44.05	39.05	44.11	43.11	44.40	44.72
1-year	–8.13	–13.38	–8.84	–13.38	–8.85	–9.76	–8.36	–7.95
5-year	3.29	2.08	2.50	2.18	2.48	2.48	3.08	3.52
Life	5.67	4.83	4.88	4.88	4.87	4.87	5.53	5.93

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns shown would have been lower, since Class R shares are subject to higher distribution and service (Rule 12b-1) fees.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.32
Class B	2.07
Class C	2.07
Class R	1.57
Class Z	1.07

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	10.09
Class B	9.68
Class C	9.67
Class R	10.05
Class Z	10.15

3

Understanding Your Expenses – Columbia Small Cap Value Fund II

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,497.00	1,018.70	8.12	6.56	1.29
Class B	1,000.00	1,000.00	1,491.51	1,014.92	12.81	10.36	2.04
Class C	1,000.00	1,000.00	1,489.99	1,014.92	12.80	10.36	2.04
Class R	1,000.00	1,000.00	1,495.49	1,017.44	9.69	7.83	1.54
Class Z	1,000.00	1,000.00	1,497.10	1,019.96	6.55	5.30	1.04

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia Small Cap Value Fund II

August 31, 2009 (Unaudited)

Common Stocks – 96.5%
	Shares	Value ($)
Consumer Discretionary – 10.9%
Auto Components – 0.6%
ArvinMeritor, Inc.	580,200	4,241,262
Tenneco Automotive, Inc. (a)	271,500	4,262,550
Auto Components Total		8,503,812
Diversified Consumer Services – 1.6%
Regis Corp.	440,000	7,119,200
Stewart Enterprises, Inc., Class A	2,480,000	13,168,800
Diversified Consumer Services Total		20,288,000
Hotels, Restaurants & Leisure – 1.6%
Bally Technologies, Inc. (a)	320,000	12,937,600
Papa John's International, Inc. (a)	320,000	7,465,600
Hotels, Restaurants & Leisure Total		20,403,200
Household Durables – 2.5%
Helen of Troy Ltd. (a)	500,000	10,810,000
Ryland Group, Inc.	390,000	8,938,800
Tupperware Brands Corp.	330,000	12,206,700
Household Durables Total		31,955,500
Media – 0.7%
World Wrestling Entertainment, Inc.	655,458	9,346,831
Media Total		9,346,831
Specialty Retail – 3.0%
Chico's FAS, Inc. (a)	1,000,000	12,730,000
Foot Locker, Inc.	625,000	6,662,500
Group 1 Automotive, Inc.	340,000	9,577,800
Pier 1 Imports, Inc. (a)	3,700,000	9,361,000
Specialty Retail Total		38,331,300
Textiles, Apparel & Luxury Goods – 0.9%
Warnaco Group, Inc. (a)	295,000	11,224,750
Textiles, Apparel & Luxury Goods Total		11,224,750
Consumer Discretionary Total		140,053,393
Consumer Staples – 5.3%
Food & Staples Retailing – 1.3%
Great Atlantic & Pacific Tea Co., Inc. (a)	1,000,000	6,710,000
Winn-Dixie Stores, Inc. (a)	745,000	10,258,650
Food & Staples Retailing Total		16,968,650
Food Products – 1.7%
American Italian Pasta Co., Class A (a)	375,000	11,347,500
Corn Products International, Inc.	335,000	9,936,100
Food Products Total		21,283,600

	Shares	Value ($)
Personal Products – 1.6%
Inter Parfums, Inc.	787,300	7,597,445
Nu Skin Enterprises, Inc., Class A	765,000	13,196,250
Personal Products Total		20,793,695
Tobacco – 0.7%
Universal Corp.	262,451	9,679,193
Tobacco Total		9,679,193
Consumer Staples Total		68,725,138
Energy – 4.2%
Energy Equipment & Services – 1.9%
Hornbeck Offshore Services, Inc. (a)	345,000	7,610,700
ION Geophysical Corp. (a)	1,500,000	3,825,000
Oil States International, Inc. (a)	440,000	12,966,800
Energy Equipment & Services Total		24,402,500
Oil, Gas & Consumable Fuels – 2.3%
Nordic American Tanker Shipping	280,000	8,335,600
Stone Energy Corp. (a)	890,750	11,365,970
Swift Energy Co. (a)	515,000	10,490,550
Oil, Gas & Consumable Fuels Total		30,192,120
Energy Total		54,594,620
Financials – 31.3%
Capital Markets – 2.8%
Apollo Investment Corp.	842,646	7,802,902
KBW, Inc. (a)	295,000	8,442,900
Knight Capital Group, Inc., Class A (a)	550,000	11,066,000
Stifel Financial Corp. (a)	163,000	9,176,900
Capital Markets Total		36,488,702
Commercial Banks – 8.9%
Bancorpsouth, Inc.	475,000	10,925,000
Community Bank System, Inc.	560,000	9,984,800
East West Bancorp, Inc.	800,000	7,368,000
First Horizon National Corp. (a)	862,625	11,541,923
First Midwest Bancorp, Inc.	467,346	4,794,970
Fulton Financial Corp.	630,000	4,624,200
Iberiabank Corp.	235,000	11,388,100
Independent Bank Corp. MA	500,000	11,585,000
Prosperity Bancshares, Inc.	325,000	11,222,250
TCF Financial Corp.	720,000	9,907,200
Texas Capital Bancshares, Inc. (a)	720,000	11,916,000
Umpqua Holdings Corp.	825,000	8,505,750
Commercial Banks Total		113,763,193

See Accompanying Notes to Financial Statements.

5

Columbia Small Cap Value Fund II

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Insurance – 8.4%
Argo Group International Holdings Ltd. (a)	360,365	12,728,092
Arthur J. Gallagher & Co.	410,000	9,745,700
Aspen Insurance Holdings Ltd.	400,000	10,160,000
Assured Guaranty Ltd.	450,000	8,955,000
Delphi Financial Group, Inc., Class A	542,758	12,684,254
First American Corp.	330,000	10,401,600
Max Capital Group Ltd.	485,000	9,923,100
National Financial Partners Corp.	810,000	6,358,500
Platinum Underwriters Holdings Ltd.	400,000	14,500,000
XL Capital Ltd., Class A	725,000	12,578,750
Insurance Total		108,034,996
Real Estate Investment Trusts (REITs) – 7.5%
Brandywine Realty Trust	899,600	9,544,756
Capstead Mortgage Corp.	800,000	10,920,000
Highwoods Properties, Inc.	340,000	9,985,800
LaSalle Hotel Properties	845,000	13,984,750
LTC Properties, Inc.	495,000	12,607,650
Mid-America Apartment Communities, Inc.	325,000	14,228,500
OMEGA Healthcare Investors, Inc.	730,000	12,344,300
Tanger Factory Outlet Centers, Inc.	330,000	12,414,600
Real Estate Investment Trusts (REITs) Total		96,030,356
Thrifts & Mortgage Finance – 3.7%
Brookline Bancorp, Inc.	1,015,000	10,596,600
First Niagara Financial Group, Inc.	825,000	10,791,000
MGIC Investment Corp. (a)	1,250,000	10,162,500
Ocwen Financial Corp. (a)	734,115	7,598,090
Radian Group, Inc.	850,000	7,794,500
Thrifts & Mortgage Finance Total		46,942,690
Financials Total		401,259,937
Health Care – 6.7%
Health Care Equipment & Supplies – 3.9%
CONMED Corp. (a)	480,000	8,558,400
Cooper Companies, Inc.	240,000	6,556,800
Haemonetics Corp. (a)	110,000	5,790,400
ICU Medical, Inc. (a)	215,000	7,995,850
Invacare Corp.	610,000	13,212,600
STERIS Corp.	275,000	7,980,500
Health Care Equipment & Supplies Total		50,094,550

	Shares	Value ($)
Health Care Providers & Services – 2.8%
Kindred Healthcare, Inc. (a)	690,000	9,853,200
Magellan Health Services, Inc. (a)	275,000	8,824,750
Owens & Minor, Inc.	165,000	7,301,250
PharMerica Corp. (a)	471,656	9,456,703
Health Care Providers & Services Total		35,435,903
Health Care Total		85,530,453
Industrials – 14.9%
Aerospace & Defense – 1.6%
BE Aerospace, Inc. (a)	648,700	11,112,231
Esterline Technologies Corp. (a)	325,000	10,049,000
Aerospace & Defense Total		21,161,231
Airlines – 1.5%
AirTran Holdings, Inc. (a)	1,500,000	9,975,000
UAL Corp. (a)	1,450,000	9,033,500
Airlines Total		19,008,500
Building Products – 0.6%
Insteel Industries, Inc.	625,000	7,137,500
Building Products Total		7,137,500
Commercial Services & Supplies – 4.8%
ABM Industries, Inc.	530,000	11,887,900
Bowne & Co., Inc.	1,445,185	10,116,295
Brink's Co.	425,000	11,198,750
Cenveo, Inc. (a)	1,400,000	7,154,000
Cornell Companies, Inc. (a)	585,000	11,752,650
Deluxe Corp.	555,000	9,274,050
Commercial Services & Supplies Total		61,383,645
Construction & Engineering – 1.8%
Comfort Systems USA, Inc.	730,000	8,665,100
EMCOR Group, Inc. (a)	380,000	8,804,600
Tutor Perini Corp. (a)	280,300	5,499,486
Construction & Engineering Total		22,969,186
Electrical Equipment – 1.8%
AZZ, Inc. (a)	300,000	10,326,000
Brady Corp., Class A	170,000	5,037,100
C&D Technologies, Inc. (a)	1,300,000	2,600,000
JA Solar Holdings Co., Ltd., ADR (a)	1,500,000	5,340,000
Electrical Equipment Total		23,303,100
Machinery – 0.4%
AGCO Corp. (a)	160,000	4,998,400
Machinery Total		4,998,400
Marine – 0.6%
Diana Shipping, Inc.	600,000	7,794,000
Marine Total		7,794,000

See Accompanying Notes to Financial Statements.

6

Columbia Small Cap Value Fund II

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Professional Services – 0.8%
Advisory Board Co. (a)	160,000	4,228,800
CBIZ, Inc. (a)	800,000	5,728,000
Professional Services Total		9,956,800
Trading Companies & Distributors – 1.0%
Houston Wire & Cable Co.	655,500	7,544,805
United Rentals, Inc. (a)	600,000	5,514,000
Trading Companies & Distributors Total		13,058,805
Industrials Total		190,771,167
Information Technology – 13.4%
Communications Equipment – 2.4%
3Com Corp. (a)	1,150,000	5,002,500
Brocade Communications Systems, Inc. (a)	250,000	1,807,500
Ciena Corp. (a)	1,050,000	14,070,000
CommScope, Inc. (a)	340,000	9,166,400
Communications Equipment Total		30,046,400
Electronic Equipment, Instruments & Components – 3.5%
Anixter International, Inc. (a)	170,000	5,963,600
Brightpoint, Inc. (a)	1,487,788	10,920,364
Rofin-Sinar Technologies, Inc. (a)	355,000	8,072,700
Rogers Corp. (a)	325,000	8,482,500
Technitrol, Inc.	1,350,000	11,124,000
Electronic Equipment, Instruments & Components Total		44,563,164
IT Services – 0.2%
iGate Corp.	448,365	2,986,111
IT Services Total		2,986,111
Semiconductors & Semiconductor Equipment – 4.8%
Fairchild Semiconductor International, Inc. (a)	1,250,000	12,575,000
FEI Co. (a)	500,000	11,830,000
Intersil Corp., Class A	710,000	10,508,000
IXYS Corp.	733,364	4,986,875
Skyworks Solutions, Inc. (a)	900,000	10,485,000
Ultra Clean Holdings (a)	800,000	2,784,000
Verigy Ltd. (a)	823,500	8,803,215
Semiconductors & Semiconductor Equipment Total		61,972,090
Software – 2.5%
Ariba, Inc. (a)	1,026,000	11,757,960
Lawson Software, Inc. (a)	1,650,000	10,164,000
Mentor Graphics Corp. (a)	1,154,900	10,197,767
Software Total		32,119,727
Information Technology Total		171,687,492

	Shares	Value ($)
Materials – 6.2%
Chemicals – 2.7%
Olin Corp.	425,000	7,114,500
OM Group, Inc. (a)	200,000	5,442,000
Rockwood Holdings, Inc. (a)	730,000	14,870,100
Solutia, Inc. (a)	550,000	6,726,500
Chemicals Total		34,153,100
Containers & Packaging – 1.1%
Rock-Tenn Co., Class A	278,300	14,274,007
Containers & Packaging Total		14,274,007
Metals & Mining – 1.1%
RTI International Metals, Inc. (a)	165,000	3,171,300
Schnitzer Steel Industries, Inc., Class A	210,000	11,342,100
Metals & Mining Total		14,513,400
Paper & Forest Products – 1.3%
Schweitzer-Mauduit International, Inc.	339,000	16,672,020
Paper & Forest Products Total		16,672,020
Materials Total		79,612,527
Telecommunication Services – 0.8%
Diversified Telecommunication Services – 0.8%
Cincinnati Bell, Inc. (a)	3,150,000	10,489,500
Diversified Telecommunication Services Total		10,489,500
Telecommunication Services Total		10,489,500
Utilities – 2.8%
Electric Utilities – 1.0%
Westar Energy, Inc.	590,000	12,106,800
Electric Utilities Total		12,106,800
Gas Utilities – 1.8%
Atmos Energy Corp.	440,000	11,985,600
New Jersey Resources Corp.	310,000	11,392,500
Gas Utilities Total		23,378,100
Utilities Total		35,484,900
Total Common Stocks (cost of $1,201,651,160)		1,238,209,127
Investment Company – 0.6%
SPDR KBW Regional Banking ETF	380,000	8,056,000
Total Investment Company (cost of $7,130,434)		8,056,000

See Accompanying Notes to Financial Statements.

7

Columbia Small Cap Value Fund II

August 31, 2009 (Unaudited)

Short-Term Obligation – 2.9%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 05/06/13, market value $37,221,997 (repurchase proceeds $36,492,142)	36,492,000	36,492,000
Total Short-Term Obligation (cost of $36,492,000)		36,492,000
Total Investments – 100.0% (cost of $1,245,273,594) (b)		1,282,757,127
Other Assets & Liabilities, Net – 0.0%		60,189
Net Assets – 100.0%		1,282,817,316

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $1,245,273,594.

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$140,053,393	$—	$—	$140,053,393
Consumer Staples	68,725,138	—	—	68,725,138
Energy	54,594,620	—	—	54,594,620
Financials	401,259,937	—	—	401,259,937
Health Care	85,530,453	—	—	85,530,453
Industrials	190,771,167	—	—	190,771,167
Information Technology	171,687,492	—	—	171,687,492
Materials	79,612,527	—	—	79,612,527
Telecommunication Services	10,489,500	—	—	10,489,500
Utilities	35,484,900	—	—	35,484,900
Total Common Stocks	1,238,209,127	—	—	1,238,209,127
Total Investment Company	8,056,000	—	—	8,056,000
Total Short-Term Obligation	—	36,492,000	—	36,492,000
Total Investments	$1,246,265,127	$36,492,000	$—	$1,282,757,127

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	31.3
Industrials	14.9
Information Technology	13.4
Consumer Discretionary	10.9
Health Care	6.7
Materials	6.2
Consumer Staples	5.3
Energy	4.2
Utilities	2.8
Telecommunication Services	0.8
	96.5
Short-Term Obligation	2.9
Investment Company	0.6
Other Assets & Liabilities, Net	0.0	*
	100.0

*  Rounds to less than 0.1%

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Columbia Small Cap Value Fund II

August 31, 2009 (Unaudited)

Assets	Investments, at identified cost	$1,245,273,594
	Investments, at value	1,282,757,127
	Cash	738
	Receivable for:
	Investments sold	5,514,817
	Fund shares sold	2,072,667
	Dividends	1,022,922
	Interest	142
	Prepaid expenses	5,369
	Total Assets	1,291,373,782
Liabilities	Payable for:
	Investments purchased	3,205,089
	Fund shares repurchased	3,767,360
	Investment advisory fee	710,737
	Administration fee	171,658
	Pricing and bookkeeping fees	12,044
	Transfer agent fee	431,336
	Trustees' fees	31,329
	Custody fee	8,542
	Distribution and service fees	109,875
	Chief compliance officer expenses	182
	Other liabilities	108,314
	Total Liabilities	8,556,466
	Net Assets	1,282,817,316
Net Assets Consist of	Paid-in capital	1,588,602,576
	Undistributed net investment income	4,109,731
	Accumulated net realized loss	(347,378,524)
	Net unrealized appreciation on investments	37,483,533
	Net Assets	1,282,817,316
Class A	Net assets	$361,204,145
	Shares outstanding	35,812,362
	Net asset value per share	$10.09	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share	$10.71	(b)
Class B	Net assets	$3,128,574
	Shares outstanding	323,322
	Net asset value and offering price per share	$9.68	(a)
Class C	Net assets	$26,525,502
	Shares outstanding	2,743,528
	Net asset value and offering price per share	$9.67	(a)
Class R	Net assets	$22,137,056
	Shares outstanding	2,203,266
	Net asset value, offering and redemption price per share	$10.05
Class Z	Net assets	$869,822,039
	Shares outstanding	85,655,293
	Net asset value, offering and redemption price per share	$10.15

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Columbia Small Cap Value Fund II

For the Six Months Ended August 31, 2009 (Unaudited)

		($)
Investment Income	Dividends	10,267,977
	Interest	21,188
	Total Investment Income	10,289,165
Expenses	Investment advisory fee	3,593,795
	Administration fee	843,229
	Distribution fee:
	Class B	10,564
	Class C	93,556
	Class R	48,019
	Service fee:
	Class B	3,514
	Class C	31,131
	Distribution and service fees:
	Class A	379,366
	Pricing and bookkeeping fees	70,914
	Transfer agent fee	825,824
	Trustees' fees	17,903
	Custody fee	17,610
	Chief compliance officer expenses	466
	Other expenses	243,547
	Total Expenses	6,179,438
	Expense reductions	(4)
	Net Expenses	6,179,434
	Net Investment Income	4,109,731
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized loss on investments	(124,036,850)
	Net change in unrealized appreciation on investments	535,410,360
	Net Gain	411,373,510
	Net Increase Resulting from Operations	415,483,241

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Columbia Small Cap Value Fund II

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended August 31, 2009 ($)	Year Ended February 28, 2009 ($)
Operations	Net investment income	4,109,731	14,244,706
	Net realized loss on investments	(124,036,850)	(209,071,640)
	Net change in unrealized appreciation (depreciation) on investments	535,410,360	(448,879,414)
	Net increase (decrease) resulting from operations	415,483,241	(643,706,348)
Distributions to Shareholders	From net investment income:
	Class A	—	(3,853,806)
	Class B	—	(14,111)
	Class C	—	(137,499)
	Class R	—	(176,638)
	Class Z	—	(10,573,772)
	Total distributions to shareholders	—	(14,755,826)
	Net Capital Stock Transactions	51,214,947	386,461,833
	Total increase (decrease) in net assets	466,698,188	(272,000,341)
Net Assets	Beginning of period	816,119,128	1,088,119,469
	End of period	1,282,817,316	816,119,128
	Undistributed net investment income at end of period	4,109,731	—

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Small Cap Value Fund II
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	8,657,520	73,197,304	20,089,474	226,503,868
Distributions reinvested	—	—	418,878	3,313,340
Redemptions	(7,826,357)	(65,884,005)	(15,667,900)	(165,929,455)
Net increase	831,163	7,313,299	4,840,452	63,887,753
Class B
Subscriptions	857	6,371	21,059	244,977
Distributions reinvested	—	—	1,639	12,509
Redemptions	(43,008)	(334,857)	(104,159)	(1,042,426)
Net decrease	(42,151)	(328,486)	(81,461)	(784,940)
Class C
Subscriptions	83,417	710,074	779,636	9,057,660
Distributions reinvested	—	—	10,819	82,444
Redemptions	(755,301)	(6,032,870)	(1,321,666)	(12,766,148)
Net decrease	(671,884)	(5,322,796)	(531,211)	(3,626,044)
Class R
Subscriptions	392,107	3,198,221	1,601,357	18,451,317
Distributions reinvested	—	—	20,180	159,220
Redemptions	(384,637)	(3,278,114)	(563,596)	(5,924,133)
Net increase (decrease)	7,470	(79,893)	1,057,941	12,686,404
Class Z
Subscriptions	17,962,857	153,506,260	44,863,675	507,257,666
Distributions reinvested	—	—	902,574	7,263,771
Redemptions	(12,090,109)	(103,873,437)	(19,250,966)	(200,222,777)
Net increase	5,872,748	49,632,823	26,515,283	314,298,660

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class A Shares	2009		2009	2008	2007 (a)		2006 (b)	2005		2004
Net Asset Value, Beginning of Period	$6.74		$12.21	$13.86	$14.12		$12.52	$12.26		$7.71
Income from Investment Operations:
Net investment income (loss) (c)	0.03		0.11	0.06	0.03		0.04	(0.04)		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	3.32		(5.47)	(1.21)	0.65		2.98	1.47		4.67
Total from investment operations	3.35		(5.36)	(1.15)	0.68		3.02	1.43		4.66
Less Distributions to Shareholders:
From net investment income	—		(0.11)	(0.05)	(0.01)		(0.03)	—		(0.02)
From net realized gains	—		—	(0.45)	(0.93)		(1.39)	(1.17)		(0.09)
Total distributions to shareholders	—		(0.11)	(0.50)	(0.94)		(1.42)	(1.17)		(0.11)
Net Asset Value, End of Period	$10.09		$6.74	$12.21	$13.86		$14.12	$12.52		$12.26
Total return (d)	49.70	%(e)	(44.03)%	(8.74)%	5.49	%(e)	26.14%	13.42	%(f)	60.64	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.29	%(h)	1.28%	1.26%	1.27	%(h)	1.23%	1.47%		1.55%
Interest expense	—		—	—	—		—	—	%(i)	—
Net expenses (g)	1.29	%(h)	1.28%	1.26%	1.27	%(h)	1.23%	1.47%		1.55%
Waiver/Reimbursement	—		—	—	—		—	0.02%		0.05%
Net investment income (loss) (g)	0.62	%(h)	1.05%	0.46%	0.25	%(h)	0.33%	(0.30)%		(0.10)%
Portfolio turnover rate	35	%(e)	56%	41%	61	%(e)	80%	61%		111%
Net assets, end of period (000s)	$361,204		$235,871	$368,060	$118,549		$8,646	$4,868		$3,840

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class B Shares	2009		2009	2008	2007 (a)		2006 (b)	2005		2004
Net Asset Value, Beginning of Period	$6.49		$11.74	$13.41	$13.76		$12.28	$12.13		$7.68
Income from Investment Operations:
Net investment income (loss) (c)	—	(d)	0.03	(0.04)	(0.06)		(0.05)	(0.12)		(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	3.19		(5.24)	(1.18)	0.64		2.90	1.44		4.63
Total from investment operations	3.19		(5.21)	(1.22)	0.58		2.85	1.32		4.54
Less Distributions to Shareholders:
From net investment income	—		(0.04)	—	—		—	—		—
From net realized gains	—		—	(0.45)	(0.93)		(1.37)	(1.17)		(0.09)
Total distributions to shareholders	—		(0.04)	(0.45)	(0.93)		(1.37)	(1.17)		(0.09)
Net Asset Value, End of Period	$9.68		$6.49	$11.74	$13.41		$13.76	$12.28		$12.13
Total return (e)	49.15	%(f)	(44.46)%	(9.49)%	4.82	%(f)	25.12%	12.59	%(g)	59.34	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	2.04	%(i)	2.03%	2.01%	2.02	%(i)	1.98%	2.22%		2.30%
Interest expense	—		—	—	—		—	—	%(j)	—
Net expenses (h)	2.04	%(i)	2.03%	2.01%	2.02	%(i)	1.98%	2.22%		2.30%
Waiver/Reimbursement	—		—	—	—		—	0.02%		0.05%
Net investment income (loss) (h)	(0.10	)%(i)	0.29%	(0.28)%	(0.53	)%(i)	(0.43)%	(1.05)%		(0.85)%
Portfolio turnover rate	35	%(f)	56%	41%	61	%(f)	80%	61%		111%
Net assets, end of period (000s)	$3,129		$2,373	$5,248	$3,746		$2,158	$1,569		$1,395

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class C Shares	2009		2009	2008	2007 (a)		2006 (b)	2005		2004
Net Asset Value, Beginning of Period	$6.49		$11.73	$13.40	$13.75		$12.27	$12.13		$7.67
Income from Investment Operations:
Net investment income (loss) (c)	—	(d)	0.03	(0.04)	(0.06)		(0.04)	(0.12)		(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	3.18		(5.23)	(1.18)	0.64		2.89	1.43		4.64
Total from investment operations	3.18		(5.20)	(1.22)	0.58		2.85	1.31		4.55
Less Distributions to Shareholders:
From net investment income	—		(0.04)	—	—		—	—		—
From net realized gains	—		—	(0.45)	(0.93)		(1.37)	(1.17)		(0.09)
Total distributions to shareholders	—		(0.04)	(0.45)	(0.93)		(1.37)	(1.17)		(0.09)
Net Asset Value, End of Period	$9.67		$6.49	$11.73	$13.40		$13.75	$12.27		$12.13
Total return (e)	49.00	%(f)	(44.41)%	(9.49)%	4.83	%(f)	25.14%	12.51	%(g)	59.54	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	2.04	%(i)	2.03%	2.01%	2.02	%(i)	1.98%	2.22%		2.30%
Interest expense	—		—	—	—		—	—	%(j)	—
Net expenses (h)	2.04	%(i)	2.03%	2.01%	2.02	%(i)	1.98%	2.22%		2.30%
Waiver/Reimbursement	—		—	—	—		—	0.02%		0.05%
Net investment income (loss) (h)	(0.09	)%(i)	0.29%	(0.29)%	(0.49	)%(i)	(0.32)%	(1.05)%		(0.85)%
Portfolio turnover rate	35	%(f)	56%	41%	61	%(f)	80%	61%		111%
Net assets, end of period (000s)	$26,526		$22,159	$46,303	$17,032		$1,671	$370		$278

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a fund share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009	Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$6.72		$12.17	$13.83	$14.11		$12.93
Income from Investment Operations:
Net investment income (c)	0.02		0.09	0.03	—	(d)	—
Net realized and unrealized gain (loss) on investments and foreign currency	3.31		(5.45)	(1.22)	0.65		1.18
Total from investment operations	3.33		(5.36)	(1.19)	0.65		1.18
Less Distributions to Shareholders:
From net investment income	—		(0.09)	(0.02)	—		—
From net realized gains	—		—	(0.45)	(0.93)		—
Total distributions to shareholders	—		(0.09)	(0.47)	(0.93)		—
Net Asset Value, End of Period	$10.05		$6.72	$12.17	$13.83		$14.11
Total return (e)	49.55	%(f)	(44.18)%	(9.03)%	5.22	%(f)	9.13	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	1.54	%(h)	1.53%	1.51%	1.52	%(h)	1.36	%(h)
Net investment income (loss) (g)	0.38	%(h)	0.82%	0.20%	(0.02	)%(h)	0.03	%(h)
Portfolio turnover rate	35	%(f)	56%	41%	61	%(f)	80	%(f)
Net assets, end of period (000s)	$22,137		$14,765	$13,851	$1,727		$11

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class Z Shares	2009		2009	2008	2007 (a)		2006 (b)	2005		2004
Net Asset Value, Beginning of Period	$6.78		$12.29	$13.95	$14.21		$12.60	$12.30		$7.73
Income from Investment Operations:
Net investment income (loss) (c)	0.04		0.14	0.10	0.06		0.07	(0.01)		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	3.33		(5.51)	(1.23)	0.67		3.00	1.48		4.67
Total from investment operations	3.37		(5.37)	(1.13)	0.73		3.07	1.47		4.69
Less Distributions to Shareholders:
From net investment income	—		(0.14)	(0.08)	(0.06)		(0.06)	—	(d)	(0.03)
From net realized gains	—		—	(0.45)	(0.93)		(1.40)	(1.17)		(0.09)
Total distributions to shareholders	—		(0.14)	(0.53)	(0.99)		(1.46)	(1.17)		(0.12)
Net Asset Value, End of Period	$10.15		$6.78	$12.29	$13.95		$14.21	$12.60		$12.30
Total return (e)	49.71	%(f)	(43.87)%	(8.55)%	5.77	%(f)	26.43%	13.72	%(g)	60.96	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.04	%(i)	1.03%	1.01%	1.02	%(i)	0.98%	1.22%		1.30%
Interest expense	—		—	—	—		—	—	%(j)	—
Net expenses (h)	1.04	%(i)	1.03%	1.01%	1.02	%(i)	0.98%	1.22%		1.30%
Waiver/Reimbursement	—		—	—	—		—	0.02%		0.05%
Net investment income (loss) (h)	0.87	%(i)	1.33%	0.71%	0.47	%(i)	0.56%	(0.05)%		0.15%
Portfolio turnover rate	35	%(f)	56%	41%	61	%(f)	80%	61%		111%
Net assets, end of period (000s)	$869,822		$540,951	$654,658	$393,160		$238,856	$197,829		$151,556

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – Columbia Small Cap Value Fund II

August 31, 2009 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund II (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks long-term capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Each share class has its own expense structure and sales charges, as applicable. Effective June 22, 2009, the Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R, Class Y and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R, Class Y and Class Z shares, as described in the Fund's prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 11, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily

18

Columbia Small Cap Value Fund II, August 31, 2009 (Unaudited)

available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded on the ex-date.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. The Fund may, however, declare and pay distributions from net investment income more frequently. The Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any

19

Columbia Small Cap Value Fund II, August 31, 2009 (Unaudited)

available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended February 28, 2009 was as follows:

Distributions paid from:

Ordinary Income*	$14,755,826
Long-Term Capital Gains	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at August 31, 2009, based on cost of investments for federal income tax were:

Unrealized appreciation	$193,116,233
Unrealized depreciation	(155,632,700)
Net unrealized appreciation	$37,483,533

The following capital loss carryforwards, determined as of February 28, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2017	$70,573,610

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.70%
$500 million to $1 billion	0.65%
Over $1 billion	0.60%

For the six month period ended August 31, 2009, the Fund's annualized effective investment advisory fee rate was 0.67% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.17% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

20

Columbia Small Cap Value Fund II, August 31, 2009 (Unaudited)

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended August 31, 2009, the Distributor has retained net underwriting discounts of $820 on sales of the Fund's Class A shares and received net CDSC fees of $4,315 and $1,514 on Class B and Class C share redemptions, respectively.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Fund and a combined distribution and shareholder servicing plan for the Class A shares of the Fund. The Trust has also adopted a distribution plan for the Class R shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

21

Columbia Small Cap Value Fund II, August 31, 2009 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Expense Limits and Fee Waivers

Effective July 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.10% of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Prior to July 1, 2009, Columbia contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, did not exceed the annual rate of 1.30% of the Fund's average daily net assets.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery. At August 31, 2009, no amounts were potentially recoverable from the Fund pursuant to this arrangement.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities.

Other Related Party Transactions

In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended August 31, 2009 was $36,651.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended August 31, 2009, these custody credits reduced total expenses by $4 for the Fund.

Note 6. Portfolio Information

For the six month period ended August 31, 2009, the cost of purchases and proceeds from sales of securities, excluding

22

Columbia Small Cap Value Fund II, August 31, 2009 (Unaudited)

short-term obligations, for the Fund were $416,990,456 and $364,784,692, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2009, the fund did not borrow under these arrangements.

Note 8. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

For the six month period ended August 31, 2009, the Fund did not participate in the securities lending program.

Note 9. Shares of Beneficial Interest

As of August 31, 2009, 22.3% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2009, the Fund had three shareholders that collectively held 19.7% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

23

Columbia Small Cap Value Fund II, August 31, 2009 (Unaudited)

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 11. Subsequent Events

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

On October 15, 2009, the committed line of credit discussed in Note 7 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

24

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Small Cap Value Fund II.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

25

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Small Cap Value Fund II

Semiannual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/23539-0809 (10/09) 09/91011

Columbia Management®

Semiannual Report

August 31, 2009

Columbia Marsico 21st Century Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	2

Understanding Your Expenses	3

Investment Portfolio	4

Statement of Assets and Liabilities	7

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	17

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 11 of the Notes to Financial Statements for additional information.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Past performance is no guarantee of future results.

Fund Profile – Columbia Marsico 21st Century Fund

Summary

■  For the six-month period that ended August 31, 2009, the fund's Class A shares returned 39.67% without sales charge. Its benchmark, the Russell 3000 Index,1 returned 41.83%. The fund performed better than the average return of its peer group, the Lipper Multi-Cap Growth Funds Classification,2 which was 38.56%. The fund benefited from stock selection in the telecommunication services and energy sectors. However, stock selection in information technology, materials and health care detracted from the fund's return relative to its benchmark. Sector allocations also aided return.

■  Wireless tower company Crown Castle International (3.8% of net assets), in the telecommunication services sector, and Petrobras Petroleo Brasileiro (3.1% of net assets), an oil exploration and development company headquartered in Brazil, performed well. The fund benefited further from its limited exposure to energy, which was one of the weaker performers in the six-month period. The fund had no investments in the utilities sector, another positive for performance. The fund's weight in financials was approximately twice that of the index, which aided performance as financials was the strongest performing sector for the period. Certain individual holdings also performed well, including Apple and Denmark-based wind turbine manufacturer Vestas Wind Systems (3.4% and 3.2% of net assets, respectively).

■  Stock selection in materials, information technology and health care led to returns that were lower than their returns in the index. In the software and services industry, the fund's position in credit card processors MasterCard (2.6% of net assets) and Visa weighed on performance as their stock prices did not keep pace with the return of the Russell index during the period. Visa was sold. In materials, agricultural products company Monsanto (1.1% of net assets) posted a lackluster return. The negative impact of Visa and Monsanto was amplified because the fund had more exposure to both positions than the index. In addition, several of the fund's biotechnology positions disappointed, notably Gilead Sciences (1.4% of net assets) and Genzyme, which was sold.

■  The fund made a significant increase in its allocation to the financials sector during the period, while lightening exposure to the consumer staples, industrials and health care sectors. At the end of the period, the fund emphasized financials, information technology and consumer discretionary stocks. It had no exposure to the utilities sector.

Portfolio Management

Corydon J. Gilchrist has managed the fund since February 2003. He is with Marsico Capital Management, LLC ("MCM"), investment sub-advisor to the fund.

Columbia Management Advisors, LLC ("CMA") and MCM are SEC-registered investment advisors. CMA is an indirect, wholly owned subsidiary of Bank of America Corporation. CMA has retained MCM to serve as investment sub-advisor. As the investment sub-advisor, MCM makes the investment decisions and manages all or a portion of the fund. MCM is not affiliated with Bank of America.

Source of all statistical data—Columbia Management Advisors, LLC.

Source for all stock-specific commentary—Marsico Capital Management, LLC

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The fund may invest without limit in foreign securities, including emerging markets securities. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the funds invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

1The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+39.67%

Class A shares (without sales charge)

+41.83%

Russell 3000 Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

1

Performance Information – Columbia Marsico 21st Century Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.29
Class B	2.04
Class C	2.04
Class R	1.54
Class Z	1.04

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	10.21
Class B	9.62
Class C	9.62
Class R	10.17
Class Z	10.40

Distributions declared per share

03/01/09 – 08/31/09 ($)
Class Z	0.00	*

*Rounds to less than $0.01

Performance of a $10,000 investment 04/10/00 – 08/31/09 ($)

Sales charge	without	with
Class A	10,786	10,166
Class B	10,055	10,055
Class C	10,055	10,055
Class R	10,684	n/a
Class Z	11,048	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Marsico 21st Century Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		R	Z
Inception	04/10/00		04/10/00		04/10/00		01/23/06	04/10/00
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	39.67	31.57	39.02	34.02	39.22	38.22	39.51	39.79
1-year	–25.64	–29.92	–26.17	–29.86	–26.11	–26.85	–25.82	–25.39
5-year	3.28	2.06	2.52	2.15	2.52	2.52	3.08	3.53
Life	0.81	0.18	0.06	0.06	0.06	0.06	0.71	1.07

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	43.60	35.30	43.09	38.09	43.29	42.29	43.46	43.91
1-year	–9.69	–14.86	–10.30	–14.79	–10.30	–11.20	–9.87	–9.45
5-year	3.81	2.58	3.05	2.69	3.05	3.05	3.62	4.08
Life	1.60	0.96	0.84	0.84	0.84	0.84	1.50	1.86

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns of Class A prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to higher distribution and service (Rule 12b-1) fees.

2

Understanding Your Expenses – Columbia Marsico 21st Century Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,396.68	1,018.35	8.22	6.92	1.36
Class B	1,000.00	1,000.00	1,390.18	1,014.57	12.71	10.71	2.11
Class C	1,000.00	1,000.00	1,392.20	1,014.57	12.72	10.71	2.11
Class R	1,000.00	1,000.00	1,395.12	1,017.09	9.72	8.19	1.61
Class Z	1,000.00	1,000.00	1,397.89	1,019.61	6.71	5.65	1.11

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

3

Investment Portfolio – Columbia Marsico 21st Century Fund

August 31, 2009 (Unaudited)

Common Stocks – 96.8%
	Shares	Value ($)
Consumer Discretionary – 14.5%
Automobiles – 0.5%
Ford Motor Co. (a)	2,362,186	17,952,614
Automobiles Total		17,952,614
Hotels, Restaurants & Leisure – 3.5%
Chipotle Mexican Grill, Inc., Class A (a)	226,897	19,032,120
Vail Resorts, Inc. (a)(b)	2,463,096	81,577,740
Wynn Resorts Ltd. (a)	733,592	39,709,335
Hotels, Restaurants & Leisure Total		140,319,195
Household Durables – 1.2%
Cyrela Brazil Realty SA	2,390,620	30,049,232
Gafisa SA, ADR	644,969	18,904,042
Household Durables Total		48,953,274
Media – 3.9%
CBS Corp., Class B	2,853,486	29,533,580
Walt Disney Co.	4,950,931	128,922,243
Media Total		158,455,823
Multiline Retail – 0.5%
Lojas Renner SA	1,261,000	20,005,253
Multiline Retail Total		20,005,253
Specialty Retail – 2.5%
Home Depot, Inc.	3,006,046	82,034,995
Penske Auto Group, Inc.	1,155,032	20,432,516
Specialty Retail Total		102,467,511
Textiles, Apparel & Luxury Goods – 2.4%
Polo Ralph Lauren Corp.	1,161,316	77,088,156
Under Armour, Inc., Class A (a)	851,216	20,318,526
Textiles, Apparel & Luxury Goods Total		97,406,682
Consumer Discretionary Total		585,560,352
Consumer Staples – 5.0%
Beverages – 3.4%
Anheuser-Busch InBev NV	3,230,073	139,451,431
Beverages Total		139,451,431
Food & Staples Retailing – 1.6%
Costco Wholesale Corp.	1,249,433	63,696,094
Food & Staples Retailing Total		63,696,094
Consumer Staples Total		203,147,525
Energy – 6.9%
Energy Equipment & Services – 3.8%
National-Oilwell Varco, Inc. (a)	1,438,480	52,288,748
Pride International, Inc. (a)	3,922,268	101,116,069
Seahawk Drilling, Inc. (a)	3	67
Energy Equipment & Services Total		153,404,884

	Shares	Value ($)
Oil, Gas & Consumable Fuels – 3.1%
Petroleo Brasileiro SA, ADR	3,131,618	124,137,337
Oil, Gas & Consumable Fuels Total		124,137,337
Energy Total		277,542,221
Financials – 32.4%
Capital Markets – 8.1%
Goldman Sachs Group, Inc.	741,824	122,742,199
Jefferies Group, Inc. (a)	5,894,687	139,468,294
State Street Corp.	1,221,492	64,103,900
Capital Markets Total		326,314,393
Commercial Banks – 14.2%
City National Corp.	2,129,943	84,132,749
CVB Financial Corp.	2,620,025	18,366,375
ICICI Bank Ltd., ADR	1,314,175	40,108,621
Itau Unibanco Holding SA, ADR	2,357,714	39,491,721
Standard Chartered PLC	923,214	20,954,667
U.S. Bancorp	6,272,307	141,879,584
Wells Fargo & Co.	8,226,057	226,381,089
Commercial Banks Total		571,314,806
Diversified Financial Services – 6.4%
JPMorgan Chase & Co.	5,957,224	258,900,955
Diversified Financial Services Total		258,900,955
Real Estate Investment Trusts (REITs) – 3.4%
Simon Property Group, Inc.	1,318,689	83,894,994
Taubman Centers, Inc.	1,728,628	54,745,649
Real Estate Investment Trusts (REITs) Total		138,640,643
Real Estate Management & Development – 0.3%
Hang Lung Properties Ltd.	4,321,000	13,436,136
Real Estate Management & Development Total		13,436,136
Financials Total		1,308,606,933
Health Care – 5.7%
Biotechnology – 3.5%
Celgene Corp. (a)	1,615,556	84,283,556
Gilead Sciences, Inc. (a)	1,232,180	55,522,031
Biotechnology Total		139,805,587
Health Care Equipment & Supplies – 1.5%
Intuitive Surgical, Inc. (a)	269,784	60,083,595
Health Care Equipment & Supplies Total		60,083,595
Health Care Technology – 0.7%
athenahealth, Inc. (a)	715,434	28,781,910
Health Care Technology Total		28,781,910
Health Care Total		228,671,092

See Accompanying Notes to Financial Statements.

4

Columbia Marsico 21st Century Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Industrials – 6.0%
Aerospace & Defense – 2.4%
Precision Castparts Corp.	1,053,271	96,142,577
Aerospace & Defense Total		96,142,577
Construction & Engineering – 0.4%
AECOM Technology Corp. (a)	706,597	19,367,824
Construction & Engineering Total		19,367,824
Electrical Equipment – 3.2%
Vestas Wind Systems A/S (a)	1,797,888	128,988,218
Electrical Equipment Total		128,988,218
Industrials Total		244,498,619
Information Technology – 19.6%
Communications Equipment – 5.1%
Juniper Networks, Inc. (a)	3,562,778	82,193,289
QUALCOMM, Inc.	2,657,670	123,369,041
Communications Equipment Total		205,562,330
Computers & Peripherals – 3.4%
Apple, Inc. (a)	822,858	138,412,944
Computers & Peripherals Total		138,412,944
Internet Software & Services – 3.1%
Google, Inc., Class A (a)	266,723	123,138,008
Internet Software & Services Total		123,138,008
IT Services – 2.6%
MasterCard, Inc., Class A	525,662	106,514,891
IT Services Total		106,514,891
Software – 5.4%
Adobe Systems, Inc. (a)	3,828,225	120,282,829
Citrix Systems, Inc. (a)	2,701,095	96,375,070
Software Total		216,657,899
Information Technology Total		790,286,072
Materials – 2.9%
Chemicals – 1.1%
Monsanto Co.	511,150	42,875,262
Chemicals Total		42,875,262
Metals & Mining – 1.8%
BHP Billiton PLC	2,784,458	73,063,156
Metals & Mining Total		73,063,156
Materials Total		115,938,418

	Shares	Value ($)
Telecommunication Services – 3.8%
Wireless Telecommunication Services – 3.8%
Crown Castle International Corp. (a)	5,685,499	152,712,503
Wireless Telecommunication Services Total		152,712,503
Telecommunication Services Total		152,712,503
Total Common Stocks (cost of $3,163,617,344)		3,906,963,735
Preferred Stock – 0.6%
Consumer Discretionary – 0.6%
Automobiles – 0.6%
Volkswagen AG	235,449	22,098,711
Automobiles Total		22,098,711
Consumer Discretionary Total		22,098,711
Total Preferred Stock (cost of $13,257,642)		22,098,711
	Par ($)
Short-Term Obligation – 1.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 02/16/17, market value $52,724,014 (repurchase proceeds $51,686,201)	51,686,000	51,686,000
Total Short-Term Obligation (cost of $51,686,000)		51,686,000
Total Investments – 98.7% (cost of $3,228,560,986) (c)		3,980,748,446
Other Assets & Liabilities, Net – 1.3%		54,193,953
Net Assets – 100.0%		4,034,942,399

See Accompanying Notes to Financial Statements.

5

Columbia Marsico 21st Century Fund

August 31, 2009 (Unaudited)

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the six months ended August 31, 2009, are as follows:

Security name: Vail Resorts, Inc.
Shares as of 2/28/09:	3,091,100
Shares purchased:	-
Shares sold:	(628,004)
Shares as of 8/31/09:	2,463,096
Net realized loss:	$(17,194,196)
Dividend income earned:	$-
Value at end of period:	$81,577,740
Security name: Saks, Inc.
Shares as of 2/28/09:	10,442,103
Shares purchased:	-
Shares sold:	(10,442,103)
Shares as of 8/31/09:	-
Net realized loss:	$(133,638,959)
Dividend income earned:	$-
Value at end of period:	$-

(c)  Cost for federal income tax purposes is $3,228,560,986.

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$585,560,352	$—	$—	$585,560,352
Consumer Staples	63,696,094	139,451,431	—	203,147,525
Energy	277,542,221	—	—	277,542,221
Financials	1,274,216,130	34,390,803	—	1,308,606,933
Health Care	228,671,092	—	—	228,671,092
Industrials	115,510,401	128,988,218	—	244,498,619
Information Technology	790,286,072	—	—	790,286,072
Material	42,875,262	73,063,156	—	115,938,418
Telecommunication Services	152,712,503	—	—	152,712,503
Total Common Stocks	3,531,070,127	375,893,608	—	3,906,963,735
Preferred Stock
Consumer Discretionary	—	22,098,711	—	22,098,711
Total Preferred Stock	—	22,098,711	—	22,098,711
Total Short-Term Obligation	—	51,686,000	—	51,686,000
Total Investments	$3,531,070,127	$449,678,319	$—	$3,980,748,446

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	32.4
Information Technology	19.6
Consumer Discretionary	15.1
Energy	6.9
Industrials	6.0
Health Care	5.7
Consumer Staples	5.0
Telecommunication Services	3.8
Materials	2.9
97.4
Short-Term Obligation	1.3
Other Assets & Liabilities, Net	1.3
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – Columbia Marsico 21st Century Fund

August 31, 2009 (Unaudited)

Assets	Unaffiliated investments, at identified cost	$3,104,696,267
	Affiliated investments, at identified cost	123,864,719
	Total investments, at identified cost	$3,228,560,986
	Unaffiliated investments, at value	3,899,170,706
	Affiliated investments, at value	81,577,740
	Total investments, at value	3,980,748,446
	Cash	28
	Receivable for:
	Investments sold	91,220,478
	Fund shares sold	3,028,308
	Dividends	3,626,564
	Interest	201
	Foreign tax reclaims	709,935
	Prepaid expenses	27,435
	Total Assets	4,079,361,395
Liabilities	Payable for:
	Investments purchased	21,620,193
	Fund shares repurchased	14,993,839
	Investment advisory fee	2,205,443
	Administration fee	757,239
	Pricing and bookkeeping fees	13,024
	Transfer agent fee	2,578,321
	Trustees' fees	38,120
	Custody fee	92,166
	Distribution and service fees	1,205,919
	Chief compliance officer expenses	696
	Reports to shareholders	825,161
	Other liabilities	88,875
	Total Liabilities	44,418,996
	Net Assets	4,034,942,399
Net Assets Consist of	Paid-in capital	6,734,647,356
	Overdistributed net investment income	(8,934,540)
	Accumulated net realized loss	(3,443,045,035)
	Net unrealized appreciation (depreciation) on:
	Investments	752,187,460
	Foreign currency translations	87,158
	Net Assets	4,034,942,399

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – Columbia Marsico 21st Century Fund

August 31, 2009 (Unaudited) (continued)

Class A	Net assets	$2,150,957,970
	Shares outstanding	210,575,574
	Net asset value per share	$10.21	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share	$10.83	(b)
Class B	Net assets	$117,533,501
	Shares outstanding	12,216,919
	Net asset value and offering price per share	$9.62	(a)
Class C	Net assets	$715,095,863
	Shares outstanding	74,341,373
	Net asset value and offering price per share	$9.62	(a)
Class R	Net assets	$42,613,758
	Shares outstanding	4,188,619
	Net asset value, offering and redemption price per share	$10.17
Class Z	Net assets	$1,008,741,307
	Shares outstanding	96,970,746
	Net asset value, offering and redemption price per share	$10.40

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

8

Statement of Operations – Columbia Marsico 21st Century Fund

For the Six Months Ended August 31, 2009 (Unaudited)

		($)
Investment Income	Dividends	20,354,223
	Interest	118,861
	Foreign taxes withheld	(940,480)
	Total Investment Income	19,532,604
Expenses	Investment advisory fee	12,424,210
	Administration fee	4,241,116
	Distribution fee:
	Class B	411,066
	Class C	2,574,791
	Class R	121,456
	Service fee:
	Class B	137,021
	Class C	858,263
	Distribution and service fees:
	Class A	2,644,269
	Pricing and bookkeeping fees	72,440
	Transfer agent fee	4,198,394
	Trustees' fees	17,824
	Custody fee	127,570
	Chief compliance officer expenses	1,144
	Other expenses	1,076,099
	Total Expenses	28,905,663
	Fees waived by transfer agent	(420,985)
	Expense reductions	(3)
	Net Expenses	28,484,675
	Net Investment Loss	(8,952,071)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized loss on:
	Unaffiliated investments	(388,713,518)
	Affiliated investments	(150,833,155)
	Foreign currency transactions	(304,182)
	Net realized loss	(539,850,855)
	Net change in unrealized appreciation (depreciation) on:
	Investments	1,820,762,112
	Foreign currency translations	97,668
	Net change in unrealized appreciation (depreciation)	1,820,859,780
	Net Gain	1,281,008,925
	Net Increase Resulting from Operations	1,272,056,854

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – Columbia Marsico 21st Century Fund

		(Unaudited)
Increase (Decrease) in Net Assets		Six Months Ended August 31, 2009 ($)	Year Ended February 28, 2009 ($)
Operations	Net investment income (loss)	(8,952,071)	1,161,973
	Net realized loss on investments and foreign currency transactions	(539,850,855)	(2,838,594,363)
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,820,859,780	(1,264,907,676)
	Net increase (decrease) resulting from operations	1,272,056,854	(4,102,340,066)
Distributions to Shareholders	From net investment income:
	Class Z	(51,807)	—
	Total distributions to shareholders	(51,807)	—
	Net Capital Stock Transactions	(835,739,619)	(671,895,304)
	Redemption fees	—	4,836
	Total increase (decrease) in net assets	436,265,428	(4,774,230,534)
Net Assets	Beginning of period	3,598,676,971	8,372,907,505
	End of period	4,034,942,399	3,598,676,971
	Undistributed (overdistributed) net investment income at end of period	(8,934,540)	69,338

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Marsico 21st Century Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	17,466,525	150,984,944	105,611,474	1,310,056,381
Redemptions	(75,864,163)	(656,005,396)	(184,568,865)	(1,956,959,802)
Net decrease	(58,397,638)	(505,020,452)	(78,957,391)	(646,903,421)
Class B
Subscriptions	344,242	2,786,921	2,612,075	31,983,995
Redemptions	(1,993,756)	(16,252,233)	(5,376,566)	(61,678,675)
Net decrease	(1,649,514)	(13,465,312)	(2,764,491)	(29,694,680)
Class C
Subscriptions	3,160,133	25,804,767	21,938,434	266,205,652
Redemptions	(18,793,470)	(153,512,315)	(34,296,625)	(353,567,760)
Net decrease	(15,633,337)	(127,707,548)	(12,358,191)	(87,362,108)
Class R
Subscriptions	1,195,388	10,031,062	4,058,699	47,957,625
Redemptions	(2,823,340)	(25,011,253)	(1,526,441)	(17,254,066)
Net increase (decrease)	(1,627,952)	(14,980,191)	2,532,258	30,703,559
Class Z
Subscriptions	15,613,999	138,712,895	68,444,092	766,777,581
Distributions reinvested	3,866	35,489	—	—
Redemptions	(35,699,927)	(313,314,500)	(60,742,453)	(705,416,235)
Net increase (decrease)	(20,082,062)	(174,566,116)	7,701,639	61,361,346

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$7.31		$14.55		$14.28		$13.58		$10.61		$9.70		$6.19
Income from Investment Operations:
Net investment income (loss) (c)	(0.02)		0.01		0.02		0.11	(d)	(0.03)		(0.05)		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	2.92		(7.25)		0.77	(e)	0.89		3.00		0.96		3.56
Total from investment operations	2.90		(7.24)		0.79		1.00		2.97		0.91		3.51
Less Distributions to Shareholders:
From net investment income	—		—		—		(0.10)		—	(f)	—		—
From net realized gains	—		—		(0.49)		(0.20)		—		—		—
From return of capital	—		—		(0.03)		—		—		—		—
Total distributions to shareholders	—		—		(0.52)		(0.30)		—	(f)	—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(c)(f)	—		—		—		—		—
Net Asset Value, End of Period	$10.21		$7.31		$14.55		$14.28		$13.58		$10.61		$9.70
Total return (g)	39.67	%(h)(i)	(49.76	)%(h)	5.16	%(h)	7.59	%(h)(i)	28.04	%(h)	9.38%		56.70%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.36	%(k)	1.25%		1.20%		1.26	%(k)	1.31%		1.40%		1.49%
Interest expense	—		—		—		—		—		—	%(l)	—	%(l)
Net expenses (j)	1.36	%(k)	1.25%		1.20%		1.26	%(k)	1.31%		1.40%		1.49%
Waiver/Reimbursement	0.02	%(k)	0.04%		0.02%		0.02	%(k)	0.01%		—		—
Net investment income (loss) (j)	(0.36	)%(k)	0.12%		0.15%		0.84	%(k)	(0.22)%		(0.50)%		(0.59)%
Portfolio turnover rate	75	%(i)	152%		113%		86	%(i)	141%		130%		204%
Net assets, end of period (000s)	$2,150,958		$1,967,386		$5,062,299		$2,474,268		$675,287		$187,094		$48,630

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(e)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$6.92		$13.86		$13.73		$12.99		$10.22		$9.42		$6.05
Income from Investment Operations:
Net investment loss (c)	(0.05)		(0.07)		(0.08)		—	(d)(e)	(0.11)		(0.12)		(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	2.75		(6.87)		0.73	(f)	0.88		2.88		0.92		3.50
Total from investment operations	2.70		(6.94)		0.65		0.88		2.77		0.80		3.37
Less Distributions to Shareholders:
From net investment income	—		—		—		(0.02)		—		—		—
From net realized gains	—		—		(0.49)		(0.12)		—		—		—
From return of capital	—		—		(0.03)		—		—		—		—
Total distributions to shareholders	—		—		(0.52)		(0.14)		—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(c)(e)	—		—		—		—		—
Net Asset Value, End of Period	$9.62		$6.92		$13.86		$13.73		$12.99		$10.22		$9.42
Total return (g)	39.02	%(h)(i)	(50.07	)%(h)	4.34	%(h)	6.88	%(h)(i)	27.10	%(h)	8.49%		55.70%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	2.11	%(k)	2.00%		1.95%		2.01	%(k)	2.06%		2.15%		2.24%
Interest expense	—		—		—		—		—		—	%(l)	—	%(l)
Net expenses (j)	2.11	%(k)	2.00%		1.95%		2.01	%(k)	2.06%		2.15%		2.24%
Waiver/Reimbursement	0.02	%(k)	0.04%		0.02%		0.02	%(k)	0.01%		—		—
Net investment loss (j)	(1.12	)%(k)	(0.63)%		(0.56)%		(0.02	)%(k)	(0.96)%		(1.25)%		(1.34)%
Portfolio turnover rate	75	%(i)	152%		113%		86	%(i)	141%		130%		204%
Net assets, end of period (000s)	$117,534		$95,889		$230,505		$167,144		$97,006		$60,495		$48,277

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(e)  Rounds to less than $0.01 per share.

(f)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$6.91		$13.86		$13.73		$12.99		$10.22		$9.42		$6.05
Income from Investment Operations:
Net investment income (loss) (c)	(0.05)		(0.07)		(0.09)		0.01	(d)	(0.11)		(0.12)		(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	2.76		(6.88)		0.74	(e)	0.87		2.88		0.92		3.50
Total from investment operations	2.71		(6.95)		0.65		0.88		2.77		0.80		3.37
Less Distributions to Shareholders:
From net investment income	—		—		—		(0.02)		—		—		—
From net realized gains	—		—		(0.49)		(0.12)		—		—		—
From return of capital	—		—		(0.03)		—		—		—		—
Total distributions to shareholders	—		—		(0.52)		(0.14)		—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(c)(f)	—		—		—		—		—
Net Asset Value, End of Period	$9.62		$6.91		$13.86		$13.73		$12.99		$10.22		$9.42
Total return (g)	39.22	%(h)(i)	(50.14	)%(h)	4.34	%(h)	6.88	%(h)(i)	27.10	%(h)	8.49%		55.70%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	2.11	%(k)	2.00%		1.95%		2.01	%(k)	2.06%		2.15%		2.24%
Interest expense	—		—		—		—		—		—	%(l)	—	%(l)
Net expenses (j)	2.11	%(k)	2.00%		1.95%		2.01	%(k)	2.06%		2.15%		2.24%
Waiver/Reimbursement	0.02	%(k)	0.04%		0.02%		0.02	%(k)	0.01%		—		—
Net investment income (loss) (j)	(1.11	)%(k)	(0.63)%		(0.60)%		0.11	%(k)	(0.96)%		(1.25)%		(1.34)%
Portfolio turnover rate	75	%(i)	152%		113%		86	%(i)	141%		130%		204%
Net assets, end of period (000s)	$715,096		$622,098		$1,418,014		$651,596		$157,286		$38,460		$14,700

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(e)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Period Ended February 28,		Period Ended March 31,
Class R Shares	2009		2009		2008	2007 (a)		2006 (b)
Net Asset Value, Beginning of Period	$7.29		$14.55		$14.32	$13.58		$12.53
Income from Investment Operations:
Net investment income (loss) (c)	(0.03)		(0.02)		(0.02)	0.16	(d)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	2.91		(7.24)		0.77 (e)	0.81		1.07
Total from investment operations	2.88		(7.26)		0.75	0.97		1.05
Less Distributions to Shareholders:
From net investment income	—		—		—	(0.06)		—
From net realized gains	—		—		(0.49)	—		—	(f)
From return of capital	—		—		(0.03)	(0.17)		—
Total distributions to shareholders	—		—		(0.52)	(0.23)		—	(f)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(c)(f)	—	—		—
Net Asset Value, End of Period	$10.17		$7.29		$14.55	$14.32		$13.58
Total return (g)(h)	39.51	%(i)	(49.90)%		4.87%	7.38	%(i)	8.38	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	1.61	%(k)	1.50%		1.45%	1.51	%(k)	1.63	%(k)
Waiver/Reimbursement	0.02	%(k)	0.04%		0.02%	0.02	%(k)	0.03	%(k)
Net investment income (loss) (j)	(0.60	)%(k)	(0.13)%		(0.15)%	1.25	%(k)	(0.91	)%(k)
Portfolio turnover rate	75	%(i)	152%		113%	86	%(i)	141	%(i)
Net assets, end of period (000s)	$42,614		$42,429		$47,777	$4,394		$11

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(e)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$7.44		$14.76		$14.45		$13.76		$10.75		$9.80		$6.24
Income from Investment Operations:
Net investment income (loss) (c)	(0.01)		0.05		0.07		0.13	(d)	—	(e)	(0.03)		(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	2.97		(7.37)		0.76	(f)	0.91		3.04		0.98		3.59
Total from investment operations	2.96		(7.32)		0.83		1.04		3.04		0.95		3.56
Less Distributions to Shareholders:
From net investment income	—	(e)	—		—		(0.12)		(0.03)		—		—
From net realized gains	—		—		(0.49)		(0.23)		—		—		—
From return of capital	—		—		(0.03)		—		—		—		—
Total distributions to shareholders	—	(e)	—		(0.52)		(0.35)		(0.03)		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(c)(e)	—		—		—		—		—
Net Asset Value, End of Period	$10.40		$7.44		$14.76		$14.45		$13.76		$10.75		$9.80
Total return (g)	39.79	%(h)(i)	(49.59	)%(h)	5.38	%(h)	7.84	%(h)(i)	28.33	%(h)	9.69%		57.05%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.11	%(k)	1.00%		0.95%		1.01	%(k)	1.06%		1.15%		1.24%
Interest expense	—		—		—		—		—		—	%(l)	—	%(l)
Net expenses (j)	1.11	%(k)	1.00%		0.95%		1.01	%(k)	1.06%		1.15%		1.24%
Waiver/Reimbursement	0.02	%(k)	0.04%		0.02%		0.02	%(k)	0.01%		—		—
Net investment income (loss) (j)	(0.11	)%(k)	0.37%		0.41%		1.03	%(k)	0.04%		(0.25)%		(0.34)%
Portfolio turnover rate	75	%(i)	152%		113%		86	%(i)	141%		130%		204%
Net assets, end of period (000s)	$1,008,741		$870,875		$1,614,313		$732,508		$274,594		$114,896		$37,027

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005 the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(e)  Rounds to less than $0.01 per share.

(f)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%, except for the period ended February 28, 2007 and the year ended March 31, 2006, which had an impact of 0.07% and 0.08%, respectively.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Columbia Marsico 21st Century Fund

August 31, 2009 (Unaudited)

Note 1. Organization

Columbia Marsico 21st Century Fund (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks long-term growth of capital.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Each share class has its own expense structure and sales charges, as applicable. Effective June 22, 2009, the Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R, Class Y and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R, Class Y and Class Z shares, as described in the Fund's prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 11, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

17

Columbia Marsico 21st Century Fund, August 31, 2009 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction

18

Columbia Marsico 21st Century Fund, August 31, 2009 (Unaudited)

of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. The Fund may, however, declare and pay distributions from net investment income more frequently. The Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at August 31, 2009, based on cost of investments for federal income tax were:

Unrealized appreciation	$857,554,839
Unrealized depreciation	(105,367,379)
Net unrealized appreciation	$752,187,460

The following capital loss carryforwards, determined as of February 28, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2017	$1,181,576,157

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax

19

Columbia Marsico 21st Century Fund, August 31, 2009 (Unaudited)

laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.75%
$500 million to $1 billion	0.70%
$1 billion to $1.5 billion	0.65%
$1.5 billion to $3 billion	0.60%
$3 billion to $6 billion	0.58%
Over $6 billion	0.56%

For the six month period ended August 31, 2009, the Fund's annualized effective investment advisory fee rate was 0.63% of the Fund's average daily net assets.

To the extent that the Fund is not benefiting from a separate contractual expense limitation arrangement, Columbia has contractually agreed to waive a portion of its advisory fees through June 30, 2010.

The waiver amount is calculated based on the difference between the dollar amount of sub-advisory fees that would have been payable to Marsico Capital Management, LLC ("Marsico") based on the annualized rate of 0.45% of the Fund's average daily net assets, and the dollar amount of sub-advisory fees calculated on a monthly basis based on the annualized sub-advisory fee rate effective January 1, 2008 in which Marsico is entitled from the Fund which is described under the Sub-Advisory Fee note below. The annualized fee rate of 0.45% represents the sub-advisory fee rate which Marsico was entitled to receive prior to January 1, 2008.

In the absence of a separate contractual expense limitation arrangement, the advisory fee waiver for the Fund would be calculated as follows:

Fund Average Daily Net Assets*	Advisory Fee Waiver
Assets up to $18 billion	0.00%
Assets in excess of $18 billion and up to $21 billion	0.05%
Assets in excess of $21 billion	0.10%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund; (ii) Columbia Marsico Focused Equities Fund; (iii) Columbia Marsico 21st Century Fund; (iv) Columbia Marsico Growth Fund, Variable Series; (v) Columbia Marsico Focused Equities Fund, Variable Series; (vi) Columbia Marsico 21st Century Fund, Variable Series; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

For the six month period ended August 31, 2009, Columbia did not waive investment advisory fees for the Fund.

Sub-Advisory Fee

Marsico has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, and subject to the oversight of Columbia and the Fund's Board of Trustees, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee.

Marsico is entitled to receive a monthly sub-advisory fee for its services provided to the Fund at the following annual rates:

Fund Average Daily Net Assets*	Annual Fee Rate
Assets up to $18 billion	0.45%
Assets in excess of $18 billion and up to $21 billion	0.40%
Assets in excess of $21 billion	0.35%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund; (ii) Columbia Marsico Focused Equities Fund; (iii) Columbia Marsico 21st Century Fund; (iv) Columbia Marsico Growth Fund, Variable Series; (v) Columbia Marsico Focused Equities Fund, Variable Series; (vi) Columbia Marsico 21st Century Fund, Variable Series; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which the Advisor and Marsico mutually agree in writing.

20

Columbia Marsico 21st Century Fund, August 31, 2009 (Unaudited)

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.22% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to May 1, 2009, the Transfer Agent voluntarily waived a portion of its fees for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) did not exceed 0.02% annually of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended August 31, 2009, the Distributor has retained net underwriting discounts of $70,541 on sales of the Fund's Class A shares and received net CDSC fees of $1,818, $205,794 and $91,896 on Class A, Class B and Class C share redemptions, respectively.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Fund and a combined distribution and shareholder servicing plan for the Class A shares of the Fund. The Trust has also adopted a distribution plan for the Class R shares of the Fund.

21

Columbia Marsico 21st Century Fund, August 31, 2009 (Unaudited)

The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Expense Limits and Fee Waivers

Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.20% of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Other Related Party Transactions

In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended August 31, 2009 was $259,026.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended August 31, 2009, these custody credits reduced total expenses by $3 for the Fund.

Note 6. Portfolio Information

For the six month period ended August 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $2,780,289,324 and $3,462,596,494, respectively.

22

Columbia Marsico 21st Century Fund, August 31, 2009 (Unaudited)

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2009, the Fund did not borrow under these arrangements.

Note 8. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

For the six month period ended August 31, 2009, the Fund did not participate in the securities lending program.

Note 9. Shares of Beneficial Interest

As of August 31, 2009, 8.1% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2009, the Fund had one shareholder that held 18.8% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's

23

Columbia Marsico 21st Century Fund, August 31, 2009 (Unaudited)

applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 11. Subsequent Events

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

On October 15, 2009, the committed line of credit discussed in Note 7 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

24

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Marsico 21st Century Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

25

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Marsico 21st Century Fund

Semiannual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/23440-0809 (10/09) 09/91002

Columbia Management®

Semiannual Report

August 31, 2009

Columbia Small Cap Growth Fund II

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Investment Portfolio	5

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	18

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 12 of the Notes to Financial Statements for additional information.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Past performance is no guarantee of future results.

Fund Profile – Columbia Small Cap Growth Fund II

Summary

■  For the six-month period that ended August 31, 2009, the fund's Class A shares returned 39.23% without sales charge. The fund's benchmark, the Russell 2000 Growth Index,1 returned 46.29%. The average return of the fund's peer group, the Lipper Small-Cap Growth Funds Classification,2 was 42.92%. While rekindled investor interest in risk-taking drove double-digit returns for the fund, the index and the average fund in its peer group, an emphasis on higher quality names restrained comparative performance as did stock selection in health care and consumer areas.

■  Stock selection in technology and materials contributed to the fund's overall strong showing. Call center provider TeleTech Holdings and conference telephone maker Polycom (1.3% and 1.7% of net assets, respectively) benefited from cutbacks in corporate travel and increased use of conference call and videoconference technology in light of the weak economic environment. Smart phone popularity helped cell phone manufacturing logistics provider Brightpoint (2.5% of net assets). Specialty chemical maker Solutia (0.7% of net assets) pleased investors when it paid down debt. Koppers Holdings (0.7% of net assets), which makes chemicals for processing steel and aluminum, was an early beneficiary of economic improvement. Positive stock selection in financials and a run-up in energy names also aided absolute performance.

  Health care and consumer holdings detracted from relative returns. Sales at mobile MRI provider Alliance Healthcare Services (0.5% of net assets) fell along with consumer confidence. Blood reagent maker Immucor declined on anti-trust concerns, and we exited the stock. We also sold clinical trial firm Icon due to cutbacks in outsourced research. Consumer names that detracted included tax preparer Jackson Hewitt, which we subsequently sold, and Chattem (0.6% of net assets), owner of several well-known consumer brands that suffered as consumers turned to lower-cost store brands.

■  In light of our expectation that the economy will continue to improve, we have positioned the portfolio to benefit from stronger business prospects going forward. As we increase holdings in companies that we believe can benefit from an economic recovery, we remain mindful of both valuation and quality, continuing to seek undervalued stocks with strong profitability profiles and proven management.

1The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+39.23%

Class A shares (without sales charge)

+46.29%

Russell 2000 Growth Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

1

Fund Profile (continued) – Columbia Small Cap Growth Fund II

Portfolio Management

Daniele M. Donahoe has co-managed the fund since December 2005 and has been associated with the advisor or its predecessors or affiliated organizations since 2002.

Jon Michael Morgan has co-managed the fund since December 2005 and has been associated with the advisor or its predecessors or affiliated organizations since 2000.

Christian F. Pineno has co-managed the fund since October 2006 and previously from January 1997 to December 2005 and has been associated with the advisor or its predecessors or affiliated organizations since 1995.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

2

Performance Information – Columbia Small Cap Growth Fund II

Performance of a $10,000 investment 09/01/99 – 08/31/09 ($)

Sales charge	without	with
Class A	12,703	11,973
Class B	11,798	11,798
Class C	11,790	11,790
Class Z	13,038	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Growth Fund II during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		Z
Inception	12/12/95		12/12/95		09/22/97		12/12/95
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	39.23	31.13	38.79	33.79	38.79	37.79	39.68
1-year	–27.42	–31.58	–27.89	–31.49	–27.96	–28.68	–27.19
5-year	1.59	0.40	0.85	0.62	0.83	0.83	1.87
10-year	2.42	1.82	1.67	1.67	1.66	1.66	2.69

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	37.38	29.52	36.73	31.73	36.88	35.88	37.56
1-year	–12.93	–17.95	–13.65	–17.97	–13.54	–14.41	–12.68
5-year	1.73	0.53	0.95	0.72	0.97	0.97	2.00
10-year	2.61	2.01	1.83	1.83	1.84	1.84	2.87

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.32
Class B	2.07
Class C	2.07
Class Z	1.07

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	8.34
Class B	7.37
Class C	7.55
Class Z	8.73

3

Understanding Your Expenses – Columbia Small Cap Growth Fund II

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,392.30	1,018.35	8.20	6.92	1.36
Class B	1,000.00	1,000.00	1,387.91	1,014.57	12.70	10.71	2.11
Class C	1,000.00	1,000.00	1,387.91	1,014.57	12.70	10.71	2.11
Class Z	1,000.00	1,000.00	1,396.78	1,019.61	6.71	5.65	1.11

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia Small Cap Growth Fund II

August 31, 2009 (Unaudited)

Common Stocks – 99.0%
	Shares	Value ($)
Consumer Discretionary – 15.7%
Diversified Consumer Services – 2.7%
Brink's Home Security Holdings, Inc. (a)	66,390	2,076,016
Capella Education Co. (a)	57,517	3,643,702
Corinthian Colleges, Inc. (a)	191,460	3,670,288
Diversified Consumer Services Total		9,390,006
Hotels, Restaurants & Leisure – 3.2%
Ameristar Casinos, Inc.	95,270	1,582,435
Bally Technologies, Inc. (a)	88,740	3,587,758
DineEquity, Inc.	96,050	2,024,734
Red Robin Gourmet Burgers, Inc. (a)	109,330	2,107,882
Scientific Games Corp., Class A (a)	120,790	1,862,582
Hotels, Restaurants & Leisure Total		11,165,391
Household Durables – 0.6%
Tempur-Pedic International, Inc. (a)	145,640	2,155,472
Household Durables Total		2,155,472
Internet & Catalog Retail – 0.5%
NutriSystem, Inc.	115,720	1,646,696
Internet & Catalog Retail Total		1,646,696
Media – 1.4%
Arbitron, Inc.	119,190	2,183,561
Knology, Inc. (a)	286,650	2,075,346
LodgeNet Interactive Corp. (a)	97,520	680,689
Media Total		4,939,596
Specialty Retail – 2.4%
hhgregg, Inc. (a)	115,250	1,991,520
J Crew Group, Inc. (a)	61,510	2,096,876
Pier 1 Imports, Inc. (a)	657,710	1,664,006
Wet Seal, Inc., Class A (a)	665,690	2,336,572
Specialty Retail Total		8,088,974
Textiles, Apparel & Luxury Goods – 4.9%
Fossil, Inc. (a)	102,660	2,605,511
Iconix Brand Group, Inc. (a)	292,810	5,030,476
Phillips-Van Heusen Corp.	55,660	2,102,835
True Religion Apparel, Inc. (a)	111,890	2,532,070
Warnaco Group, Inc. (a)	118,000	4,489,900
Textiles, Apparel & Luxury Goods Total		16,760,792
Consumer Discretionary Total		54,146,927

	Shares	Value ($)
Consumer Staples – 3.8%
Food & Staples Retailing – 0.5%
Casey's General Stores, Inc.	65,280	1,811,520
Food & Staples Retailing Total		1,811,520
Food Products – 2.3%
American Italian Pasta Co., Class A (a)	76,503	2,314,981
Darling International, Inc. (a)	370,588	2,597,822
Flowers Foods, Inc.	40,710	967,677
Sanderson Farms, Inc.	44,367	1,845,667
Food Products Total		7,726,147
Household Products – 0.4%
Central Garden & Pet Co., Class A (a)	130,434	1,434,774
Household Products Total		1,434,774
Personal Products – 0.6%
Chattem, Inc. (a)	33,168	2,031,208
Personal Products Total		2,031,208
Consumer Staples Total		13,003,649
Energy – 3.9%
Energy Equipment & Services – 1.2%
Dril-Quip, Inc. (a)	72,070	3,074,506
Pioneer Drilling Co. (a)	210,503	1,199,867
Energy Equipment & Services Total		4,274,373
Oil, Gas & Consumable Fuels – 2.7%
Comstock Resources, Inc. (a)	56,130	1,983,073
Contango Oil & Gas Co. (a)	41,400	1,860,516
Encore Acquisition Co. (a)	70,190	2,645,461
Goodrich Petroleum Corp. (a)	67,950	1,626,723
Stone Energy Corp. (a)	96,390	1,229,937
Oil, Gas & Consumable Fuels Total		9,345,710
Energy Total		13,620,083
Financials – 6.0%
Capital Markets – 2.7%
Evercore Partners, Inc., Class A	49,388	1,243,590
Greenhill & Co., Inc.	25,080	1,986,336
Stifel Financial Corp. (a)	65,634	3,695,194
Waddell & Reed Financial, Inc., Class A	86,290	2,289,274
Capital Markets Total		9,214,394

See Accompanying Notes to Financial Statements.

5

Columbia Small Cap Growth Fund II

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Commercial Banks – 0.8%
Pinnacle Financial Partners, Inc. (a)	171,709	2,587,655
Commercial Banks Total		2,587,655
Diversified Financial Services – 0.8%
Portfolio Recovery Associates, Inc. (a)	66,351	2,914,136
Diversified Financial Services Total		2,914,136
Insurance – 0.3%
Platinum Underwriters Holdings Ltd.	28,210	1,022,612
Insurance Total		1,022,612
Real Estate Investment Trusts (REITs) – 1.4%
Home Properties, Inc.	44,412	1,686,324
National Retail Properties, Inc.	80,710	1,656,169
Washington Real Estate Investment Trust	55,999	1,509,733
Real Estate Investment Trusts (REITs) Total		4,852,226
Financials Total		20,591,023
Health Care – 24.1%
Biotechnology – 9.9%
Alexion Pharmaceuticals, Inc. (a)	84,650	3,821,101
Alkermes, Inc. (a)	264,760	2,396,078
BioMarin Pharmaceuticals, Inc. (a)	150,291	2,475,293
Human Genome Sciences, Inc. (a)	163,387	3,231,795
Immunogen, Inc. (a)	213,757	1,558,289
Isis Pharmaceuticals, Inc. (a)	167,180	2,698,285
Martek Biosciences Corp.	87,710	2,153,280
Onyx Pharmaceuticals, Inc. (a)	112,393	3,604,443
Regeneron Pharmaceuticals, Inc. (a)	149,504	3,398,226
Rigel Pharmaceuticals, Inc. (a)	189,158	1,333,564
Seattle Genetics, Inc. (a)	249,803	3,060,087
Theravance, Inc. (a)	109,910	1,711,299
United Therapeutics Corp. (a)	30,292	2,772,021
Biotechnology Total		34,213,761
Health Care Equipment & Supplies – 4.9%
American Medical Systems Holdings, Inc. (a)	93,340	1,422,502
Masimo Corp. (a)	74,876	1,880,885
Meridian Bioscience, Inc.	128,200	3,089,620
NuVasive, Inc. (a)	60,520	2,425,036

	Shares	Value ($)
Palomar Medical Technologies, Inc. (a)	24,820	344,502
Quidel Corp. (a)	166,040	2,563,657
STERIS Corp.	116,210	3,372,414
Thoratec Corp. (a)	65,220	1,711,373
Health Care Equipment & Supplies Total		16,809,989
Health Care Providers & Services – 5.7%
Alliance Healthcare Services, Inc. (a)	322,052	1,780,947
AMERIGROUP Corp. (a)	74,300	1,757,195
Genoptix, Inc. (a)	44,810	1,285,599
inVentiv Health, Inc. (a)	118,320	1,881,288
MWI Veterinary Supply, Inc. (a)	60,941	2,267,615
Owens & Minor, Inc.	90,520	4,005,510
Psychiatric Solutions, Inc. (a)	249,973	6,696,777
Health Care Providers & Services Total		19,674,931
Health Care Technology – 0.8%
Allscripts-Misys Healthcare Solutions, Inc.	81,080	1,204,038
Quality Systems, Inc.	32,670	1,758,953
Health Care Technology Total		2,962,991
Life Sciences Tools & Services – 2.2%
Albany Molecular Research, Inc. (a)	138,270	1,114,456
AMAG Pharmaceuticals, Inc. (a)	14,630	600,415
Bio-Rad Laboratories, Inc., Class A (a)	31,593	2,725,212
Dionex Corp. (a)	53,000	3,187,420
Life Sciences Tools & Services Total		7,627,503
Pharmaceuticals – 0.6%
Eurand NV (a)	153,481	2,208,591
Pharmaceuticals Total		2,208,591
Health Care Total		83,497,766
Industrials – 14.6%
Aerospace & Defense – 2.3%
HEICO Corp.	53,734	1,991,382
Hexcel Corp. (a)	176,470	1,919,994
Stanley, Inc. (a)	53,033	1,360,296
Teledyne Technologies, Inc. (a)	82,413	2,782,263
Aerospace & Defense Total		8,053,935
Air Freight & Logistics – 0.8%
HUB Group, Inc., Class A (a)	133,681	2,931,624
Air Freight & Logistics Total		2,931,624

See Accompanying Notes to Financial Statements.

6

Columbia Small Cap Growth Fund II

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Commercial Services & Supplies – 1.4%
Brink's Co.	31,790	837,667
Geo Group, Inc. (a)	137,620	2,521,198
Waste Connections, Inc. (a)	53,980	1,476,353
Commercial Services & Supplies Total		4,835,218
Construction & Engineering – 1.2%
Granite Construction, Inc.	46,910	1,505,811
Great Lakes Dredge & Dock Corp.	403,451	2,638,570
Construction & Engineering Total		4,144,381
Electrical Equipment – 3.9%
A.O. Smith Corp.	38,880	1,479,384
American Superconductor Corp. (a)	77,930	2,517,918
AZZ, Inc. (a)	47,310	1,628,410
II-VI, Inc. (a)	124,319	3,326,777
Regal-Beloit Corp.	46,550	2,116,163
Thomas & Betts Corp. (a)	86,900	2,406,261
Electrical Equipment Total		13,474,913
Machinery – 1.9%
Dynamic Materials Corp.	83,580	1,353,160
Nordson Corp.	38,356	2,055,115
Wabtec Corp.	82,138	3,076,068
Machinery Total		6,484,343
Marine – 1.1%
Genco Shipping & Trading Ltd.	77,727	1,505,572
Kirby Corp. (a)	59,130	2,190,766
Marine Total		3,696,338
Road & Rail – 0.6%
Old Dominion Freight Line, Inc. (a)	58,040	2,076,671
Road & Rail Total		2,076,671
Trading Companies & Distributors – 1.4%
Beacon Roofing Supply, Inc. (a)	216,810	3,646,744
Watsco, Inc.	19,950	1,053,959
Trading Companies & Distributors Total		4,700,703
Industrials Total		50,398,126
Information Technology – 26.9%
Communications Equipment – 5.1%
3Com Corp. (a)	581,830	2,530,961
Arris Group, Inc. (a)	207,773	2,755,070
Brocade Communications Systems, Inc. (a)	231,340	1,672,588

	Shares	Value ($)
Comtech Telecommunications Corp. (a)	69,500	2,364,390
Digi International, Inc. (a)	155,637	1,333,809
Polycom, Inc. (a)	245,250	5,785,447
Riverbed Technology, Inc. (a)	70,500	1,359,240
Communications Equipment Total		17,801,505
Computers & Peripherals – 0.4%
Synaptics, Inc. (a)	55,430	1,428,985
Computers & Peripherals Total		1,428,985
Electronic Equipment, Instruments & Components – 3.3%
Brightpoint, Inc. (a)	1,167,540	8,569,743
TTM Technologies, Inc. (a)	281,090	2,844,631
Electronic Equipment, Instruments & Components Total		11,414,374
Internet Software & Services – 3.3%
comScore, Inc. (a)	106,250	1,477,938
Equinix, Inc. (a)	51,562	4,344,614
Perficient, Inc. (a)	136,090	1,056,058
Switch & Data Facilities Co., Inc. (a)	182,950	2,486,291
ValueClick, Inc. (a)	209,640	2,148,810
Internet Software & Services Total		11,513,711
IT Services – 4.5%
CACI International, Inc., Class A (a)	66,360	3,049,906
Cybersource Corp. (a)	107,820	1,655,037
Syntel, Inc.	90,080	3,609,506
TeleTech Holdings, Inc. (a)	263,357	4,492,870
Wright Express Corp. (a)	86,860	2,737,827
IT Services Total		15,545,146
Semiconductors & Semiconductor Equipment – 4.9%
Atheros Communications, Inc. (a)	86,370	2,387,267
Cabot Microelectronics Corp. (a)	77,610	2,681,425
Cavium Networks, Inc. (a)	108,980	2,213,384
Hittite Microwave Corp. (a)	52,710	1,814,278
Monolithic Power Systems, Inc. (a)	64,500	1,453,185
Semtech Corp. (a)	167,210	3,054,927
Skyworks Solutions, Inc. (a)	271,760	3,166,004
Semiconductors & Semiconductor Equipment Total		16,770,470
Software – 5.4%
ANSYS, Inc. (a)	83,900	2,948,246
Cadence Design Systems, Inc. (a)	222,020	1,392,065

See Accompanying Notes to Financial Statements.

7

Columbia Small Cap Growth Fund II

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Concur Technologies, Inc. (a)	50,420	1,782,851
Informatica Corp. (a)	139,328	2,498,151
Net 1 UEPS Technologies, Inc. (a)	226,445	4,322,835
Solera Holdings, Inc. (a)	89,490	2,357,167
Websense, Inc. (a)	212,162	3,216,376
Software Total		18,517,691
Information Technology Total		92,991,882
Materials – 2.4%
Chemicals – 1.4%
Koppers Holdings, Inc.	81,946	2,237,126
Solutia, Inc. (a)	206,715	2,528,124
Chemicals Total		4,765,250
Containers & Packaging – 0.7%
Greif, Inc., Class A	50,010	2,477,496
Containers & Packaging Total		2,477,496
Metals & Mining – 0.3%
Compass Minerals International, Inc.	20,290	1,079,022
Metals & Mining Total		1,079,022
Materials Total		8,321,768
Telecommunication Services – 1.6%
Diversified Telecommunication Services – 0.4%
Neutral Tandem, Inc. (a)	54,430	1,361,294
Diversified Telecommunication Services Total		1,361,294
Wireless Telecommunication Services – 1.2%
Leap Wireless International, Inc. (a)	56,420	930,366
NTELOS Holdings Corp.	207,070	3,356,605
Wireless Telecommunication Services Total		4,286,971
Telecommunication Services Total		5,648,265
Total Common Stocks (cost of $320,628,608)		342,219,489

Short-Term Obligation – 0.7%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.130%, collateralized by a U.S. Treasury obligation maturing 08/15/22, market value $2,343,567 (repurchase proceeds $2,294,008)	2,294,000	2,294,000
Total Short-Term Obligation (cost of $2,294,000)		2,294,000
Total Investments – 99.7% (cost of $322,922,608) (b)		344,513,489
Other Assets & Liabilities, Net – 0.3%		1,168,530
Net Assets – 100.0%		345,682,019

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $322,922,608.

The following table summarizes the inputs used, as of August 31, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$54,146,927	$—	$—	$54,146,927
Consumer Staples	13,003,649	—	—	13,003,649
Energy	13,620,083	—	—	13,620,083
Financials	20,591,023	—	—	20,591,023
Health Care	83,497,766	—	—	83,497,766
Industrials	50,398,126	—	—	50,398,126
Information Technology	92,991,882	—	—	92,991,882
Materials	8,321,768	—	—	8,321,768
Telecommunication Services	5,648,265	—	—	5,648,265
Total Common Stocks	342,219,489	—	—	342,219,489
Total Short-Term Obligation	—	2,294,000	—	2,294,000
Total Investments	$342,219,489	$2,294,000	$—	$344,513,489

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

8

Columbia Small Cap Growth Fund II

August 31, 2009 (Unaudited)

At August 31, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	26.9
Health Care	24.1
Consumer Discretionary	15.7
Industrials	14.6
Financials	6.0
Energy	3.9
Consumer Staples	3.8
Materials	2.4
Telecommunication Services	1.6
99.0
Short-Term Obligation	0.7
Other Assets & Liabilities, Net	0.3
100.0

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – Columbia Small Cap Growth Fund II

August 31, 2009 (Unaudited)

Assets	Investments, at identified cost	$322,922,608
	Investments, at value	344,513,489
	Cash	426
	Receivable for:
	Investments sold	5,265,972
	Fund shares sold	268,522
	Dividends	78,469
	Interest	8
	Trustees' deferred compensation plan	18,530
	Other assets	116,816
	Total Assets	350,262,232
Liabilities	Payable for:
	Investments purchased	3,816,064
	Fund shares repurchased	306,302
	Investment advisory fee	205,904
	Administration fee	26,834
	Pricing and bookkeeping fees	8,047
	Transfer agent fee	70,131
	Trustees' fees	46,186
	Custody fee	3,750
	Distribution and service fees	31,795
	Chief compliance officer expenses	124
	Trustees' deferred compensation plan	18,530
	Other liabilities	46,546
	Total Liabilities	4,580,213
	Net Assets	345,682,019
Net Assets Consist of	Paid-in capital	475,605,733
	Accumulated net investment loss	(1,219,316)
	Accumulated net realized loss	(150,295,279)
	Net unrealized appreciation on investments	21,590,881
	Net Assets	345,682,019
Class A	Net assets	$123,828,173
	Shares outstanding	14,845,313
	Net asset value per share	$8.34	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share	$8.85	(b)
Class B	Net assets	$3,870,631
	Shares outstanding	525,370
	Net asset value and offering price per share	$7.37	(a)
Class C	Net assets	$2,662,301
	Shares outstanding	352,639
	Net asset value and offering price per share	$7.55	(a)
Class Z	Net assets	$215,320,914
	Shares outstanding	24,674,813
	Net asset value, offering and redemption price per share	$8.73

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Columbia Small Cap Growth Fund II

For the Six Months Ended August 31, 2009 (Unaudited)

		($)
Investment Income	Dividends	646,417
	Interest	3,156
	Total Investment Income	649,573
Expenses	Investment advisory fee	1,061,921
	Administration fee	135,643
	Distribution fee:
	Class B	14,096
	Class C	9,342
	Service fee:
	Class B	4,693
	Class C	3,108
	Distribution and service fees:
	Class A	137,692
	Pricing and bookkeeping fees	42,829
	Transfer agent fee	301,922
	Trustees' fees	19,421
	Custody fee	9,463
	Chief compliance officer expenses	344
	Other expenses	151,063
	Total Expenses	1,891,537
	Fees waived by transfer agent	(43,672)
	Expense reductions	(1)
	Net Expenses	1,847,864
	Net Investment Loss	(1,198,291)
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized gain (loss) on investments	(29,178,990)
	Net change in unrealized appreciation (depreciation) on investments	125,493,837
	Net Gain	96,314,847
	Net Increase Resulting from Operations	95,116,556

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Columbia Small Cap Growth Fund II

		(Unaudited) Six Months Ended August 31,	Year Ended February 28,
Increase (Decrease) in Net Assets		2009 ($)	2009 ($)
Operations	Net investment loss	(1,198,291)	(2,675,422)
	Net realized loss on investments and written options	(29,178,990)	(96,422,480)
	Net change in unrealized appreciation (depreciation) on investments	125,493,837	(92,844,643)
	Net increase (decrease) resulting from operations	95,116,556	(191,942,545)
	Net Capital Stock Transactions	10,420,090	(34,904,286)
	Increase from regulatory settlements	543,481	—
	Total increase (decrease) in net assets	106,080,127	(226,846,831)
Net Assets	Beginning of period	239,601,892	466,448,723
	End of period	345,682,019	239,601,892
	Accumulated net investment loss at end of period	(1,219,316)	(21,025)

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Small Cap Growth Fund II
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	761,296	5,654,452	1,585,697	16,089,431
Redemptions	(1,059,406)	(7,491,338)	(2,875,860)	(25,149,538)
Net decrease	(298,110)	(1,836,886)	(1,290,163)	(9,060,107)
Class B
Subscriptions	5,324	32,747	38,276	341,230
Redemptions	(113,461)	(716,188)	(377,670)	(3,162,007)
Net decrease	(108,137)	(683,441)	(339,394)	(2,820,777)
Class C
Subscriptions	34,887	230,991	165,308	1,457,640
Redemptions	(64,993)	(427,426)	(163,956)	(1,411,760)
Net increase (decrease)	(30,106)	(196,435)	1,352	45,880
Class Z
Subscriptions	4,628,494	35,707,693	5,454,785	48,504,604
Redemptions	(2,898,264)	(22,570,841)	(7,927,067)	(71,573,886)
Net increase (decrease)	1,730,230	13,136,852	(2,472,282)	(23,069,282)

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Small Cap Growth Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class A Shares	2009		2009		2008 (a)(b)(c)		2007 (a)		2006 (a)(d)		2005 (a)		2004 (a)
Net Asset Value, Beginning of Period	$5.99		$10.57		$13.79		$17.56		$15.06		$15.04		$9.96
Income from Investment Operations:
Net investment loss (e)	(0.03)		(0.07)		(0.10)		(0.12)		(0.13)		(0.14)		(0.13)
Net realized and unrealized gain (loss) on investments and written options	2.37		(4.51)		(0.41)		(0.24	)(f)	4.51		0.16		5.21
Total from investment operations	2.34		(4.58)		(0.51)		(0.36)		4.38		0.02		5.08
Less Distributions to Shareholders:
From net realized gains	—		—		(2.69)		(3.41)		(1.88)		—		—
From return of capital	—		—		(0.02)		—		—		—		—
Total distributions to shareholders	—		—		(2.71)		(3.41)		(1.88)		—		—
Increase from regulatory settlements	0.01		—		—		—		—		—		—
Net Asset Value, End of Period	$8.34		$5.99		$10.57		$13.79		$17.56		$15.06		$15.04
Total return (g)(h)	39.23	%(i)	(43.33)%		(6.45	)%(i)	(0.03)%		30.90%		0.13%		51.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.36	%(j)(k)	1.27	%(j)	1.20	%(j)(k)	1.23	%(j)	1.24%		1.32%		1.38	%(l)
Interest expense	—		—	%(m)	—	%(k)(m)	—		—		—		—	%(m)
Net expenses	1.36	%(j)(k)	1.27	%(j)	1.20	%(j)(k)	1.23	%(j)	1.24%		1.32%		1.38	%(l)
Waiver/Reimbursement	0.03	%(k)	0.05%		0.04	%(k)	0.03%		0.07	%(n)	0.08	%(n)	0.12	%(n)
Net investment loss	(0.93	)%(j)(k)	(0.80	)%(j)	(0.85	)%(j)(k)	(0.81	)%(j)	(0.84)%		(0.96)%		(1.00)%
Portfolio turnover rate	60	%(i)	130%		3	%(i)(o)	—		—		—		40	%(p)
Turnover of Columbia Small Cap Growth Master Portfolio	—		—		199	%(i)	188%		117%		59%		26	%(i)
Net assets, end of period (000s)	$123,828		$90,647		$173,675		$207,258		$150,761		$132,400		$212,854

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Columbia Small Cap Growth Master Portfolio.

(g)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  The reimbursement from the investment advisor had an impact of 0.02%.

(m)  Rounds to less than 0.01%.

(n)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.05% and 0.09% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(o)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

(p)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Small Cap Growth Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class B Shares	2009		2009		2008 (a)(b)(c)		2007 (a)		2006 (a)(d)		2005 (a)		2004 (a)
Net Asset Value, Beginning of Period	$5.31		$9.44		$12.49		$16.21		$14.13		$14.22		$9.49
Income from Investment Operations:
Net investment loss (e)	(0.05)		(0.13)		(0.13)		(0.21)		(0.24)		(0.24)		(0.22)
Net realized and unrealized gain (loss) on investments and written options	2.10		(4.00)		(0.40)		(0.22	)(f)	4.20		0.15		4.95
Total from investment operations	2.05		(4.13)		(0.53)		(0.43)		3.96		(0.09)		4.73
Less Distributions to Shareholders:
From net realized gains	—		—		(2.50)		(3.29)		(1.88)		—		—
From return of capital	—		—		(0.02)		—		—		—		—
Total distributions to shareholders	—		—		(2.52)		(3.29)		(1.88)		—		—
Increase from regulatory settlements	0.01		—		—		—		—		—		—
Net Asset Value, End of Period	$7.37		$5.31		$9.44		$12.49		$16.21		$14.13		$14.22
Total return (g)(h)	38.79	%(i)	(43.75)%		(7.15	)%(i)	(0.69)%		29.92%		(0.63)%		49.84%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.11	%(j)(k)	2.02	%(j)	1.95	%(j)(k)	1.98	%(j)	1.99%		2.07%		2.13	%(l)
Interest expense	—		—	%(m)	—	%(k)(m)	—		—		—		—	%(m)
Net expenses	2.11	%(j)(k)	2.02	%(j)	1.95	%(j)(k)	1.98	%(j)	1.99%		2.07%		2.13	%(l)
Waiver/Reimbursement	0.03	%(k)	0.05%		0.04	%(k)	0.03%		0.07	%(n)	0.08	%(n)	0.12	%(n)
Net investment loss	(1.68	)%(j)(k)	(1.54	)%(j)	(1.60	)%(j)(k)	(1.58	)%(j)	(1.59)%		(1.73)%		(1.75)%
Portfolio turnover rate	60	%(i)	130%		3	%(i)(o)	—		—		—		40	%(p)
Turnover of Columbia Small Cap Growth Master Portfolio	—		—		199	%(i)	188%		117%		59%		26	%(i)
Net assets, end of period (000s)	$3,871		$3,362		$9,184		$13,018		$16,229		$16,131		$19,367

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Columbia Small Cap Growth Master Portfolio.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  The reimbursement from the investment advisor had an impact of 0.02%.

(m)  Rounds to less than 0.01%.

(n)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.05% and 0.09% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(o)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

(p)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Small Cap Growth Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class C Shares	2009		2009		2008 (a)(b)(c)		2007 (a)		2006 (a)(d)		2005 (a)		2004 (a)
Net Asset Value, Beginning of Period	$5.44		$9.67		$12.74		$16.47		$14.33		$14.42		$9.62
Income from Investment Operations:
Net investment loss (e)	(0.06)		(0.13)		(0.17)		(0.21)		(0.24)		(0.24)		(0.22)
Net realized and unrealized gain (loss) on investments and written options	2.16		(4.10)		(0.38)		(0.23	)(f)	4.26		0.15		5.02
Total from investment operations	2.10		(4.23)		(0.55)		(0.44)		4.02		(0.09)		4.80
Less Distributions to Shareholders:
From net realized gains	—		—		(2.50)		(3.29)		(1.88)		—		—
From return of capital	—		—		(0.02)		—		—		—		—
Total distributions to shareholders	—		—		(2.52)		(3.29)		(1.88)		—		—
Increase from regulatory settlements	0.01		—		—		—		—		—		—
Net Asset Value, End of Period	$7.55		$5.44		$9.67		$12.74		$16.47		$14.33		$14.42
Total return (g)(h)	38.79	%(i)	(43.74)%		(7.17	)%(i)	(0.74)%		29.93%		(0.62)%		49.90%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.11	%(j)(k)	2.02	%(j)	1.95	%(j)(k)	1.98	%(j)	1.99%		2.07%		2.13	%(l)
Interest expense	—		—	%(m)	—	%(k)(m)	—		—		—		—	%(m)
Net expenses	2.11	%(j)(k)	2.02	%(j)	1.95	%(j)(k)	1.98	%(j)	1.99%		2.07%		2.13	%(l)
Waiver/Reimbursement	0.03	%(k)	0.05%		0.04	%(k)	0.03%		0.07	%(n)	0.08	%(n)	0.12	%(n)
Net investment loss	(1.68	)%(j)(k)	(1.55	)%(j)	(1.60	)%(j)(k)	(1.57	)%(j)	(1.59)%		(1.73)%		(1.75)%
Portfolio turnover rate	60	%(i)	130%		3	%(i)(o)	—		—		—		40	%(p)
Turnover of Columbia Small Cap Growth Master Portfolio	—		—		199	%(i)	188%		117%		59%		26	%(i)
Net assets, end of period (000s)	$2,662		$2,081		$3,689		$4,998		$4,452		$3,651		$5,454

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Columbia Small Cap Growth Master Portfolio.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  The reimbursement from the investment advisor had an impact of 0.02%.

(m)  Rounds to less than 0.01%.

(n)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.05% and 0.09% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(o)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

(p)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Small Cap Growth Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class Z Shares	2009		2009		2008 (a)(b)(c)		2007 (a)		2006 (a)(d)		2005 (a)		2004 (a)
Net Asset Value, Beginning of Period	$6.25		$11.01		$14.30		$18.06		$15.40		$15.35		$10.14
Income from Investment Operations:
Net investment loss (e)	(0.03)		(0.05)		(0.07)		(0.08)		(0.10)		(0.11)		(0.10)
Net realized and unrealized gain (loss) on investments and written options	2.50		(4.71)		(0.44)		(0.23	)(f)	4.64		0.16		5.31
Total from investment operations	2.47		(4.76)		(0.51)		(0.31)		4.54		0.05		5.21
Less Distributions to Shareholders:
From net realized gains	—		—		(2.76)		(3.45)		(1.88)		—		—
From return of capital	—		—		(0.02)		—		—		—		—
Total distributions to shareholders	—		—		(2.78)		(3.45)		(1.88)		—		—
Increase from regulatory settlements	0.01		—		—		—		—		—		—
Net Asset Value, End of Period	$8.73		$6.25		$11.01		$14.30		$18.06		$15.40		$15.35
Total return (g)(h)	39.68	%(i)	(43.23)%		(6.31	)%(i)	0.33%		31.26%		0.33%		51.38%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.11	%(j)(k)	1.02	%(j)	0.95	%(j)(k)	0.98	%(j)	0.99%		1.07%		1.13	%(l)
Interest expense	—		—	%(m)	—	%(k)(m)	—		—		—		—	%(m)
Net expenses	1.11	%(j)(k)	1.02	%(j)	0.95	%(j)(k)	0.98	%(j)	0.99%		1.07%		1.13	%(l)
Waiver/Reimbursement	0.03	%(k)	0.05%		0.04	%(k)	0.03%		0.07	%(n)	0.08	%(n)	0.12	%(n)
Net investment loss	(0.68	)%(j)(k)	(0.54	)%(j)	(0.59	)%(j)(k)	(0.56	)%(j)	(0.59)%		(0.73)%		(0.75)%
Portfolio turnover rate	60	%(i)	130%		3	%(i)(o)	—		—		—		40	%(p)
Turnover of Columbia Small Cap Growth Master Portfolio	—		—		199	%(i)	188%		117%		59%		26	%(i)
Net assets, end of period (000s)	$215,321		$143,511		$279,900		$378,164		$308,930		$360,975		$509,419

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Investor Z shares were renamed Class Z shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Columbia Small Cap Growth Master Portfolio.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  The reimbursement from the investment advisor had an impact of 0.02%.

(m)  Rounds to less than 0.01%.

(n)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.05% and 0.09% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(o)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

(p)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – Columbia Small Cap Growth Fund II

August 31, 2009 (Unaudited)

Note 1. Organization

Columbia Small Cap Growth Fund II (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks long-term growth of capital.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable. Effective June 22, 2009, the Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 12, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

18

Columbia Small Cap Growth Fund II, August 31, 2009 (Unaudited)

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded on the ex-date.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. The Fund may, however, declare and pay distributions from net investment income more frequently. The Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

19

Columbia Small Cap Growth Fund II, August 31, 2009 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at August 31, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$48,660,387
Unrealized depreciation	(27,069,506)
Net unrealized appreciation	$21,590,881

The following capital loss carryforwards, determined as of February 28, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2017	$60,327,000

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd, an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.70%
$500 million to $1 billion	0.65%
Over $1 billion	0.60%

For the six month period ended August 31, 2009, the Fund's annualized effective investment advisory fee rate was 0.70% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.117% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into

20

Columbia Small Cap Growth Fund II, August 31, 2009 (Unaudited)

an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to May 1, 2009, the Transfer Agent voluntarily waived a portion of its fees for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) did not exceed 0.02% annually of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended August 31, 2009, the Distributor has retained net underwriting discounts of $1,327 on sales of the Fund's Class A shares and received net CDSC fees of $1,440 and $295 on Class B and Class C share redemptions, respectively.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Fund and a combined distribution and shareholder servicing plan for the Class A shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

21

Columbia Small Cap Growth Fund II, August 31, 2009 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

Expense Limits and Fee Waivers

Effective July 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.10% of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Prior to July 1, 2009, Columbia contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, did not exceed the annual rate of 1.15% of the Fund's average daily net assets.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery. At August 31, 2009, no amounts were potentially recoverable from the Fund pursuant to this arrangement.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Other Related Party Transactions

In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended August 31, 2009 was $3,062.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended August 31, 2009, these custody credits reduced total expenses by $1 for the Fund.

22

Columbia Small Cap Growth Fund II, August 31, 2009 (Unaudited)

Note 6. Portfolio Information

For the six month period ended August 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $190,884,649 and $179,234,016, respectively.

Note 7. Regulatory Settlements

As of August 31, 2009, the Fund had received payments of $543,481 relating to certain regulatory settlements with third parties that the Fund had participated in during the six month period. The payments have been included in "Increase from regulatory settlements" on the Statement of Changes in Net Assets.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2009, the Fund did not borrow under these arrangements.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

For the six month period ended August 31, 2009, the Fund did not participate in the securities lending program.

Note 10. Shares of Beneficial Interest

As of August 31, 2009, 36.4% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 11. Significant Risks and Contingencies

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

23

Columbia Small Cap Growth Fund II, August 31, 2009 (Unaudited)

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 12. Subsequent Events

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

On October 15, 2009, the committed line of credit discussed in Note 8 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived

24

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Small Cap Growth Fund II.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

25

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Small Cap Growth Fund II

Semiannual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/23540-0809 (10/09) 09/91009

Columbia Management®

Semiannual Report

August 31, 2009

Columbia Large Cap Core Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Investment Portfolio	5

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	17

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 13 of the Notes to Financial Statements for additional information.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Past performance is no guarantee of future results.

Fund Profile – Columbia Large Cap Core Fund

Summary

■  For the six-month period that ended August 31, 2009, the fund's Class A shares returned 36.51% without sales charge. The fund participated in a market rally that drove stock prices up sharply during the period, but its return was somewhat lower than the 40.52% return of its benchmark, the S&P 500 Index,1 which includes speculative names that do not meet the fund's criteria. The average return of the fund's peer group, the Lipper Large-Cap Core Funds Classification,2 was 40.23%. While the fund's emphasis on higher quality companies detracted from relative returns during this period, we expect it to help once the market normalizes.

■  The fund benefited most from holdings in the technology, financials, consumer discretionary and industrials sectors. Technology stocks were early beneficiaries of positive economic news. Hardware providers, including EMC, Hewlett-Packard and International Business Machines, were among key contributors, along with software maker Microsoft (1.1%, 2.1%, 1.5% and 2.6% of net assets, respectively). A recovery in the financial markets buoyed other financial names, including JPMorgan Chase, Goldman Sachs Group, Fifth Third Bancorp and U.S. Bancorp (3.2%, 1.8%, 0.4% and 0.9% of net assets, respectively). Early signs of economic recovery also helped Starwood Hotels & Resorts, and retailers Polo Ralph Lauren and TJX Companies (0.5%, 0.5% and 0.6% of net assets, respectively). Anticipation of increased corporate spending boosted several industrial names, including Parker Hannifin (0.4% of net assets).

■  The fund's disappointments for the period included Sprint Nextel (0.4% of net assets), which continued to lose subscribers to other providers; website server host Akamai Technology, which experienced price deterioration as competition heated up; and Burger King, which lost ground when a forecasted turnaround failed to materialize. We sold Akamai and Burger King.

■  A positive shift in market sentiment was understandable in view of expectations for an economic recovery, but its magnitude was surprising and we expect market volatility will linger. We continue to draw on three independent and uncorrelated research sources—fundamental research, proprietary models and input from the portfolio management team—to take advantage of opportunities arising from market disruptions that often accompany market volatility.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+36.51%

Class A shares (without sales charge)

+40.52%

S&P 500 Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth.) Information shown is based on the most recent data provided by Morningstar.

1

Fund Profile (continued) – Columbia Large Cap Core Fund

Portfolio Management

Peter Santoro has been the lead manager since March 2008 and has co-managed the fund since July 2004, and has been associated with the advisor or its predecessors or affiliate organizations since 2003.

Craig Leopold has co-managed the fund since July 2004 and has been associated with the advisor or its predecessors or affiliate organizations since 2003.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

2

Performance Information – Columbia Large Cap Core Fund

Performance of a $10,000 investment 09/01/99 – 08/31/09 ($)

Sales charge	without	with
Class A	8,796	8,289
Class B	8,151	8,151
Class C	8,141	8,141
Class Z	8,977	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Large Cap Core Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		Z
Inception	08/02/99		08/02/99		08/02/99		10/02/98
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	36.51	28.58	35.93	30.93	35.97	34.97	36.52
1-year	–16.57	–21.36	–17.09	–21.21	–17.16	–17.99	–16.34
5-year	1.59	0.40	0.83	0.45	0.83	0.83	1.83
10-year	–1.28	–1.86	–2.02	–2.02	–2.04	–2.04	–1.07

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	31.09	23.59	30.66	25.66	30.66	29.66	31.24
1-year	–5.59	–11.00	–6.39	–11.05	–6.31	–7.25	–5.38
5-year	2.02	0.82	1.26	0.88	1.25	1.25	2.26
10-year	–0.65	–1.24	–1.42	–1.42	–1.42	–1.42	–0.45

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.15
Class B	1.90
Class C	1.90
Class Z	0.90

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	10.80
Class B	10.44
Class C	10.43
Class Z	10.77

Distributions declared per share

03/01/09 – 08/31/09 ($)
Class A	0.05
Class B	0.04
Class C	0.04
Class Z	0.05

3

Understanding Your Expenses – Columbia Large Cap Core Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,365.08	1,019.21	7.09	6.06	1.19
Class B	1,000.00	1,000.00	1,359.28	1,015.43	11.54	9.86	1.94
Class C	1,000.00	1,000.00	1,359.68	1,015.43	11.54	9.86	1.94
Class Z	1,000.00	1,000.00	1,365.18	1,020.47	5.60	4.79	0.94

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia Large Cap Core Fund

August 31, 2009 (Unaudited)

Common Stocks – 99.5%
	Shares	Value ($)
Consumer Discretionary – 11.1%
Auto Components – 0.3%
Autoliv, Inc.	99,680	3,196,738
Auto Components Total		3,196,738
Diversified Consumer Services – 0.5%
Apollo Group, Inc., Class A (a)	73,520	4,765,566
Diversified Consumer Services Total		4,765,566
Hotels, Restaurants & Leisure – 2.4%
Carnival Corp.	147,470	4,313,498
Darden Restaurants, Inc.	195,850	6,449,340
International Game Technology	246,800	5,163,056
Starwood Hotels & Resorts Worldwide, Inc.	172,955	5,150,600
Yum! Brands, Inc.	143,180	4,903,915
Hotels, Restaurants & Leisure Total		25,980,409
Media – 2.0%
Comcast Corp., Class A	694,050	10,632,846
Walt Disney Co.	417,140	10,862,326
Media Total		21,495,172
Multiline Retail – 1.8%
J.C. Penney Co., Inc.	254,160	7,634,966
Target Corp.	253,550	11,916,850
Multiline Retail Total		19,551,816
Specialty Retail – 3.6%
Advance Auto Parts, Inc.	94,840	4,011,732
American Eagle Outfitters, Inc.	295,590	3,990,465
Lowe's Companies, Inc.	621,166	13,355,069
Sherwin-Williams Co.	91,250	5,493,250
Staples, Inc.	244,016	5,273,186
TJX Companies, Inc.	190,610	6,852,429
Specialty Retail Total		38,976,131
Textiles, Apparel & Luxury Goods – 0.5%
Polo Ralph Lauren Corp.	75,388	5,004,255
Textiles, Apparel & Luxury Goods Total		5,004,255
Consumer Discretionary Total		118,970,087
Consumer Staples – 10.2%
Beverages – 1.5%
Molson Coors Brewing Co., Class B	114,890	5,443,488
PepsiCo, Inc.	190,830	10,814,336
Beverages Total		16,257,824
Food & Staples Retailing – 2.0%
BJ's Wholesale Club, Inc. (a)	155,150	5,057,890
CVS Caremark Corp.	264,950	9,940,924

	Shares	Value ($)
Kroger Co.	283,999	6,131,539
Food & Staples Retailing Total		21,130,353
Food Products – 0.6%
Dean Foods Co. (a)	338,360	6,137,850
Food Products Total		6,137,850
Household Products – 3.2%
Clorox Co.	154,720	9,142,405
Colgate-Palmolive Co.	118,820	8,638,214
Procter & Gamble Co.	298,991	16,178,403
Household Products Total		33,959,022
Personal Products – 0.6%
Avon Products, Inc.	213,008	6,788,565
Personal Products Total		6,788,565
Tobacco – 2.3%
Altria Group, Inc.	229,965	4,203,760
Philip Morris International, Inc.	456,752	20,878,134
Tobacco Total		25,081,894
Consumer Staples Total		109,355,508
Energy – 11.9%
Energy Equipment & Services – 1.8%
Cameron International Corp. (a)	224,070	8,001,540
Halliburton Co.	273,570	6,486,345
Nabors Industries Ltd. (a)	294,170	5,200,925
Energy Equipment & Services Total		19,688,810
Oil, Gas & Consumable Fuels – 10.1%
Apache Corp.	152,692	12,971,185
Cabot Oil & Gas Corp.	208,010	7,332,353
Chevron Corp.	456,327	31,915,510
Devon Energy Corp.	121,060	7,430,663
Exxon Mobil Corp.	304,687	21,069,106
Hess Corp.	192,420	9,734,528
Occidental Petroleum Corp.	243,730	17,816,663
Oil, Gas & Consumable Fuels Total		108,270,008
Energy Total		127,958,818
Financials – 15.5%
Capital Markets – 3.9%
Bank of New York Mellon Corp.	314,250	9,304,943
Goldman Sachs Group, Inc.	116,620	19,295,945
Morgan Stanley	471,810	13,663,618
Capital Markets Total		42,264,506
Commercial Banks – 3.9%
Fifth Third Bancorp.	345,080	3,775,175
PNC Financial Services Group, Inc.	176,619	7,522,203

See Accompanying Notes to Financial Statements.

5

Columbia Large Cap Core Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
U.S. Bancorp	418,710	9,471,220
Wells Fargo & Co.	754,120	20,753,383
Commercial Banks Total		41,521,981
Consumer Finance – 0.6%
Discover Financial Services	458,023	6,297,816
Consumer Finance Total		6,297,816
Diversified Financial Services – 3.5%
Citigroup, Inc.	687,050	3,435,250
JPMorgan Chase & Co.	783,010	34,029,615
Diversified Financial Services Total		37,464,865
Insurance – 3.3%
ACE Ltd.	108,271	5,649,581
Axis Capital Holdings Ltd.	102,246	3,116,458
Principal Financial Group, Inc.	278,640	7,913,376
Prudential Financial, Inc.	230,830	11,675,381
Reinsurance Group of America, Inc.	87,030	3,746,641
XL Capital Ltd., Class A	211,690	3,672,822
Insurance Total		35,774,259
Real Estate Investment Trusts (REITs) – 0.3%
Digital Realty Trust, Inc.	71,690	3,124,250
Real Estate Investment Trusts (REITs) Total		3,124,250
Financials Total		166,447,677
Health Care – 13.3%
Biotechnology – 1.7%
Biogen Idec, Inc. (a)	127,860	6,419,851
Gilead Sciences, Inc. (a)	220,114	9,918,337
Vertex Pharmaceuticals, Inc. (a)	69,220	2,589,520
Biotechnology Total		18,927,708
Health Care Equipment & Supplies – 2.5%
Baxter International, Inc.	214,853	12,229,433
Boston Scientific Corp. (a)	543,290	6,383,657
Medtronic, Inc.	207,800	7,958,740
Health Care Equipment & Supplies Total		26,571,830
Health Care Providers & Services – 3.4%
AmerisourceBergen Corp.	304,160	6,481,650
CIGNA Corp. (b)	243,910	7,178,271
Medco Health Solutions, Inc. (a)	240,910	13,303,050
UnitedHealth Group, Inc. (b)	347,650	9,734,200
Health Care Providers & Services Total		36,697,171
Life Sciences Tools & Services – 0.9%
Life Technologies Corp. (a)	208,070	9,265,357
Life Sciences Tools & Services Total		9,265,357

	Shares	Value ($)
Pharmaceuticals – 4.8%
Bristol-Myers Squibb Co.	624,261	13,814,896
Johnson & Johnson	154,754	9,353,332
Pfizer, Inc.	1,724,230	28,794,641
Pharmaceuticals Total		51,962,869
Health Care Total		143,424,935
Industrials – 9.8%
Aerospace & Defense – 4.3%
Honeywell International, Inc.	395,970	14,555,857
Lockheed Martin Corp.	126,113	9,455,953
Raytheon Co.	106,080	5,004,855
United Technologies Corp.	288,223	17,108,917
Aerospace & Defense Total		46,125,582
Commercial Services & Supplies – 0.5%
Republic Services, Inc.	191,830	4,912,766
Commercial Services & Supplies Total		4,912,766
Construction & Engineering – 0.6%
Jacobs Engineering Group, Inc. (a)	143,520	6,312,010
Construction & Engineering Total		6,312,010
Industrial Conglomerates – 1.8%
General Electric Co.	795,037	11,051,014
Tyco International Ltd.	264,910	8,394,998
Industrial Conglomerates Total		19,446,012
Machinery – 1.2%
Dover Corp.	171,270	5,924,229
Navistar International Corp. (a)	67,870	2,934,699
Parker Hannifin Corp.	91,268	4,441,101
Machinery Total		13,300,029
Professional Services – 0.4%
Dun & Bradstreet Corp.	63,780	4,658,491
Professional Services Total		4,658,491
Road & Rail – 0.5%
Norfolk Southern Corp.	121,250	5,561,737
Road & Rail Total		5,561,737
Trading Companies & Distributors – 0.5%
W.W. Grainger, Inc.	57,717	5,048,506
Trading Companies & Distributors Total		5,048,506
Industrials Total		105,365,133

See Accompanying Notes to Financial Statements.

6

Columbia Large Cap Core Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Information Technology – 18.1%
Communications Equipment – 1.8%
CommScope, Inc. (a)	157,990	4,259,411
QUALCOMM, Inc.	322,574	14,973,885
Communications Equipment Total		19,233,296
Computers & Peripherals – 6.3%
Apple, Inc. (a)	76,176	12,813,565
EMC Corp. (a)	750,671	11,935,669
Hewlett-Packard Co.	495,557	22,245,554
International Business Machines Corp.	138,492	16,348,980
NCR Corp. (a)	324,760	4,329,051
Computers & Peripherals Total		67,672,819
Electronic Equipment, Instruments & Components – 0.8%
Corning, Inc.	559,930	8,443,744
Electronic Equipment, Instruments & Components Total		8,443,744
Internet Software & Services – 2.4%
eBay, Inc. (a)	315,930	6,994,690
Google, Inc., Class A (a)	39,971	18,453,412
Internet Software & Services Total		25,448,102
IT Services – 1.2%
Accenture Ltd., Class A	192,430	6,350,190
MasterCard, Inc., Class A	34,770	7,045,445
IT Services Total		13,395,635
Semiconductors & Semiconductor Equipment – 3.0%
Altera Corp.	323,960	6,223,272
Amkor Technology, Inc. (a)	332,910	1,844,321
Analog Devices, Inc.	302,180	8,536,585
KLA-Tencor Corp.	195,200	6,090,240
Marvell Technology Group Ltd. (a)	276,140	4,211,135
Novellus Systems, Inc. (a)	279,150	5,348,514
Semiconductors & Semiconductor Equipment Total		32,254,067
Software – 2.6%
Microsoft Corp.	1,139,379	28,085,692
Software Total		28,085,692
Information Technology Total		194,533,355
Materials – 3.3%
Chemicals – 2.0%
Celanese Corp., Series A	210,660	5,365,510
Monsanto Co.	96,287	8,076,553
Praxair, Inc.	101,030	7,740,919
Chemicals Total		21,182,982

	Shares	Value ($)
Containers & Packaging – 0.2%
Packaging Corp. of America	116,580	2,373,569
Containers & Packaging Total		2,373,569
Metals & Mining – 1.1%
Cliffs Natural Resources, Inc.	117,030	2,962,029
Steel Dynamics, Inc.	251,390	4,160,505
United States Steel Corp.	118,630	5,193,621
Metals & Mining Total		12,316,155
Materials Total		35,872,706
Telecommunication Services – 3.0%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	709,942	18,493,989
Verizon Communications, Inc.	231,008	7,170,488
Diversified Telecommunication Services Total		25,664,477
Wireless Telecommunication Services – 0.6%
Millicom International Cellular SA (a)	43,350	3,058,776
Sprint Nextel Corp. (a)	1,042,510	3,815,587
Wireless Telecommunication Services Total		6,874,363
Telecommunication Services Total		32,538,840
Utilities – 3.3%
Electric Utilities – 1.0%
FPL Group, Inc.	182,636	10,260,490
Electric Utilities Total		10,260,490
Gas Utilities – 0.3%
Questar Corp.	88,300	2,981,008
Gas Utilities Total		2,981,008
Independent Power Producers & Energy Traders – 0.5%
AES Corp. (a)	420,610	5,749,739
Independent Power Producers & Energy Traders Total		5,749,739
Multi-Utilities – 1.5%
PG&E Corp.	227,530	9,235,443
Public Service Enterprise Group, Inc.	213,840	6,772,313
Multi-Utilities Total		16,007,756
Utilities Total		34,998,993
Total Common Stocks (cost of $936,436,055)		1,069,466,052

See Accompanying Notes to Financial Statements.

7

Columbia Large Cap Core Fund

August 31, 2009 (Unaudited)

Short-Term Obligation – 1.5%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 02/16/17, market value $16,037,911 (repurchase proceeds $15,720,061)	15,720,000	15,720,000
Total Short-Term Obligation (cost of $15,720,000)		15,720,000
Total Investments – 101.0% (cost of $952,156,055) (c)		1,085,186,052
Other Assets & Liabilities, Net – (1.0)%		(10,595,180)
Net Assets – 100.0%		1,074,590,872

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of these securities is pledged as collateral for open written options contracts.

(c)  Cost for federal income tax purposes is $952,156,055.

The following table summarizes the inputs used, as of August 31, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$118,970,087	$—	$—	$118,970,087
Consumer Staples	109,355,508	—	—	109,355,508
Energy	127,958,818	—	—	127,958,818
Financials	166,447,677	—	—	166,447,677
Health Care	143,424,935	—	—	143,424,935
Industrials	105,365,133	—	—	105,365,133
Information Technology	194,533,355	—	—	194,533,355
Materials	35,872,706	—	—	35,872,706
Telecommunication Services	32,538,840	—	—	32,538,840
Utilities	34,998,993	—	—	34,998,993
Total Common Stocks	1,069,466,052	—	—	1,069,466,052
Total Short-Term Obligation	—	15,720,000	—	15,720,000
Total Investments	1,069,466,052	15,720,000	—	1,085,186,052
Total Written Call Option Contracts	72,810	—	—	72,810
Total	$1,069,538,862	$15,720,000	$—	$1,085,258,862

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Risk Exposure/Type

At August 31, 2009, the Fund held the following written call option contracts:

Equity Risk

Written Call Options – Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
CIGNA Corp.	$30.0	550	09/19/09	$58,849	$51,150
UnitedHealth Group, Inc.	30.0	570	09/19/09	30,779	21,660
Total written call options: (proceeds $89,628)					$72,810

For the six months ended August 31, 2009, transactions in written call option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2009	1,620	$94,079
Options written	4,645	349,238
Options terminated in closing purchase transactions	—	—
Options exercised	(1,690)	(179,726)
Options expired	(3,455)	(173,963)
Options outstanding at August 31, 2009	1,120	$89,628

At August 31, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	18.1
Financials	15.5
Health Care	13.3
Energy	11.9
Consumer Discretionary	11.1
Consumer Staples	10.2
Industrials	9.8
Materials	3.3
Utilities	3.3
Telecommunication Services	3.0
99.5
Short-Term Obligation	1.5
Other Assets & Liabilities, Net	(1.0)
100.0

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Columbia Large Cap Core Fund
August 31, 2009 (Unaudited)

Assets	Investments, at identified cost	$952,156,055
	Investments, at value	1,085,186,052
	Cash	694
	Receivable for:
	Investments sold	5,660,224
	Fund shares sold	917,487
	Dividends	2,059,345
	Interest	61
	Foreign tax reclaims	8,943
	Prepaid expenses	5,000
	Total Assets	1,093,837,806
Liabilities	Written options, at value (premium of $89,628)	72,810
	Payable for:
	Investments purchased	5,438,934
	Fund shares repurchased	12,710,841
	Investment advisory fee	519,574
	Administration fee	143,555
	Pricing and bookkeeping fees	13,243
	Transfer agent fee	190,263
	Trustees' fees	64,398
	Custody fee	7,439
	Distribution and service fees	32,137
	Chief compliance officer expenses	235
	Other liabilities	53,505
	Total Liabilities	19,246,934
	Net Assets	1,074,590,872
Net Assets Consist of	Paid-in capital	1,259,585,019
	Undistributed net investment income	4,961,266
	Accumulated net realized loss	(323,001,871)
	Net unrealized appreciation (depreciation) on:
	Investments	133,029,997
	Foreign currency translations	(357)
	Written options	16,818
	Net Assets	1,074,590,872
Class A	Net assets	$128,614,929
	Shares outstanding	11,906,689
	Net asset value per share	$10.80	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share	$11.46	(b)
Class B	Net assets	$3,631,493
	Shares outstanding	347,962
	Net asset value and offering price per share	$10.44	(a)
Class C	Net assets	$2,357,784
	Shares outstanding	225,987
	Net asset value and offering price per share	$10.43	(a)
Class Z	Net assets	$939,986,666
	Shares outstanding	87,240,772
	Net asset value, offering and redemption price per share	$10.77

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Columbia Large Cap Core Fund
For the Six Months Ended August 31, 2009 (Unaudited)

		($)
Investment Income	Dividends	9,937,581
	Interest	3,886
	Foreign taxes withheld	(14,283)
	Total Investment Income	9,927,184
Expenses	Investment advisory fee	2,806,387
	Administration fee	759,675
	Distribution fee:
	Class B	13,773
	Class C	7,628
	Service fee:
	Class B	4,585
	Class C	2,539
	Distribution and service fees:
	Class A	143,555
	Pricing and bookkeeping fees	72,300
	Transfer agent fee	771,585
	Trustees' fees	18,744
	Custody fee	16,418
	Chief compliance officer expenses	469
	Other expenses	158,744
	Expenses before interest expense	4,776,402
	Interest expense	242
	Total Expenses	4,776,644
	Fees waived by transfer agent	(8,824)
	Expense reductions	(1)
	Net Expenses	4,767,819
	Net Investment Income	5,159,365
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Written Options	Net realized gain (loss) on:
	Investments	(4,720,396)
	Foreign currency transactions	19,828
	Written options	173,964
	Net realized loss	(4,526,604)
	Net change in unrealized appreciation (depreciation) on:
	Investments	295,699,721
	Foreign currency translations	481
	Written options	(20,061)
	Net change in unrealized appreciation (depreciation)	295,680,141
	Net Gain	291,153,537
	Net Increase Resulting from Operations	296,312,902

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Columbia Large Cap Core Fund

		(Unaudited) Six Months Ended August 31,	Year Ended February 28,
Increase (Decrease) in Net Assets		2009 ($)	2009 ($)
Operations	Net investment income	5,159,365	16,249,352
	Net realized loss on investments, foreign currency transactions and written options	(4,526,604)	(322,388,321)
	Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and written options	295,680,141	(264,474,588)
	Net increase (decrease) resulting from operations	296,312,902	(570,613,557)
Distributions to Shareholders	From net investment income:
	Class A	(557,174)	(1,116,833)
	Class B	(13,767)	(6,962)
	Class C	(7,824)	(2,486)
	Class Z	(4,417,085)	(13,375,007)
	From net realized gains:
	Class A	—	(3,135,999)
	Class B	—	(178,970)
	Class C	—	(38,993)
	Class Z	—	(23,631,658)
	Total Distributions to Shareholders	(4,995,850)	(41,486,908)
	Net Capital Stock Transactions	(29,723,828)	(48,603,594)
	Increase from regulatory settlements	120,276	—
	Total Increase (Decrease) in Net Assets	261,713,500	(660,704,059)
Net Assets	Beginning of period	812,877,372	1,473,581,431
	End of period	1,074,590,872	812,877,372
	Undistributed net investment income at end of period	4,961,266	4,797,751

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Large Cap Core Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	702,826	6,662,238	1,289,189	14,602,665
Distributions reinvested	55,074	531,470	336,825	4,066,822
Redemptions	(886,371)	(8,265,304)	(2,220,014)	(25,294,199)
Net decrease	(128,471)	(1,071,596)	(594,000)	(6,624,712)
Class B
Subscriptions	65,077	563,329	50,979	507,280
Distributions reinvested	1,379	12,877	13,297	171,564
Redemptions	(146,764)	(1,333,357)	(637,074)	(7,542,554)
Net decrease	(80,308)	(757,151)	(572,798)	(6,863,710)
Class C
Subscriptions	41,315	366,792	87,290	813,728
Distributions reinvested	772	7,201	2,756	35,150
Redemptions	(18,545)	(164,655)	(51,475)	(566,462)
Net increase	23,542	209,338	38,571	282,416
Class Z
Subscriptions	8,011,341	74,334,979	16,804,269	180,656,299
Distributions reinvested	143,797	1,383,326	1,345,926	16,804,649
Redemptions	(10,775,867)	(103,822,724)	(22,430,533)	(232,858,536)
Net decrease	(2,620,729)	(28,104,419)	(4,280,338)	(35,397,588)

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class A Shares	2009		2009		2008 (a)(b)(c)		2007 (a)		2006 (a)(d)		2005 (a)		2004 (a)
Net Asset Value, Beginning of Period	$7.95		$13.66		$14.86		$13.35		$12.00		$11.55		$8.76
Income from Investment Operations:
Net investment income (e)	0.04		0.13		0.11		0.14		0.11		0.10		0.03
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.86		(5.49)		(0.41)		1.46		1.35		0.45	(f)	2.79
Total from investment operations	2.90		(5.36)		(0.30)		1.60		1.46		0.55		2.82
Less Distributions to Shareholders:
From net investment income	(0.05)		(0.10)		(0.14)		(0.09)		(0.11)		(0.10)		(0.03)
From net realized gains	—		(0.25)		(0.76)		—		—		—		—
Total distributions to shareholders	(0.05)		(0.35)		(0.90)		(0.09)		(0.11)		(0.10)		(0.03)
Increase from regulatory settlements	—	(g)	—		—		—		—		—		—
Net Asset Value, End of Period	$10.80		$7.95		$13.66		$14.86		$13.35		$12.00		$11.55
Total return (h)	36.51	%(i)(j)	(40.12	)%(j)	(2.69	)%(i)	12.00%		12.19	%(j)	4.71	%(j)(k)	32.21	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.19	%(l)(m)	1.15	%(m)	1.07	%(l)(m)	1.05	%(m)	1.03%		1.12	%(n)	1.18	%(n)
Interest expense	—	%(l)(o)	—	%(o)	—	%(l)(o)	—	%(o)	—		—	%(o)	—
Net expenses	1.19	%(l)(m)	1.15	%(m)	1.07	%(l)(m)	1.05	%(m)	1.03%		1.12	%(n)	1.18	%(n)
Waiver/Reimbursement	—	%(l)(o)	—	%(o)	—		—		0.06	%(p)	0.03	%(p)	0.03	%(p)
Net investment income	0.84	%(l)(m)	1.10	%(m)	0.81	%(l)(m)	0.98	%(m)	0.86%		0.89%		0.27%
Portfolio turnover rate	69	%(i)	156%		—	%(i)(o)(q)	—		—		—		—
Turnover of Columbia Large Cap Core Master Portfolio	—		—		98	%(i)	148%		106%		122%		47%
Net assets, end of period (000s)	$128,615		$95,714		$172,569		$194,203		$201,359		$213,513		$245,616

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(g)  Rounds to less than $0.01 per share.

(h)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(i)  Not annualized.

(j)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(k)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 4.70%.

(l)  Annualized.

(m)  The benefits derived from expense reductions had an impact of less than 0.01%.

(n)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(o)  Rounds to less than 0.01%.

(p)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.01% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(q)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class B Shares	2009		2009		2008 (a)(b)(c)		2007 (a)		2006 (a)(d)		2005 (a)		2004 (a)
Net Asset Value, Beginning of Period	$7.71		$13.23		$14.39		$12.95		$11.65		$11.21		$8.54
Income from Investment Operations:
Net investment income (loss) (e)	—	(f)	0.03		—	(f)	0.03		0.01		0.02		(0.05)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.77		(5.28)		(0.40)		1.41		1.31		0.42	(g)	2.72
Total from investment operations	2.77		(5.25)		(0.40)		1.44		1.32		0.44		2.67
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.02)		—	(f)	—		(0.02)		—	(f)	—
From net realized gains	—		(0.25)		(0.76)		—		—		—		—
Total distributions to shareholders	(0.04)		(0.27)		(0.76)		—		(0.02)		—	(f)	—
Increase from regulatory settlements	—	(f)	—		—		—		—		—		—
Net Asset Value, End of Period	$10.44		$7.71		$13.23		$14.39		$12.95		$11.65		$11.21
Total return (h)	35.93	%(i)(j)	(40.51	)%(j)	(3.34	)%(i)	11.12%		11.33	%(j)	3.93	%(j)(k)	31.26	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.94	%(l)(m)	1.90	%(m)	1.82	%(l)(m)	1.80	%(m)	1.78%		1.87	%(n)	1.93	%(n)
Interest expense	—	%(l)(o)	—	%(o)	—	%(l)(o)	—	%(o)	—		—	%(o)	—
Net expenses	1.94	%(l)(m)	1.90	%(m)	1.82	%(l)(m)	1.80	%(m)	1.78%		1.87	%(n)	1.93	%(n)
Waiver/Reimbursement	—	%(l)(o)	—	%(o)	—		—		0.06	%(p)	0.03	%(p)	0.03	%(p)
Net investment income (loss)	0.10	%(l)(m)	0.28	%(m)	0.03	%(l)(m)	0.21	%(m)	0.11%		0.14%		(0.48)%
Portfolio turnover rate	69	%(i)	156%		—	%(i)(o)(q)	—		—		—		—
Turnover of Columbia Large Cap Core Master Portfolio	—		—		98	%(i)	148%		106%		122%		47%
Net assets, end of period (000s)	$3,631		$3,300		$13,247		$25,523		$31,542		$37,140		$44,571

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(h)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(i)  Not annualized.

(j)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(k)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 3.92%.

(l)  Annualized.

(m)  The benefits derived from expense reductions had an impact of less than 0.01%.

(n)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(o)  Rounds to less than 0.01%.

(p)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.01% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(q)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class C Shares	2009		2009		2008 (a)(b)(c)		2007 (a)		2006 (a)(d)		2005 (a)		2004 (a)
Net Asset Value, Beginning of Period	$7.70		$13.23		$14.39		$12.94		$11.64		$11.21		$8.54
Income from Investment Operations:
Net investment income (loss) (e)	—	(f)	0.04		0.01		0.03		0.01		0.02		(0.05)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.77		(5.30)		(0.41)		1.42		1.31		0.42	(g)	2.72
Total from investment operations	2.77		(5.26)		(0.40)		1.45		1.32		0.44		2.67
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.02)		—	(f)	—		(0.02)		(0.01)		—
From net realized gains	—		(0.25)		(0.76)		—		—		—		—
Total distributions to shareholders	(0.04)		(0.27)		(0.76)		—		(0.02)		(0.01)		—
Increase from regulatory settlements	—	(f)	—		—		—		—		—		—
Net Asset Value, End of Period	$10.43		$7.70		$13.23		$14.39		$12.94		$11.64		$11.21
Total return (h)	35.97	%(i)(j)	(40.58	)%(j)	(3.34	)%(i)	11.21%		11.34	%(j)	3.91	%(j)(k)	31.26	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.94	%(l)(m)	1.90	%(m)	1.82	%(l)(m)	1.80	%(m)	1.78%		1.87	%(n)	1.93	%(n)
Interest expense	—	%(l)(o)	—	%(o)	—	%(l)(o)	—	%(o)	—		—	%(o)	—
Net expenses	1.94	%(l)(m)	1.90	%(m)	1.82	%(l)(m)	1.80	%(m)	1.78%		1.87	%(n)	1.93	%(n)
Waiver/Reimbursement	—	%(l)(o)	—	%(o)	—		—		0.06	%(p)	0.03	%(p)	0.03	%(p)
Net investment income (loss)	0.09	%(l)(m)	0.39	%(m)	0.04	%(l)(m)	0.21	%(m)	0.11%		0.14%		(0.48)%
Portfolio turnover rate	69	%(i)	156%		—	%(i)(o)(q)	—		—		—		—
Turnover of Columbia Large Cap Core Master Portfolio	—		—		98	%(i)	148%		106%		122%		47%
Net assets, end of period (000s)	$2,358		$1,559		$2,168		$11,413		$14,026		$14,899		$16,702

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(h)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(i)  Not annualized.

(j)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(k)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 3.92%.

(l)  Annualized.

(m)  The benefits derived from expense reductions had an impact of less than 0.01%.

(n)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(o)  Rounds to less than 0.01%.

(p)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.01% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(q)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class Z Shares	2009		2009		2008 (a)(b)(c)		2007 (a)		2006 (a)(d)		2005 (a)		2004 (a)
Net Asset Value, Beginning of Period	$7.93		$13.66		$14.88		$13.39		$12.03		$11.58		$8.78
Income from Investment Operations:
Net investment income (e)	0.05		0.16		0.15		0.17		0.14		0.13		0.05
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.84		(5.48)		(0.41)		1.47		1.36		0.45	(f)	2.81
Total from investment operations	2.89		(5.32)		(0.26)		1.64		1.50		0.58		2.86
Less Distributions to Shareholders:
From net investment income	(0.05)		(0.16)		(0.20)		(0.15)		(0.14)		(0.13)		(0.06)
From net realized gains	—		(0.25)		(0.76)		—		—		—		—
Total distributions to shareholders	(0.05)		(0.41)		(0.96)		(0.15)		(0.14)		(0.13)		(0.06)
Increase from regulatory settlements	—	(g)	—		—		—		—		—		—
Net Asset Value, End of Period	$10.77		$7.93		$13.66		$14.88		$13.39		$12.03		$11.58
Total return (h)	36.52	%(i)(j)	(39.95	)%(j)	(2.43	)%(i)	12.28%		12.50	%(j)	4.98	%(j)(k)	32.58	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.94	%(l)(m)	0.90	%(m)	0.82	%(l)(m)	0.80	%(m)	0.78%		0.87	%(n)	0.93	%(n)
Interest expense	—	%(l)(o)	—	%(o)	—	%(l)(o)	—	%(o)	—		—		—
Net expenses	0.94	%(l)(m)	0.90	%(m)	0.82	%(l)(m)	0.80	%(m)	0.78%		0.87	%(n)	0.93	%(n)
Waiver/Reimbursement	—	%(l)(o)	—	%(o)	—		—		0.06	%(p)	0.03	%(p)	0.03	%(p)
Net investment income	1.09	%(l)(m)	1.35	%(m)	1.06	%(l)(m)	1.23	%(m)	1.11%		1.14%		0.52%
Portfolio turnover rate	69	%(i)	156%		—	%(i)(o)(q)	—		—		—		—
Turnover of Columbia Large Cap Core Master Portfolio	—		—		98	%(i)	148%		106%		122%		47%
Net assets, end of period (000s)	$939,987		$712,304		$1,285,598		$1,466,653		$1,347,623		$1,187,622		$1,517,644

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(d)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(g)  Rounds to less than $0.01 per share.

(h)  Total return at net asset value assuming all distributions reinvested.

(i)  Not annualized.

(j)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(k)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 4.70%.

(l)  Annualized.

(m)  The benefits derived from expense reductions had an impact of less than 0.01%.

(n)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(o)  Rounds to less than 0.01%.

(p)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.01% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(q)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Columbia Large Cap Core Fund

August 31, 2009 (Unaudited)

Note 1. Organization

Columbia Large Cap Core Fund (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks long-term capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable. Effective June 22, 2009, the Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 13, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at

17

Columbia Large Cap Core Fund, August 31, 2009 (Unaudited)

their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Management is required to provide disclosures regarding the Fund's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and

18

Columbia Large Cap Core Fund, August 31, 2009 (Unaudited)

unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. The Fund may, however, declare and pay distributions from net investment income more frequently. The Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended February 28, 2009 was as follows:

Ordinary Income*	$14,545,809
Long-Term Capital Gains	26,941,099

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at August 31, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$160,015,842
Unrealized depreciation	(26,985,845)
Net unrealized appreciation	$133,029,997

19

Columbia Large Cap Core Fund, August 31, 2009 (Unaudited)

The following capital loss carryforwards, determined as of February 28, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2017	$112,956,820

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd, an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.50%
$1.5 billion to $3 billion	0.45%
$3 billion to $6 billion	0.43%
Over $6 billion	0.41%

For the six month period ended August 31, 2009, the Fund's annualized effective investment advisory fee rate was 0.58% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.17% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia

20

Columbia Large Cap Core Fund, August 31, 2009 (Unaudited)

provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to May 1, 2009, the Transfer Agent voluntarily waived a portion of its fees for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) did not exceed 0.02% annually of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended August 31, 2009, the Distributor has retained net underwriting discounts of $4,008 on sales of the Fund's Class A shares and received net CDSC fees of $2,441 and $114 on Class B and Class C share redemptions, respectively.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Fund and a combined distribution and shareholder servicing plan for the Class A shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

Expense Limits and Fee Waivers

Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and

21

Columbia Large Cap Core Fund, August 31, 2009 (Unaudited)

service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.00% of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Other Related Party Transactions

In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended August 31, 2009 was $16,854.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended August 31, 2009, these custody credits reduced total expenses by $1 for the Fund.

Note 6. Objectives and Strategies for Investing in Derivatives Instruments

The Fund uses derivatives instruments including options in order to meet its objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating derivatives depends on analysis of various risk factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks:

Equity Risk: Equity risk relates to change in value of equity securities such as common stocks, due to general market conditions such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

Options – The Fund had written covered call options to decrease its exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying instruments depreciate relative to the strike price.

Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over

22

Columbia Large Cap Core Fund, August 31, 2009 (Unaudited)

whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account. The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the amounts paid (call) or offset against the proceeds (put) on the underlying security to determine the realized gain or loss. If the Fund enters into a closing transaction, the Fund will realize a gain or loss, depending on whether the proceeds from the closing transaction are greater or less than the cost of the option.

Derivatives not accounted for as hedging instruments under Statement 133:

	Fair Value of Derivative Instruments Statement of Assets and Liabilities Location
	Asset	Liability
Written call options	$—	$72,810

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Equity Risk	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Written call options	$173,964	$(20,061)
Total derivatives realized and change in unrealized gain (loss)	$173,964	$(20,061)

Note 7. Portfolio Information

For the six month period ended August 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $660,380,356 and $688,948,957, respectively.

Note 8. Regulatory Settlements

As of August 31, 2009, the Fund had received payments of $120,276 relating to certain regulatory settlements with third parties that the Fund had participated in during the six month period. The payments have been included in "Increase from regulatory settlements" on the Statement of Changes in Net Assets.

Note 9. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee

23

Columbia Large Cap Core Fund, August 31, 2009 (Unaudited)

of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2009, the average daily loan balance outstanding on days where borrowing existed was $1,412,500 at a weighted average interest rate of 0.77%.

Note 10. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

For the six month period ended August 31, 2009, the Fund did not participate in the securities lending program.

Note 11. Shares of Beneficial Interest

As of August 31, 2009, 60.0% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 12. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates,

24

Columbia Large Cap Core Fund, August 31, 2009 (Unaudited)

including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 13. Subsequent Events

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

On October 15, 2009, the committed line of credit discussed in Note 9 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

25

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Large Cap Core Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

29

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Large Cap Core Fund

Semiannual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/23541-0809 (10/09) 09/91010

Columbia Management®

Semiannual Report

August 31, 2009

Columbia Marsico Growth Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	2

Understanding Your Expenses	3

Investment Portfolio	4

Statement of Assets and Liabilities	7

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	11

Notes to Financial Statements	16

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 12 of the Notes to Financial Statements for additional information.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Past performance is no guarantee of future results.

Fund Profile – Columbia Marsico Growth Fund

Summary

■  For the six-month period that ended August 31, 2009, the fund's Class A shares returned 35.43% without sales charge. The fund's benchmark, the S&P 500 Index,1 returned 40.52%. The average return of the fund's peer group, the Lipper Large-Cap Growth Funds Classification,2 was 36.13%. In a period of rising stock prices and improving economic conditions, the fund benefited from stock selection and positioning in the energy and consumer staples sectors and by having little or no exposure to the weak-performing utilities and telecommunication services sectors. Stock selection in information technology, consumer discretionary, materials and financials were the fund's primary areas of weakness.

■  Stock selection in energy aided performance, as did an underweight in the sector, which underperformed during the period. Brazil-headquartered Petroleo Brasileiro and Switzerland-based deep-sea drilling company Transocean (3.1% and 4.6% of net assets, respectively) posted solid returns. Other strong performers during the period included Apple, Wynn Resorts, Union Pacific and CVS Caremark (4.5%, 1.9%, 3.9% and 3.1% of net assets, respectively).

■  In the technology sector, the fund's positions in credit card processors MasterCard and Visa (2.5% and 3.3% of net assets, respectively) weighed heavily on performance, as their returns did not keep pace with the technology sector overall. In materials, agricultural products companies Monsanto and Potash Corp. of Saskatchewan (each 1.1% of net assets) posted lackluster returns. Several of these positions were significant in size, which amplified the negative impact of their returns. In addition, stock selection in the consumer discretionary sector was off the mark. McDonald's (5.4% of net assets), which had a stellar performance in 2008 and early 2009, posted only modest returns during this six-month period. Similarly, the fund's financial positions, in aggregate, posted returns that lagged the benchmark index's financials return.

■  During the period, the fund reduced its exposure to health care, industrials, consumer discretionary and consumer staples sectors and increased exposure to financials. At the end of the period, the fund's most significant allocations included information technology, financials, consumer discretionary, materials and industrials. The fund had little or no exposure to the utilities and telecommunication services sectors.

Portfolio Management

Thomas F. Marsico has managed the fund since December 1997 and is Chief Executive Officer of Marsico Capital Management, LLC ("MCM"), investment sub-advisor to the fund.

Columbia Management Advisors, LLC ("CMA") and MCM are SEC-registered investment advisors. CMA is an indirect, wholly owned subsidiary of Bank of America Corporation. CMA has retained MCM to serve as investment sub-advisor. As the investment sub-advisor, MCM makes the investment decisions and manages all or a portion of the fund. MCM is not affiliated with Bank of America.

Source for all statistical data—Columbia Management Advisors, LLC.

Source for all stock-specific commentary—Marsico Capital Management, LLC.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

The fund generally holds a core position of between 35 and 50 common stocks. By maintaining a relatively focused portfolio, the fund may be subject to a greater risk than a fund that is more fully diversified. The fund may invest up to 25% of its total assets in foreign securities.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+35.43%

Class A shares (without sales charges)

+40.52%

S&P 500 Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

1

Performance Information – Columbia Marsico Growth Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.27
Class B	2.02
Class C	2.02
Class R	1.52
Class Z	1.02

Annual operating expense ratio
after contractual waivers (%)*

Class A	1.26
Class B	2.01
Class C	2.01
Class R	1.51
Class Z	1.01

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 06/30/10. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	15.24
Class B	14.02
Class C	14.04
Class R	15.09
Class Z	15.49

Distributions declared per share

03/1/09 – 08/31/09 ($)
Class A	0.06
Class B	0.04
Class C	0.04
Class R	0.05
Class Z	0.06

Performance of a $10,000 investment 09/01/99 – 08/31/09 ($)

Sales charge	without	with
Class A	9,776	9,217
Class B	9,066	9,066
Class C	9,073	9,073
Class R	9,669	n/a
Class Z	10,021	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Marsico Growth Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		R	Z
Inception	12/31/97		12/31/97		12/31/97		01/23/06	12/31/97
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	35.43	27.64	35.00	30.00	34.93	33.93	35.25	35.65
1-year	–21.07	–25.60	–21.68	–25.58	–21.65	–22.43	–21.31	–20.89
5-year	0.23	–0.94	–0.52	–0.92	–0.52	–0.52	0.01	0.48
10-year	–0.23	–0.81	–0.98	–0.98	–0.97	–0.97	–0.34	0.02

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	33.50	25.78	33.03	28.03	32.97	31.97	33.34	33.60
1-year	–6.47	–11.85	–7.16	–11.79	–7.16	–8.08	–6.73	–6.25
5-year	0.21	–0.96	–0.53	–0.93	–0.53	–0.53	–0.01	0.46
10-year	0.44	–0.15	–0.31	–0.31	–0.31	–0.31	0.33	0.69

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distribution. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. These returns have not been restated to reflect any differences in expenses between Class A shares and Class R shares. If differences in expenses had been reflected, the returns shown would have been lower, since Class R shares are subject to higher distribution and service (Rule 12b-1) fees.

2

Understanding Your Expenses – Columbia Marsico Growth Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,354.29	1,018.65	7.71	6.61	1.30
Class B	1,000.00	1,000.00	1,350.00	1,014.87	12.14	10.41	2.05
Class C	1,000.00	1,000.00	1,349.30	1,014.87	12.14	10.41	2.05
Class R	1,000.00	1,000.00	1,352.52	1,017.39	9.19	7.88	1.55
Class Z	1,000.00	1,000.00	1,356.51	1,019.91	6.24	5.35	1.05

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

3

Investment Portfolio – Columbia Marsico Growth Fund

August 31, 2009 (Unaudited)

Common Stocks – 95.5%
	Shares	Value ($)
Consumer Discretionary – 14.9%
Hotels, Restaurants & Leisure – 9.8%
McDonald's Corp.	3,647,624	205,142,374
Wynn Resorts Ltd. (a)	1,354,042	73,294,293
Yum! Brands, Inc.	2,764,256	94,675,768
Hotels, Restaurants & Leisure Total		373,112,435
Internet & Catalog Retail – 0.5%
Amazon.com, Inc. (a)	207,787	16,870,227
Internet & Catalog Retail Total		16,870,227
Media – 0.5%
DIRECTV Group, Inc. (a)	731,094	18,101,887
Media Total		18,101,887
Specialty Retail – 1.6%
Lowe's Companies, Inc.	2,807,728	60,366,152
Specialty Retail Total		60,366,152
Textiles, Apparel & Luxury Goods – 2.5%
NIKE, Inc., Class B	1,741,257	96,448,225
Textiles, Apparel & Luxury Goods Total		96,448,225
Consumer Discretionary Total		564,898,926
Consumer Staples – 6.2%
Food & Staples Retailing – 6.2%
Costco Wholesale Corp.	1,674,161	85,348,728
CVS Caremark Corp.	3,173,290	119,061,841
Wal-Mart Stores, Inc.	591,758	30,102,729
Food & Staples Retailing Total		234,513,298
Consumer Staples Total		234,513,298
Energy – 8.1%
Energy Equipment & Services – 4.6%
Transocean Ltd. (a)	2,281,679	173,042,535
Energy Equipment & Services Total		173,042,535
Oil, Gas & Consumable Fuels – 3.5%
EOG Resources, Inc.	94,888	6,831,936
Petroleo Brasileiro SA, ADR	2,959,451	117,312,638
XTO Energy, Inc.	236,882	9,143,645
Oil, Gas & Consumable Fuels Total		133,288,219
Energy Total		306,330,754
Financials – 18.6%
Capital Markets – 5.5%
Goldman Sachs Group, Inc.	1,069,722	176,996,202
Morgan Stanley	1,064,091	30,816,075
Capital Markets Total		207,812,277

	Shares	Value ($)
Commercial Banks – 6.9%
HSBC Holdings PLC, ADR	692,802	37,355,884
U.S. Bancorp	2,862,917	64,759,183
Wells Fargo & Co.	5,875,806	161,702,181
Commercial Banks Total		263,817,248
Consumer Finance – 1.0%
American Express Co.	1,076,094	36,393,499
Consumer Finance Total		36,393,499
Diversified Financial Services – 5.2%
JPMorgan Chase & Co.	4,509,673	195,990,389
Diversified Financial Services Total		195,990,389
Financials Total		704,013,413
Health Care – 2.3%
Biotechnology – 1.0%
Gilead Sciences, Inc. (a)	881,454	39,718,317
Biotechnology Total		39,718,317
Pharmaceuticals – 1.3%
Abbott Laboratories	1,090,511	49,323,813
Pharmaceuticals Total		49,323,813
Health Care Total		89,042,130
Industrials – 9.7%
Aerospace & Defense – 3.6%
General Dynamics Corp.	2,318,635	137,240,005
Aerospace & Defense Total		137,240,005
Road & Rail – 6.1%
Norfolk Southern Corp.	1,762,238	80,833,857
Union Pacific Corp.	2,480,807	148,377,067
Road & Rail Total		229,210,924
Industrials Total		366,450,929
Information Technology – 24.2%
Communications Equipment – 4.4%
Juniper Networks, Inc. (a)	1,471,832	33,955,164
QUALCOMM, Inc.	2,831,938	131,458,562
Communications Equipment Total		165,413,726
Computers & Peripherals – 7.7%
Apple, Inc. (a)	1,006,553	169,312,280
International Business Machines Corp.	1,046,510	123,540,506
Computers & Peripherals Total		292,852,786
Internet Software & Services – 4.0%
Google, Inc., Class A (a)	329,973	152,338,635
Internet Software & Services Total		152,338,635

See Accompanying Notes to Financial Statements.

4

Columbia Marsico Growth Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
IT Services – 5.8%
MasterCard, Inc., Class A	458,176	92,840,203
Visa, Inc., Class A	1,771,152	125,928,907
IT Services Total		218,769,110
Semiconductors & Semiconductor Equipment – 2.3%
Intel Corp.	2,573,835	52,300,327
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,460,122	37,023,305
Semiconductors & Semiconductor Equipment Total		89,323,632
Information Technology Total		918,697,889
Materials – 11.0%
Chemicals – 8.7%
Dow Chemical Co.	4,597,729	97,885,650
Monsanto Co.	475,399	39,876,468
Potash Corp. of Saskatchewan, Inc.	471,595	41,740,873
PPG Industries, Inc.	667,079	36,956,177
Praxair, Inc.	1,474,861	113,003,850
Chemicals Total		329,463,018
Metals & Mining – 2.3%
BHP Billiton PLC, ADR	1,705,193	89,045,179
Metals & Mining Total		89,045,179
Materials Total		418,508,197
Utilities – 0.5%
Independent Power Producers & Energy Traders – 0.5%
NRG Energy, Inc. (a)	703,128	18,878,987
Independent Power Producers & Energy Traders Total		18,878,987
Utilities Total		18,878,987
Total Common Stocks (cost of $3,091,111,605)		3,621,334,523
Preferred Stock – 0.4%
Financials – 0.4%
Commercial Banks – 0.4%
Wells Fargo & Co., Series J, 8.000%	687,425	16,876,284
Commercial Banks Total		16,876,284
Financials Total		16,876,284
Total Preferred Stock (cost of $13,207,874)		16,876,284

Short-Term Obligation – 4.4%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 08/11/11, market value $169,262,100 (repurchase proceeds $165,943,645)	165,943,000	165,943,000
Total Short-Term Obligation (cost of $165,943,000)		165,943,000
Total Investments – 100.3% (cost of $3,270,262,479) (b)		3,804,153,807
Other Assets & Liabilities, Net – (0.3)%		(10,394,187)
Net Assets – 100.0%		3,793,759,620

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $3,270,262,479.

The following table summarizes the inputs used, as of August 31, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$564,898,926	$—	$—	$564,898,926
Consumer Staples	234,513,298	—	—	234,513,298
Energy	306,330,754	—	—	306,330,754
Financials	704,013,413	—	—	704,013,413
Health Care	89,042,130	—	—	89,042,130
Industrials	366,450,929	—	—	366,450,929
Information Technology	918,697,889	—	—	918,697,889
Materials	418,508,197	—	—	418,508,197
Utilities	18,878,987	—	—	18,878,987
Total Common Stocks	3,621,334,523	—	—	3,621,334,523
Preferred Stock Financials	16,876,284	—	—	16,876,284
Total Short-Term Obligation	—	165,943,000	—	165,943,000
Total Investments	$3,638,210,807	$165,943,000	$—	$3,804,153,807

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

5

Columbia Marsico Growth Fund

August 31, 2009 (Unaudited)

At August 31, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	24.2
Financials	19.0
Consumer Discretionary	14.9
Materials	11.0
Industrials	9.7
Energy	8.1
Consumer Staples	6.2
Health Care	2.3
Utilities	0.5
95.9
Short-Term Obligation	4.4
Other Assets & Liabilities, Net	(0.3)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – Columbia Marsico Growth Fund
August 31, 2009 (Unaudited)

Assets	Investments, at identified cost	$3,270,262,479
	Investments, at value	3,804,153,807
	Cash	560
	Receivable for:
	Investments sold	12,868,349
	Fund shares sold	4,817,644
	Dividends	7,047,819
	Interest	645
	Prepaid expenses	21,877
	Total Assets	3,828,910,701
Liabilities	Payable for:
	Investments purchased	17,872,917
	Fund shares repurchased	11,800,469
	Investment advisory fee	2,060,345
	Administration fee	702,191
	Pricing and bookkeeping fees	13,080
	Transfer agent fee	1,371,934
	Trustees' fees	99,201
	Custody fee	60,036
	Distribution and service fees	786,279
	Chief compliance officer expenses	609
	Other liabilities	384,020
	Total Liabilities	35,151,081
	Net Assets	3,793,759,620
Net Assets Consist of	Paid-in capital	4,682,395,151
	Undistributed net investment income	3,953,469
	Accumulated net realized loss	(1,426,480,328)
	Net unrealized appreciation on investments	533,891,328
	Net Assets	3,793,759,620
Class A	Net assets	$1,683,219,349
	Shares outstanding	110,451,492
	Net asset value per share	$15.24	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share	$16.17	(b)
Class B	Net assets	$51,671,973
	Shares outstanding	3,685,126
	Net asset value and offering price per share	$14.02	(a)
Class C	Net assets	$432,146,743
	Shares outstanding	30,779,564
	Net asset value and offering price per share	$14.04	(a)
Class R	Net assets	$13,256,884
	Shares outstanding	878,297
	Net asset value, offering and redemption price per share	$15.09
Class Z	Net assets	$1,613,464,671
	Shares outstanding	104,161,051
	Net asset value, offering and redemption price per share	$15.49

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

7

Statement of Operations – Columbia Marsico Growth Fund
For the Six Months Ended August 31, 2009 (Unaudited)

		($)
Investment Income	Dividends	28,171,430
	Interest	167,780
	Foreign taxes withheld	(557,201)
	Total Investment Income	27,782,009
Expenses	Investment advisory fee	11,457,067
	Administration fee	3,874,234
	Distribution fee:
	Class B	185,896
	Class C	1,588,061
	Class R	29,918
	Service fee:
	Class B	61,948
	Class C	529,354
	Distribution and service fees:
	Class A	1,976,647
	Pricing and bookkeeping fees	71,906
	Transfer agent fee	2,878,100
	Trustees' fees	22,489
	Custody fee	55,622
	Chief compliance officer expenses	1,168
	Other expenses	716,651
	Expenses before interest expense	23,449,061
	Interest expense	1,413
	Total Expenses	23,450,474
	Fees waived by transfer agent	(195,569)
	Expense reductions	(44)
	Net Expenses	23,254,861
	Net Investment Income	4,527,148
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized gain (loss) on:
	Investments	49,551,590
	Foreign currency transactions	(994)
	Net realized gain	49,550,596
	Net change in unrealized appreciation (depreciation) on:
	Investments	1,003,580,430
	Foreign currency translations	165
	Net change in unrealized appreciation (depreciation)	1,003,580,595
	Net Gain	1,053,131,191
	Net Increase Resulting from Operations	1,057,658,339

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – Columbia Marsico Growth Fund

		(Unaudited) Six Months Ended August 31,	Year Ended February 28,
Increase (Decrease) in Net Assets		2009 ($)	2009 ($)
Operations	Net investment income	4,527,148	18,308,135
	Net realized gain (loss) on investments and foreign currency transactions	49,550,596	(512,194,494)
	Allocated from Master Portfolio on investments and foreign currency transactions	—	(757,509,096	)(a)
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,003,580,595	(228,610,768)
	Allocated from Master Portfolio on investments	—	(1,204,052,673	)(a)
	Net increase (decrease) resulting from operations	1,057,658,339	(2,684,058,896)
Distributions to Shareholders	From net investment income:
	Class A	(6,569,078)	(1,121,074)
	Class B	(165,503)	—
	Class C	(1,414,974)	—
	Class R	(45,116)	—
	Class Z	(6,799,287)	(10,691,108)
	Total distributions to shareholders	(14,993,958)	(11,812,182)
	Net Capital Stock Transactions	(400,545,661)	(533,595,368)
	Increase from regulatory settlements	47,840	—
	Total increase (decrease) in net assets	642,166,560	(3,229,466,446)
Net Assets	Beginning of period	3,151,593,060	6,381,059,506
	End of period	3,793,759,620	3,151,593,060
	Undistributed net investment income at end of period	3,953,469	14,420,279

(a)  Allocated from Master Portfolio for the period March 1, 2008 through November 9, 2008.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Marsico Growth Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	13,037,851	171,690,365	44,433,644	737,416,581
Distributions reinvested	415,519	5,734,164	41,341	850,804
Redemptions	(25,464,860)	(336,651,886)	(71,244,738)	(1,085,177,038)
Net decrease	(12,011,490)	(159,227,357)	(26,769,753)	(346,909,653)
Class B
Subscriptions	89,359	1,095,653	346,662	5,152,434
Distributions reinvested	7,721	98,133	—	—
Redemptions	(671,645)	(8,134,722)	(2,368,905)	(37,708,743)
Net decrease	(574,565)	(6,940,936)	(2,022,243)	(32,556,309)
Class C
Subscriptions	1,052,324	13,090,330	5,250,529	81,358,143
Distributions reinvested	46,697	594,444	—	—
Redemptions	(7,108,768)	(87,410,770)	(15,710,796)	(234,848,981)
Net decrease	(6,009,747)	(73,725,996)	(10,460,267)	(153,490,838)
Class R
Subscriptions	178,121	2,358,002	477,406	8,309,058
Distributions reinvested	2,928	40,021	—	—
Redemptions	(190,392)	(2,561,958)	(178,853)	(2,803,300)
Net increase (decrease)	(9,343)	(163,935)	298,553	5,505,758
Class Z
Subscriptions	14,343,702	196,516,051	44,726,222	685,650,148
Distributions reinvested	269,049	3,772,065	314,478	5,402,432
Redemptions	(26,371,876)	(360,775,553)	(42,322,825)	(697,196,906)
Net increase (decrease)	(11,759,125)	(160,487,437)	2,717,875	(6,144,326)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class A Shares	2009		2009 (a)(b)		2008 (a)(c)		2007 (a)		2006 (a)(d)		2005 (a)		2004 (a)
Net Asset Value, Beginning of Period	$11.30		$20.26		$20.22		$19.53		$17.04		$15.80		$11.86
Income from Investment Operations:
Net investment income (loss) (e)	0.02		0.06		0.06		—	(f)	(0.03)		(0.03)		(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	3.98		(9.01)		(0.01)		0.69		2.52		1.27		4.00
Total from investment operations	4.00		(8.95)		0.05		0.69		2.49		1.24		3.94
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.01)		(0.01)		—		—		—		—
Increase from regulatory settlements	—	(f)	—		—		—		—		—		—
Net Asset Value, End of Period	$15.24		$11.30		$20.26		$20.22		$19.53		$17.04		$15.80
Total return (g)(h)	35.43	%(i)	(44.21)%		0.24	%(i)	3.53%		14.61%		7.85%		33.22%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.30	%(j)(k)	1.24	%(k)	1.20	%(j)(k)	1.22	%(k)	1.21%		1.30%		1.37%
Interest expense	—	%(j)(l)	—		—		—		—		—		—
Net expenses	1.30	%(j)(k)	1.24	%(k)	1.20	%(j)(k)	1.22	%(k)	1.21%		1.30%		1.37%
Waiver/Reimbursement	0.01	%(j)	0.02%		0.01	%(j)	0.01%		0.06	%(m)	0.03	%(m)	0.02	%(m)
Net investment income (loss)	0.25	%(j)(k)	0.36	%(k)	0.29	%(j)(k)	0.01	%(k)	(0.15)%		(0.21)%		(0.42)%
Portfolio turnover rate	36	%(i)	21	%(i)(n)	—		—		—		—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		54	%(i)	58	%(i)	42%		62%		62%		94%
Net assets, end of period (000s)	$1,683,219		$1,383,438		$3,024,016		$2,864,153		$1,956,822		$988,948		$546,537

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(d)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

(m)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(n)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class B Shares	2009		2009 (a)(b)		2008 (a)(c)		2007 (a)		2006 (a)(d)		2005 (a)		2004 (a)
Net Asset Value, Beginning of Period	$10.42		$18.83		$18.92		$18.40		$16.18		$15.12		$11.43
Income from Investment Operations:
Net investment loss (e)	(0.03)		(0.06)		(0.09)		(0.13)		(0.15)		(0.15)		(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	3.67		(8.35)		—	(f)	0.65		2.37		1.21		3.85
Total from investment operations	3.64		(8.41)		(0.09)		0.52		2.22		1.06		3.69
Less Distributions to Shareholders:
From net investment income	(0.04)		—		—		—		—		—		—
Increase from regulatory settlements	—	(f)	—		—		—		—		—		—
Net Asset Value, End of Period	$14.02		$10.42		$18.83		$18.92		$18.40		$16.18		$15.12
Total return (g)(h)	35.00	%(i)	(44.66)%		(0.48	)%(i)	2.83%		13.72%		7.01%		32.28%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.05	%(j)(k)	1.99	%(k)	1.95	%(j)(k)	1.97	%(k)	1.96%		2.05%		2.12%
Interest expense	—	%(j)(l)	—		—		—		—		—		—
Net expenses	2.05	%(j)(k)	1.99	%(k)	1.95	%(j)(k)	1.97	%(k)	1.96%		2.05%		2.12%
Waiver/Reimbursement	0.01	%(j)	0.02%		0.01	%(j)	0.01%		0.06	%(m)	0.03	%(m)	0.02	%(m)
Net investment loss	(0.50	)%(j)(k)	(0.39	)%(k)	(0.46	)%(j)(k)	(0.71	)%(k)	(0.85)%		(0.96)%		(1.17)%
Portfolio turnover rate	36	%(i)	21	%(i)(n)	—		—		—		—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		54	%(i)	58	%(i)	42%		62%		62%		94%
Net assets, end of period (000s)	$51,672		$44,407		$118,307		$156,923		$198,749		$194,668		$200,270

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(d)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

(m)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(n)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class C Shares	2009		2009 (a)(b)		2008 (a)(c)		2007 (a)		2006 (a)(d)		2005 (a)		2004 (a)
Net Asset Value, Beginning of Period	$10.44		$18.86		$18.94		$18.43		$16.20		$15.14		$11.44
Income from Investment Operations:
Net investment loss (e)	(0.03)		(0.06)		(0.08)		(0.13)		(0.15)		(0.15)		(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	3.67		(8.36)		—	(f)	0.64		2.38		1.21		3.87
Total from investment operations	3.64		(8.42)		(0.08)		0.51		2.23		1.06		3.70
Less Distributions to Shareholders:
From net investment income	(0.04)		—		—		—		—		—		—
Increase from regulatory settlements	—	(f)	—		—		—		—		—		—
Net Asset Value, End of Period	$14.04		$10.44		$18.86		$18.94		$18.43		$16.20		$15.14
Total return (g)(h)	34.93	%(i)	(44.64)%		(0.42	)%(i)	2.77%		13.77%		7.00%		32.34%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.05	%(j)(k)	1.99	%(k)	1.95	%(j)(k)	1.97	%(k)	1.96%		2.05%		2.12%
Interest expense	—	%(j)(l)	—		—		—		—		—		—
Net expenses	2.05	%(j)(k)	1.99	%(k)	1.95	%(j)(k)	1.97	%(k)	1.96%		2.05%		2.12%
Waiver/Reimbursement	0.01	%(j)	0.02%		0.01	%(j)	0.01%		0.06	%(m)	0.03	%(m)	0.02	%(m)
Net investment loss	(0.51	)%(j)(k)	(0.39	)%(k)	(0.46	)%(j)(k)	(0.74	)%(k)	(0.89)%		(0.96)%		(1.17)%
Portfolio turnover rate	36	%(i)	21	%(i)(n)	—		—		—		—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		54	%(i)	58	%(i)	42%		62%		62%		94%
Net assets, end of period (000s)	$432,147		$384,025		$891,076		$832,852		$679,735		$352,016		$177,599

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(d)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

(m)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(n)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,		Period Ended March 31,
Class R Shares	2009		2009 (a)(b)		2008 (a)(c)		2007 (a)		2006 (a)(d)
Net Asset Value, Beginning of Period	$11.20		$20.13		$20.14		$19.49		$18.89
Income from Investment Operations:
Net investment income (loss) (e)	—	(f)	0.02		0.01		(0.08)		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	3.94		(8.95)		(0.02)		0.73		0.61
Total from investment operations	3.94		(8.93)		(0.01)		0.65		0.60
Less Distributions to Shareholders:
From net investment income	(0.05)		—		—		—		—
Increase from regulatory settlements	—	(f)	—		—		—		—
Net Asset Value, End of Period	$15.09		$11.20		$20.13		$20.14		$19.49
Total return (g)(h)	35.25	%(i)	(44.36)%		(0.05	)%(i)	3.34%		3.18	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.55	%(j)(k)	1.49	%(k)	1.45	%(j)(k)	1.47	%(k)	1.54	%(j)
Interest expense	—	%(j)(l)	—		—		—		—
Net expenses	1.55	%(j)(k)	1.49	%(k)	1.45	%(j)(k)	1.47	%(k)	1.54	%(j)
Waiver/Reimbursement	0.01	%(j)	0.02%		0.01	%(j)	0.01%		0.07	%(j)(m)
Net investment income (loss)	—	%(j)(k)(l)	0.15	%(k)	0.06	%(j)(k)	(0.42	)%(k)	(0.35	)%(j)
Portfolio turnover rate	36	%(i)	21	%(i)(n)	—		—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		54	%(i)	58	%(i)	42%		62	%(i)
Net assets, end of period (000s)	$13,257		$9,941		$11,860		$3,669		$10

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(d)  Class R shares commenced operations on January 23, 2006.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

(m)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01% for the period ended March 31, 2006.

(n)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class Z Shares	2009		2009 (a)(b)		2008 (a)(c)		2007 (a)		2006 (a)(d)		2005 (a)		2004 (a)
Net Asset Value, Beginning of Period	$11.47		$20.63		$20.58		$19.82		$17.25		$15.96		$11.95
Income from Investment Operations:
Net investment income (loss) (e)	0.03		0.11		0.11		0.05		0.02		0.01		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	4.05		(9.17)		(0.01)		0.71		2.55		1.28		4.03
Total from investment operations	4.08		(9.06)		0.10		0.76		2.57		1.29		4.01
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.10)		(0.05)		—		—		—		—
Increase from regulatory settlements	—	(f)	—		—		—		—		—		—
Net Asset Value, End of Period	$15.49		$11.47		$20.63		$20.58		$19.82		$17.25		$15.96
Total return (g)(h)	35.65	%(i)	(44.09)%		0.46	%(i)	3.83%		14.90%		8.08%		33.56%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.05	%(j)(k)	0.99	%(k)	0.95	%(j)(k)	0.97	%(k)	0.96%		1.05%		1.12%
Interest expense	—	%(j)(l)	—		—		—		—		—		—
Net expenses	1.05	%(j)(k)	0.99	%(k)	0.95	%(j)(k)	0.97	%(k)	0.96%		1.05%		1.12%
Waiver/Reimbursement	0.01	%(j)	0.02%		0.01	%(j)	0.01%		0.06	%(m)	0.03	%(m)	0.02	%(m)
Net investment income (loss)	0.50	%(j)(k)	0.63	%(k)	0.54	%(j)(k)	0.25	%(k)	0.11%		0.04%		(0.17)%
Portfolio turnover rate	36	%(i)	21	%(i)(n)	—		—		—		—		—
Turnover of Columbia Marsico Growth Master Portfolio	—		54	%(i)	58	%(i)	42%		62%		62%		94%
Net assets, end of period (000s)	$1,613,465		$1,329,782		$2,335,800		$2,044,397		$1,446,667		$774,996		$371,942

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(d)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

(m)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(n)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

See Accompanying Notes to Financial Statements.

15

Notes to Financial Statements – Columbia Marsico Growth Fund

August 31, 2009 (Unaudited)

Note 1. Organization

Columbia Marsico Growth Fund (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks long-term growth of capital.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Each share class has its own expense structure and sales charges, as applicable. Effective June 22, 2009, the Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R, Class Y and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R, Class Y and Class Z shares, as described in the Fund's prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 12, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

16

Columbia Marsico Growth Fund, August 31, 2009 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

17

Columbia Marsico Growth Fund, August 31, 2009 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. The Fund may, however, declare and pay distributions from net investment income more frequently. The Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended February 28, 2009 was as follows:

Ordinary Income*	$11,812,182

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at August 31, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$655,137,367
Unrealized depreciation	(121,246,039)
Net unrealized appreciation	$533,891,328

The following capital loss carryforwards, determined as of February 28, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2010	$11,995,864
2011	38,422,781
2013	30,480,049
2017	847,030,869
Total	$927,929,563

18

Columbia Marsico Growth Fund, August 31, 2009 (Unaudited)

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.75%
$500 million to $1 billion	0.70%
$1 billion to $1.5 billion	0.65%
$1.5 billion to $3 billion	0.60%
$3 billion to $6 billion	0.58%
Over $6 billion	0.56%

For the six month period ended August 31, 2009, the Fund's annualized effective investment advisory fee rate was 0.64% of the Fund's average daily net assets.

To the extent that the Fund is not benefiting from a separate contractual expense limitation arrangement, Columbia has contractually agreed to waive a portion of its advisory fees through June 30, 2010.

The waiver amount is calculated based on the difference between the dollar amount of sub-advisory fees that would have been payable to Marsico Capital Management, LLC ("Marsico") based on the annualized rate of 0.45% of the Fund's average daily net assets, and the dollar amount of sub-advisory fees calculated on a monthly basis based on the annualized sub-advisory fee rate effective January 1, 2008 in which Marsico is entitled from the Fund which is described under the Sub-Advisory Fee note below. The annualized fee rate of 0.45% represents the sub-advisory fee rate which Marsico was entitled to receive prior to January 1, 2008.

In the absence of a separate contractual expense limitation arrangement, the advisory fee waiver for the Fund would be calculated as follows:

Fund Average Daily Net Assets*	Advisory Fee Waiver
Assets up to $18 billion	0.00%
Assets in excess of $18 billion and up to $21 billion	0.05%
Assets in excess of $21 billion	0.10%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund; (ii) Columbia Marsico Focused Equities Fund; (iii) Columbia Marsico 21st Century Fund; (iv) Columbia Marsico Growth Fund, Variable Series; (v) Columbia Marsico Focused Equities Fund, Variable Series; (vi) Columbia Marsico 21st Century Fund, Variable Series; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

For the six month period ended August 31, 2009, Columbia did not waive investment advisory fees for the Fund.

Sub-Advisory Fee

Marsico has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, and subject to the oversight of Columbia and the Fund's Board of Trustees, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee.

19

Columbia Marsico Growth Fund, August 31, 2009 (Unaudited)

Marsico is entitled to receive a monthly sub-advisory fee for its services provided to the Fund at the following annual rates:

Fund Average Daily Net Assets*	Annual Fee Rate
Assets up to $18 billion	0.45%
Assets in excess of $18 billion and up to $21 billion	0.40%
Assets in excess of $21 billion	0.35%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund; (ii) Columbia Marsico Focused Equities Fund; (iii) Columbia Marsico 21st Century Fund; (iv) Columbia Marsico Growth Fund, Variable Series; (v) Columbia Marsico Focused Equities Fund, Variable Series; (vi) Columbia Marsico 21st Century Fund, Variable Series; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which the Advisor and Marsico mutually agree in writing.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.22% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to May 1, 2009, the Transfer Agent voluntarily waived a portion of its fees for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) did not exceed 0.02% annually of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended August 31, 2009, no minimum account balance fees were charged by the Fund.

20

Columbia Marsico Growth Fund, August 31, 2009 (Unaudited)

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended August 31, 2009, the Distributor has retained net underwriting discounts of $27,955 on sales of the Fund's Class A shares and received net CDSC fees of $1,461, $62,461 and $31,004 on Class A, Class B and Class C share redemptions, respectively.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Fund and a combined distribution and shareholder servicing plan for the Class A shares of the Fund. The Trust has also adopted a distribution plan for the Class R shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Expense Limits and Fee Waivers

Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.20% of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Other Related Party Transactions

In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended August 31, 2009 was $67,202.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a

21

Columbia Marsico Growth Fund, August 31, 2009 (Unaudited)

portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended August 31, 2009, these custody credits reduced total expenses by $44 for the Fund.

Note 6. Portfolio Information

For the six month period ended August 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $1,233,643,063 and $1,629,650,450, respectively.

Note 7. Regulatory Settlements

As of August 31, 2009, the Fund had received payments of $47,840 relating to certain regulatory settlements with third parties that the Fund had participated in during the six month period. The payments have been included in "Increase from regulatory settlements" on the Statement of Changes in Net Assets.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2009, the average daily loan balance outstanding on days where borrowing existed, and the weighted average interest was $4,573,333 and 0.750%, respectively.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

For the six month period ended August 31, 2009, the Fund did not participate in the securities lending program.

Note 10. Shares of Beneficial Interest

As of August 31, 2009, 38.3% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2009, the Fund had two shareholders that collectively held 14.0% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 11. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are

22

Columbia Marsico Growth Fund, August 31, 2009 (Unaudited)

also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 12. Subsequent Events

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject

23

Columbia Marsico Growth Fund, August 31, 2009 (Unaudited)

to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

On October 15, 2009, the committed line of credit discussed in Note 8 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

24

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Marsico Growth Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

25

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Marsico Growth Fund

Semiannual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/23441-0809 (10/09) 09/91004

Columbia Management®

Semiannual Report

August 31, 2009

Columbia Marsico Focused Equities Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Investment Portfolio	5

Statement of Assets and Liabilities	7

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	11

Notes to Financial Statements	15

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 12 of the Notes to Financial Statements for additional information.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Past performance is no guarantee of future results.

Fund Profile – Columbia Marsico Focused Equities Fund

Summary

■  For the six-month period that ended August 31, 2009, the fund's Class A Shares returned 35.30% without sales charge. Its benchmark, the S&P 500 Index,1 returned 40.52%. The average return of the fund's peer group, the Lipper Large-Cap Growth Funds Classification,2 was 36.13%. In an environment of rising stock prices and improved economic conditions, the fund benefited from stock selection and positioning in energy and from a lack of exposure to both the utilities and telecommunication services sectors, which underperformed. Stock selection in the information technology, materials, consumer discretionary and financials sectors were the primary areas of weakness for the fund.

■  Stock selection in energy aided performance as did an underweight in the sector, which underperformed during the period. Brazil-headquartered Petroleo Brasileiro (3.2% of net assets) and Switzerland-based deep-sea drilling company Transocean (4.9% of net assets) posted solid returns. Other strong performers during the period included Apple, Wynn Resorts and Union Pacific (4.6%, 1.9% and 4.4% of net assets, respectively).

■  In the technology sector, the fund's positions in credit card processors MasterCard and Visa (2.4% and 3.3% of net assets, respectively) weighed heavily on performance, as their returns did not keep pace with the technology sector overall. In materials, agricultural products companies Monsanto and Potash Corp. of Saskatchewan (1.0% and 1.1% of net assets, respectively) posted lackluster returns. Several of these positions were significant in size, which amplified the negative impact of their returns. In addition, stock selection in the consumer discretionary sector was off the mark. McDonald's (5.4% of net assets), which was a stellar performer in 2008 and early 2009, posted only modest returns during this six-month period. Similarly, the fund's financial positions, in aggregate, posted returns that lagged the benchmark index's financials return.

■  During the period, the fund reduced its exposure to health care, consumer discretionary, industrials and consumer staples stocks and increased its weight in the financials sector. At the end of the period, the most significant sector allocations were in information technology, financials, industrials and consumer discretionary. The fund had no exposure to utilities and telecommunication services.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+35.30%

Class A shares (without sales charge)

+40.52%

S&P 500 Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth.) Information shown is based on the most recent data provided by Morningstar.

1

Fund Profile (continued) – Columbia Marsico Focused Equities Fund

Portfolio Management

Thomas F. Marsico has managed the fund since December 1997 and is Chief Executive Officer of Marsico Capital Management, LLC ("MCM"), investment sub-advisor to the fund.

Columbia Management Advisors, LLC ("CMA") and MCM are SEC-registered investment advisors. CMA is an indirect, wholly owned subsidiary of Bank of America Corporation. CMA has retained MCM to serve as investment sub-advisor. As the investment sub-advisor, MCM makes the investment decisions and manages all or a portion of the fund. MCM is not affiliated with Bank of America.

Source for all statistical data—Columbia Management Advisors, LLC.

Source for all stock-specific commentary—Marsico Capital Management, LLC.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The fund normally will hold a core position of between 20 and 30 common stocks. By maintaining a relatively non-diversified portfolio, the fund may be subject to a greater risk than a fund that is more fully diversified. The fund may invest up to 25% of its total assets in foreign securities.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

2

Performance Information – Columbia Marsico Focused Equities Fund

Performance of a $10,000 investment 09/01/99 – 08/31/09 ($)

Sales charge	without	with
Class A	10,301	9,710
Class B	9,556	9,556
Class C	9,556	9,556
Class Z	10,562	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Marsico Focused Equities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		Z
Inception	12/31/97		12/31/97		12/31/97		12/31/97
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	35.30	27.50	34.79	29.79	34.76	33.76	35.49
1-year	–18.22	–22.92	–18.85	–22.91	–18.84	–19.65	–18.02
5-year	2.14	0.94	1.37	0.99	1.37	1.37	2.40
10-year	0.30	–0.29	–0.45	–0.45	–0.45	–0.45	0.55

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	33.05	25.37	32.47	27.47	32.45	31.45	33.23
1-year	–3.65	–9.17	–4.40	–9.18	–4.39	–5.35	–3.42
5-year	2.04	0.83	1.26	0.88	1.26	1.26	2.29
10-year	0.76	0.16	0.00	0.00	–0.01	–0.01	1.01

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.31
Class B	2.06
Class C	2.06
Class Z	1.06

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	17.24
Class B	15.90
Class C	15.95
Class Z	17.61

Distributions declared per share

03/01/09 – 08/31/09 ($)
Class A	0.02
Class B	0.01
Class C	0.01
Class Z	0.03

3

Understanding Your Expenses – Columbia Marsico Focused Equities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,352.98	1,018.45	7.95	6.82	1.34
Class B	1,000.00	1,000.00	1,347.89	1,014.67	12.37	10.61	2.09
Class C	1,000.00	1,000.00	1,347.58	1,014.67	12.37	10.61	2.09
Class Z	1,000.00	1,000.00	1,354.89	1,019.71	6.47	5.55	1.09

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia Marsico Focused Equities Fund

August 31, 2009 (Unaudited)

Common Stocks – 92.2%
	Shares	Value ($)
Consumer Discretionary – 8.7%
Hotels, Restaurants & Leisure – 7.3%
McDonald's Corp.	2,868,533	161,326,296
Wynn Resorts Ltd. (a)	1,062,435	57,509,606
Hotels, Restaurants & Leisure Total		218,835,902
Specialty Retail – 1.4%
Lowe's Companies, Inc.	1,861,167	40,015,091
Specialty Retail Total		40,015,091
Consumer Discretionary Total		258,850,993
Consumer Staples – 5.8%
Food & Staples Retailing – 5.8%
CVS Caremark Corp.	2,889,859	108,427,510
Wal-Mart Stores, Inc.	1,299,788	66,120,215
Food & Staples Retailing Total		174,547,725
Consumer Staples Total		174,547,725
Energy – 8.1%
Energy Equipment & Services – 4.9%
Transocean Ltd. (a)	1,943,968	147,430,533
Energy Equipment & Services Total		147,430,533
Oil, Gas & Consumable Fuels – 3.2%
Petroleo Brasileiro SA, ADR	2,380,198	94,351,049
Oil, Gas & Consumable Fuels Total		94,351,049
Energy Total		241,781,582
Financials – 22.0%
Capital Markets – 5.5%
Goldman Sachs Group, Inc.	836,396	138,390,082
Morgan Stanley	827,378	23,960,867
Capital Markets Total		162,350,949
Commercial Banks – 8.7%
HSBC Holdings PLC, ADR	542,300	29,240,816
U.S. Bancorp	4,629,618	104,721,959
Wells Fargo & Co.	4,611,019	126,895,243
Commercial Banks Total		260,858,018
Consumer Finance – 2.3%
American Express Co.	1,993,110	67,406,980
Consumer Finance Total		67,406,980
Diversified Financial Services – 5.5%
JPMorgan Chase & Co.	3,801,586	165,216,928
Diversified Financial Services Total		165,216,928
Financials Total		655,832,875

	Shares	Value ($)
Health Care – 4.0%
Biotechnology – 2.4%
Gilead Sciences, Inc. (a)	1,573,456	70,899,927
Biotechnology Total		70,899,927
Pharmaceuticals – 1.6%
Abbott Laboratories	1,088,375	49,227,201
Pharmaceuticals Total		49,227,201
Health Care Total		120,127,128
Industrials – 10.0%
Aerospace & Defense – 3.6%
General Dynamics Corp.	1,813,037	107,313,660
Aerospace & Defense Total		107,313,660
Road & Rail – 6.4%
Norfolk Southern Corp.	1,270,589	58,281,917
Union Pacific Corp.	2,222,822	132,946,984
Road & Rail Total		191,228,901
Industrials Total		298,542,561
Information Technology – 26.6%
Communications Equipment – 4.4%
Juniper Networks, Inc. (a)	1,034,130	23,857,379
QUALCOMM, Inc.	2,349,303	109,054,645
Communications Equipment Total		132,912,024
Computers & Peripherals – 9.2%
Apple, Inc. (a)	816,871	137,405,871
International Business Machines Corp.	1,164,441	137,462,260
Computers & Peripherals Total		274,868,131
Internet Software & Services – 5.3%
Google, Inc., Class A (a)	341,879	157,835,278
Internet Software & Services Total		157,835,278
IT Services – 5.7%
MasterCard, Inc., Class A	357,979	72,537,285
Visa, Inc., Class A	1,383,826	98,390,029
IT Services Total		170,927,314
Semiconductors & Semiconductor Equipment – 2.0%
Intel Corp.	2,872,410	58,367,371
Semiconductors & Semiconductor Equipment Total		58,367,371
Information Technology Total		794,910,118

See Accompanying Notes to Financial Statements.

5

Columbia Marsico Focused Equities Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Materials – 7.0%
Chemicals – 4.7%
Dow Chemical Co.	3,598,936	76,621,347
Monsanto Co.	371,269	31,142,044
Potash Corp. of Saskatchewan, Inc.	367,724	32,547,251
Chemicals Total		140,310,642
Metals & Mining – 2.3%
BHP Billiton PLC, ADR	1,337,961	69,868,324
Metals & Mining Total		69,868,324
Materials Total		210,178,966
Total Common Stocks (cost of $2,316,270,009)		2,754,771,948
	Par ($)
Short-Term Obligation – 7.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/11, market value $232,372,975 (repurchase proceeds $227,816,886)	227,816,000	227,816,000
Total Short-Term Obligation (cost of $227,816,000)		227,816,000
Total Investments – 99.8% (cost of $2,544,086,009) (b)		2,982,587,948
Other Assets & Liabilities, Net – 0.2%		6,243,514
Net Assets – 100.0%		2,988,831,462

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $2,544,086,009.

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$258,850,993	$—	$—	$258,850,993
Consumer Staples	174,547,725	—	—	174,547,725
Energy	241,781,582	—	—	241,781,582
Financials	655,832,875	—	—	655,832,875
Health Care	120,127,128	—	—	120,127,128
Industrials	298,542,561	—	—	298,542,561
Information Technology	794,910,118	—	—	794,910,118
Materials	210,178,966	—	—	210,178,966
Total Common Stocks	2,754,771,948	—	—	2,754,771,948
Total Short-Term Obligation	—	227,816,000	—	227,816,000
Total Investments	$2,754,771,948	$227,816,000	$—	$2,982,587,948

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	26.6
Financials	22.0
Industrials	10.0
Consumer Discretionary	8.7
Energy	8.1
Materials	7.0
Consumer Staples	5.8
Health Care	4.0
92.2
Short-Term Obligation	7.6
Other Assets & Liabilities, Net	0.2
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – Columbia Marsico Focused Equities Fund
August 31, 2009 (Unaudited)

Assets	Investments, at identified cost	$2,544,086,009
	Investments, at value	2,982,587,948
	Cash	682
	Receivable for:
	Investments sold	8,813,078
	Fund shares sold	2,805,500
	Dividends	5,822,521
	Interest	886
	Prepaid expenses	15,694
	Total Assets	3,000,046,309
Liabilities	Payable for:
	Fund shares repurchased	6,381,511
	Investment advisory fee	1,654,037
	Administration fee	548,180
	Pricing and bookkeeping fees	12,789
	Transfer agent fee	1,420,689
	Trustees' fees	53,576
	Custody fee	12,343
	Distribution and service fees	645,376
	Chief compliance officer expenses	374
	Other liabilities	485,972
	Total Liabilities	11,214,847
	Net Assets	2,988,831,462
Net Assets Consist of	Paid-in capital	3,224,662,040
	Undistributed net investment income	419,853
	Accumulated net realized loss	(674,752,370)
	Net unrealized appreciation on investments	438,501,939
	Net Assets	2,988,831,462
Class A	Net assets	$1,503,483,716
	Shares outstanding	87,219,402
	Net asset value per share	$17.24	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share	$18.29	(b)
Class B	Net assets	$71,367,552
	Shares outstanding	4,487,674
	Net asset value and offering price per share	$15.90	(a)
Class C	Net assets	$309,550,316
	Shares outstanding	19,404,907
	Net asset value and offering price per share	$15.95	(a)
Class Z	Net assets	$1,104,429,878
	Shares outstanding	62,720,873
	Net asset value, offering and redemption price per share	$17.61

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

7

Statement of Operations – Columbia Marsico Focused Equities Fund
For the Six Months Ended August 31, 2009 (Unaudited)

		($)
Investment Income	Dividends	19,438,178
	Interest	61,529
	Foreign taxes withheld	(184,878)
	Total Investment Income	19,314,829
Expenses	Investment advisory fee	9,147,046
	Administration fee	3,006,664
	Distribution fee:
	Class B	262,069
	Class C	1,094,167
	Service fee:
	Class B	87,356
	Class C	364,722
	Distribution and service fees:
	Class A	1,761,829
	Pricing and bookkeeping fees	71,691
	Transfer agent fee	2,590,519
	Trustees' fees	18,878
	Custody fee	11,923
	Chief compliance officer expenses	845
	Other expenses	744,350
	Expenses before interest expense	19,162,059
	Interest expense	529
	Total Expenses	19,162,588
	Fees waived by transfer agent	(360,809)
	Expense reductions	(40)
	Net Expenses	18,801,739
	Net Investment Income	513,090
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
	Net realized gain (loss) on:
	Investments	86,146,482
	Foreign currency transactions	(788)
	Net realized gain	86,145,694
	Net change in unrealized appreciation (depreciation) on:
	Investments	729,589,537
	Foreign currency translations	126
	Net change in unrealized appreciation (depreciation)	729,589,663
	Net Gain	815,735,357
	Net Increase Resulting from Operations	816,248,447

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – Columbia Marsico Focused Equities Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended August 31, 2009 ($)	Year Ended February 28, 2009 ($)
Operations	Net investment income	513,090	13,333,683
	Net realized gain (loss) on investments and foreign currency transactions	86,145,694	(741,614,943)
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	729,589,663	(1,125,212,355)
	Net increase (decrease) resulting from operations	816,248,447	(1,853,493,615)
Distributions to Shareholders	From net investment income:
	Class A	(1,978,565)	(5,115,178)
	Class B	(23,928)	—
	Class C	(101,521)	—
	Class Z	(1,784,561)	(5,515,027)
	Total distributions to shareholders	(3,888,575)	(10,630,205)
	Net Capital Stock Transactions	(333,653,971)	(154,351,441)
	Increase from regulatory settlements	51,132	—
	Total increase (decrease) in net assets	478,757,033	(2,018,475,261)
Net Assets	Beginning of period	2,510,074,429	4,528,549,690
	End of period	2,988,831,462	2,510,074,429
	Undistributed net investment income at end of period	419,853	3,795,338

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Marsico Focused Equities Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	6,215,867	94,376,944	68,650,195	1,203,374,318
Distributions reinvested	109,814	1,701,013	247,808	3,560,998
Redemptions	(21,968,496)	(313,052,155)	(82,964,256)	(1,329,128,330)
Net decrease	(15,642,815)	(216,974,198)	(14,066,253)	(122,193,014)
Class B
Subscriptions	87,492	1,174,833	274,964	4,508,854
Distributions reinvested	1,188	17,007	—	—
Redemptions	(1,102,774)	(15,123,205)	(4,547,035)	(80,502,395)
Net decrease	(1,014,094)	(13,931,365)	(4,272,071)	(75,993,541)
Class C
Subscriptions	742,928	10,311,341	3,062,920	50,325,254
Distributions reinvested	3,190	45,811	—	—
Redemptions	(3,149,273)	(43,643,933)	(7,223,270)	(118,765,016)
Net decrease	(2,403,155)	(33,286,781)	(4,160,350)	(68,439,762)
Class Z
Subscriptions	9,487,578	142,698,446	35,635,168	585,520,995
Distributions reinvested	68,671	1,086,384	258,336	4,064,120
Redemptions	(14,001,159)	(213,246,457)	(26,996,159)	(477,310,239)
Net increase (decrease)	(4,444,910)	(69,461,627)	8,897,345	112,274,876

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Marsico Focused Equities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Period Ended February 29,		Year Ended March 31,
Class A Shares	2009		2009	2008 (a)(b)(d)		2007 (d)	2006 (c)(d)		2005 (d)		2004 (d)
Net Asset Value, Beginning of Period	$12.76		$21.59	$21.81		$21.10	$17.67		$16.79		$12.70
Income from Investment Operations:
Net investment income (loss) (e)	—	(f)	0.07	0.02		(0.04)	(0.05)		(0.06)		(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	4.50		(8.86)	0.02		0.75	3.48		0.94		4.17
Total from investment operations	4.50		(8.79)	0.04		0.71	3.43		0.88		4.09
Less Distributions to Shareholders:
From net investment income	(0.02)		(0.04)	—		—	—		—		—
From net realized gains	—		—	(0.26)		—	—		—		—
Total distributions to shareholders	(0.02)		(0.04)	(0.26)		—	—		—		—
Increase from regulatory settlements	—	(f)	—	—		—	—		—		—
Net Asset Value, End of Period	$17.24		$12.76	$21.59		$21.81	$21.10		$17.67		$16.79
Total return (g)(h)	35.30	%(i)	(40.73)%	0.00	%(i)	3.36%	19.41%		5.24%		32.20%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.34	%(k)	1.26%	1.22	%(k)	1.24%	1.22%		1.30%		1.34%
Interest expense	—	%(k)(l)	—	—	%(k)(l)	—	—		—		—
Net expenses (j)	1.34	%(k)	1.26%	1.22	%(k)	1.24%	1.22%		1.30%		1.34%
Waiver/Reimbursement	0.02	%(k)	0.05%	0.03	%(k)	0.04%	0.08	%(m)	0.03	%(m)	0.03	%(m)
Net investment income (loss) (j)	0.04	%(k)	0.37%	0.11	%(k)	(0.19)%	(0.27)%		(0.37)%		(0.49)%
Portfolio turnover rate	36	%(i)	85%	—	%(i)(l)(n)	—	—		—		—
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		—	82	%(i)	52%	71%		89%		96%
Net assets, end of period (000s)	$1,503,484		$1,312,382	$2,524,540		$2,488,288	$2,061,076		$1,256,948		$1,030,985

(a)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

(m)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(n)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Marsico Focused Equities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Period Ended February 29,		Year Ended March 31,
Class B Shares	2009		2009	2008 (a)(b)(d)		2007 (d)	2006 (c)(d)		2005 (d)		2004 (d)
Net Asset Value, Beginning of Period	$11.80		$20.07	$20.42		$19.91	$16.80		$16.08		$12.25
Income from Investment Operations:
Net investment loss (e)	(0.05)		(0.07)	(0.13)		(0.17)	(0.18)		(0.18)		(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	4.16		(8.20)	0.04		0.68	3.29		0.90		4.02
Total from investment operations	4.11		(8.27)	(0.09)		0.51	3.11		0.72		3.83
Less Distributions to Shareholders:
From net investment income	(0.01)		—	—		—	—		—		—
From net realized gains	—		—	(0.26)		—	—		—		—
Total distributions to shareholders	(0.01)		—	(0.26)		—	—		—		—
Increase from regulatory settlements	—	(f)	—	—		—	—		—		—
Net Asset Value, End of Period	$15.90		$11.80	$20.07		$20.42	$19.91		$16.80		$16.08
Total return (g)(h)	34.79	%(i)	(41.21)%	(0.64	)%(i)	2.56%	18.51%		4.48%		31.27%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	2.09	%(k)	2.01%	1.97	%(k)	1.99%	1.97%		2.05%		2.09%
Interest expense	—	%(k)(l)	—	—	%(k)(l)	—	—		—		—
Net expenses (j)	2.09	%(k)	2.01%	1.97	%(k)	1.99%	1.97%		2.05%		2.09%
Waiver/Reimbursement	0.02	%(k)	0.05%	0.03	%(k)	0.04%	0.08	%(m)	0.03	%(m)	0.03	%(m)
Net investment loss (j)	(0.72	)%(k)	(0.40)%	(0.67	)%(k)	(0.85)%	(1.01)%		(1.12)%		(1.24)%
Portfolio turnover rate	36	%(i)	85%	—	%(i)(l)(n)	—	—		—		—
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		—	82	%(i)	52%	71%		89%		96%
Net assets, end of period (000s)	$71,368		$64,937	$196,114		$348,836	$509,933		$517,489		$576,884

(a)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(d)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

(m)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(n)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Marsico Focused Equities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Period Ended February 29,		Year Ended March 31,
Class C Shares	2009		2009	2008 (a)(b)(d)		2007 (d)	2006 (c)(d)		2005 (d)		2004 (d)
Net Asset Value, Beginning of Period	$11.84		$20.13	$20.49		$19.97	$16.85		$16.13		$12.29
Income from Investment Operations:
Net investment loss (e)	(0.05)		(0.07)	(0.15)		(0.18)	(0.19)		(0.18)		(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	4.17		(8.22)	0.05		0.70	3.31		0.90		4.03
Total from investment operations	4.12		(8.29)	(0.10)		0.52	3.12		0.72		3.84
Less Distributions to Shareholders:
From net investment income	(0.01)		—	—		—	—		—		—
From net realized gains	—		—	(0.26)		—	—		—		—
Total distributions to shareholders	(0.01)		—	(0.26)		—	—		—		—
Increase from regulatory settlements	—	(f)	—	—		—	—		—		—
Net Asset Value, End of Period	$15.95		$11.84	$20.13		$20.49	$19.97		$16.85		$16.13
Total return (g)(h)	34.76	%(i)	(41.18)%	(0.69	)%(i)	2.60%	18.52%		4.46%		31.24%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	2.09	%(k)	2.01%	1.97	%(k)	1.99%	1.97%		2.05%		2.09%
Interest expense	—	%(k)(l)	—	—	%(k)(l)	—	—		—		—
Net expenses (j)	2.09	%(k)	2.01%	1.97	%(k)	1.99%	1.97%		2.05%		2.09%
Waiver/Reimbursement	0.02	%(k)	0.05%	0.03	%(k)	0.04%	0.08	%(m)	0.03	%(m)	0.03	%(m)
Net investment loss (j)	(0.71	)%(k)	(0.38)%	(0.74	)%(k)	(0.92)%	(1.01)%		(1.12)%		(1.24)%
Portfolio turnover rate	36	%(i)	85%	—	%(i)(l)(n)	—	—		—		—
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		—	82	%(i)	52%	71%		89%		96%
Net assets, end of period (000s)	$309,550		$258,191	$522,644		$582,805	$532,250		$382,989		$342,885

(a)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(d)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

(m)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(n)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Marsico Focused Equities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Period Ended February 29,		Year Ended March 31,
Class Z Shares	2009		2009	2008 (a)(b)(d)		2007 (d)	2006 (c)(d)		2005 (d)		2004 (d)
Net Asset Value, Beginning of Period	$13.02		$22.06	$22.22		$21.45	$17.92		$16.98		$12.81
Income from Investment Operations:
Net investment income (loss) (e)	0.02		0.13	0.09		0.01	—	(f)	(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	4.60		(9.07)	0.01		0.76	3.53		0.96		4.21
Total from investment operations	4.62		(8.94)	0.10		0.77	3.53		0.94		4.17
Less Distributions to Shareholders:
From net investment income	(0.03)		(0.10)	—		—	—		—		—
From net realized gains	—		—	(0.26)		—	—		—		—
Total distributions to shareholders	(0.03)		(0.10)	(0.26)		—	—		—		—
Increase from regulatory settlements	—	(f)	—	—		—	—		—		—
Net Asset Value, End of Period	$17.61		$13.02	$22.06		$22.22	$21.45		$17.92		$16.98
Total return (g)(h)	35.49	%(i)	(40.60)%	0.27	%(i)	3.59%	19.70%		5.54%		32.55%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.09	%(k)	1.01%	0.97	%(k)	0.99%	0.97%		1.05%		1.09%
Interest expense	—	%(k)(l)	—	—	%(k)(l)	—	—		—		—
Net expenses (j)	1.09	%(k)	1.01%	0.97	%(k)	0.99%	0.97%		1.05%		1.09%
Waiver/Reimbursement	0.02	%(k)	0.05%	0.03	%(k)	0.04%	0.08	%(m)	0.03	%(m)	0.03	%(m)
Net investment income (loss) (j)	0.30	%(k)	0.65%	0.40	%(k)	0.06%	(0.01)%		(0.12)%		(0.24)%
Portfolio turnover rate	36	%(i)	85%	—	%(i)(l)(n)	—	—		—		—
Turnover of Columbia Marsico Focused Equities Master Portfolio	—		—	82	%(i)	52%	71%		89%		96%
Net assets, end of period (000s)	$1,104,430		$874,565	$1,285,252		$1,247,610	$1,022,812		$751,124		$701,306

(a)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(b)  Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.

(c)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(d)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

(m)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(n)  Amount represents results after the Fund's conversion to a stand-alone structure on February 28, 2008.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements – Columbia Marsico Focused Equities Fund
August 31, 2009 (Unaudited)

Note 1. Organization

Columbia Marsico Focused Equities Fund (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks long-term growth of capital.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable. Effective June 22, 2009, the Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 12, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

15

Columbia Marsico Focused Equities Fund, August 31, 2009 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

16

Columbia Marsico Focused Equities Fund, August 31, 2009 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended February 28, 2009 was as follows:

Ordinary Income*	$10,630,205
Long-Term Capital Gains	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at August 31, 2009, based on cost of investments for federal income tax were:

Unrealized appreciation	$539,607,752
Unrealized depreciation	(101,105,813)
Net unrealized appreciation	$438,501,939

The following capital loss carryforwards, determined as of February 28, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2017	$262,876,521

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax

17

Columbia Marsico Focused Equities Fund, August 31, 2009 (Unaudited)

laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.75%
$500 million to $1 billion	0.70%
$1 billion to $1.5 billion	0.65%
$1.5 billion to $3 billion	0.60%
$3 billion to $6 billion	0.58%
Over $6 billion	0.56%

For the six month period ended August 31, 2009, the Fund's annualized effective investment advisory fee rate was 0.65% of the Fund's average daily net assets.

To the extent that the Fund is not benefiting from a separate contractual expense limitation arrangement, Columbia has contractually agreed to waive a portion of its advisory fees through June 30, 2010.

The waiver amount is calculated based on the difference between the dollar amount of sub-advisory fees that would have been payable to Marsico Capital Management, LLC ("Marsico") based on the annualized rate of 0.45% of the Fund's average daily net assets, and the dollar amount of sub-advisory fees calculated on a monthly basis based on the annualized sub-advisory fee rate effective January 1, 2008 in which Marsico is entitled from the Fund which is described under the Sub-Advisory Fee note below. The annualized fee rate of 0.45% represents the sub-advisory fee rate which Marsico was entitled to receive prior to January 1, 2008.

In the absence of a separate contractual expense limitation arrangement, the advisory fee waiver for the Fund would be calculated as follows:

Fund Average Daily Net Assets*	Advisory Fee Waiver
Assets up to $18 billion	0.00%
Assets in excess of $18 billion and up to $21 billion	0.05%
Assets in excess of $21 billion	0.10%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund; (ii) Columbia Marsico Focused Equities Fund; (iii) Columbia Marsico 21st Century Fund; (iv) Columbia Marsico Growth Fund, Variable Series; (v) Columbia Marsico Focused Equities Fund, Variable Series; (vi) Columbia Marsico 21st Century Fund, Variable Series; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

For the six month period ended August 31, 2009, Columbia did not waive investment advisory fees for the Fund.

Sub-Advisory Fee

Marsico has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, and subject to the oversight of Columbia and the Fund's Board of Trustees, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee.

Marsico is entitled to receive a monthly sub-advisory fee for its services provided to the Fund at the following annual rates:

Fund Average Daily Net Assets*	Annual Fee Rate
Assets up to $18 billion	0.45%
Assets in excess of $18 billion and up to $21 billion	0.40%
Assets in excess of $21 billion	0.35%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund; (ii) Columbia Marsico Focused Equities Fund; (iii) Columbia Marsico 21st Century Fund; (iv) Columbia Marsico Growth Fund, Variable Series; (v) Columbia Marsico Focused Equities Fund, Variable Series; (vi) Columbia Marsico 21st Century Fund, Variable Series; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which the Advisor and Marsico mutually agree in writing.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of

18

Columbia Marsico Focused Equities Fund, August 31, 2009 (Unaudited)

0.22% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to May 1, 2009, the Transfer Agent voluntarily waived a portion of its fees for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) did not exceed 0.02% annually of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended August 31, 2009, the Distributor has retained net underwriting discounts of $23,998 on sales of the Fund's Class A shares and received net CDSC fees of $65, $68,650 and $17,647 on Class A, Class B and Class C share redemptions, respectively.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Fund and a combined distribution and shareholder servicing plan for the Class A shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate

19

Columbia Marsico Focused Equities Fund, August 31, 2009 (Unaudited)

or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

Expense Limits and Fee Waivers

Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.20% of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Other Related Party Transactions

In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended August 31, 2009 was $15,682.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended August 31, 2009, these custody credits reduced total expenses by $40 for the Fund.

Note 6. Portfolio Information

For the six month period ended August 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $967,523,577 and $1,501,215,905, respectively.

Note 7. Regulatory Settlements

As of August 31, 2009, the Fund had received payments of $51,132 relating to certain regulatory settlements with third parties that the Fund had participated in during the six month

20

Columbia Marsico Focused Equities Fund, August 31, 2009 (Unaudited)

period. The payments have been included in "Increase from regulatory settlements" on the Statement of Changes in Net Assets.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2009, the average daily loan balance outstanding on days where borrowing existed was $12,150,000 at a weighted average interest rate of 0.783%.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

For the six month period ended August 31, 2009, the Fund did not participate in the securities lending program.

Note 10. Shares of Beneficial Interest

As of August 31, 2009, 25.5% of the Fund's shares outstanding were beneficially owned by three participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2009, the Fund had one shareholder that held 10.6% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 11. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the

21

Columbia Marsico Focused Equities Fund, August 31, 2009 (Unaudited)

federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 12. Subsequent Events

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

On October 15, 2009, the committed line of credit discussed in Note 8 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

22

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Marsico Focused Equities Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

25

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Marsico Focused Equities Fund

Semiannual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/23324-0809 (10/09) 09/91000

Columbia Management®

Semiannual Report

August 31, 2009

International/Global
Stock Funds

■  Columbia Global Value Fund

■  Columbia International Value Fund

■  Columbia Marsico Global Fund

■  Columbia Marsico International Opportunities Fund

■  Columbia Multi-Advisor International Equity Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Columbia Global Value Fund	1

Columbia International Value Fund	5

Columbia Marsico Global Fund	9

Columbia Marsico International Opportunities Fund	13

Columbia Multi-Advisor International Equity Fund	17

Investment Portfolios	21

Financial Statements	36

Columbia International Value Master Portfolio	81

Investment Portfolio	82

Financial Statements	85

Important Information About This Report	97

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500® Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 12 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Fund Profile – Columbia Global Value Fund

Summary

■  For the six-month period that ended August 31, 2009, the fund's Class A shares returned 49.23% without sales charge. The MSCI World Index1 returned 46.66% for the same period. The fund benefited from stock selection and an overweight in semiconductors & semiconductor equipment and communications equipment industries. By contrast, the fund's overweight in the diversified telecommunications service industry detracted from relative returns. Although the fund's pharmaceutical positions advanced, they were a drag on relative performance because the fund was overweight in the industry, which underperformed the overall benchmark.

■  Robust gains for the fund's holdings in the commercial banks, pharmaceuticals and diversified telecommunications services industries generally had the most positive impact on overall returns. Top contributors within these industries included Fifth Third Bancorp. (United States—commercial banks), AstraZeneca (United Kingdom—pharmaceuticals), and Telecom Italia (Italy—diversified telecommunications services) (1.7%, 2.3% and 3.8% of net assets, respectively). Advancing share prices for positions in the semiconductors & semiconductor equipment, communications equipment, diversified financial services and insurance industries also helped performance, including Micron Technology (United States—semiconductors & semiconductor equipment), Alcatel-Lucent (France—communications equipment), Bank of America (United States—diversified financial services) and Aegon (Netherlands—insurance) (1.9%, 2.7%, 1.8% and 2.3% of net assets, respectively). While most holdings made positive contributions to returns, declines for CIT Group (United States—diversified financial services), which was sold before the end of the period, and SUPERVALU (United States—food & staples retailing) (0.5% of net assets) weighed on performance.

■  Among countries, holdings based in the United States, the Netherlands and France tended to experience the most substantial gains during the period. Positions from these countries that posted gains included Unisys (United States—IT services), which was sold before the end of the period; STMicroelectronics (Netherlands—semiconductors & semiconductor equipment) and Carrefour (France—food & staples retailing) (2.2% and 1.2% of net assets, respectively). Holdings in the United Kingdom, Japan and Italy also made positive contributions. With most holdings advancing, no country made a negative contribution to absolute returns.

■  As of August 31, 2009, the United States and Japan were the most substantial country weights in the portfolio and the diversified telecommunication services industry was the most substantial industry overweight. Fund weights are the result of stock selection.

1The Morgan Stanley Capital International (MSCI) World Index tracks the performance of global stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+49.23%

Class A shares (without sales charge)

+46.66%

MSCI World Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Global Value Fund

Portfolio Management

Columbia Management Advisors, LLC ("CMA") is an SEC-registered investment adviser and indirect, wholly owned subsidiary of Bank of America Corporation. CMA has retained Brandes Investment Partners, L.P. ("Brandes") to serve as an investment subadvisor. As the investment subadvisor, Brandes manages the fund on a day-to-day basis. Brandes is an SEC-registered investment adviser and unaffiliated with Bank of America Corporation.

The following are the seven voting members of Brandes' Large Cap Investment Committee who are jointly responsible for making day-to-day investment decisions for the Fund: Glenn Carlson, Brent Woods, Amelia Morris, Jim Brown, Keith Colestock, Brent Fredberg, and Jeffrey Germain. Chief Executive Officer (CEO) Glenn Carlson has been with Brandes since 1986, serving as Managing Partner from 1996-2002, co-CEO from 2002-2004, and CEO since 2004. Brent Woods has been with Brandes since 1995, serving as Managing Partner from 1998-2002, and Managing Director of Investments since 2002. Amelia Morris has been with Brandes since 1998, serving as a Senior Research Analyst from 1998-2004, and Director of Investments since 2004. Jim Brown has been with Brandes since 1996, serving as a Senior Research Analyst from 1996-2004, and Director of Investments since 2004. Keith Colestock has been with Brandes since 1995, serving as Senior Research Analyst from 2001-2004, and Director of Investments since 2004. Brent Fredberg has been with Brandes since 1999, serving as an Analyst from 1999-2003, and Senior Research Analyst since 2003. Jeffrey Germain has been with Brandes since 2001, serving as a Research Associate from 2001-2004, Senior Research Associate from 2004-2005, and Research Analyst since 2005.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Source for all statistical data: Columbia Management Advisors, LLC.

Source for all stock-specific commentary: Brandes

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Global Value Fund

Performance of a $10,000 investment 04/16/01 – 08/31/09 ($)

Sales charge	without	with
Class A	12,313	11,605
Class B	11,573	11,573
Class C	11,570	11,570
Class Z	12,611	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Global Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		Z
Inception	04/16/01		04/16/01		04/16/01		04/16/01
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	49.23	40.73	48.42	43.42	48.41	47.41	49.50
1-year	–19.24	–23.92	–19.85	–23.68	–19.86	–20.62	–18.95
5-year	0.19	–0.99	–0.55	–0.76	–0.56	–0.56	0.49
Life	2.52	1.79	1.76	1.76	1.76	1.76	2.81

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	41.67	33.61	41.35	36.35	41.34	40.34	41.76
1-year	–4.42	–9.98	–5.10	–9.64	–5.11	–6.02	–4.22
5-year	0.66	–0.53	–0.08	–0.30	–0.09	–0.09	0.92
Life	2.82	2.10	2.06	2.06	2.05	2.05	3.09

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.63
Class B	2.38
Class C	2.38
Class Z	1.38

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	5.86
Class B	5.65
Class C	5.65
Class Z	5.91

Distributions declared per share

03/01/09 – 08/31/09 ($)
Class A	0.27
Class B	0.22
Class C	0.22
Class Z	0.29

Understanding Your Expenses – Columbia Global Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,492.31	1,016.99	10.24	8.29	1.63
Class B	1,000.00	1,000.00	1,484.20	1,013.21	14.90	12.08	2.38
Class C	1,000.00	1,000.00	1,484.10	1,013.21	14.90	12.08	2.38
Class Z	1,000.00	1,000.00	1,494.99	1,018.25	8.68	7.02	1.38

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia International Value Fund

Summary

■  For the six-month period that ended August 31, 2009, the fund's Class A shares returned 47.13% without sales charge. The MSCI EAFE Value Index1 returned 63.93% for the same period. Prior to April 1, 2009, the fund's benchmark was the MSCI EAFE Index2. The fund changed its benchmark effective April 1, 2009 because the Advisor believes that the MSCI EAFE Value Index more closely aligns with the historical value bias of the fund and better conveys the fund's characteristics and risk profile compared to the prior benchmark. Overweights in the diversified telecommunication services industry as well as underweights in commercial banks and the regions of Australia and Spain weighed on performance. Stock selection in the food & staples retailing and commercial banks industries and also in holdings based in Sweden, the Netherlands and Japan further detracted from relative return.

■  Stock selection in the electric utilities and semiconductors & semiconductor equipment industries made a positive contribution to performance relative to the benchmark. We also did well to underweight the oil and gas industry, which was a weak performer during the period.

■  Amid a period of widespread gains in non-U.S. equity markets, advances for the fund's holdings in commercial banks, diversified telecommunication services and semiconductors & semiconductor equipment industries had the most substantial positive impact upon returns. Advances for positions in insurance, pharmaceuticals and chemicals also helped drive favorable results for the period. Within these industries, top contributors included Barclays (United Kingdom—commercial banks), Portugal Telecom (Portugal—diversified telecommunication services), and United Microelectronics (Taiwan—semiconductors & semiconductor equipment) (1.6%, 3.0% and 0.7% of net assets, respectively). Declining share prices among individual positions, such as J Sainsbury (United Kingdom—food & staples retailing) and ENI (Italy—oil, gas & consumable fuels) (0.8% and 1.7% of net assets, respectively), had a negative impact on performance. From a country perspective, advances for the fund's holdings based in Japan, the United Kingdom and France, such as ITV (United Kingdom—media), Rohm (Japan—semiconductors & semiconductor equipment) and Alcatel-Lucent (France—communications equipment) (1.1%, 2.0% and 1.8% of net assets, respectively), delivered notable gains. Positions within the Netherlands, Germany and Brazil also helped lift overall results. None of the fund's exposure to individual countries resulted in negative performance.

1The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Value Index is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by Morgan Stanley Capital International, Inc. (MSCI) as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

2The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+47.13%

Class A shares (without sales charge)

+63.93%

MSCI EAFE Value Index

+53.47%

MSCI EAFE Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

The fund is a feeder fund that invests all or substantially all of its assets in a master portfolio. Holdings information referenced in this section is that of the master portfolio.

Fund Profile (continued) – Columbia International Value Fund

Portfolio Management

Columbia Management Advisors, LLC ("CMA") is an SEC-registered investment adviser and indirect, wholly owned subsidiary of Bank of America Corporation. CMA has retained Brandes Investment Partners, L.P. ("Brandes") to serve as an investment subadvisor. As the investment subadvisor, Brandes manages the master portfolio on a day-to-day basis. Brandes is an SEC-registered investment adviser and unaffiliated with Bank of America Corporation.

The following are the seven voting members of Brandes' Large Cap Investment Committee who are jointly responsible for making day-to-day investment decisions for the Fund: Glenn Carlson, Brent Woods, Amelia Morris, Jim Brown, Keith Colestock, Brent Fredberg, and Jeffrey Germain. Chief Executive Officer (CEO) Glenn Carlson has been with Brandes since 1986, serving as Managing Partner from 1996-2002, co-CEO from 2002-2004, and CEO since 2004. Brent Woods has been with Brandes since 1995, serving as Managing Partner from 1998-2002, and Managing Director of Investments since 2002. Amelia Morris has been with Brandes since 1998, serving as a Senior Research Analyst from 1998-2004, and Director of Investments since 2004. Jim Brown has been with Brandes since 1996, serving as a Senior Research Analyst from 1996-2004, and Director of Investments since 2004. Keith Colestock has been with Brandes since 1995, serving as Senior Research Analyst from 2001-2004, and Director of Investments since 2004. Brent Fredberg has been with Brandes since 1999, serving as an Analyst from 1999-2003, and Senior Research Analyst since 2003. Jeffrey Germain has been with Brandes since 2001, serving as a Research Associate from 2001-2004, Senior Research Associate from 2004-2005, and Research Analyst since 2005.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Source for all statistical data: Columbia Management Advisors, LLC.

Source for all stock-specific commentary: Brandes

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia International Value Fund

Performance of a $10,000 investment 09/01/99 – 08/31/09 ($)

Sales charge	without	with
Class A	19,557	18,432
Class B	18,140	18,140
Class C	18,140	18,140
Class Z	20,063	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia International Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		Z
Inception	12/27/95		05/22/98		06/15/98		12/27/95
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	47.13	38.72	46.53	41.53	46.48	45.48	47.21
1-year	–9.99	–15.19	–10.67	–14.86	–10.68	–11.52	–9.76
5-year	6.58	5.33	5.78	5.56	5.78	5.78	6.84
10-year	6.94	6.31	6.14	6.14	6.14	6.14	7.21

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	43.59	35.32	43.01	38.01	42.99	41.99	43.65
1-year	3.01	–2.91	2.27	–2.53	2.20	1.24	3.28
5-year	6.67	5.41	5.88	5.66	5.87	5.87	6.94
10-year	7.49	6.86	6.69	6.69	6.68	6.68	7.76

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.38
Class B	2.13
Class C	2.13
Class Z	1.13

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	13.83
Class B	13.32
Class C	13.30
Class Z	13.97

Understanding Your Expenses – Columbia International Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,471.29	1,017.95	8.97	7.32	1.44
Class B	1,000.00	1,000.00	1,465.29	1,014.17	13.61	11.12	2.19
Class C	1,000.00	1,000.00	1,464.79	1,014.17	13.61	11.12	2.19
Class Z	1,000.00	1,000.00	1,472.10	1,019.21	7.41	6.06	1.19

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Marsico Global Fund

Summary

■  For the six-month period ended August 31, 2009, the fund's Class A shares returned 39.16% without sales charge. The MSCI All Country World Index ND (net of dividends) returned 49.12% and the MSCI All Country World Index GD (gross of dividends) returned 49.65%.1 The average return of the funds in its peer group, the Lipper Global Large-Cap Growth Funds Classification, was 42.06%.2 As of August 31, 2009 and going forward, fund performance will only be compared to the MSCI All Country World Index net of dividends, which includes the impact of an estimated withholding tax on dividend reinvestment in its return. Stock selection in financials, consumer discretionary, energy and consumer staples were positive for performance. The fund also benefited from having little to no exposure to utilities and telecommunication services, which were the weakest performing sectors in the index. These positive moves relative to the index were offset by the impact of stock selection in materials, health care and information technology. Currency also had a significant negative impact on performance.

■  The fund benefited from having more exposure than the index to financials, where JPMorgan Chase, Goldman Sachs Group, Industrial & Commercial Bank of China, Standard Chartered and Wells Fargo (5.2%, 0.7%, 2.5%, 3.7% and 3.1% of net assets, respectively) each posted solid returns. Certain of the fund's consumer-related positions also fared well, such as Anheuser-Busch InBev, consumer products distributor Li & Fung and auto manufacturer Volkswagen (preferred shares) (4.5%, 1.7% and 1.3% of net assets, respectively). In energy, Brazil-headquartered oil service company Petroleo Brasileiro (4.4% of net assets) posted a solid return.

■  On average, the fund had more exposure to the United States and to companies whose securities trade in currencies highly correlated to the U.S. dollar. This positioning hurt the fund as the dollar weakened compared to many other major world currencies. The impact of currency on performance is a residual of the fund's investment process and not a central facet of its investment approach.

■  Stock selection in materials, health care and information technology also hampered performance. In the software and services industry, the fund's position in credit card processors MasterCard (2.0% of net assets) and Visa weighed on performance as their stock prices did not keep pace with the return of the MSCI index during the period. Visa was sold. In materials, agricultural products company Monsanto (1.0% of net assets) posted a lackluster return. The negative impact of Visa and Monsanto was amplified because the fund had more exposure to both positions than the index. In addition, several of the fund's biotechnology positions disappointed, notably Lonza Group (1.7% of net assets), which eked out only a modest gain, and Genzyme, which posted negative returns and was sold.

1The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) returns as of 08/31/09

+39.16%

Class A shares (without sales charge)

+49.12%

MSCI All Country World Index ND

+49.65%

MSCI All Country World Index GD

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Marsico Global Fund

■  During the period, the fund made significant additions to the financials and consumer discretionary sectors. The fund decreased exposure to consumer staples, health care and industrials. At the end of the period, the fund emphasized financials, information technology, consumer discretionary and industrials and maintained no exposure to utilities. The fund's largest country allocations were in the United States, Brazil, Switzerland and the United Kingdom. These country-level weights should be considered a residual of the fund's stock selection process rather than a major, proactive facet of its investment strategy.

Portfolio Management

Corydon J. Gilchrist has managed the fund since April 2008. He is associated with Marsico Capital Management, LLC, investment sub-advisor to the fund.

James G. Gendelman has managed the fund since 2000. He is associated with Marsico Capital Management, LLC, investment sub-advisor to the fund.

Thomas F. Marsico has managed the fund since April 2008. He is associated with Marsico Capital Management, LLC ("MCM"), investment sub-advisor to the fund.

Columbia Management Advisors, LLC ("CMA") and MCM are SEC-registered investment advisors. CMA is an indirect, wholly owned subsidiary of Bank of America Corporation. CMA has retained MCM to serve as investment sub-advisor. As the investment sub-advisor, MCM makes the investment decisions and manages all or a portion of the fund. MCM is not affiliated with Bank of America.

Source for all statistical data: Columbia Management Advisors, LLC.

Source for all stock-specific commentary: Marsico Capital Management, LLC.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Marsico Global Fund

Performance of a $10,000 investment 04/30/08 – 08/31/09 ($)

Sales charge	without	with
Class A	6,930	6,532
Class C	6,860	6,860
Class R	6,900	n/a
Class Z	6,950	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Marsico Global Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		C		R	Z
Inception	04/30/08		04/30/08		04/30/08	04/30/08
Sales charge	without	with	without	with	without	without
6-month (cumulative)	39.16	31.25	38.59	37.59	38.83	39.28
1-year	–23.85	–28.26	–24.37	–25.12	–24.09	–23.63
Life	–23.99	–27.28	–24.56	–24.56	–24.24	–23.83

Average annual total return as of 09/30/09 (%)

Share class	A		C		R	Z
Sales charge	without	with	without	with	without	without
6-month (cumulative)	45.21	36.82	44.79	43.79	44.91	45.51
1-year	–4.77	–10.30	–5.42	–6.37	–5.03	–4.52
Life	–17.74	–21.10	–18.35	–18.35	–17.97	–17.51

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	8.79
Class C	9.54
Class R	9.04
Class Z	8.54

Annual operating expense ratio
after contractual waivers (%)*

Class A	1.60
Class C	2.35
Class R	1.85
Class Z	1.35

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 06/30/10. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	6.93
Class C	6.86
Class R	6.90
Class Z	6.95

Understanding Your Expenses – Columbia Marsico Global Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,391.59	1,017.14	9.64	8.13	1.60
Class C	1,000.00	1,000.00	1,385.90	1,013.36	14.13	11.93	2.35
Class R	1,000.00	1,000.00	1,388.32	1,015.88	11.14	9.40	1.85
Class Z	1,000.00	1,000.00	1,392.80	1,018.40	8.14	6.87	1.35

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Marsico International Opportunities Fund

Summary

■  For the six-month period that ended August 31, 2009, Columbia Marsico International Opportunities Fund Class A shares returned 49.52% without sales charge. The fund's benchmark, the MSCI EAFE Index,1 returned 53.47%. The average return of its peer group, the Lipper International Large-Cap Growth Funds Classification2 was 46.11%.
■  In a period of rising stock prices worldwide, and improving global economic conditions, stock selection was strong in financials, energy and industrials. Swiss financial companies Credit Suisse Group and Julius Baer Holding (3.3% and 1.1% of net assets, respectively), were up sharply. Several of the fund's bank positions domiciled in emerging markets also fared well, including India-based ICICI Bank, Brazil-headquartered Itau Unibanco Holdings (1.6% and 1.5% of net assets, respectively) and Industrial & Commercial Bank of China, which was sold before the end of the period. In energy, Brazilian oil exploration and development company Petroleo Brasileiro (2.3% of net assets) had a material positive impact on performance. The fund's industrials holdings were led by wind turbine manufacturers Vestas Wind Systems and Gamesa Corp., Tecnologica (4.0% and 1.9% of net assets, respectively).

■  Several of the fund's sector allocations detracted from performance. The fund had less exposure than the index to the strong-performing financials sector and more exposure than the index to health care, telecommunication services and energy, which were weak performers. Stock selection in health care was also a material detractor to performance. For the period, currency fluctuations also had a material, negative effect on performance relative to the index. The fund was underweight in Australia, the United Kingdom and several other countries whose domestic currencies appreciated substantially relative to the U.S. dollar and other major currencies.

■  During the period, the fund made a significant increase to its financials position while decreasing exposure to health care and consumer staples. At the end of the period, financials, industrials, energy, information technology and health care were the fund's largest sector allocations. The fund's most significant country allocations were to Japan, the United Kingdom, Switzerland, Brazil, Germany and Spain. Country exposure should generally be considered a residual of the fund's stock selection process and not a major, proactive facet of its investment strategy.

1The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+49.52%

Class A shares (without sales charge)

+53.47%

MSCI EAFE Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Marsico International Opportunities Fund

Portfolio Management

James G. Gendelman has managed the fund since August 2000. He is associated with Marsico Capital Management, LLC ("MCM"), investment sub-advisor to the fund.

Columbia Management Advisors, LLC ("CMA") and MCM are SEC-registered investment advisors. CMA is an indirect, wholly owned subsidiary of Bank of America Corporation. CMA has retained MCM to serve as investment sub-advisor. As the investment sub-advisor, MCM makes the investment decisions and manages all or a portion of the fund. MCM is not affiliated with Bank of America.

Source for all statistical data: Columbia Management Advisors, LLC.

Source for all stock-specific commentary: Marsico Capital Management, LLC.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Marsico International Opportunities Fund

Performance of a $10,000 investment 08/01/00 – 08/31/09 ($)

Sales charge	without	with
Class A	13,552	12,773
Class B	12,651	12,651
Class C	12,664	12,664
Class R	13,434	n/a
Class Z	13,859	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Marsico International Opportunities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		R	Z
Inception	08/01/00		08/01/00		08/01/00		01/23/06	08/01/00
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	49.52	40.97	48.94	43.94	48.86	47.86	49.42	49.78
1-year	–20.60	–25.18	–21.21	–25.11	–21.19	–21.97	–20.82	–20.42
5-year	5.63	4.38	4.83	4.51	4.85	4.85	5.44	5.89
Life	3.40	2.73	2.62	2.62	2.63	2.63	3.30	3.66

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	48.59	40.01	47.90	42.90	48.05	47.05	48.35	48.80
1-year	–1.58	–7.23	–2.26	–7.10	–2.26	–3.23	–1.80	–1.34
5-year	6.07	4.82	5.28	4.96	5.28	5.28	5.89	6.32
Life	3.98	3.31	3.20	3.20	3.21	3.21	3.88	4.24

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns for Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to a higher Rule 12b-1 fee.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.52
Class B	2.27
Class C	2.27
Class R	1.77
Class Z	1.27

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	9.91
Class B	9.40
Class C	9.41
Class R	9.89
Class Z	10.06

Distributions declared per share

03/01/09 – 08/31/09 ($)
Class A	0.18
Class B	0.09
Class C	0.09
Class R	0.15
Class Z	0.20

Understanding Your Expenses – Columbia Marsico International Opportunities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,495.19	1,017.24	9.94	8.03	1.58
Class B	1,000.00	1,000.00	1,489.39	1,013.46	14.62	11.82	2.33
Class C	1,000.00	1,000.00	1,488.58	1,013.46	14.62	11.82	2.33
Class R	1,000.00	1,000.00	1,494.18	1,015.98	11.50	9.80	1.83
Class Z	1,000.00	1,000.00	1,497.81	1,018.50	8.37	6.77	1.33

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Multi-Advisor International Equity Fund

Summary

■  For the six-month period that ended August 31, 2009, Columbia Multi-Advisor International Equity Fund Class A shares returned 50.53% without sales charge. The MSCI EAFE Index1 returned 53.47%. The average return of the fund's peer group, the Lipper International Large Cap Core Funds Classification,2 was 50.01%. The fund participated in the market rally, despite some modest disappointments that were the result of sector weights relative to the index.

On July 8, 2009, the fund's management team changed. Columbia Management Advisors, LLC assumed management responsibility for the portion of the fund's assets formerly sub-advised by Causeway Capital Management, LLC. Fred Copper and Colin Moore are now co-managers of the fund for Columbia.

■  For Columbia, the top-performing sectors were energy, utilities and consumer staples. Some individual companies that aided results included France-based AXA, an insurance company, and Technip, an energy service firm. Both were sold. Clariant (0.3% of net assets), a chemical company in Switzerland, was also helpful. Companies that impaired performance included Netherlands-based ING Groep, a global financial services company, and OPAP, a gaming company in Greece (0.6% and 0.3% of net assets, respectively). Both remain in the portfolio.

■  In the Marsico portion, stock selection in the financials, energy and industrials sectors contributed to return. Credit Suisse Group, a financial institution in Switzerland; Petroleo Brasileiro, an energy company in Brazil; and Vestas Wind Systems, a wind turbine manufacturer in Denmark, were notable performers (1.8%, 1.2% and 2.1% of net assets, respectively). JC Decaux, a French advertising company, is an example of a stock that hurt return and was sold. A modest underweight in the strongly performing financials sector and overweights to the weaker health care, telecommunication and energy sectors disappointed. Underweights in Australia, the United Kingdom and other countries whose currencies appreciated relative to the U.S. dollar also held back results.

■  By the end of the period, exposure to the financials sector had been increased in the Marsico portion of the portfolio, and allocations to the health care and consumer staples sectors had been trimmed. Significant country exposures were to Japan, the UK, Switzerland, Brazil, Germany and Spain.

1The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+50.53%

Class A shares (without sales charge)

+53.47%

MSCI EAFE Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Multi-Advisor International Equity Fund

Portfolio Management

Columbia Multi-Advisor International Equity Fund is managed by Marsico Capital Management, LLC ("MCM") and Columbia Management Advisors, LLC ("CMA"). Each manages approximately one-half of the fund's assets. James G. Gendelman manages MCM's portion of the fund. He has been with MCM since May 2000. Fred Copper has co-managed CMA's portion of the fund since July 2009 and has been associated with the fund or its predecessors since 2005. Colin Moore has co-managed Columbia's portion of the fund since July 2009 and has been associated with the fund or its predecessors since 2002.

CMA and MCM are SEC-registered investment advisors. CMA is an indirect, wholly owned subsidiary of Bank of America Corporation. CMA has retained MCM to serve as investment sub-advisor. As the investment sub-advisor, MCM makes the investment decisions and manages all or a portion of the fund. MCM is not affiliated with Bank of America.

Sources for all statistical data: Columbia Management Advisors, LLC.

Source for all stock-specific commentary: Marsico Capital Management, LLC and Columbia Management Advisors, LLC.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Multi-Advisor International Equity Fund

Performance of a $10,000 investment 09/01/99 – 08/31/09 ($)

Sales charge	without	with
Class A	12,601	11,880
Class B	11,576	11,576
Class C	11,740	11,740
Class R	12,485	n/a
Class Z	12,814	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Multi-Advisor International Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		R	Z
Inception	06/03/92		06/07/93		06/17/92		01/23/06	12/02/91
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	50.53	41.94	49.96	44.96	50.19	49.19	50.34	50.84
1-year	–18.34	–23.02	–18.89	–22.86	–18.88	–19.67	–18.53	–18.10
5-year	4.89	3.64	4.12	3.80	4.13	4.13	4.69	5.16
10-year	2.34	1.74	1.47	1.47	1.62	1.62	2.24	2.51

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	47.72	39.28	47.13	42.13	47.31	46.31	47.42	47.86
1-year	–1.18	–6.88	–1.96	–6.76	–1.89	–2.85	–1.46	–0.98
5-year	5.13	3.89	4.35	4.03	4.36	4.36	4.92	5.41
10-year	2.76	2.15	1.88	1.88	2.03	2.03	2.65	2.92

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The inception date of the fund's Class R shares is January 23, 2006. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.27
Class B	2.02
Class C	2.02
Class R	1.52
Class Z	1.02

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	10.97
Class B	10.01
Class C	9.89
Class R	10.96
Class Z	11.11

Distributions declared per share

03/01/09 – 08/31/09 ($)
Class A	0.20
Class B	0.19
Class C	0.19
Class R	0.20
Class Z	0.21

Understanding Your Expenses – Columbia Multi-Advisor International Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,505.32	1,018.80	8.02	6.46	1.27
Class B	1,000.00	1,000.00	1,499.62	1,015.02	12.73	10.26	2.02
Class C	1,000.00	1,000.00	1,501.89	1,015.02	12.74	10.26	2.02
Class R	1,000.00	1,000.00	1,503.40	1,017.54	9.59	7.73	1.52
Class Z	1,000.00	1,000.00	1,508.39	1,020.06	6.45	5.19	1.02

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Global Value Fund

August 31, 2009 (Unaudited)

Common Stocks – 98.6%
	Shares	Value ($)
Consumer Discretionary – 4.0%
Multiline Retail – 2.0%
Marks & Spencer Group PLC	265,519	1,461,059
Multiline Retail Total		1,461,059
Specialty Retail – 2.0%
Home Depot, Inc.	51,000	1,391,790
Specialty Retail Total		1,391,790
Consumer Discretionary Total		2,852,849
Consumer Staples – 9.9%
Food & Staples Retailing – 6.3%
Carrefour SA	18,500	871,101
Koninklijke Ahold NV	76,660	897,991
Safeway, Inc.	84,400	1,607,820
SUPERVALU, Inc.	23,186	332,719
Wm. Morrison Supermarkets PLC	177,232	799,729
Food & Staples Retailing Total		4,509,360
Food Products – 3.6%
Sara Lee Corp.	135,760	1,315,515
Unilever NV	43,300	1,210,149
Food Products Total		2,525,664
Consumer Staples Total		7,035,024
Financials – 20.7%
Commercial Banks – 11.4%
Fifth Third Bancorp.	111,625	1,221,177
Intesa Sanpaolo SpA (a)	208,578	903,780
Mitsubishi UFJ Financial Group, Inc.	197,500	1,260,774
Mizuho Financial Group, Inc.	506,900	1,242,055
PNC Financial Services Group, Inc.	25,893	1,102,783
Royal Bank of Scotland Group PLC (a)	543,344	508,503
Sumitomo Mitsui Financial Group, Inc.	28,300	1,219,591
Wells Fargo & Co.	25,159	692,376
Commercial Banks Total		8,151,039
Diversified Financial Services – 3.4%
Bank of America Corp. (b)	71,524	1,258,107
Citigroup, Inc.	232,369	1,161,845
Diversified Financial Services Total		2,419,952
Insurance – 5.9%
Aegon NV (a)	217,682	1,639,297
Mitsui Sumitomo Insurance Group Holdings, Inc.	50,700	1,430,279

	Shares	Value ($)
Tokio Marine Holdings, Inc.	37,300	1,110,382
Insurance Total		4,179,958
Financials Total		14,750,949
Health Care – 18.8%
Health Care Equipment & Supplies – 1.9%
Boston Scientific Corp. (a)	112,473	1,321,558
Health Care Equipment & Supplies Total		1,321,558
Health Care Providers & Services – 0.7%
Tenet Healthcare Corp. (a)	111,900	521,454
Health Care Providers & Services Total		521,454
Pharmaceuticals – 16.2%
AstraZeneca PLC	36,300	1,672,612
Bristol-Myers Squibb Co.	66,292	1,467,042
Daiichi Sankyo Co., Ltd.	47,100	1,004,766
GlaxoSmithKline PLC	89,320	1,748,534
Pfizer, Inc.	107,100	1,788,570
Sanofi-Aventis SA	28,449	1,929,921
Wyeth	41,500	1,985,775
Pharmaceuticals Total		11,597,220
Health Care Total		13,440,232
Industrials – 0.6%
Industrial Conglomerates – 0.6%
General Electric Co.	30,040	417,556
Industrial Conglomerates Total		417,556
Industrials Total		417,556
Information Technology – 20.5%
Communications Equipment – 5.8%
Alcatel-Lucent (a)	510,000	1,937,509
Motorola, Inc.	93,600	672,048
Telefonaktiebolaget LM Ericsson, Class B	160,989	1,540,132
Communications Equipment Total		4,149,689
Computers & Peripherals – 2.5%
Dell, Inc. (a)	112,930	1,787,682
Computers & Peripherals Total		1,787,682
Electronic Equipment, Instruments & Components – 2.3%
FUJIFILM Holdings Corp.	38,000	1,133,261
Hitachi Ltd.	156,000	549,898
Electronic Equipment, Instruments & Components Total		1,683,159
Office Electronics – 2.0%
Xerox Corp.	164,400	1,422,060
Office Electronics Total		1,422,060

See Accompanying Notes to Financial Statements.

Columbia Global Value Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Semiconductors & Semiconductor Equipment – 6.0%
Intel Corp.	68,159	1,384,991
Micron Technology, Inc. (a)	182,800	1,347,236
STMicroelectronics NV	178,900	1,548,315
Semiconductors & Semiconductor Equipment Total		4,280,542
Software – 1.9%
Microsoft Corp.	54,600	1,345,890
Software Total		1,345,890
Information Technology Total		14,669,022
Materials – 4.0%
Chemicals – 4.0%
Akzo Nobel NV	28,900	1,636,732
Dow Chemical Co.	56,900	1,211,401
Chemicals Total		2,848,133
Materials Total		2,848,133
Telecommunication Services – 20.1%
Diversified Telecommunication Services – 20.1%
AT&T, Inc.	62,827	1,636,643
Brasil Telecom Participacoes SA, ADR	13,451	585,656
Deutsche Telekom AG, Registered Shares	194,303	2,583,576
KT Corp., ADR	26,920	419,144
Nippon Telegraph & Telephone Corp.	48,000	2,145,943
Tele Norte Leste Participacoes SA, ADR	33,800	538,772
Telecom Italia SpA	1,281,993	2,071,273
Telecom Italia SpA, Savings Shares	565,300	640,227
Telefonica SA	42,374	1,068,546
Telefonos de Mexico SA de CV, ADR, Class L	23,700	440,583
Telmex Internacional SAB de CV, ADR	13,670	176,070
Verizon Communications, Inc.	66,400	2,061,056
Diversified Telecommunication Services Total		14,367,489
Telecommunication Services Total		14,367,489
Total Common Stocks (cost of $88,862,664)		70,381,254

Short-Term Obligation – 0.4%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09, at 0.140%, collateralized by a U.S. Government Agency obligation maturing 03/28/16, market value $329,400 (repurchase proceeds $320,001)	320,000	320,000
Total Short-Term Obligation (cost of $320,000)		320,000
Total Investments – 99.0% (cost of $89,182,664)(c)		70,701,254
Other Assets & Liabilities, Net – 1.0%		708,789
Net Assets – 100.0%		71,410,043

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Investments in affiliates during the six months ended August 31, 2009: Security name: Bank of America Corp.

Shares as of 02/28/09:	71,524
Shares purchased:	-
Shares sold:	-
Shares as of 08/31/09:	71,524
Net realized gain (loss):	$-
Dividend income earned:	$1,430
Value at end of period:	$1,258,107

(c)  Cost for federal income tax purposes is $89,182,664.

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$1,391,790	$1,461,059	$—	$2,852,849
Consumer Staples	3,256,054	3,778,970	—	7,035,024
Financials	5,436,288	9,314,661	—	14,750,949
Health Care	7,084,399	6,355,833	—	13,440,232
Industrials	417,556	—	—	417,556
Information Technology	7,959,907	6,709,115	—	14,669,022
Materials	1,211,401	1,636,732	—	2,848,133
Telecommunication Services	5,857,924	8,509,565	—	14,367,489
Total Common Stocks	32,615,319	37,765,935	—	70,381,254
Total Short-Term Obligation	—	320,000	—	320,000
Total Investments	$32,615,319	$38,085,935	$—	$70,701,254

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Columbia Global Value Fund

August 31, 2009 (Unaudited)

The Fund was invested in the following countries at August 31, 2009:

Summary of Securities by Country	Value	% of Total Investments
United States*	$30,775,094	43.5
Japan	11,096,950	15.7
Netherlands	6,932,484	9.8
United Kingdom	6,190,437	8.8
France	4,738,531	6.7
Italy	3,615,279	5.1
Germany	2,583,576	3.6
Sweden	1,540,132	2.2
Brazil	1,124,428	1.6
Spain	1,068,546	1.5
Mexico	616,653	0.9
South Korea	419,144	0.6
	$70,701,254	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia International Value Fund

August 31, 2009 (Unaudited)

Investment Company – 100.2%
Value ($)
Investment in Columbia Funds Master Investment Trust, LLC, Columbia International Value Master Portfolio (a)	1,620,073,597
Total Investments – 100.2%	1,620,073,597
Other Assets & Liabilities, Net – (0.2)%	(2,488,276)
Net Assets – 100.0%	1,617,585,321

Notes to Investment Portfolio:

(a)  The financial statements of Columbia International Value Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with Columbia International Value Fund's financial statements.

Columbia International Value Fund invests only in Columbia International Value Master Portfolio. At August 31, 2009, Columbia International Value Fund owned 85.4% of Columbia International Value Master Portfolio. Columbia International Value Master Portfolio was invested in the following countries at August 31, 2009.

Summary of Securities by Country	Value	% of Total Investments
Japan	$507,414,216	26.9
United Kingdom	315,216,906	16.7
France	212,597,159	11.3
Netherlands	173,690,584	9.2
Italy	118,707,700	6.3
Germany	109,379,260	5.8
Brazil	75,709,023	4.0
Portugal	57,743,482	3.1
Switzerland	57,150,131	3.0
South Korea	52,477,559	2.8
United States*	41,519,000	2.2
Finland	37,089,364	2.0
Sweden	31,502,802	1.7
Mexico	30,136,115	1.6
Spain	27,461,232	1.4
New Zealand	13,870,015	0.7
Taiwan	12,609,741	0.7
Bermuda	11,924,985	0.6
	$1,886,199,274	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Marsico Global Fund

August 31, 2009 (Unaudited)

Common Stocks – 93.6%
	Shares	Value ($)
Consumer Discretionary – 12.8%
Distributors – 1.8%
Li & Fung Ltd.	24,000	80,512
Distributors Total		80,512
Hotels, Restaurants & Leisure – 0.5%
Chipotle Mexican Grill, Inc., Class A (a)	248	20,802
Hotels, Restaurants & Leisure Total		20,802
Household Durables – 4.8%
Construtora Tenda SA (a)	11,700	31,660
Cyrela Brazil Realty SA	7,200	90,501
Gafisa SA, ADR	3,409	99,918
Household Durables Total		222,079
Media – 1.0%
Walt Disney Co.	1,802	46,924
Media Total		46,924
Multiline Retail – 1.0%
Lojas Renner SA	2,900	46,007
Multiline Retail Total		46,007
Specialty Retail – 1.1%
Home Depot, Inc.	1,853	50,568
Specialty Retail Total		50,568
Textiles, Apparel & Luxury Goods – 2.6%
Lululemon Athletica, Inc. (a)	2,312	46,379
Polo Ralph Lauren Corp.	1,131	75,076
Textiles, Apparel & Luxury Goods Total		121,455
Consumer Discretionary Total		588,347
Consumer Staples – 6.9%
Beverages – 4.5%
Anheuser-Busch InBev NV	4,836	208,784
Beverages Total		208,784
Food Products – 1.8%
Nestle SA, Registered Shares	1,976	82,070
Food Products Total		82,070
Household Products – 0.6%
Hypermarcas SA (a)	1,600	25,451
Household Products Total		25,451
Consumer Staples Total		316,305
Energy – 8.4%
Energy Equipment & Services – 2.8%
National-Oilwell Varco, Inc. (a)	1,181	42,929
Pride International, Inc. (a)	3,421	88,193

	Shares	Value ($)
Seahawk Drilling, Inc. (a)	2	45
Energy Equipment & Services Total		131,167
Oil, Gas & Consumable Fuels – 5.6%
OGX Petroleo e Gas Participacoes SA	100	54,386
Petroleo Brasileiro SA, ADR	5,086	201,609
Oil, Gas & Consumable Fuels Total		255,995
Energy Total		387,162
Financials – 24.4%
Capital Markets – 0.7%
Goldman Sachs Group, Inc.	187	30,941
Capital Markets Total		30,941
Commercial Banks – 15.4%
ICICI Bank Ltd., ADR	4,307	131,450
Industrial & Commercial Bank of China, Class H	169,000	115,349
Itau Unibanco Holding SA, ADR	8,910	149,243
Standard Chartered PLC	7,550	169,987
Wells Fargo & Co.	5,170	142,278
Commercial Banks Total		708,307
Diversified Financial Services – 5.2%
JPMorgan Chase & Co.	5,583	242,637
Diversified Financial Services Total		242,637
Real Estate Management & Development – 3.1%
BR Malls Participacoes SA (a)	5,100	51,955
Hang Lung Properties Ltd.	29,000	90,176
Real Estate Management & Development Total		142,131
Financials Total		1,124,016
Health Care – 4.7%
Biotechnology – 2.0%
Celgene Corp. (a)	1,176	61,352
Gilead Sciences, Inc. (a)	673	30,325
Biotechnology Total		91,677
Health Care Equipment & Supplies – 1.0%
Intuitive Surgical, Inc. (a)	198	44,097
Health Care Equipment & Supplies Total		44,097
Life Sciences Tools & Services – 1.7%
Lonza Group AG, Registered Shares	806	79,161
Life Sciences Tools & Services Total		79,161
Health Care Total		214,935

See Accompanying Notes to Financial Statements.

Columbia Marsico Global Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Industrials – 9.3%
Aerospace & Defense – 1.3%
Precision Castparts Corp.	695	63,440
Aerospace & Defense Total		63,440
Commercial Services & Supplies – 0.5%
Ritchie Bros Auctioneers, Inc.	883	22,128
Commercial Services & Supplies Total		22,128
Construction & Engineering – 0.4%
Aecom Technology Corp. (a)	637	17,460
Construction & Engineering Total		17,460
Electrical Equipment – 5.8%
ABB Ltd., Registered Shares (a)	6,149	117,997
Vestas Wind Systems A/S (a)	2,070	148,511
Electrical Equipment Total		266,508
Marine – 0.6%
Kuehne & Nagel International AG	338	26,845
Marine Total		26,845
Transportation Infrastructure – 0.7%
China Merchants Holdings International Co., Ltd.	10,000	32,514
Transportation Infrastructure Total		32,514
Industrials Total		428,895
Information Technology – 19.1%
Communications Equipment – 4.6%
Juniper Networks, Inc. (a)	3,490	80,514
QUALCOMM, Inc.	2,811	130,487
Communications Equipment Total		211,001
Computers & Peripherals – 3.6%
Apple, Inc. (a)	870	146,343
Compellent Technologies, Inc. (a)	1,345	20,068
Computers & Peripherals Total		166,411
Internet Software & Services – 4.1%
Baidu, Inc., ADR (a)	300	99,018
Google, Inc., Class A (a)	199	91,872
Internet Software & Services Total		190,890
IT Services – 2.0%
MasterCard, Inc., Class A	459	93,007
IT Services Total		93,007
Semiconductors & Semiconductor Equipment – 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,164	23,155
Semiconductors & Semiconductor Equipment Total		23,155

	Shares	Value ($)
Software – 4.3%
Adobe Systems, Inc. (a)	2,419	76,005
Citrix Systems, Inc. (a)	2,655	94,731
SolarWinds, Inc. (a)	1,455	27,150
Software Total		197,886
Information Technology Total		882,350
Materials – 4.9%
Chemicals – 2.1%
Monsanto Co.	570	47,812
Praxair, Inc.	652	49,956
Chemicals Total		97,768
Metals & Mining – 2.8%
BHP Billiton PLC	4,906	128,731
Metals & Mining Total		128,731
Materials Total		226,499
Telecommunication Services – 3.1%
Diversified Telecommunication Services – 0.5%
China Unicom Ltd., ADR	1,600	22,400
Diversified Telecommunication Services Total		22,400
Wireless Telecommunication Services – 2.6%
Crown Castle International Corp. (a)	1,931	51,866
NII Holdings, Inc. (a)	2,876	68,190
Wireless Telecommunication Services Total		120,056
Telecommunication Services Total		142,456
Total Common Stocks (cost of $3,541,635)		4,310,965
Preferred Stocks – 1.7%
Consumer Discretionary – 1.7%
Automobiles – 1.3%
Volkswagen AG	658	61,759
Automobiles Total		61,759
Multiline Retail – 0.4%
Lojas Americanas SA	3,000	17,907
Multiline Retail Total		17,907
Consumer Discretionary Total		79,666
Total Preferred Stocks (cost of $62,110)		79,666

See Accompanying Notes to Financial Statements.

Columbia Marsico Global Fund

August 31, 2009 (Unaudited)

Short-Term Obligation – 5.1%
	Par ($)	Value ($)
Repurchase agreement with State Street Bank & Trust Co., dated 08/31/09, due 09/01/09 at 0.050%, collateralized by a U.S. Treasury obligation maturing 12/31/09, market value $239,856 (repurchase proceeds $232,000)	232,000	232,000
Total Short-Term Obligation (cost of $232,000)		232,000
Total Investments – 100.4% (cost of $3,835,745)(b)		4,622,631
Other Assets & Liabilities, Net – (0.4)%		(17,792)
Net Assets – 100.0%		4,604,839

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $3,835,745.

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$507,835	$80,512	$—	$588,347
Consumer Staples	25,451	290,854	—	316,305
Energy	387,162	—	—	387,162
Financials	748,504	375,512	—	1,124,016
Health Care	135,774	79,161	—	214,935
Industrials	103,028	325,867	—	428,895
Information Technology	882,350	—	—	882,350
Materials	97,768	128,731	—	226,499
Telecommunication Services	142,456	—	—	142,456
Total Common Stocks	3,030,328	1,280,637	—	4,310,965
Preferred Stocks
Consumer Discretionary	17,907	61,759	—	79,666
Total Preferred Stocks	17,907	61,759	—	79,666
Total Short-Term Obligation	—	232,000	—	232,000
Total Investments	$3,048,235	$1,574,396	$—	$4,622,631

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund was invested in the following countries at August 31, 2009:

Summary of Securities by Country	Value	% of Total Investments
United States*	$2,346,597	50.7
Brazil	768,637	16.6
Switzerland	306,074	6.6
United Kingdom	298,718	6.5
Belgium	208,784	4.5
Denmark	148,511	3.2
Hong Kong	145,090	3.2
India	131,450	2.9
China	115,349	2.5
Canada	68,507	1.5
Germany	61,759	1.3
Taiwan	23,155	0.5
	$4,622,631	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Marsico International Opportunities Fund

August 31, 2009 (Unaudited)

Common Stocks – 93.9%
	Shares	Value ($)
Consumer Discretionary – 8.0%
Automobiles – 4.0%
Daimler AG, Registered Shares	777,039	35,123,239
Honda Motor Co., Ltd.	412,700	13,017,458
Hyundai Motor Co.	82,690	7,018,288
Automobiles Total		55,158,985
Hotels, Restaurants & Leisure – 1.0%
Accor SA	165,921	8,734,374
Ctrip.com International Ltd., ADR (a)	102,098	4,996,676
Hotels, Restaurants & Leisure Total		13,731,050
Household Durables – 1.7%
Cyrela Brazil Realty SA	483,694	6,079,859
Gafisa SA	1,148,932	16,648,450
Household Durables Total		22,728,309
Specialty Retail – 1.3%
Esprit Holdings Ltd.	2,851,600	17,274,174
Specialty Retail Total		17,274,174
Consumer Discretionary Total		108,892,518
Consumer Staples – 7.5%
Beverages – 3.7%
Anheuser-Busch InBev NV	1,161,583	50,148,839
Beverages Total		50,148,839
Food & Staples Retailing – 1.9%
FamilyMart Co., Ltd.	215,500	6,669,963
Metro AG	137,040	7,434,063
Tesco PLC	2,066,571	12,652,776
Food & Staples Retailing Total		26,756,802
Food Products – 1.0%
Nestle SA, Registered Shares	340,758	14,152,929
Food Products Total		14,152,929
Household Products – 0.9%
Reckitt Benckiser Group PLC	263,577	12,208,066
Household Products Total		12,208,066
Consumer Staples Total		103,266,636
Energy – 10.0%
Energy Equipment & Services – 3.6%
Transocean Ltd. (a)	647,238	49,086,530
Energy Equipment & Services Total		49,086,530
Oil, Gas & Consumable Fuels – 6.4%
BP PLC	2,434,435	20,953,930
CNOOC Ltd.	10,366,300	13,535,595

	Shares	Value ($)
Petroleo Brasileiro SA, ADR	808,520	32,049,733
Reliance Industries Ltd., GDR (a)(b)	83,500	7,097,500
Suncor Energy, Inc.	446,837	13,669,396
Oil, Gas & Consumable Fuels Total		87,306,154
Energy Total		136,392,684
Financials – 25.8%
Capital Markets – 6.6%
Credit Suisse Group AG, Registered Shares	889,762	45,332,572
Daiwa Securities Group, Inc.	4,932,000	30,424,159
Julius Baer Holding AG	294,193	14,961,085
Capital Markets Total		90,717,816
Commercial Banks – 13.8%
Banco Bilbao Vizcaya Argentaria SA	1,666,855	29,607,170
BNP Paribas	266,383	21,450,563
HSBC Holdings PLC	3,166,189	34,591,353
ICICI Bank Ltd., ADR	718,360	21,924,347
Itau Unibanco Holding SA, ADR	1,226,608	20,545,699
Mizuho Financial Group, Inc.	18,875,900	46,251,534
Standard Chartered PLC	612,470	13,901,549
Commercial Banks Total		188,272,215
Real Estate Management & Development – 5.4%
CapitaLand Ltd.	9,842,000	25,340,102
Cheung Kong Holdings Ltd.	2,039,000	24,124,574
Hang Lung Properties Ltd.	1,431,000	4,449,690
Sumitomo Realty & Development Co., Ltd.	732,000	15,410,940
Sun Hung Kai Properties Ltd.	353,000	4,759,530
Real Estate Management & Development Total		74,084,836
Financials Total		353,074,867
Health Care – 6.8%
Biotechnology – 3.0%
Actelion Ltd., Registered Shares (a)	213,858	12,339,904
CSL Ltd.	1,058,651	28,820,598
Biotechnology Total		41,160,502

See Accompanying Notes to Financial Statements.

Columbia Marsico International Opportunities Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Life Sciences Tools & Services – 2.3%
Lonza Group AG, Registered Shares	329,570	32,368,760
Life Sciences Tools & Services Total		32,368,760
Pharmaceuticals – 1.5%
Teva Pharmaceutical Industries Ltd., ADR	391,740	20,174,610
Pharmaceuticals Total		20,174,610
Health Care Total		93,703,872
Industrials – 13.8%
Airlines – 0.5%
Singapore Airlines Ltd.	834,000	7,443,173
Airlines Total		7,443,173
Building Products – 1.0%
Daikin Industries Ltd.	408,124	14,386,316
Building Products Total		14,386,316
Construction & Engineering – 0.8%
Hochtief AG	139,957	10,355,147
Construction & Engineering Total		10,355,147
Electrical Equipment – 8.6%
ABB Ltd., Registered Shares (a)	822,759	15,788,519
Alstom SA	308,958	21,705,391
Gamesa Corp., Tecnologica SA	1,178,897	25,807,306
Vestas Wind Systems A/S (a)	761,981	54,667,794
Electrical Equipment Total		117,969,010
Trading Companies & Distributors – 2.8%
Marubeni Corp.	6,412,000	31,904,954
Noble Group Ltd.	4,274,000	6,288,130
Trading Companies & Distributors Total		38,193,084
Transportation Infrastructure – 0.1%
Singapore Airport Terminal Services Ltd.	608,820	1,043,607
Transportation Infrastructure Total		1,043,607
Industrials Total		189,390,337
Information Technology – 9.3%
Electronic Equipment, Instruments & Components – 2.0%
HON HAI Precision Industry Co., Ltd.	8,140,390	27,450,771
Electronic Equipment, Instruments & Components Total		27,450,771
Internet Software & Services – 0.7%
Baidu, Inc., ADR (a)	17,700	5,842,062

	Shares	Value ($)
Tencent Holdings Ltd.	218,300	3,256,002
Internet Software & Services Total		9,098,064
Semiconductors & Semiconductor Equipment – 5.7%
ASML Holding NV	767,726	21,060,200
Infineon Technologies AG (a)	2,810,776	14,768,214
Sumco Corp.	357,400	7,297,797
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,282,401	35,121,691
Semiconductors & Semiconductor Equipment Total		78,247,902
Software – 0.9%
Autonomy Corp. PLC (a)	464,386	9,765,738
Longtop Financial Technologies Ltd., ADR (a)	125,619	3,102,789
Software Total		12,868,527
Information Technology Total		127,665,264
Materials – 6.7%
Chemicals – 0.6%
BASF SE	146,907	7,663,944
Israel Chemicals Ltd.	30,865	344,209
Novozymes A/S, Class B	4,695	402,851
Chemicals Total		8,411,004
Construction Materials – 3.5%
Cemex SA de CV, ADR, COP (a)	2,945,298	39,113,557
CRH PLC	343,914	8,825,324
Construction Materials Total		47,938,881
Metals & Mining – 2.6%
ThyssenKrupp AG	433,478	14,727,979
Vale SA, ADR	1,082,899	20,802,490
Metals & Mining Total		35,530,469
Materials Total		91,880,354
Telecommunication Services – 6.0%
Diversified Telecommunication Services – 2.5%
Telefonica SA	1,365,475	34,433,198
Diversified Telecommunication Services Total		34,433,198
Wireless Telecommunication Services – 3.5%
NII Holdings, Inc. (a)	584,197	13,851,311
Vodafone Group PLC	15,686,248	33,813,270
Wireless Telecommunication Services Total		47,664,581
Telecommunication Services Total		82,097,779
Total Common Stocks (cost of $1,070,435,857)		1,286,364,311

See Accompanying Notes to Financial Statements.

Columbia Marsico International Opportunities Fund

August 31, 2009 (Unaudited)

Short-Term Obligation – 5.3%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 03/28/16, market value $74,552,400 (repurchase proceeds $73,089,284)	73,089,000	73,089,000
Total Short-Term Obligation (cost of $73,089,000)		73,089,000
Total Investments – 99.2% (cost of $1,143,524,857)(c)		1,359,453,311
Other Assets & Liabilities, Net – 0.8%		11,054,324
Net Assets – 100.0%		1,370,507,635

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers. At August 31, 2009, this security, which is not illiquid, amounted to $7,097,500, which represents 0.5% of net assets.

(c)  Cost for federal income tax purposes is $1,143,524,857.

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$27,724,985	$81,167,533	$—	$108,892,518
Consumer Staples	—	103,266,636	—	103,266,636
Energy	101,903,159	34,489,525	—	136,392,684
Financials	42,470,046	310,604,821	—	353,074,867
Health Care	20,174,610	73,529,262	—	93,703,872
Industrials	—	189,390,337	—	189,390,337
Information Technology	44,066,542	83,598,722	—	127,665,264
Materials	59,916,047	31,964,307	—	91,880,354
Telecommunication Services	13,851,311	68,246,468	—	82,097,779
Total Common Stocks	310,106,700	976,257,611	—	1,286,364,311
Total Short-Term Obligation	—	73,089,000	—	73,089,000
Total Investments	$310,106,700	$1,049,346,611	$—	$1,359,453,311

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the six month period ending August 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2009	Accrued Discount/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of August 31, 2009
Rights Industrials
	$746,858	$—	$—	$—	$—	$—	$—	$(746,858)	$—
	$746,858	$—	$—	$—	$—	$—	$—	$(746,858)	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund was invested in the following countries at August 31, 2009:

Summary of Securities by Country	Value	% of Total Investments
Switzerland	$184,030,299	13.6
Japan	165,363,121	12.2
United Kingdom	137,886,682	10.2
United States*	127,700,144	9.4
Brazil	96,126,231	7.1
Germany	90,072,586	6.6
Spain	89,847,674	6.6
Taiwan	62,572,462	4.6
Denmark	55,070,645	4.1
France	51,890,328	3.8
Belgium	50,148,839	3.7
Hong Kong	46,869,389	3.4
Mexico	39,113,557	2.9
Singapore	33,826,882	2.5
India	29,021,847	2.1

Summary of Securities by Country (continued)	Value	% of Total Investments
Australia	$28,820,598	2.1
Netherlands	21,060,200	1.5
Israel	20,518,819	1.5
Canada	13,669,396	1.0
Ireland	8,825,324	0.6
South Korea	7,018,288	0.5
	$1,359,453,311	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Multi-Advisor International Equity Fund

August 31, 2009 (Unaudited)

Common Stocks – 97.3%
	Shares	Value ($)
Consumer Discretionary – 8.3%
Automobiles – 3.8%
Daihatsu Motor Co., Ltd.	615,000	6,311,929
Daimler AG, Registered Shares	464,913	21,014,712
Dongfeng Motor Group Co., Ltd., Class H	2,364,000	2,455,367
Honda Motor Co., Ltd.	248,900	7,850,849
Hyundai Motor Co.	49,396	4,192,470
Nissan Motor Co., Ltd.	644,500	4,502,149
Toyota Motor Corp.	299,600	12,846,900
Automobiles Total		59,174,376
Diversified Consumer Services – 0.4%
Benesse Corp.	127,400	6,257,045
Diversified Consumer Services Total		6,257,045
Hotels, Restaurants & Leisure – 0.8%
Accor SA	99,651	5,245,805
Ctrip.com International Ltd., ADR (a)	61,100	2,990,234
OPAP SA	186,709	4,550,320
Hotels, Restaurants & Leisure Total		12,786,359
Household Durables – 0.9%
Cyrela Brazil Realty SA	288,990	3,632,500
Gafisa SA	687,553	9,962,897
Household Durables Total		13,595,397
Media – 0.6%
Daiichikosho Co., Ltd.	216,100	2,856,561
Vivendi	237,670	6,770,177
Media Total		9,626,738
Specialty Retail – 1.5%
Esprit Holdings Ltd.	1,722,700	10,435,622
Game Group PLC	2,064,565	5,486,629
USS Co., Ltd.	103,020	6,487,879
Specialty Retail Total		22,410,130
Textiles, Apparel & Luxury Goods – 0.3%
Polo Ralph Lauren Corp.	66,148	4,390,904
Youngone Corp. (a)	55,830	347,792
Youngone Holdings Co. Ltd..	14,930	265,988
Textiles, Apparel & Luxury Goods Total		5,004,684
Consumer Discretionary Total		128,854,729
Consumer Staples – 5.0%
Beverages – 1.9%
Anheuser-Busch InBev NV	693,984	29,961,262
Beverages Total		29,961,262

	Shares	Value ($)
Food & Staples Retailing – 1.8%
FamilyMart Co., Ltd.	230,400	7,131,134
Koninklijke Ahold NV	378,294	4,431,313
Matsumotokiyoshi Holdings Co., Ltd.	142,500	3,575,900
Metro AG	81,993	4,447,906
Tesco PLC	1,249,394	7,649,533
Food & Staples Retailing Total		27,235,786
Food Products – 0.8%
Nestle SA, Registered Shares	204,133	8,478,392
Toyo Suisan Kaisha Ltd.	180,000	4,584,632
Food Products Total		13,063,024
Household Products – 0.5%
Reckitt Benckiser Group PLC	159,352	7,380,689
Household Products Total		7,380,689
Consumer Staples Total		77,640,761
Energy – 10.4%
Energy Equipment & Services – 2.4%
Noble Corp.	138,097	4,837,538
Shinko Plantech Co., Ltd.	364,000	3,512,864
Transocean Ltd. (a)	387,944	29,421,673
Energy Equipment & Services Total		37,772,075
Oil, Gas & Consumable Fuels – 8.0%
Australian Worldwide Exploration Ltd. (a)	2,366,304	5,160,000
BP PLC	3,504,222	30,161,915
CNOOC Ltd.	6,232,089	8,137,430
ENI SpA	276,351	6,552,761
Petroleo Brasileiro SA, ADR	484,962	19,223,894
Reliance Industries Ltd., GDR (a)(b)	50,500	4,292,500
Repsol YPF SA	245,093	6,078,617
Royal Dutch Shell PLC, Class B	697,383	18,960,105
Suncor Energy, Inc.	270,215	8,266,271
Total SA	204,870	11,739,248
Yanzhou Coal Mining Co., Ltd., Class H	3,154,000	4,500,802
Oil, Gas & Consumable Fuels Total		123,073,543
Energy Total		160,845,618
Financials – 32.0%
Capital Markets – 4.2%
Credit Suisse Group AG, Registered Shares	532,357	27,123,109

See Accompanying Notes to Financial Statements.

Columbia Multi-Advisor International Equity Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Daiwa Securities Group, Inc.	2,960,000	18,259,430
Intermediate Capital Group PLC	1,176,406	5,738,730
Julius Baer Holding AG	176,439	8,972,746
Tokai Tokyo Financial Holdings	1,213,000	4,380,097
Capital Markets Total		64,474,112
Commercial Banks – 18.5%
Australia & New Zealand Banking Group Ltd.	729,562	13,127,962
Banco Bilbao Vizcaya Argentaria SA	1,965,574	34,913,105
Banco Santander SA	1,751,869	26,960,718
Bangkok Bank PCL, Foreign Registered Shares	1,186,200	3,836,577
Bank of China Ltd., Class H	7,793,000	3,790,697
Barclays PLC	2,794,164	17,126,192
BNP Paribas	340,692	27,434,316
DBS Group Holdings Ltd.	1,006,000	8,824,623
HSBC Holdings PLC	4,054,372	43,563,109
ICICI Bank Ltd., ADR	429,804	13,117,618
Itau Unibanco Holding SA, ADR	733,562	12,287,172
Mizuho Financial Group, Inc.	11,324,600	27,748,617
National Bank of Greece SA (a)	263,428	8,251,657
Standard Chartered PLC	676,740	15,360,319
Sumitomo Mitsui Financial Group, Inc.	194,100	8,364,761
Sumitomo Trust & Banking Co., Ltd.	740,000	4,525,094
Svenska Handelsbanken AB, Class A	379,791	9,950,343
Toronto-Dominion Bank	78,600	4,859,235
Turkiye Is Bankasi, Class C	684,566	2,715,264
Commercial Banks Total		286,757,379
Consumer Finance – 0.3%
Hitachi Capital Corp.	346,300	4,979,575
Consumer Finance Total		4,979,575
Diversified Financial Services – 0.6%
ING Groep NV (a)	606,638	9,170,731
Diversified Financial Services Total		9,170,731
Insurance – 3.8%
Baloise Holding AG, Registered Shares	101,512	9,193,503
Brit Insurance Holdings PLC	1,955,839	6,915,709
Lancashire Holdings Ltd.	355,143	2,675,978
Lincoln National Corp.	135,971	3,431,908

	Shares	Value ($)
Muenchener Rueckversicherungs- Gesellschaft AG, Registered Shares	72,915	10,874,349
Platinum Underwriters Holdings Ltd.	113,773	4,124,271
Sampo Oyj, Class A	340,182	8,144,334
Zurich Financial Services AG, Registered Shares	56,899	12,503,917
Insurance Total		57,863,969
Real Estate Investment Trusts (REITs) – 0.8%
Japan Retail Fund Investment Corp.	1,447	7,713,187
Wereldhave NV	50,880	4,988,471
Real Estate Investment Trusts (REITs) Total		12,701,658
Real Estate Management & Development – 3.8%
CapitaLand Ltd.	5,934,500	15,279,500
Cheung Kong Holdings Ltd.	1,220,000	14,434,517
Hang Lung Properties Ltd.	866,000	2,692,824
Hongkong Land Holdings Ltd.	1,557,000	6,336,990
Leopalace21 Corp.	554,200	5,014,899
Sumitomo Realty & Development Co., Ltd.	429,000	9,031,822
Sun Hung Kai Properties Ltd.	210,000	2,831,448
Swire Pacific Ltd., Class A	281,500	2,936,510
Real Estate Management & Development Total		58,558,510
Financials Total		494,505,934
Health Care – 5.6%
Biotechnology – 1.6%
Actelion Ltd., Registered Shares (a)	128,813	7,432,689
CSL Ltd.	637,580	17,357,408
Biotechnology Total		24,790,097
Life Sciences Tools & Services – 1.3%
Lonza Group AG, Registered Shares	196,874	19,336,005
Life Sciences Tools & Services Total		19,336,005
Pharmaceuticals – 2.7%
Astellas Pharma, Inc.	117,800	4,722,128
AstraZeneca PLC	121,753	5,610,068
Sanofi-Aventis SA	222,338	15,082,947
Takeda Pharmaceutical Co., Ltd.	102,800	4,142,934

See Accompanying Notes to Financial Statements.

Columbia Multi-Advisor International Equity Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Teva Pharmaceutical Industries Ltd., ADR	236,419	12,175,578
Pharmaceuticals Total		41,733,655
Health Care Total		85,859,757
Industrials – 12.2%
Aerospace & Defense – 0.3%
BAE Systems PLC	915,533	4,626,341
Aerospace & Defense Total		4,626,341
Airlines – 0.5%
Singapore Airlines Ltd.	485,000	4,328,464
Turk Hava Yollari A.O.	2,132,726	4,094,561
Airlines Total		8,423,025
Building Products – 0.6%
Daikin Industries Ltd.	246,288	8,681,619
Building Products Total		8,681,619
Commercial Services & Supplies – 0.1%
Aeon Delight Co., Ltd.	158,700	2,326,349
Commercial Services & Supplies Total		2,326,349
Construction & Engineering – 1.8%
COMSYS Holdings Corp.	261,400	3,019,936
Hochtief AG	81,980	6,065,541
JGC Corp.	217,000	4,027,501
Monadelphous Group Ltd.	284,751	3,111,883
Toyo Engineering Corp.	939,000	3,360,419
Vinci SA	140,217	7,522,986
Construction & Engineering Total		27,108,266
Electrical Equipment – 5.2%
ABB Ltd., Registered Shares (a)	497,059	9,538,426
Alstom SA	185,115	13,004,983
Gamesa Corp., Tecnologica SA	705,067	15,434,664
Schneider Electric SA	110,979	10,230,092
Vestas Wind Systems A/S (a)	455,799	32,700,981
Electrical Equipment Total		80,909,146
Industrial Conglomerates – 0.9%
DCC PLC	165,354	4,006,168
Keppel Corp. Ltd.	710,000	3,749,679
Siemens AG, Registered Shares	74,290	6,438,051
Industrial Conglomerates Total		14,193,898
Machinery – 0.4%
Demag Cranes AG	197,345	5,941,187
Machinery Total		5,941,187

	Shares	Value ($)
Professional Services – 0.7%
Atkins WS PLC	649,606	6,752,014
Teleperformance	125,710	4,318,919
Professional Services Total		11,070,933
Trading Companies & Distributors – 1.5%
Marubeni Corp.	3,842,000	19,117,098
Noble Group Ltd.	2,561,000	3,767,876
Trading Companies & Distributors Total		22,884,974
Transportation Infrastructure – 0.2%
Singapore Airport Terminal Services Ltd.	354,050	606,894
Zhejiang Expressway Co., Ltd., Class H	2,788,000	2,658,338
Transportation Infrastructure Total		3,265,232
Industrials Total		189,430,970
Information Technology – 6.6%
Electronic Equipment, Instruments & Components – 1.5%
FUJIFILM Holdings Corp.	133,500	3,981,327
HON HAI Precision Industry Co., Ltd.	4,769,337	16,083,010
Venture Corp., Ltd.	573,000	3,423,804
Electronic Equipment, Instruments & Components Total		23,488,141
Internet Software & Services – 0.3%
Baidu, Inc., ADR (a)	10,600	3,498,636
Tencent Holdings Ltd.	130,300	1,943,459
Internet Software & Services Total		5,442,095
IT Services – 0.5%
Cap Gemini SA	115,738	5,598,205
Redecard SA	142,100	1,945,233
IT Services Total		7,543,438
Office Electronics – 0.3%
Canon, Inc.	103,100	3,955,583
Office Electronics Total		3,955,583
Semiconductors & Semiconductor Equipment – 3.3%
ASML Holding NV	459,281	12,598,961
Infineon Technologies AG (a)	1,681,724	8,836,015
Sumco Corp.	213,900	4,367,652
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,963,904	21,013,773
United Microelectronics Corp., ADR (a)	1,178,714	3,830,820
Semiconductors & Semiconductor Equipment Total		50,647,221

See Accompanying Notes to Financial Statements.

Columbia Multi-Advisor International Equity Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Software – 0.7%
Autonomy Corp. PLC (a)	277,651	5,838,821
Longtop Financial Technologies Ltd., ADR (a)	75,000	1,852,500
NSD Co., Ltd.	265,100	2,811,969
Software Total		10,503,290
Information Technology Total		101,579,768
Materials – 6.9%
Chemicals – 1.8%
BASF SE	220,568	11,506,741
Clariant AG, Registered Shares (a)	495,781	4,480,710
Israel Chemicals Ltd.	18,433	205,566
Kansai Paint Co., Ltd.	908,000	7,396,711
Makhteshim-Agan Industries Ltd.	965,252	4,422,748
Novozymes A/S, Class B	2,805	240,681
Chemicals Total		28,253,157
Construction Materials – 1.9%
Cemex SA de CV, ADR, COP (a)	1,762,679	23,408,377
CRH PLC	207,809	5,332,676
Construction Materials Total		28,741,053
Containers & Packaging – 0.4%
Toyo Seikan Kaisha Ltd.	333,300	6,956,138
Containers & Packaging Total		6,956,138
Metals & Mining – 2.8%
BlueScope Steel Ltd.	2,771,460	6,699,372
Eastern Platinum Ltd. (a)	5,695,000	2,470,998
ThyssenKrupp AG	259,722	8,824,393
Tokyo Steel Manufacturing Co., Ltd.	522,900	6,883,960
Vale SA, ADR	652,600	12,536,446
Yamato Kogyo Co., Ltd.	193,100	5,769,135
Metals & Mining Total		43,184,304
Materials Total		107,134,652
Telecommunication Services – 6.6%
Diversified Telecommunication Services – 3.5%
BCE, Inc.	238,800	5,867,751
France Telecom SA	255,974	6,509,944
Nippon Telegraph & Telephone Corp.	203,000	9,075,551
Tele2 AB, Class B	425,322	5,903,225
Telefonica SA	1,075,298	27,115,801
Diversified Telecommunication Services Total		54,472,272

	Shares	Value ($)
Wireless Telecommunication Services – 3.1%
NII Holdings, Inc. (a)	349,452	8,285,507
NTT DoCoMo, Inc.	3,365	5,182,209
Vodafone Group PLC	16,196,555	34,913,287
Wireless Telecommunication Services Total		48,381,003
Telecommunication Services Total		102,853,275
Utilities – 3.7%
Electric Utilities – 1.6%
E.ON AG	122,537	5,183,991
Enel SpA	1,893,258	11,155,252
Okinawa Electric Power Co., Inc.	122,000	7,263,622
Electric Utilities Total		23,602,865
Independent Power Producers & Energy Traders – 0.4%
Drax Group PLC	782,019	6,071,532
Independent Power Producers & Energy Traders Total		6,071,532
Multi-Utilities – 1.3%
AGL Energy Ltd.	544,623	6,426,002
RWE AG	151,974	14,074,390
Multi-Utilities Total		20,500,392
Water Utilities – 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo	184,500	3,396,907
Guangdong Investment Ltd.	5,902,000	3,007,941
Water Utilities Total		6,404,848
Utilities Total		56,579,637
Total Common Stocks (cost of $1,245,130,387)		1,505,285,101
Short-Term Obligation – 2.4%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 05/06/13, market value $38,089,167 (repurchase proceeds $37,338,145)	37,338,000	37,338,000
Total Short-Term Obligation (cost of $37,338,000)		37,338,000

See Accompanying Notes to Financial Statements.

Columbia Multi-Advisor International Equity Fund

August 31, 2009 (Unaudited)

Value ($)
Total Investments – 99.7% (cost of $1,282,468,387)(c)	1,542,623,101
Other Assets & Liabilities, Net – 0.3%	5,031,543
Net Assets – 100.0%	1,547,654,644

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers. At August 31, 2009, this security, which is not illiquid, amounted to $4,292,500, which represents 0.3% of net assets.

(c)  Cost for federal income tax purposes is $1,282,468,387.

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$20,976,535	$107,878,194	$—	$128,854,729
Consumer Staples	—	77,640,761	—	77,640,761
Energy	66,041,876	94,803,742	—	160,845,618
Financials	44,157,194	450,348,740	—	494,505,934
Health Care	12,175,578	73,684,179	—	85,859,757
Industrials	—	189,430,970	—	189,430,970
Information Technology	32,140,962	69,438,806	—	101,579,768
Materials	38,415,821	68,718,831	—	107,134,652
Telecommunication Services	14,153,258	88,700,017	—	102,853,275
Utilities	3,396,907	53,182,730	—	56,579,637
Total Common Stocks	231,458,131	1,273,826,970	—	1,505,285,101
Total Short-Term Obligation	—	37,338,000	—	37,338,000
Total Investments	$231,458,131	$1,311,164,970	$—	$1,542,623,101

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the six month period ending August 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2009	Accrued Discount/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of August 31, 2009
Rights Industrials
	$419,147	$—	$—	$—	$—	$—	$—	$(419,147)	$—
	$419,147	$—	$—	$—	$—	$—	$—	$(419,197)	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund was invested in the following countries at August 31, 2009:

Summary of Securities by Country	Value	% of Total Investments
Japan	$268,977,164	17.4
United Kingdom	224,830,973	14.6
France	113,457,620	7.4
Spain	110,502,905	7.2
Switzerland	107,059,497	6.9
Germany	103,207,276	6.7
United States*	91,829,801	6.0
Brazil	62,985,049	4.0
Australia	51,882,627	3.4
Taiwan	40,927,604	2.7
Singapore	39,980,838	2.6
Hong Kong	39,667,911	2.6
China	34,835,405	2.3
Denmark	32,941,662	2.1
Netherlands	31,189,476	2.0
Belgium	29,961,262	1.9
Mexico	23,408,377	1.5
Canada	21,464,255	1.4

Summary of Securities by Country (continued)	Value	% of Total Investments
Italy	$17,708,013	1.2
India	17,410,118	1.1
Israel	16,803,892	1.1
Sweden	15,853,569	1.0
Greece	12,801,977	0.8
Ireland	9,338,844	0.6
Finland	8,144,334	0.5
Turkey	6,809,825	0.4
South Korea	4,806,250	0.3
Thailand	3,836,577	0.3
	$1,542,623,101	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – International/Global Stock Funds

August 31, 2009 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Global Value Fund	Columbia International Value Fund	Columbia Marsico Global Fund	Columbia Marsico International Opportunities Fund	Columbia Multi-Advisor International Equity Fund
Assets
Unaffiliated investments, at identified cost	80,734,777	—	3,835,745	1,143,524,857	1,282,468,387
Affiliated investments, at identified cost	8,447,887	—	—	—	—
Investment in Columbia International Value Master Portfolio, at identified cost	—	1,985,839,069	—	—	—
Total investments, at identified cost	89,182,664	1,985,839,069	3,835,745	1,143,524,857	1,282,468,387
Unaffiliated investments, at value	69,443,147	—	4,622,631	1,359,453,311	1,542,623,101
Affiliated investments, at value	1,258,107	—	—	—	—
Investment in Columbia International Value Master Portfolio, at value	—	1,620,073,597	—	—	—
Total investments, at value	70,701,254	1,620,073,597	4,622,631	1,359,453,311	1,542,623,101
Cash	930	—	506	175	42,087
Foreign currency (cost of $—, $—, $—, $304,802 and $205,323, respectively)	—	—	—	305,144	205,703
Receivable for:
Investments sold	803,172	—	67,137	14,764,279	14,857,397
Fund shares sold	200	1,814,587	15	659,007	1,367,707
Dividends	167,504	—	4,890	1,578,751	3,114,352
Interest	1	—	—	284	145
Foreign tax reclaims	93,554	—	4,227	3,116,147	2,438,168
Expense reimbursement due from investment advisor	22,984	—	14,451	—	—
Other assets	10,407	30,690	18	9,354	18,862
Total Assets	71,800,006	1,621,918,874	4,713,875	1,379,886,452	1,564,667,522
Liabilities
Payable for:
Investments purchased	—	—	12,856	1,710,500	4,680,041
Fund shares repurchased	138,139	3,538,366	—	4,713,794	10,455,919
Investment advisory fee	65,128	—	3,124	986,704	862,791
Pricing and bookkeeping fees	8,399	3,167	2,726	15,850	16,213
Administration fee	7,963	220,766	—	246,118	216,257
Transfer agent fee	38,839	350,108	12,884	1,109,501	378,456
Trustees' fees	35,100	21,737	420	37,159	63,904
Audit fee	29,281	15,585	20,174	20,533	18,035
Legal fee	9,847	4,716	9,802	14,221	10,288
Custody fee	13,689	570	3,918	202,295	219,132
Distribution and service fees	35,694	145,792	1,682	113,346	7,885
Chief compliance officer expenses	179	255	92	747	322
Reports to shareholders	5,055	27,594	30,931	163,357	79,849
Interest payable	—	—	—	—	25
Other liabilities	2,650	4,897	10,427	44,692	3,761
Total Liabilities	389,963	4,333,553	109,036	9,378,817	17,012,878
Net Assets	71,410,043	1,617,585,321	4,604,839	1,370,507,635	1,547,654,644
Net Assets Consist of
Paid-in capital	158,547,820	2,129,081,274	6,414,711	2,139,537,690	2,048,149,888
Undistributed net investment income	693,265	20,998,394	4,208	10,009,951	20,255,008
Accumulated net realized loss	(69,361,694)	(166,728,875)	(2,601,155)	(994,962,746)	(780,896,038)
Net unrealized appreciation (depreciation) on:
Investments	(18,481,410)	(365,765,472)	786,886	215,928,454	260,154,714
Foreign currency translations	12,062	—	189	(5,714)	27,108
Foreign capital gains tax	—	—	—	—	(36,036)
Net Assets	71,410,043	1,617,585,321	4,604,839	1,370,507,635	1,547,654,644

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued) – International/Global Stock Funds

August 31, 2009 (Unaudited)

	Columbia Global Value Fund	Columbia International Value Fund	Columbia Marsico Global Fund	Columbia Marsico International Opportunities Fund	Columbia Multi-Advisor International Equity Fund
Class A
Net assets	$18,978,507	$349,512,946	$1,607,932	$254,952,927	$24,747,532
Shares outstanding	3,237,238	25,273,300	232,137	25,736,256	2,255,670
Net asset value per share (a)(b)	$5.86	$13.83	$6.93	$9.91	$10.97
Maximum sales charge	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (c)	$6.22	$14.67	$7.35	$10.51	$11.64
Class B
Net assets	$8,805,389	$17,100,450	—	$19,918,808	$1,395,006
Shares outstanding	1,557,471	1,283,352	—	2,118,797	139,395
Net asset value and offering price per share (a)(b)	$5.65	$13.32	—	$9.40	$10.01
Class C
Net assets	$25,909,475	$67,345,043	$1,138,046	$49,282,443	$1,879,397
Shares outstanding	4,582,115	5,062,149	165,952	5,237,751	190,101
Net asset value and offering price per share (a)(b)	$5.65	$13.30	$6.86	$9.41	$9.89
Class R
Net assets	—	—	$864,802	$3,037,135	$201,909
Shares outstanding	—	—	125,284	307,119	18,421
Net asset value and offering price per share (b)	—	—	$6.90	$9.89	$10.96
Class Z
Net assets	$17,716,672	$1,183,626,882	$994,059	$1,043,316,322	$1,519,430,800
Shares outstanding	2,999,676	84,720,928	143,043	103,745,101	136,775,392
Net asset value and offering price per share (b)	$5.91	$13.97	$6.95	$10.06	$11.11

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  Redemption price per share is equal to net asset value less any applicable redemption fees.

(c)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statements of Operations – International/Global Stock Funds

For the Six Months Ended August 31, 2009 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Global Value Fund	Columbia International Value Fund	Columbia Marsico Global Fund	Columbia Marsico International Opportunities Fund	Columbia Multi-Advisor International Equity Fund
Investment Income
Dividends	1,516,269	—	43,809	21,278,359	30,903,256
Dividends from affiliates	1,430	—	—	—	—
Interest	1,253	—	100	35,923	32,885
Foreign taxes withheld	(99,036)	—	(3,765)	(2,159,511)	(3,087,947)
Allocated from Master Portfolio:
Dividends	—	35,213,874	—	—	—
Interest	—	13,788	—	—	—
Foreign taxes withheld	—	(5,063,126)	—	—	—
Expenses (a)	—	(5,932,279)	—	—	—
Total Investment Income	1,419,916	24,232,257	40,144	19,154,771	27,848,194
Expenses
Investment advisory fee	314,778	—	16,039	5,023,820	4,598,421
Administration fee	35,210	1,117,348	—	1,311,551	1,126,474
Distribution fee:
Class B	31,511	68,852	—	67,943	4,793
Class C	88,355	220,219	3,776	169,395	6,249
Class R	—	—	1,909	7,272	408
Service fee:
Class B	10,504	22,950	—	22,648	1,598
Class C	29,452	73,363	1,259	56,465	2,083
Distribution and service fees—Class A	21,837	374,813	1,707	290,147	26,661
Pricing and bookkeeping fees	29,768	19,000	8,275	75,336	75,888
Transfer agent fee	80,072	737,562	5,604	1,369,871	918,836
Trustees' fees	16,376	5,326	7,268	16,284	13,524
Custody fee	15,732	1,838	9,292	219,698	275,181
Registration fees	26,496	37,810	17,296	62,744	34,316
Audit fee	25,482	11,854	21,678	24,702	24,726
Legal fees	24,840	12,840	21,804	27,232	24,564
Reports to shareholders	29,624	103,110	27,508	184,368	101,200
Chief compliance officer expenses	368	566	276	920	552
Other expenses	4,723	7,502	39	42,833	31,597
Expenses before interest expense	785,128	2,814,953	143,730	8,973,229	7,267,071
Interest expense	391	—	—	—	153
Interest expense allocated from Master Portfolio	—	45	—	—	—
Total Expenses	785,519	2,814,998	143,730	8,973,229	7,267,224
Fees waived by transfer agent	(11,254)	—	—	—	—
Fees waived or expenses reimbursed by investment advisor	(108,484)	—	(107,880)	—	—
Expense reductions	—	— *	—	(2)	(9)
Net Expenses	665,781	2,814,998	35,850	8,973,227	7,267,215
Net Investment Income	754,135	21,417,259	4,294	10,181,544	20,580,979

See Accompanying Notes to Financial Statements.

Statements of Operations (continued) – International/Global Stock Funds

For the Six Months Ended August 31, 2009 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Global Value Fund	Columbia International Value Fund	Columbia Marsico Global Fund	Columbia Marsico International Opportunities Fund	Columbia Multi-Advisor International Equity Fund
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(34,159,881)	—	(492,754)	(165,872,908)	(235,965,633)
Foreign currency transactions	12,925	—	(753)	(326,116)	(643,771)
Allocated from Master Portfolio:
Investments	—	(134,313,968)	—	—	—
Foreign currency transactions	—	(8,238)	—	—	—
Net realized loss	(34,146,956)	(134,322,206)	(493,507)	(166,199,024)	(236,609,404)
Net change in unrealized appreciation (depreciation) on:
Investments	60,652,386	—	1,747,796	644,317,293	768,339,846
Foreign currency translations	7,930	—	297	388,333	294,693
Foreign capital gains tax	—	—	—	—	(36,036)
Allocated from Master Portfolio:
Investments	—	614,055,540	—	—	—
Net change in unrealized appreciation (depreciation)	60,660,316	614,055,540	1,748,093	644,705,626	768,598,503
Net Gain	26,513,360	479,733,334	1,254,586	478,506,602	531,989,099
Net Increase Resulting from Operations	27,267,495	501,150,593	1,258,880	488,688,146	552,570,078

*  Rounds to less than $1.00.

(a)  Expenses allocated from Master Portfolio include the Fund's pro-rata portion of the Master Portfolio's investment advisory, administration, pricing and bookkeeping, Trustees' fees and other expenses.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – International/Global Stock Funds

Increase (Decrease) in Net Assets	Columbia Global Value Fund		Columbia International Value Fund				Columbia Marsico Global Fund
	(Unaudited) Six Months Ended August 31, 2009 ($)	Year Ended February 28, 2009 ($)	(Unaudited) Six Months Ended August 31, 2009 ($)		Year Ended February 28, 2009 ($)		(Unaudited) Six Months Ended August 31, 2009 ($)	Period Ended February 28, 2009 ($)(a)
Operations
Net investment income (loss)	754,135	3,557,259	21,417,259	(b)	68,577,762	(b)	4,294	(2,724)
Net realized gain (loss) on investments and foreign currency transactions	(34,146,956)	(35,267,032)	(134,322,206	)(b)	612,141	(b)	(493,507)	(2,110,222)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and foreign capital gains tax	60,660,316	(61,349,407)	614,055,540	(b)	(1,063,642,912	)(b)	1,748,093	(961,018)
Net increase (decrease) resulting from operations	27,267,495	(93,059,180)	501,150,593		(994,453,009)		1,258,880	(3,073,964)
Distributions to Shareholders
From net investment income:
Class A	(901,429)	—	—		(15,716,871)		—	—
Class B	(368,815)	—	—		(961,592)		—	—
Class C	(1,033,688)	—	—		(2,426,795)		—	—
Class R	—	—	—		—		—	—
Class Z	(1,181,811)	(167,262)	—		(48,475,840)		—	—
From net realized gains:
Class A	—	(6,633,069)	—		(70,649,622)		—	—
Class B	—	(1,846,971)	—		(4,728,265)		—	—
Class C	—	(5,823,816)	—		(10,603,426)		—	—
Class R	—	—	—		—		—	—
Class Z	—	(4,631,685)	—		(153,916,735)		—	—
From return of capital:
Class A	—	—	—		(287,483)		—	—
Class B	—	—	—		(21,779)		—	—
Class C	—	—	—		(46,825)		—	—
Class Z	—	—	—		(732,864)		—	—
Total distributions to shareholders	(3,485,743)	(19,102,803)	—		(308,568,097)		—	—
Net Capital Stock Transactions	(17,801,600)	(69,889,382)	(37,727,598)		(491,788,857)		19,310	6,400,396
Redemption Fees	1,220	1,213	34,172		46,200		—	217
Increase from regulatory settlements	—	—	417,242		—		—	—
Total increase (decrease) in net assets	5,981,372	(182,050,152)	463,874,409		(1,794,763,763)		1,278,190	3,326,649
Net Assets
Beginning of period	65,428,671	247,478,823	1,153,710,912		2,948,474,675		3,326,649	—
End of period	71,410,043	65,428,671	1,617,585,321		1,153,710,912		4,604,839	3,326,649
Undistributed (overdistributed) net investment income at end of period	693,265	3,424,873	20,998,394		(418,865)		4,208	—
Accumulated net investment loss, at end of period	—	—	—		—		—	(86)

(a)  The Fund commenced operations on April 30, 2008.

(b)  Allocated from Master Portfolio.

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Columbia Marsico International Opportunities Fund		Columbia Multi-Advisor International Equity Fund
	(Unaudited) Six Months Ended August 31, 2009 ($)	Year Ended February 28, 2009 ($)	(Unaudited) Six Months Ended August 31, 2009 ($)	Year Ended February 28, 2009 ($)
Operations
Net investment income (loss)	10,181,544	29,529,687	20,580,979	46,475,156
Net realized gain (loss) on investments and foreign currency transactions	(166,199,024)	(809,465,919)	(236,609,404)	(531,975,204)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and foreign capital gains tax	644,705,626	(903,111,442)	768,598,503	(858,099,830)
Net increase (decrease) resulting from operations	488,688,146	(1,683,047,674)	552,570,078	(1,343,599,878)
Distributions to Shareholders
From net investment income:
Class A	(4,644,874)	—	(450,942)	(158,648)
Class B	(198,374)	—	(27,797)	—
Class C	(496,560)	—	(36,848)	—
Class R	(44,810)	—	(3,405)	(528)
Class Z	(21,570,638)	—	(29,217,941)	(16,730,152)
From net realized gains:
Class A	—	(5,202,687)	—	(512,920)
Class B	—	(370,849)	—	(40,298)
Class C	—	(963,694)	—	(50,546)
Class R	—	(34,263)	—	(2,479)
Class Z	—	(20,805,912)	—	(31,250,024)
From return of capital:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class Z	—	—	—	—
Total distributions to shareholders	(26,955,256)	(27,377,405)	(29,736,933)	(48,745,595)
Net Capital Stock Transactions	(169,874,017)	(459,278,854)	(154,380,815)	(31,050,681)
Redemption Fees	27,684	235,668	35,944	166,089
Increase from regulatory settlements	—	—	4,074,606	—
Total increase (decrease) in net assets	291,886,557	(2,169,468,265)	372,562,880	(1,423,230,065)
Net Assets
Beginning of period	1,078,621,078	3,248,089,343	1,175,091,764	2,598,321,829
End of period	1,370,507,635	1,078,621,078	1,547,654,644	1,175,091,764
Undistributed (overdistributed) net investment income at end of period	10,009,951	26,783,663	20,255,008	29,410,962
Accumulated net investment loss, at end of period	—	—	—	—

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Global Value Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	235,095	1,203,315	865,805	6,593,927
Distributions reinvested	149,841	755,198	517,133	4,219,803
Redemptions	(1,017,158)	(4,941,111)	(6,655,682)	(40,173,276)
Net decrease	(632,222)	(2,982,598)	(5,272,744)	(29,359,546)
Class B
Subscriptions	10,044	48,814	42,932	335,049
Distributions reinvested	61,838	300,534	177,419	1,396,290
Redemptions	(376,926)	(1,828,855)	(893,872)	(5,834,103)
Net decrease	(305,044)	(1,479,507)	(673,521)	(4,102,764)
Class C
Subscriptions	51,641	251,491	215,776	1,698,276
Distributions reinvested	142,060	691,830	492,408	3,875,249
Redemptions	(985,705)	(4,454,573)	(3,337,025)	(21,170,736)
Net decrease	(792,004)	(3,511,252)	(2,628,841)	(15,597,211)
Class Z
Subscriptions	91,269	443,147	1,946,837	8,797,728
Distributions reinvested	35,230	178,616	141,253	1,159,690
Redemptions	(2,057,368)	(10,450,006)	(4,269,948)	(30,787,279)
Net decrease	(1,930,869)	(9,828,243)	(2,181,858)	(20,829,861)

See Accompanying Notes to Financial Statements.

	Columbia International Value Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	4,717,645	55,984,974	5,188,262	80,701,279
Distributions reinvested	—	—	4,682,704	72,546,804
Redemptions	(5,085,827)	(59,605,733)	(30,092,388)	(455,400,344)
Net decrease	(368,182)	(3,620,759)	(20,221,422)	(302,152,261)
Class B
Subscriptions	31,822	395,423	45,185	681,538
Distributions reinvested	—	—	314,164	4,676,823
Redemptions	(809,789)	(8,905,140)	(1,870,593)	(28,024,189)
Net decrease	(777,967)	(8,509,717)	(1,511,244)	(22,665,828)
Class C
Subscriptions	240,603	2,853,568	242,479	3,574,333
Distributions reinvested	—	—	597,194	8,774,413
Redemptions	(657,828)	(7,023,898)	(2,276,085)	(31,995,645)
Net decrease	(417,225)	(4,170,330)	(1,436,412)	(19,646,899)
Class Z
Subscriptions	18,001,073	220,383,028	23,409,638	347,508,796
Distributions reinvested	—	—	8,033,128	120,862,229
Redemptions	(22,256,380)	(241,809,820)	(41,267,291)	(615,694,894)
Net decrease	(4,255,307)	(21,426,792)	(9,824,525)	(147,323,869)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Marsico Global Fund
	(Unaudited) Six Months Ended August 31, 2009		Period Ended February 28, 2009 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	25,568	158,035	241,432	2,213,067
Distributions reinvested	—	—	—	—
Redemptions	(16,891)	(86,086)	(17,972)	(115,674)
Net increase (decrease)	8,677	71,949	223,460	2,097,393
Class B
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—
Net decrease	—	—	—	—
Class C
Subscriptions	5,393	35,000	191,782	1,718,833
Distributions reinvested	—	—	—	—
Redemptions	(18,610)	(98,147)	(12,613)	(88,797)
Net increase (decrease)	(13,217)	(63,147)	179,169	1,630,036
Class R
Subscriptions	252	1,508	125,032	1,250,177
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—
Net increase (decrease)	252	1,508	125,032	1,250,177
Class Z
Subscriptions	1,553	10,000	141,647	1,422,790
Distributions reinvested	—	—	—	—
Redemptions	(157)	(1,000)	—	—
Net increase (decrease)	1,396	9,000	141,647	1,422,790

See Accompanying Notes to Financial Statements.

	Columbia Marsico International Opportunities Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	2,033,482	17,448,200	13,475,313	159,192,848
Distributions reinvested	492,559	4,354,221	327,476	4,754,957
Redemptions	(6,089,607)	(49,876,611)	(25,620,827)	(233,324,059)
Net increase (decrease)	(3,563,566)	(28,074,190)	(11,818,038)	(69,376,254)
Class B
Subscriptions	60,696	490,124	331,625	3,946,145
Distributions reinvested	20,640	173,374	23,218	320,175
Redemptions	(357,550)	(2,745,822)	(1,147,897)	(11,572,046)
Net decrease	(276,214)	(2,082,324)	(793,054)	(7,305,726)
Class C
Subscriptions	158,311	1,319,459	1,236,446	14,495,661
Distributions reinvested	46,862	394,107	51,163	705,538
Redemptions	(1,022,607)	(7,860,197)	(3,125,022)	(29,145,367)
Net increase (decrease)	(817,434)	(6,146,631)	(1,837,413)	(13,944,168)
Class R
Subscriptions	64,546	535,740	282,635	3,014,362
Distributions reinvested	4,799	42,373	2,314	33,555
Redemptions	(147,184)	(1,284,490)	(155,739)	(1,676,928)
Net increase (decrease)	(77,839)	(706,377)	129,210	1,370,989
Class Z
Subscriptions	7,863,287	70,240,435	29,968,893	355,905,964
Distributions reinvested	805,474	7,225,105	459,765	6,781,537
Redemptions	(24,850,747)	(210,330,035)	(78,938,540)	(732,711,196)
Net increase (decrease)	(16,181,986)	(132,864,495)	(48,509,882)	(370,023,695)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Multi-Advisor International Equity Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	89,942	854,933	303,061	4,101,058
Distributions reinvested	37,975	369,125	42,175	554,054
Redemptions	(149,286)	(1,328,767)	(710,083)	(7,743,019)
Net decrease	(21,369)	(104,709)	(364,847)	(3,087,907)
Class B
Subscriptions	3,826	34,200	30,582	351,078
Distributions reinvested	2,639	23,435	2,408	34,273
Redemptions	(28,149)	(231,715)	(117,000)	(1,367,398)
Net decrease	(21,684)	(174,080)	(84,010)	(982,047)
Class C
Subscriptions	13,241	116,588	38,313	416,847
Distributions reinvested	2,857	25,056	2,181	30,637
Redemptions	(26,289)	(224,592)	(110,481)	(1,137,680)
Net decrease	(10,191)	(82,948)	(69,987)	(690,196)
Class R
Subscriptions	3,177	27,734	3,071	34,167
Distributions reinvested	275	2,667	177	2,416
Redemptions	(43)	(442)	(688)	(7,675)
Net increase	3,409	29,959	2,560	28,908
Class Z
Subscriptions	8,882,682	81,979,414	38,249,816	449,368,814
Distributions reinvested	1,362,593	13,394,288	1,836,310	23,496,332
Redemptions	(27,094,951)	(249,422,739)	(46,138,899)	(499,184,585)
Net decrease	(16,849,676)	(154,049,037)	(6,052,773)	(26,319,439)

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$4.14		$9.33		$13.43		$12.64		$11.98		$12.04	$7.18
Income from Investment Operations:
Net investment income (c)	0.06		0.18		0.19	(d)	0.14		0.16		0.11	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.93		(4.58)		(1.21)		2.07		1.76		0.85	4.96
Total from investment operations	1.99		(4.40)		(1.02)		2.21		1.92		0.96	5.01
Less Distributions to Shareholders:
From net investment income	(0.27)		—		(0.19)		(0.12)		(0.17)		(0.11)	(0.04)
From net realized gains	—		(0.79)		(2.89)		(1.30)		(1.09)		(0.91)	(0.11)
Total distributions to shareholders	(0.27)		(0.79)		(3.08)		(1.42)		(1.26)		(1.02)	(0.15)
Redemption Fees:
Redemption fees added to paid-in-capital (e)	—		—		—		—		—		—	—
Net Asset Value, End of Period	$5.86		$4.14		$9.33		$13.43		$12.64		$11.98	$12.04
Total return (f)	49.23	%(g)(h)	(51.34	)%(h)	(10.43	)%(h)	19.27	%(g)(h)	16.97%		8.64%	70.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.63	%(j)	1.60%		1.51%		1.53	%(j)	1.45%		1.52%	1.55%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(j)(k)	—	%(k)	—	—
Net expenses (i)	1.63	%(j)	1.60%		1.51%		1.53	%(j)	1.45%		1.52%	1.55%
Waiver/Reimbursement	0.34	%(j)	0.03%		0.01%		0.01	%(j)	—		—	—
Net investment income (i)	2.36	%(j)	2.45%		1.50%		1.17	%(j)	1.32%		0.94%	0.44%
Portfolio turnover rate	2	%(g)	10%		38%		12	%(g)	16%		18%	28%
Net assets, end of period (000s)	$18,979		$16,031		$85,257		$114,224		$119,611		$126,679	$127,609

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.05 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$3.98		$9.05		$13.12		$12.40		$11.78		$11.86	$7.11
Income from Investment Operations:
Net investment income (loss) (c)	0.04		0.12		0.10	(d)	0.05		0.07		0.02	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.85		(4.40)		(1.17)		2.02		1.71		0.84	4.89
Total from investment operations	1.89		(4.28)		(1.07)		2.07		1.78		0.86	4.86
Less Distributions to Shareholders:
From net investment income	(0.22)		—		(0.11)		(0.05)		(0.07)		(0.03)	—
From net realized gains	—		(0.79)		(2.89)		(1.30)		(1.09)		(0.91)	(0.11)
Total distributions to shareholders	(0.22)		(0.79)		(3.00)		(1.35)		(1.16)		(0.94)	(0.11)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	— (e)
Net Asset Value, End of Period	$5.65		$3.98		$9.05		$13.12		$12.40		$11.78	$11.86
Total return (f)	48.42	%(g)(h)	(51.61	)%(h)	(11.08	)%(h)	18.44	%(g)(h)	16.08%		7.85%	68.56%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	2.38	%(j)	2.35%		2.26%		2.28	%(j)	2.20%		2.27%	2.30%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(j)(k)	—	%(k)	—	—
Net expenses (i)	2.38	%(j)	2.35%		2.26%		2.28	%(j)	2.20%		2.27%	2.30%
Waiver/Reimbursement	0.34	%(j)	0.03%		0.01%		0.01	%(j)	—		—	—
Net investment income (loss) (i)	1.64	%(j)	1.67%		0.76%		0.41	%(j)	0.58%		0.19%	(0.31)%
Portfolio turnover rate	2	%(g)	10%		38%		12	%(g)	16%		18%	28%
Net assets, end of period (000s)	$8,805		$7,408		$22,943		$32,635		$32,564		$34,324	$35,343

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.05 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$3.98		$9.05		$13.13		$12.41		$11.78		$11.86	$7.11
Income from Investment Operations:
Net investment income (loss) (c)	0.04		0.12		0.09	(d)	0.04		0.07		0.02	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.85		(4.40)		(1.17)		2.03		1.72		0.84	4.89
Total from investment operations	1.89		(4.28)		(1.08)		2.07		1.79		0.86	4.86
Less Distributions to Shareholders:
From net investment income	(0.22)		—		(0.11)		(0.05)		(0.07)		(0.03)	—
From net realized gains	—		(0.79)		(2.89)		(1.30)		(1.09)		(0.91)	(0.11)
Total distributions to shareholders	(0.22)		(0.79)		(3.00)		(1.35)		(1.16)		(0.94)	(0.11)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	— (e)
Net Asset Value, End of Period	$5.65		$3.98		$9.05		$13.13		$12.41		$11.78	$11.86
Total return (f)	48.41	%(g)(h)	(51.61	)%(h)	(11.14	)%(h)	18.44	%(g)(h)	16.16%		7.84%	68.56%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	2.38	%(j)	2.35%		2.26%		2.28	%(j)	2.20%		2.27%	2.30%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(j)(k)	—	%(k)	—	—
Net expenses (i)	2.38	%(j)	2.35%		2.26%		2.28	%(j)	2.20%		2.27%	2.30%
Waiver/Reimbursement	0.34	%(j)	0.03%		0.01%		0.01	%(j)	—		—	—
Net investment income (loss) (i)	1.57	%(j)	1.69%		0.74%		0.39	%(j)	0.58%		0.19%	(0.31)%
Portfolio turnover rate	2	%(g)	10%		38%		12	%(g)	16%		18%	28%
Net assets, end of period (000s)	$25,909		$21,375		$72,405		$97,465		$92,558		$98,850	$101,025

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.05 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$4.18		$9.40		$13.53		$12.72		$12.04		$12.10	$7.21
Income from Investment Operations:
Net investment income (c)	0.07		0.21		0.23	(d)	0.17		0.20		0.14	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.95		(4.61)		(1.23)		2.09		1.77		0.85	4.99
Total from investment operations	2.02		(4.40)		(1.00)		2.26		1.97		0.99	5.06
Less Distributions to Shareholders:
From net investment income	(0.29)		(0.03)		(0.24)		(0.15)		(0.20)		(0.14)	(0.06)
From net realized gains	—		(0.79)		(2.89)		(1.30)		(1.09)		(0.91)	(0.11)
Total distributions to shareholders	(0.29)		(0.82)		(3.13)		(1.45)		(1.29)		(1.05)	(0.17)
Redemption Fees:
Redemption fees added to paid-in-capital (e)	—		—		—		—		—		—	—
Net Asset Value, End of Period	$5.91		$4.18		$9.40		$13.53		$12.72		$12.04	$12.10
Total return (f)	49.50	%(g)(h)	(51.10	)%(h)	(10.26	)%(h)	19.54	%(g)(h)	17.34%		8.84%	70.38%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.38	%(j)	1.35%		1.26%		1.28	%(j)	1.20%		1.27%	1.30%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(j)(k)	—	%(k)	—	—
Net expenses (i)	1.38	%(j)	1.35%		1.26%		1.28	%(j)	1.20%		1.27%	1.30%
Waiver/Reimbursement	0.34	%(j)	0.03%		0.01%		0.01	%(j)	—		—	—
Net investment income (i)	2.87	%(j)	2.81%		1.77%		1.42	%(j)	1.60%		1.19%	0.69%
Portfolio turnover rate	2	%(g)	10%		38%		12	%(g)	16%		18%	28%
Net assets, end of period (000s)	$17,717		$20,615		$66,875		$117,125		$117,072		$134,337	$144,242

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.05 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class A Shares (a)	2009		2009		2008 (b)		2007		2006 (c)		2005		2004
Net Asset Value, Beginning of Period	$9.40		$18.95		$26.02		$24.97		$22.34		$20.64		$11.62
Income from Investment Operations:
Net investment income (d)	0.18		0.52		0.65		0.29		0.31		0.23		0.15
Net realized and unrealized gain (loss) on investments and foreign currency	4.25		(7.83)		(1.95)		4.34		4.73		2.51		9.04
Total from investment operations	4.43		(7.31)		(1.30)		4.63		5.04		2.74		9.19
Less Distributions to Shareholders:
From net investment income	—		(0.53)		(0.68)		(0.34)		(0.35)		(0.25)		(0.17)
From net realized gains	—		(1.70)		(5.09)		(3.24)		(2.06)		(0.79)		—
From return of capital	—		(0.01)		—		—		—		—		—
Total distributions to shareholders	—		(2.24)		(5.77)		(3.58)		(2.41)		(1.04)		(0.17)
Redemption Fees:
Redemption fees added to paid-in-capital (e)	—		—		—		—		—		—		—
Increase from regulatory settlements	—	(e)	—		—		—		—		—		—
Net Asset Value, End of Period	$13.83		$9.40		$18.95		$26.02		$24.97		$22.34		$20.64
Total return (f)	47.13	%(g)	(42.59)%		(7.28	)%(g)	20.46%		24.28%		13.38%		79.17%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.44	%(h)(i)	1.38	%(h)	1.32	%(h)(i)	1.30	%(h)	1.27%		1.33%		1.36%
Interest expense	—	%(i)(j)	—	%(j)	—	%(i)(j)	—	%(j)	—	%(j)	—		—
Net expenses	1.44	%(h)(i)	1.38	%(h)	1.32	%(h)(i)	1.30	%(h)	1.27%		1.33%		1.36%
Waiver/Reimbursement	—		—		—		—		0.06	%(k)	0.07	%(k)	0.09	%(k)
Net investment income	3.08	%(h)(i)	3.31	%(h)	2.71	%(h)(i)	1.15	%(h)	1.38%		1.10%		0.89%
Net assets, end of period (000s)	$349,513		$241,097		$868,942		$1,073,616		$1,010,361		$906,848		$792,857

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.04% and 0.06% for the years March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class B Shares (a)	2009		2009		2008 (b)		2007		2006 (c)		2005		2004
Net Asset Value, Beginning of Period	$9.09		$18.39		$25.43		$24.54		$22.00		$20.35		$11.47
Income from Investment Operations:
Net investment income (d)	0.15		0.37		0.49		0.11		0.15		0.08		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	4.08		(7.53)		(1.91)		4.22		4.63		2.45		8.91
Total from investment operations	4.23		(7.16)		(1.42)		4.33		4.78		2.53		8.93
Less Distributions to Shareholders:
From net investment income	—		(0.43)		(0.53)		(0.20)		(0.18)		(0.09)		(0.05)
From net realized gains	—		(1.70)		(5.09)		(3.24)		(2.06)		(0.79)		—
From return of capital	—		(0.01)		—		—		—		—		—
Total distributions to shareholders	—		(2.14)		(5.62)		(3.44)		(2.24)		(0.88)		(0.05)
Redemption Fees:
Redemption fees added to paid-in-capital (e)	—		—		—		—		—		—		—
Increase from regulatory settlements	—	(e)	—		—		—		—		—		—
Net Asset Value, End of Period	$13.32		$9.09		$18.39		$25.43		$24.54		$22.00		$20.35
Total return (f)	46.53	%(g)	(43.01)%		(7.90	)%(g)	19.51%		23.36%		12.54%		77.89%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.19	%(h)(i)	2.13	%(h)	2.07	%(h)(i)	2.05	%(h)	2.02%		2.08%		2.11%
Interest expense	—	%(i)(j)	—	%(j)	—	%(i)(j)	—	%(j)	—	%(j)	—		—
Net expenses	2.19	%(h)(i)	2.13	%(h)	2.07	%(h)(i)	2.05	%(h)	2.02%		2.08%		2.11%
Waiver/Reimbursement	—		—		—		—		0.06	%(k)	0.07	%(k)	0.09	%(k)
Net investment income	2.65	%(h)(i)	2.43	%(h)	2.10	%(h)(i)	0.45	%(h)	0.67%		0.35%		0.14%
Net assets, end of period (000s)	$17,100		$18,743		$65,705		$110,726		$114,932		$111,402		$112,798

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.04% and 0.06% for the years March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class C Shares (a)	2009		2009		2008 (b)		2007		2006 (c)		2005		2004
Net Asset Value, Beginning of Period	$9.08		$18.37		$25.40		$24.52		$21.98		$20.33		$11.46
Income from Investment Operations:
Net investment income (d)	0.14		0.34		0.46		0.10		0.15		0.08		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	4.08		(7.49)		(1.87)		4.22		4.63		2.45		8.90
Total from investment operations	4.22		(7.15)		(1.41)		4.32		4.78		2.53		8.92
Less Distributions to Shareholders:
From net investment income	—		(0.43)		(0.53)		(0.20)		(0.18)		(0.09)		(0.05)
From net realized gains	—		(1.70)		(5.09)		(3.24)		(2.06)		(0.79)		—
From return of capital	—		(0.01)		—		—		—		—		—
Total distributions to shareholders	—		(2.14)		(5.62)		(3.44)		(2.24)		(0.88)		(0.05)
Redemption Fees:
Redemption fees added to paid-in-capital (e)	—		—		—		—		—		—		—
Increase from regulatory settlements	—	(e)	—		—		—		—		—		—
Net Asset Value, End of Period	$13.30		$9.08		$18.37		$25.40		$24.52		$21.98		$20.33
Total return (f)	46.48	%(g)	(43.00)%		(7.86	)%(g)	19.48%		23.38%		12.54%		77.85%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.19	%(h)(i)	2.13	%(h)	2.07	%(h)(i)	2.05	%(h)	2.02%		2.08%		2.11%
Interest expense	—	%(i)(j)	—	%(j)	—	%(i)(j)	—	%(j)	—	%(j)	—		—
Net expenses	2.19	%(h)(i)	2.13	%(h)	2.07	%(h)(i)	2.05	%(h)	2.02%		2.08%		2.11%
Waiver/Reimbursement	—		—		—		—		0.06	%(k)	0.07	%(k)	0.09	%(k)
Net investment income	2.39	%(h)(i)	2.28	%(h)	1.99	%(h)(i)	0.42	%(h)	0.67%		0.35%		0.14%
Net assets, end of period (000s)	$67,345		$49,750		$127,020		$170,731		$168,819		$162,797		$170,702

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.04% and 0.06% for the years March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class Z Shares (a)	2009		2009		2008 (b)		2007		2006 (c)		2005		2004
Net Asset Value, Beginning of Period	$9.49		$19.10		$26.17		$25.09		$22.42		$20.71		$11.65
Income from Investment Operations:
Net investment income (d)	0.20		0.50		0.73		0.36		0.38		0.29		0.19
Net realized and unrealized gain (loss) on investments and foreign currency	4.28		(7.83)		(1.98)		4.35		4.75		2.51		9.07
Total from investment operations	4.48		(7.33)		(1.25)		4.71		5.13		2.80		9.26
Less Distributions to Shareholders:
From net investment income	—		(0.57)		(0.73)		(0.39)		(0.40)		(0.30)		(0.20)
From net realized gains	—		(1.70)		(5.09)		(3.24)		(2.06)		(0.79)		—
From return of capital	—		(0.01)		—		—		—		—		—
Total distributions to shareholders	—		(2.28)		(5.82)		(3.63)		(2.46)		(1.09)		(0.20)
Redemption Fees:
Redemption fees added to paid-in-capital (e)	—		—		—		—		—		—		—
Increase from regulatory settlements	—	(e)	—		—		—		—		—		—
Net Asset Value, End of Period	$13.97		$9.49		$19.10		$26.17		$25.09		$22.42		$20.71
Total return (f)	47.21	%(g)	(42.41)%		(7.05	)%(g)	20.70%		24.66%		13.63%		79.67%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.19	%(h)(i)	1.13	%(h)	1.07	%(h)(i)	1.05	%(h)	1.02%		1.08%		1.11%
Interest expense	—	%(i)(j)	—	%(j)	—	%(i)(j)	—	%(j)	—	%(j)	—		—
Net expenses	1.19	%(h)(i)	1.13	%(h)	1.07	%(h)(i)	1.05	%(h)	1.02%		1.08%		1.11%
Waiver/Reimbursement	—		—		—		—		0.06	%(k)	0.07	%(k)	0.09	%(k)
Net investment income	3.30	%(h)(i)	3.20	%(h)	3.04	%(h)(i)	1.43	%(h)	1.69%		1.35%		1.14%
Net assets, end of period (000s)	$1,183,627		$844,122		$1,886,808		$2,651,855		$2,585,390		$2,577,677		$2,488,701

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.04% and 0.06% for the years March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Global Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended August 31, 2009	Period Ended February 28, 2009 (a)
Net Asset Value, Beginning of Period	$4.98	$10.00
Income from Investment Operations:
Net investment income (b)	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.94	(5.03)
Total from investment operations	1.95	(5.02)
Redemption Fees:
Redemption fees added to paid-in-capital	—	—	(c)
Net Asset Value, End of Period	$6.93	$4.98
Total return (d)(e)(f)	39.16%	(50.20)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.60%	1.60	%(h)
Waiver/Reimbursement (g)	5.37%	7.19%
Net investment income (g)	0.38%	0.09	%(h)
Portfolio turnover rate (e)	83%	168%
Net assets, end of period (000s)	$1,608	$1,113

(a)  Class A shares commenced operations on April 30, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Global Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended August 31, 2009	Period Ended February 28, 2009 (a)
Net Asset Value, Beginning of Period	$4.95	$10.00
Income from Investment Operations:
Net investment loss (b)	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.92	(5.01)
Total from investment operations	1.91	(5.05)
Redemption Fees:
Redemption fees added to paid-in-capital	—	—	(c)
Net Asset Value, End of Period	$6.86	$4.95
Total return (d)(e)(f)	38.59%	(50.50)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	2.35%	2.35	%(h)
Waiver/Reimbursement (g)	5.37%	7.19%
Net investment loss (g)	(0.35)%	(0.63	)%(h)
Portfolio turnover rate (e)	83%	168%
Net assets, end of period (000s)	$1,138	$886

(a)  Class C shares commenced operations on April 30, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming no contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Global Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2009	Period Ended February 28, 2009 (a)
Net Asset Value, Beginning of Period	$4.97	$10.00
Income from Investment Operations:
Net investment loss (b)	— (c)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.93	(5.02)
Total from investment operations	1.93	(5.03)
Redemption Fees:
Redemption fees added to paid-in-capital	—	—	(c)
Net Asset Value, End of Period	$6.90	$4.97
Total return (d)(e)(f)	38.83%	(50.30)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.85%	1.85	%(h)
Waiver/Reimbursement (g)	5.37%	7.19%
Net investment income (loss) (g)	0.16%	(0.12	)%(h)
Portfolio turnover rate (e)	83%	168%
Net assets, end of period (000's)	$865	$621

(a)  Class R shares commenced operations on April 30, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Global Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended August 31, 2009	Period Ended February 28, 2009 (a)
Net Asset Value, Beginning of Period	$4.99	$10.00
Income from Investment Operations:
Net investment income (b)	0.02	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.94	(5.03)
Total from investment operations	1.96	(5.01)
Redemption Fees:
Redemption fees added to paid-in-capital	—	—	(c)
Net Asset Value, End of Period	$6.95	$4.99
Total return (d)(e)(f)	39.28%	(50.10)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.35%	1.35	%(h)
Waiver/Reimbursement (g)	5.37%	7.19%
Net investment income (g)	0.65%	0.35	%(h)
Portfolio turnover rate (e)	83%	168%
Net assets, end of period (000s)	$994	$707

(a)  Class Z shares commenced operations on April 30, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class A Shares	2009		2009	2008	2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$6.76		$14.58	$14.85	$14.67		$11.41		$11.05		$6.93
Income from Investment Operations:
Net investment income (loss) (c)	0.06		0.12 (d)	0.14 (e)	—	(f)	0.09		0.05		— (f)
Net realized and unrealized gain (loss) on investments and foreign currency	3.27		(7.82)	1.54	1.38		3.74		0.51		4.20
Total from investment operations	3.33		(7.70)	1.68	1.38		3.83		0.56		4.20
Less Distributions to Shareholders:
From net investment income	(0.18)		—	(0.16)	(0.04)		(0.10)		(0.04)		—
From net realized gains	—		(0.12)	(1.79)	(1.16)		(0.47)		(0.16)		(0.08)
Total distributions to shareholders	(0.18)		(0.12)	(1.95)	(1.20)		(0.57)		(0.20)		(0.08)
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—	—	—		—		—		—
Net Asset Value, End of Period	$9.91		$6.76	$14.58	$14.85		$14.67		$11.41		$11.05
Total return (g)	49.52	%(h)	(53.26)%	10.55%	10.52	%(h)	35.26%		5.24%		60.87%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.58	%(j)	1.52%	1.44%	1.40	%(j)	1.34%		1.37%		1.42%
Interest expense	—		—	—	—	%(j)(k)	—	%(k)	—	%(k)	—
Net expenses (i)	1.58	%(j)	1.52%	1.44%	1.40	%(j)	1.34%		1.37%		1.42%
Net investment income (loss) (i)	1.45	%(j)	1.05%	0.90%	(0.03	)%(j)	0.74%		0.47%		(0.04)%
Portfolio turnover rate	46	%(h)	117%	116%	109	%(h)	118%		165%		121%
Net assets, end of period (000s)	$254,953		$198,012	$599,356	$452,047		$150,043		$52,794		$19,785

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class B Shares	2009		2009	2008	2007 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$6.38		$13.87	$14.23	$14.17		$11.05		$10.75	$6.79
Income from Investment Operations:
Net investment income (loss) (c)	0.03		0.03 (d)	0.03 (e)	(0.08)		0.01		(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	3.08		(7.40)	1.46	1.30		3.59		0.49	4.11
Total from investment operations	3.11		(7.37)	1.49	1.22		3.60		0.46	4.04
Less Distributions to Shareholders:
From net investment income	(0.09)		—	(0.06)	—		(0.01)		—	—
From net realized gains	—		(0.12)	(1.79)	(1.16)		(0.47)		(0.16)	(0.08)
Total distributions to shareholders	(0.09)		(0.12)	(1.85)	(1.16)		(0.48)		(0.16)	(0.08)
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—	—	—		—		—	—
Net Asset Value, End of Period	$9.40		$6.38	$13.87	$14.23		$14.17		$11.05	$10.75
Total return (g)	48.94	%(h)	(53.60)%	9.68%	9.76	%(h)	34.22%		4.45%	59.77%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	2.33	%(j)	2.27%	2.19%	2.15	%(j)	2.09%		2.12%	2.17%
Interest expense	—		—	—	—	%(j)(k)	—	%(k)	—	—
Net expenses (i)	2.33	%(j)	2.27%	2.19%	2.15	%(j)	2.09%		2.12%	2.17%
Net investment income (loss) (i)	0.70	%(j)	0.32%	0.22%	(0.63	)%(j)	0.12%		(0.28)%	(0.79)%
Portfolio turnover rate	46	%(h)	117%	116%	109	%(h)	118%		165%	121%
Net assets, end of period (000s)	$19,919		$15,281	$44,224	$40,953		$28,883		$16,618	$8,905

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class C Shares	2009		2009	2008	2007 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$6.39		$13.88	$14.24	$14.18		$11.05		$10.75	$6.80
Income from Investment Operations:
Net investment income (loss) (c)	0.03		0.03 (d)	0.02 (e)	(0.09)		0.01		(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	3.08		(7.40)	1.47	1.31		3.60		0.49	4.10
Total from investment operations	3.11		(7.37)	1.49	1.22		3.61		0.46	4.03
Less Distributions to Shareholders:
From net investment income	(0.09)		—	(0.06)	—		(0.01)		—	—
From net realized gains	—		(0.12)	(1.79)	(1.16)		(0.47)		(0.16)	(0.08)
Total distributions to shareholders	(0.09)		(0.12)	(1.85)	(1.16)		(0.48)		(0.16)	(0.08)
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—	—	—		—		—	—
Net Asset Value, End of Period	$9.41		$6.39	$13.88	$14.24		$14.18		$11.05	$10.75
Total return (g)	48.86	%(h)	(53.57)%	9.67%	9.76	%(h)	34.32%		4.45%	59.53%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	2.33	%(j)	2.27%	2.19%	2.15	%(j)	2.09%		2.12%	2.17%
Interest expense	—		—	—	—	%(j)(k)	—	%(k)	—	—
Net expenses (i)	2.33	%(j)	2.27%	2.19%	2.15	%(j)	2.09%		2.12%	2.17%
Net investment income (loss) (i)	0.71	%(j)	0.30%	0.16%	(0.69	)%(j)	0.05%		(0.28)%	(0.79)%
Portfolio turnover rate	46	%(h)	117%	116%	109	%(h)	118%		165%	121%
Net assets, end of period (000s)	$49,282		$38,668	$109,553	$86,563		$46,365		$19,530	$8,331

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009	Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$6.73		$14.56	$14.84	$14.67		$13.76
Income from Investment Operations:
Net investment income (loss) (c)	0.06		0.06 (d)	0.08 (e)	(0.17)		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	3.25		(7.77)	1.56	1.51		0.92
Total from investment operations	3.31		(7.71)	1.64	1.34		0.91
Less Distributions to Shareholders:
From net investment income	(0.15)		—	(0.13)	(0.01)		—
From net realized gains	—		(0.12)	(1.79)	(1.16)		—
Total distributions to shareholders	(0.15)		(0.12)	(1.92)	(1.17)		—
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—	—	—		—
Net Asset Value, End of Period	$9.89		$6.73	$14.56	$14.84		$14.67
Total return (g)	49.42	%(h)	(53.40)%	10.26%	10.25	%(h)	6.61	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	1.83	%(j)	1.77%	1.69%	1.65	%(j)	1.64	%(j)
Interest expense	—		—	—	—	%(j)(k)	—	%(j)(k)
Net expenses (i)	1.83	%(j)	1.77%	1.69%	1.65	%(j)	1.64	%(j)
Net investment income (loss) (i)	1.30	%(j)	0.58%	0.51%	(1.26	)%(j)	(0.30	)%(j)
Portfolio turnover rate	46	%(h)	117%	116%	109	%(h)	118	%(h)
Net assets, end of period (000s)	$3,037		$2,592	$3,724	$2,037		$11

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class Z Shares	2009		2009	2008	2007 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$6.87		$14.79	$15.04	$14.83		$11.53		$11.15	$6.98
Income from Investment Operations:
Net investment income (c)	0.08		0.15 (d)	0.20 (e)	0.05		0.13		0.08	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	3.31		(7.95)	1.54	1.39		3.77		0.52	4.24
Total from investment operations	3.39		(7.80)	1.74	1.44		3.90		0.60	4.26
Less Distributions to Shareholders:
From net investment income	(0.20)		—	(0.20)	(0.07)		(0.13)		(0.06)	(0.01)
From net realized gains	—		(0.12)	(1.79)	(1.16)		(0.47)		(0.16)	(0.08)
Total distributions to shareholders	(0.20)		(0.12)	(1.99)	(1.23)		(0.60)		(0.22)	(0.09)
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—	—	—		—		—	—
Net Asset Value, End of Period	$10.06		$6.87	$14.79	$15.04		$14.83		$11.53	$11.15
Total return (g)	49.78	%(h)	(53.17)%	10.77%	10.81	%(h)	35.53%		5.55%	61.25%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.33	%(j)	1.27%	1.19%	1.15	%(j)	1.09%		1.12%	1.17%
Interest expense	—		—	—	—	%(j)(k)	—	%(k)	—	—
Net expenses (i)	1.33	%(j)	1.27%	1.19%	1.15	%(j)	1.09%		1.12%	1.17%
Net investment income (i)	1.72	%(j)	1.32%	1.23%	0.37	%(j)	1.08%		0.72%	0.21%
Portfolio turnover rate	46	%(h)	117%	116%	109	%(h)	118%		165%	121%
Net assets, end of period (000s)	$1,043,316		$824,068	$2,491,232	$2,322,301		$1,744,737		$991,889	$509,262

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$7.44		$15.77		$17.12		$16.39		$13.30		$12.00		$7.93
Income from Investment Operations:
Net investment income (c)	0.13		0.26		0.28		0.16		0.21		0.13		0.08
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	3.57		(8.33)		0.76		1.91		3.20		1.18		4.09
Total from investment operations	3.70		(8.07)		1.04		2.07		3.41		1.31		4.17
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.07)		(0.28)		(0.18)		(0.27)		(0.01)		(0.10)
From net realized gains	—		(0.19)		(2.11)		(1.16)		(0.05)		—		—
Total distributions to shareholders	(0.20)		(0.26)		(2.39)		(1.34)		(0.32)		(0.01)		(0.10)
Redemption Fees:
Redemption fees added to paid-in-capital (d)	—		—		—		—		—		—		—
Increase from regulatory settlements	0.03		—		—		—		—		—		—
Net Asset Value, End of Period	$10.97		$7.44		$15.77		$17.12		$16.39		$13.30		$12.00
Total return (e)	50.53	%(f)	(51.87)%		5.14%		13.55	%(f)	25.86%		10.88%		52.71%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.27	%(g)(h)	1.27	%(g)	1.19	%(g)	1.15	%(g)(h)	1.14	%(i)	1.26	%(g)	1.37	%(g)
Interest expense	—	%(h)(j)	—		—	%(j)	—	%(h)(j)	—		—	%(j)	—	%(j)
Net expenses	1.27	%(g)(h)	1.27	%(g)	1.19	%(g)	1.15	%(g)(h)	1.14	%(i)	1.26	%(g)	1.37	%(g)
Waiver/Reimbursement	—		—		—		—		0.08	%(k)	0.12	%(k)	0.03	%(k)
Net investment income	2.65	%(g)(h)	2.05	%(g)	1.56	%(g)	1.06	%(g)(h)	1.43	%(i)	1.01	%(g)	0.74	%(g)
Portfolio turnover rate	76	%(f)	83%		78%		73	%(f)	74%		153%		86%
Net assets, end of period (000s)	$24,748		$16,936		$41,660		$42,865		$39,330		$28,527		$27,396

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$6.82		$14.47		$15.89		$15.31		$12.44		$11.30		$7.50
Income from Investment Operations:
Net investment income (loss) (c)	0.08		0.17		0.15		0.05		0.16		0.03		—	(d)
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	3.27		(7.63)		0.70		1.76		2.92		1.11		3.85
Total from investment operations	3.35		(7.46)		0.85		1.81		3.08		1.14		3.85
Less Distributions to Shareholders:
From net investment income	(0.19)		—		(0.16)		(0.07)		(0.16)		—		(0.05)
From net realized gains	—		(0.19)		(2.11)		(1.16)		(0.05)		—		—
Total distributions to shareholders	(0.19)		(0.19)		(2.27)		(1.23)		(0.21)		—		(0.05)
Redemption Fees:
Redemption fees added to paid-in-capital (d)	—		—		—		—		—		—		—
Increase from regulatory settlements	0.03		—		—		—		—		—		—
Net Asset Value, End of Period	$10.01		$6.82		$14.47		$15.89		$15.31		$12.44		$11.30
Total return (e)	49.96	%(f)	(52.23)%		4.40%		12.76	%(f)	24.96%		10.09%		51.39%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.02	%(g)(h)	2.02	%(g)	1.94	%(g)	1.90	%(g)(h)	1.89	%(i)	2.01	%(g)	2.12	%(g)
Interest expense	—	%(h)(j)	—		—	%(j)	—	%(h)(j)	—		—	%(j)	—	%(j)
Net expenses	2.02	%(g)(h)	2.02	%(g)	1.94	%(g)	1.90	%(g)(h)	1.89	%(i)	2.01	%(g)	2.12	%(g)
Waiver/Reimbursement	—		—		—		—		0.08	%(k)	0.12	%(k)	0.03	%(k)
Net investment income (loss)	1.93	%(g)(h)	1.44	%(g)	0.89	%(g)	0.36	%(g)(h)	1.19	%(i)	0.26	%(g)	(0.01	)%(g)
Portfolio turnover rate	76	%(f)	83%		78%		73	%(f)	74%		153%		86%
Net assets, end of period (000s)	$1,395		$1,098		$3,545		$4,587		$4,712		$9,976		$9,956

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$6.73		$14.29		$15.72		$15.16		$12.32		$11.20		$7.43
Income from Investment Operations:
Net investment income (loss) (c)	0.08		0.16		0.13		0.05		0.09		0.03		—	(d)
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	3.24		(7.53)		0.71		1.74		2.96		1.09		3.82
Total from investment operations	3.32		(7.37)		0.84		1.79		3.05		1.12		3.82
Less Distributions to Shareholders:
From net investment income	(0.19)		—		(0.16)		(0.07)		(0.16)		—		(0.05)
From net realized gains	—		(0.19)		(2.11)		(1.16)		(0.05)		—		—
Total distributions to shareholders	(0.19)		(0.19)		(2.27)		(1.23)		(0.21)		—		(0.05)
Redemption Fees:
Redemption fees added to paid-in-capital (d)	—		—		—		—		—		—		—
Increase from regulatory settlements	0.03		—		—		—		—		—		—
Net Asset Value, End of Period	$9.89		$6.73		$14.29		$15.72		$15.16		$12.32		$11.20
Total return (e)	50.19	%(f)	(52.26)%		4.37%		12.75	%(f)	24.96%		10.00%		51.43%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.02	%(g)(h)	2.02	%(g)	1.94	%(g)	1.90	%(g)(h)	1.89	%(i)	2.01	%(g)	2.12	%(g)
Interest expense	—	%(h)(j)	—		—	%(j)	—	%(h)(j)	—		—	%(j)	—	%(j)
Net expenses	2.02	%(g)(h)	2.02	%(g)	1.94	%(g)	1.90	%(g)(h)	1.89	%(i)	2.01	%(g)	2.12	%(g)
Waiver/Reimbursement	—		—		—		—		0.08	%(k)	0.12	%(k)	0.03	%(k)
Net investment income (loss)	1.92	%(g)(h)	1.38	%(g)	0.79	%(g)	0.34	%(g)(h)	0.70	%(i)	0.26	%(g)	(0.01	)%(g)
Portfolio turnover rate	76	%(f)	83%		78%		73	%(f)	74%		153%		86%
Net assets, end of period (000s)	$1,879		$1,349		$3,863		$3,533		$3,276		$2,563		$1,867

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less than 0.01%

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$7.44		$15.76		$17.12		$16.38		$15.44
Income from Investment Operations:
Net investment income (c)	0.11		0.21		0.06		0.12		0.03
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	3.58		(8.30)		0.93		1.91		0.91
Total from investment operations	3.69		(8.09)		0.99		2.03		0.94
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.04)		(0.24)		(0.13)		—
From net realized gains	—		(0.19)		(2.11)		(1.16)		—
Total distributions to shareholders	(0.20)		(0.23)		(2.35)		(1.29)		—
Redemption Fees:
Redemption fees added to paid-in-capital (d)	—		—		—		—		—
Increase from regulatory settlements	0.03		—		—		—		—
Net Asset Value, End of Period	$10.96		$7.44		$15.76		$17.12		$16.38
Total return (e)	50.34	%(f)	(52.00)%		4.87%		13.31	%(f)	6.09	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.52	%(g)(h)	1.52	%(g)	1.44	%(g)	1.40	%(g)(h)	1.39	%(h)(i)
Interest expense	—	%(h)(j)	—		—	%(j)	—	%(h)(j)	—
Net expenses	1.52	%(g)(h)	1.52	%(g)	1.44	%(g)	1.40	%(g)(h)	1.39	%(h)(i)
Waiver/Reimbursement	—		—		—		—		0.08	%(h)(k)
Net investment income	2.35	%(g)(h)	1.70	%(g)	0.31	%(g)	0.80	%(g)(h)	0.85	%(h)(i)
Portfolio turnover rate	76	%(f)	83%		78%		73	%(f)	74%
Net assets, end of period (000s)	$202		$112		$196		$12		$11

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less then 0.01% .

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -% for the period ended March 31, 2006.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$7.52		$15.96		$17.29		$16.58		$13.44		$12.13		$8.01
Income from Investment Operations:
Net investment income (c)	0.14		0.29		0.32		0.19		0.24		0.16		0.13
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	3.63		(8.43)		0.78		1.93		3.25		1.19		4.11
Total from investment operations	3.77		(8.14)		1.10		2.12		3.49		1.35		4.24
Less Distributions to Shareholders:
From net investment income	(0.21)		(0.11)		(0.32)		(0.25)		(0.30)		(0.04)		(0.12)
From net realized gains	—		(0.19)		(2.11)		(1.16)		(0.05)		—		—
Total distributions to shareholders	(0.21)		(0.30)		(2.43)		(1.41)		(0.35)		(0.04)		(0.12)
Redemption Fees:
Redemption fees added to paid-in-capital (d)	—		—		—		—		—		—		—
Increase from regulatory settlements	0.03		—		—		—		—		—		—
Net Asset Value, End of Period	$11.11		$7.52		$15.96		$17.29		$16.58		$13.44		$12.13
Total return (e)	50.84	%(f)	(51.76)%		5.42%		13.73	%(f)	26.24%		11.10%		53.06%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.02	%(g)(h)	1.02	%(g)	0.94	%(g)	0.90	%(g)(h)	0.89	%(i)	1.01	%(g)	1.12	%(g)
Interest expense	—	%(h)(j)	—		—	%(j)	—	%(h)(j)	—		—	%(j)	—	%(j)
Net expenses	1.02	%(g)(h)	1.02	%(g)	0.94	%(g)	0.90	%(g)(h)	0.89	%(i)	1.01	%(g)	1.12	%(g)
Waiver/Reimbursement	—		—		—		—		0.08	%(k)	0.12	%(k)	0.03	%(k)
Net investment income	2.93	%(g)(h)	2.28	%(g)	1.79	%(g)	1.26	%(g)(h)	1.68	%(i)	1.26	%(g)	0.99	%(g)
Portfolio turnover rate	76	%(f)	83%		78%		73	%(f)	74%		153%		86%
Net assets, end of period (000s)	$1,519,431		$1,155,598		$2,549,057		$2,352,583		$1,841,838		$1,199,712		$917,391

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – International/Global Stock Funds

August 31, 2009 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

Columbia Global Value Fund

Columbia International Value Fund

Columbia Marsico Global Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Investment Objectives

Columbia Global Value Fund and Columbia International Value Fund each seek long-term capital appreciation. Columbia Marsico Global Fund and Columbia Marsico International Opportunities Fund each seek long-term growth of capital. Columbia Multi-Advisor International Equity Fund seeks long-term capital growth.

Columbia International Value Fund (the "Feeder Fund") seeks to achieve its investment objective by investing all or substantially all of its assets in Columbia International Value Master Portfolio (the "Master Portfolio"). The Master Portfolio is a series of Columbia Funds Master Investment Trust, LLC (the "Master Trust"). The Master Portfolio has the same investment objective as the Feeder Fund. The value of the Feeder Fund's investment in the Master Portfolio included on the Statements of Assets and Liabilities reflects the Feeder Fund's proportionate amount of beneficial interests in the net assets of the Master Portfolio, which is equal to 85.4% at August 31, 2009. The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Another fund that is managed by Columbia Management Advisors, LLC ("Columbia"), not registered under the 1940 Act, and whose financial statements are not presented here, also invests in the Master Portfolio.

Fund Shares

The Trust may issue an unlimited number of shares. Columbia Global Value Fund and Columbia International Value Fund each offer four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia Marsico Global Fund offers four classes of shares: Class A, Class C, Class R and Class Z shares. Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund each offer five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Each share class has its own expense structure and sales charges, as applicable. Columbia Marsico Global Fund commenced operations on April 30, 2008.

Subject to certain limited exceptions, Columbia Global Value Fund is no longer accepting new investments from current or prospective investors. Effective March 31, 2009, Columbia International Value Fund was reopened for purchases from new and existing investors. Effective June 22, 2009, Columbia Global Value Fund, Columbia International Value Fund, Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund no longer accept investments in Class B shares from new or existing investors in the Funds' Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of each Fund and exchanges by existing Class B shareholders of other Columbia Funds. Please see each Fund's prospectus for additional details.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Funds' prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported

International/Global Stock Funds, August 31, 2009 (Unaudited)

amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 12, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Funds' shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds' net asset values. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

The Feeder Fund invests all or substantially all of its assets in the Master Portfolio. See the Notes to Financial Statements for the Master Portfolio included elsewhere in this report for the Master Portfolio's valuation policies.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Funds' investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own

International/Global Stock Funds, August 31, 2009 (Unaudited)

assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statements of Operations.

Income Recognition

Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Funds become aware of such, net of any non-reclaimable tax withholdings.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

The Feeder Fund records its proportionate share of investment income, realized and unrealized gains (losses) and expenses reported by the Master Portfolio on a daily basis. The investment income, realized and unrealized gains (losses) and expenses are allocated daily to investors of the Master Portfolio based upon the relative value of their investment in the Master Portfolio.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal

International/Global Stock Funds, August 31, 2009 (Unaudited)

excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Capital Gains Taxes

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Funds accrue for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually by each of the Funds. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended February 28, 2009 was as follows:

	Ordinary Income*	Long-Term Capital Gains	Tax Return of Capital
Columbia Global Value Fund	$233,979	$18,868,824	$—
Columbia International Value Fund	84,192,381	223,286,765	1,088,951
Columbia Marsico Global Fund	—	—	—
Columbia Marsico International Opportunities Fund	548,803	26,828,602	—
Columbia Multi-Advisor International Equity Fund	23,022,083	25,723,512	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at August 31, 2009, based on cost of investments for federal income tax purposes, excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia Global Value Fund	$9,839,536	$(28,320,946)	$(18,481,410)
Columbia International Value Fund	N/A*	N/A*	N/A*
Columbia Marsico Global Fund	889,787	(102,901)	786,886
Columbia Marsico International Opportunities Fund	277,326,269	(61,397,815)	215,928,454
Columbia Multi-Advisor International Equity Fund	301,282,091	(41,127,377)	260,154,714

*  See the Master Portfolio notes to financial statements for tax basis information.

International/Global Stock Funds, August 31, 2009 (Unaudited)

The following capital loss carryforwards, determined as of February 28, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration 2017
Columbia Global Value Fund	$18,857,402
Columbia Marsico Global Fund	698,414
Columbia Marsico International Opportunities Fund	417,923,082
Columbia Multi-Advisor International Equity Fund	250,073,781

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Funds. Columbia receives a monthly investment advisory fee based on each Fund's average daily net assets at the following annual rates:

	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Global Value Fund	0.90%	0.85%	0.80%	0.75%	0.73%	0.71%
Columbia Marsico Global Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Columbia Marsico International Opportunities Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Columbia Multi-Advisor International Equity Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%

The Feeder Fund indirectly pays for investment advisory, sub-advisory services and a portion of the administrative services through its investment in the Master Portfolio. (See Notes to Financial Statements of the Master Portfolio.)

For the six month period ended August 31, 2009, the annualized effective investment advisory fee rates for the Funds, net of any fee waivers, as a percentage of each Fund's average daily net assets, were as follows:

Annualized Effective Rates
Columbia Global Value Fund	0.90%
Columbia Marsico Global Fund	0.80%
Columbia Marsico International Opportunities Fund	0.80%
Columbia Multi-Advisor International Equity Fund	0.65%

International/Global Stock Funds, August 31, 2009 (Unaudited)

To the extent that the Funds are not benefitting from a separate contractual expense limitation arrangement, Columbia has contractually agreed to waive a portion of its advisory fees for Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund through June 30, 2010.

The waiver amount is calculated based on the difference between the dollar amount of sub-advisory fees that would have been payable to Marsico Capital Management, LLC ("Marsico") based on the annualized rate of 0.45% of each Fund's average daily net assets, and the dollar amount of sub-advisory fees calculated on a monthly basis based on the annualized sub-advisory fee rate effective January 1, 2008 to which Marsico is entitled from each Fund which is described under the Sub-Advisory Fee note below. The annualized fee rate of 0.45% represented the sub-advisory fee rate which Marsico was entitled to receive prior to January 1, 2008.

In the absence of a separate contractual expense limitation arrangement, the advisory fee waiver for Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund was calculated as follows:

Average Daily Net Assets*	Advisory Fee Waiver
Assets up to $6 billion	0.00%
Assets in excess of $6 billion and up to $10 billion	0.05%
Assets in excess of $10 billion	0.10%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico International Opportunities Fund; (ii) Columbia Multi-Advisor International Equity Fund; (iii) Columbia Marsico International Opportunities Fund, Variable Series; and (iv) any future Columbia international equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

Sub-Advisory Fee

Brandes Investment Partners, L.P. ("Brandes") has been retained by Columbia to serve as the investment sub-advisor to Columbia Global Value Fund. As the sub-advisor, and subject to the oversight of Columbia and the Fund's Board of Trustees, Brandes is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Brandes a monthly sub-advisory fee.

Columbia Multi-Advisor International Equity Fund is a "multi-manager" fund, which means that the Fund is managed by more than one sub-advisor. Prior to July 8, 2009, Causeway Capital Management LLC ("Causeway") and Marsico were co-investment sub-advisors of the Fund. Effective July 8, 2009, Columbia assumed day-to-day management responsibility for the portion of the Fund's assets that had been sub-advised by Causeway. Pursuant to the sub-advisory agreement with Marsico, Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee.

Marsico has also been retained by Columbia to serve as the investment sub-advisor to Columbia Marsico Global Fund and Columbia Marsico International Opportunities Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee.

Marsico is entitled to receive a monthly sub-advisory fee for its services provided to Columbia Multi-Advisor International Equity Fund and Columbia Marsico International Opportunities Fund at the following annual rates:

Average Daily Net Assets*	Annual Fee Rate
Assets up to $6 billion	0.45%
Assets in excess of $6 billion and up to $10 billion	0.40%
Assets in excess of $10 billion	0.35%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico International Opportunities Fund; (ii) Columbia Multi-Advisor International Equity Fund; (iii) Columbia Marsico International Opportunities Fund, Variable Series; and (iv) any future Columbia international equity fund sub-advised by Marsico which the Advisor and Marsico mutually agree in writing.

Marsico is also entitled to receive a monthly sub-advisory fee for its services provided to Columbia Marsico Global Fund, based on the Fund's average daily net assets, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
Assets up to $1.5 billion	0.45%
Assets in excess of $1.5 billion and up to $3 billion	0.40%
Assets in excess of $3 billion	0.35%

Administration Fee

Columbia provides administrative and other services to the Funds for a monthly administration fee based on each Fund's

International/Global Stock Funds, August 31, 2009 (Unaudited)

average daily net assets at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Annual Fee Rate
Columbia Global Value Fund	0.17%
Columbia International Value Fund	0.17%
Columbia Marsico Global Fund	0.22%
Columbia Marsico International Opportunities Fund	0.22%
Columbia Multi-Advisor International Equity Fund	0.17%

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly. In addition, each Fund except Columbia International Value Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee for each Fund except Columbia International Value Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, Columbia Multi-Advisor International Equity Fund also pays a multi-manager fee of $3,000 for each investment sub-advisor managing a portion of the Fund. The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to May 1, 2009, the Transfer Agent voluntarily waived a portion of its fees for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) did not exceed 0.02% annually of the Columbia Global Value Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended August 31, 2009, no minimum account balance fees were charged by the Funds.

International/Global Stock Funds, August 31, 2009 (Unaudited)

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds' shares. For the six month period ended August 31, 2009, the Distributor has retained net underwriting discounts on sales of Class A shares and received net CDSC fees on Class A, Class B and Class C share redemptions as follows:

	Front End Sales Charge	CDSC
	Class A	Class A	Class B	Class C
Columbia Global Value Fund	$1	$—	$1,391	$—
Columbia International Value Fund	7,117	170	244	432
Columbia Marsico Global Fund	633	—	—	743
Columbia Marsico International Opportunities Fund	6,231	1	19,620	2,999
Columbia Multi-Advisor International Equity Fund	853	—	778	—

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of each Fund and a combined distribution and shareholder servicing plan for Class A shares of each Fund. The Trust has also adopted a distribution plan for Class R shares of Columbia Marsico Global Fund, Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Expense Limits and Fee Waivers

Columbia has contractually agreed to bear a portion of Columbia Marsico Global Fund's expenses through June 30, 2010 so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.35% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after June 30, 2010.

Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the expenses for Columbia International Value Fund and Columbia Multi-Advisor International Equity Fund so that each Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds' custodian, do not exceed the annual rate of 1.35% of each Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Effective July 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the expenses for Columbia Global Value Fund and Columbia Marsico International Opportunities Fund so that each Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits

International/Global Stock Funds, August 31, 2009 (Unaudited)

from the Funds' custodian, do not exceed the annual rate of 1.35% of each Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue these arrangements at any time.

Prior to July 1, 2009, Columbia contractually agreed to waive fees and/or reimburse expenses for Columbia Global Value Fund and Columbia Marsico International Opportunities Fund, so that the expenses incurred by the Funds (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds' custodian, will not exceed the following annual rates, based on each Fund's average daily net assets:

Annual Rate
Columbia Global Value Fund	1.40%
Columbia Marsico International Opportunities Fund	1.50%

Columbia is entitled to recover from Columbia Global Value Fund and Columbia Marsico Global Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause a Fund's expenses to exceed the expense limitations in effect at the time of recovery.

At August 31, 2009, $108,484, expiring February 29, 2013 was potentially recoverable from Columbia Global Value Fund pursuant to this arrangement. At August 31, 2009, $107,880, expiring February 29, 2013 and $272,206, expiring February 29, 2012 were potentially recoverable from Columbia Marsico Global Fund pursuant to this arrangement. There were no amounts recovered during the six month period ended August 31, 2009.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities

Other Related Party Transactions

In connection with the purchase and sale of their securities during the period, the Funds used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended August 31, 2009 were as follows:

Fund	Amount
Columbia Global Value Fund	$2,509
Columbia Marsico Global Fund	528
Columbia Marsico International Opportunities Fund	98,888
Columbia Multi-Advisor International Equity Fund	88,706

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six month period ended August 31, 2009, these custody credits reduced total expenses for the Funds as follows:

	Custody Credits
Columbia Global Value Fund	$—
Columbia International Value Fund	—	*
Columbia Marsico Global Fund	—
Columbia Marsico International Opportunities Fund	2
Columbia Multi-Advisor International Equity Fund	9

*  Rounds to less than $1.00

International/Global Stock Funds, August 31, 2009 (Unaudited)

Note 6. Portfolio Information

For the six month period ended August 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Funds were as follows:

	Other Investment Securities
	Purchases	Sales
Columbia Global Value Fund	$1,328,577	$21,846,561
Columbia Marsico Global Fund	3,354,931	3,166,426
Columbia Marsico International Opportunities Fund	535,477,403	745,513,937
Columbia Multi-Advisor International Equity Fund	1,009,801,507	1,145,630,239

Note 7. Redemption Fees

The Funds may impose a 2.00% redemption fee on the proceeds of fund shares that are redeemed within 60 days of purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of fund shares. The redemption fees, which are retained by the Funds, are accounted for as an addition to paid-in capital and are allocated to each class of the Funds based on the relative net assets at the time of the redemption. For the six month period ended August 31, 2009, the Funds assessed redemption fees as follows:

	Redemption Fee
	Class A	Class B	Class C	Class R	Class Z
Columbia Global Value Fund	$297	$143	$392	$—	$388
Columbia International Value Fund	7,579	440	1,468	—	24,685
Columbia Marsico Global Fund	—	—	—	—	—
Columbia Marsico International Opportunities Fund	5,117	399	996	64	21,108
Columbia Multi-Advisor International Equity Fund	546	33	43	4	35,318

Note 8. Regulatory Settlements

As of August 31, 2009, Columbia International Value Fund and Columbia Multi-Advisor International Equity Fund had received payments of $417,242 and $4,074,606, respectively, relating to certain regulatory settlements with third parties that each of these Funds had participated in during the period. The payments have been included in "Increase from regulatory settlements" on the Statements of Changes in Net Assets.

Note 9. Line of Credit

The Funds and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2009, the average daily loan balance outstanding on days where borrowing

International/Global Stock Funds, August 31, 2009 (Unaudited)

existed and the weighted average interest rate of each Fund that borrowed were as follows:

	Average Daily Loan Balance Outstanding on Days Were Borrowing Existed	Weighted Average Interest Rate
Columbia Global Value Fund	$1,220,000	0.307%
Columbia Multi-Advisor International Equity Fund	3,500,000	0.769

Note 10. Shares of Beneficial Interest

As of August 31, 2009, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. The percentages of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Global Value Fund	34.7
Columbia International Value Fund	37.6
Columbia Marsico Global Fund	75.0
Columbia Marsico International Opportunities Fund	48.9
Columbia Multi-Advisor International Equity Fund	73.7

As of August 31, 2009, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Global Value Fund	1	5.3
Columbia International Value Fund	1	17.0
Columbia Marsico International Opportunities Fund	1	5.9
Columbia Multi-Advisor International Equity Fund	1	7.9

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 11. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG

International/Global Stock Funds, August 31, 2009 (Unaudited)

Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 12. Subsequent Events

On October 15, 2009 the committed line of credit discussed in Note 9 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Columbia Funds Master Investment Trust, LLC

Columbia International Value Master Portfolio Semiannual Report (Unaudited)

August 31, 2009

The following pages should be read in conjunction with Columbia International Value Fund's Semiannual Report.

Investment Portfolio – Columbia International Value Master Portfolio

August 31, 2009 (Unaudited)

Common Stocks – 97.2%
	Shares	Value ($)
Consumer Discretionary – 6.6%
Automobiles – 0.8%
Nissan Motor Co., Ltd.	1,330,900	9,296,991
Renault SA (a)	125,200	5,635,880
Automobiles Total		14,932,871
Household Durables – 1.3%
Sony Corp.	897,900	24,268,872
Household Durables Total		24,268,872
Media – 1.6%
British Sky Broadcasting Group PLC	1,083,100	9,588,449
ITV PLC	27,185,276	21,495,420
Media Total		31,083,869
Multiline Retail – 1.5%
Marks & Spencer Group PLC, ADR	2,485,740	27,532,553
Multiline Retail Total		27,532,553
Specialty Retail – 1.4%
Kingfisher PLC	7,819,700	26,838,353
Specialty Retail Total		26,838,353
Consumer Discretionary Total		124,656,518
Consumer Staples – 9.4%
Food & Staples Retailing – 6.7%
Carrefour SA	891,160	41,961,666
J Sainsbury PLC	2,871,400	15,237,096
Koninklijke Ahold NV	2,496,732	29,246,568
Seven & I Holdings Co., Ltd.	504,000	12,186,996
Wm. Morrison Supermarkets PLC	6,214,365	28,041,251
Food & Staples Retailing Total		126,673,577
Food Products – 1.9%
Unilever NV	1,288,649	36,015,185
Food Products Total		36,015,185
Tobacco – 0.8%
Japan Tobacco, Inc.	5,237	15,190,396
Tobacco Total		15,190,396
Consumer Staples Total		177,879,158
Energy – 3.1%
Oil, Gas & Consumable Fuels – 3.1%
BP PLC	3,064,170	26,374,253
ENI SpA	1,359,347	32,232,471
Oil, Gas & Consumable Fuels Total		58,606,724
Energy Total		58,606,724

	Shares	Value ($)
Financials – 19.3%
Commercial Banks – 11.5%
Barclays PLC (a)	4,818,407	29,533,329
Chuo Mitsui Trust Holdings, Inc.	1,436,000	6,049,565
Credit Agricole SA	956,132	17,709,574
HSBC Holdings PLC	2,805,062	30,645,956
Intesa Sanpaolo SpA (a)	8,435,186	36,550,115
Mitsubishi UFJ Financial Group, Inc.	4,958,431	31,652,961
Mizuho Financial Group, Inc.	11,539,600	28,275,430
Natixis (a)	3,977,546	18,127,317
Royal Bank of Scotland Group PLC (a)	1,097,466	1,027,093
Royal Bank of Scotland Group PLC, ADR (a)	20,467	377,616
San-In Godo Bank Ltd.	233,000	2,153,466
Sumitomo Mitsui Financial Group, Inc.	250,100	10,778,087
Yamaguchi Financial Group, Inc.	425,000	4,882,590
Commercial Banks Total		217,763,099
Consumer Finance – 0.6%
Aiful Corp.	1,093,100	3,265,790
Takefuji Corp.	1,689,230	8,641,306
Consumer Finance Total		11,907,096
Insurance – 7.2%
Aegon NV (a)	5,311,757	40,001,232
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,373,000	38,733,208
Sompo Japan Insurance, Inc.	832,000	5,677,807
Swiss Reinsurance Co., Ltd., Registered Shares	208,600	9,617,388
Tokio Marine Holdings, Inc.	1,021,900	30,420,881
XL Capital Ltd., Class A	687,319	11,924,985
Insurance Total		136,375,501
Financials Total		366,045,696
Health Care – 12.2%
Pharmaceuticals – 12.2%
AstraZeneca PLC	991,685	45,694,319
Daiichi Sankyo Co., Ltd.	852,600	18,188,189
GlaxoSmithKline PLC	2,198,848	43,044,795
Ono Pharmaceutical Co., Ltd.	730,800	35,892,058
Sanofi-Aventis SA	869,886	59,011,254
Taisho Pharmaceutical Co., Ltd.	382,000	7,500,419
Takeda Pharmaceutical Co., Ltd.	565,400	22,786,137
Pharmaceuticals Total		232,117,171
Health Care Total		232,117,171

See Accompanying Notes to Financial Statements.

Columbia International Value Master Portfolio

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Industrials – 1.7%
Air Freight & Logistics – 0.2%
Deutsche Post AG, Registered Shares	225,000	3,882,008
Air Freight & Logistics Total		3,882,008
Commercial Services & Supplies – 1.5%
Contax Participacoes SA, ADR	2,571,105	5,121,641
Dai Nippon Printing Co., Ltd.	1,555,000	22,710,854
Commercial Services & Supplies Total		27,832,495
Industrials Total		31,714,503
Information Technology – 16.6%
Communications Equipment – 5.4%
Alcatel-Lucent (a)	9,071,300	34,462,214
Nokia Oyj	2,667,165	37,089,364
Telefonaktiebolaget LM Ericsson, Class B	3,292,968	31,502,802
Communications Equipment Total		103,054,380
Computers & Peripherals – 0.7%
NEC Corp. (a)	3,879,000	14,006,921
Computers & Peripherals Total		14,006,921
Electronic Equipment, Instruments & Components – 3.6%
FUJIFILM Holdings Corp.	693,405	20,679,193
Hitachi Ltd.	3,889,000	13,708,673
TDK Corp.	185,000	10,756,045
Tyco Electronics Ltd.	1,038,543	23,699,551
Electronic Equipment, Instruments & Components Total		68,843,462
Office Electronics – 1.6%
Canon, Inc.	792,700	30,413,101
Office Electronics Total		30,413,101
Semiconductors & Semiconductor Equipment – 5.3%
Infineon Technologies AG (a)	2,525,713	13,270,453
Rohm Co., Ltd.	551,500	37,161,795
STMicroelectronics NV	4,215,100	36,480,168
United Microelectronics Corp. (a)	30,745,817	12,609,740
Semiconductors & Semiconductor Equipment Total		99,522,156
Information Technology Total		315,840,020
Materials – 4.2%
Chemicals – 3.8%
Akzo Nobel NV	564,100	31,947,430
BASF SE	787,700	41,093,267
Chemicals Total		73,040,697

	Shares	Value ($)
Construction Materials – 0.4%
Italcementi SpA	890,500	6,893,749
Construction Materials Total		6,893,749
Materials Total		79,934,446
Telecommunication Services – 21.1%
Diversified Telecommunication Services – 18.5%
Brasil Telecom Participacoes SA, ADR	232,523	10,124,051
Deutsche Telekom AG, Registered Shares	3,845,600	51,133,533
France Telecom SA	1,403,318	35,689,255
KT Corp., ADR	286,131	4,455,060
Nippon Telegraph & Telephone Corp.	942,500	42,136,486
Portugal Telecom SGPS SA, ADR	5,584,476	57,743,482
Swisscom AG, ADR	688,200	23,833,192
Tele Norte Leste Participacoes SA, ADR	691,100	11,016,134
Telecom Corp. of New Zealand Ltd., ADR	1,486,604	13,870,015
Telecom Italia SpA	16,491,810	26,645,263
Telecom Italia SpA, Savings Shares	14,468,410	16,386,102
Telefonica SA, ADR	362,381	27,461,232
Telefonos de Mexico SA de CV, ADR, Class L	1,158,962	21,545,104
Telmex Internacional SAB de CV, ADR	667,004	8,591,011
Diversified Telecommunication Services Total		350,629,920
Wireless Telecommunication Services – 2.6%
SK Telecom Co., Ltd.	160,077	22,430,519
SK Telecom Co., Ltd., ADR	617,639	9,610,463
Telemig Celular Participacoes SA	20,203	1,251,980
Tim Participacoes SA, ADR	127,738	2,715,710
Vivo Participacoes SA, ADR	172,874	3,934,612
Vodafone Group PLC	4,540,000	9,786,422
Wireless Telecommunication Services Total		49,729,706
Telecommunication Services Total		400,359,626

See Accompanying Notes to Financial Statements.

Columbia International Value Master Portfolio

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Utilities – 3.0%
Electric Utilities – 3.0%
Centrais Electricas Brasileiras SA, ADR	2,887,067	41,544,894
Korea Electric Power Corp., ADR (a)	1,294,050	15,981,518
Electric Utilities Total		57,526,412
Utilities Total		57,526,412
Total Common Stocks (cost of $2,256,428,210)		1,844,680,274
	Par ($)
Short-Term Obligation – 2.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.130%, collateralized by a U.S. Government Agency obligation maturing 07/17/15, market value $42,350,600 (repurchase proceeds $41,519,150)	41,519,000	41,519,000
Total Short-Term Obligation (cost of $41,519,000)		41,519,000
Total Investments – 99.4% (cost of $2,297,947,210) (b)		1,886,199,274
Other Assets & Liabilities, Net – 0.6%		11,880,736
Net Assets – 100.0%		1,898,080,010

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $2,297,947,210.

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Master Portfolio's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$27,532,553	$97,123,965	$—	$124,656,518
Consumer Staples	—	177,879,158	—	177,879,158
Energy	—	58,606,724	—	58,606,724
Financials	12,302,601	353,743,095	—	366,045,696
Health Care	—	232,117,171	—	232,117,171
Industrials	5,121,641	26,592,862	—	31,714,503
Information Technology	23,699,551	292,140,469	—	315,840,020
Materials	—	79,934,446	—	79,934,446
Telecommunication Services	196,152,046	204,207,580	—	400,359,626
Utilities	57,526,412	—	—	57,526,412
Total Common Stocks	322,334,804	1,522,345,470	—	1,844,680,274
Total Short-Term Obligation	—	41,519,000	—	41,519,000
Total Investments	$322,334,804	$1,563,864,470	$—	$1,886,199,274

The Master Portfolio's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Master Portfolio was invested in the following countries at August 31, 2009.

Summary of Securities By Country	Value	% of Total Investments
Japan	$507,414,216	26.9
United Kingdom	315,216,906	16.7
France	212,597,159	11.3
Netherlands	173,690,584	9.2
Italy	118,707,700	6.3
Germany	109,379,260	5.8
Brazil	75,709,023	4.0
Portugal	57,743,482	3.1
Switzerland	57,150,131	3.0
South Korea	52,477,559	2.8
United States*	41,519,000	2.2
Finland	37,089,364	2.0
Sweden	31,502,802	1.7
Mexico	30,136,115	1.6
Spain	27,461,232	1.4
New Zealand	13,870,015	0.7
Taiwan	12,609,741	0.7
Bermuda	11,924,985	0.6
	$1,886,199,274	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia International Value Master Portfolio
August 31, 2009 (Unaudited)

		($)
Assets	Investments, at identified cost	2,297,947,210
	Investments, at value	1,886,199,274
	Cash	753
	Foreign currency (cost of $80)	77
	Receivable for:
	Investments sold	12,684,128
	Dividends	4,771,097
	Interest	150
	Prepaid expenses	9,865
	Total Assets	1,903,665,344
Liabilities	Payable for:
	Investments purchased	4,066,570
	Investment advisory fee	1,211,045
	Administration fee	65,696
	Pricing and bookkeeping fees	15,911
	Trustees' fees	31,893
	Custody fee	160,650
	Other liabilities	33,569
	Total Liabilities	5,585,334
	Net Assets	1,898,080,010

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia International Value Master Portfolio
For the Six Months Ended August 31, 2009 (Unaudited)

		($)
Investment Income	Dividends	41,657,799
	Interest	16,273
	Foreign taxes withheld	(5,996,793)
	Total Investment Income	35,677,279
Expenses	Investment advisory fee	6,271,182
	Administration fee	324,607
	Pricing and bookkeeping fees	75,586
	Trustees' fees	16,180
	Custody fee	246,101
	Other expenses	66,771
	Expenses before interest expense	7,000,427
	Interest expense	53
	Total Expenses	7,000,480
	Custody earnings credit	(3)
	Net Expenses	7,000,477
	Net Investment Income	28,676,802
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized loss on:
	Investments	(157,994,844)
	Foreign currency transactions	(9,351)
	Net realized loss	(158,004,195)
	Net change in unrealized appreciation (depreciation) on:
	Investments	723,644,752
	Foreign currency translations	158,671
	Net change in unrealized appreciation (depreciation)	723,803,423
	Net Gain	565,799,228
	Net Increase Resulting from Operations	594,476,030

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia International Value Master Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended August 31, 2009 ($)	Year Ended February 28, 2009 ($)
Operations	Net investment income	28,676,802	89,138,505
	Net realized loss on investments and foreign currency transactions	(158,004,195)	(141,329)
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	723,803,423	(1,226,863,915)
	Net Increase (Decrease) Resulting from Operations	594,476,030	(1,137,866,739)
	Contributions	286,054,728	430,376,554
	Withdrawals	(333,158,031)	(1,334,632,286)
	Increase from regulatory settlements	494,889	—
	Total Increase (Decrease) in Net Assets	547,867,616	(2,042,122,471)
Net Assets	Beginning of period	1,350,212,394	3,392,334,865
	End of period	1,898,080,010	1,350,212,394

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Value Master Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Period Ended February 29,		Year Ended March 31,
	2009		2009	2008 (a)		2007	2006	2005	2004
Total return	47.51	%(b)	(42.12)%	(6.79	)%(b)	20.95%	24.88%	13.85%	79.88%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (c)	0.89	%(d)	0.84%	0.81	%(d)	0.80%	0.80%	0.86%	0.90%
Interest expense (e)	—	%(d)	—	—	%(d)	—	—	—	—
Net expenses (c)	0.89	%(d)	0.84%	0.81	%(d)	0.80%	0.80%	0.86%	0.90%
Waiver/Reimbursement	—		—	—		—	—	0.05%	0.06%
Net investment income (c)	3.63	%(d)	3.58%	3.27	%(d)	1.66%	1.88%	1.57%	1.34%
Portfolio turnover rate	12	%(b)	5%	24	%(b)	19%	20%	21%	15%

(a)  The Master Portfolio changed its fiscal year end from March 31 to February 29. Per share data and total return reflects activity from April 1, 2007 through February 29, 2008.

(b)  Not annualized.

(c)  The benefits derived from custody credits had an impact of less than 0.01%.

(d)  Annualized.

(e)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia International Value Master Portfolio

August 31, 2009 (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust, LLC (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to Columbia International Value Master Portfolio (the "Master Portfolio").

The following investors were invested in the Master Portfolio at August 31, 2009:

Columbia International Value Master Portfolio:*
Columbia International Value Fund (the "Feeder Fund")	85.4%
Banc of America Capital Management Funds VII, LLC—International Value Fund	14.6%

*  The Master Portfolio serves as a master portfolio for Columbia International Value Fund, which operates as a feeder fund in a master/feeder structure.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 10, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Master Portfolio in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Master Portfolio's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Master Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use

Columbia International Value Master Portfolio, August 31, 2009 (Unaudited)

assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Master Portfolio's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Master Portfolio may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Master Portfolio's investment advisor, has determined are creditworthy. The Master Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolio seeks to assert its rights.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Master Portfolio or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Master Portfolio will not incur any registration costs upon such resale.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Master Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Columbia International Value Master Portfolio, August 31, 2009 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Master Portfolio becomes aware of such, net of any non-reclaimable tax withholdings.

Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains (losses) of the Master Portfolio.

Federal Income Tax Status

The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio's assets, income and distributions will be managed in such a way that the Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the market in which it invests.

Indemnification

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Portfolio's maximum exposure under these arrangements is unknown because this would involve future claims against the Master Portfolio. Also, under the Master Trust's organizational documents and by contract, the Trustees and officers of the Master Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Master Trust. However, based on experience, the Master Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at August 31, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$224,671,344
Unrealized depreciation	(636,419,280)
Net unrealized depreciation	$(411,747,936)

Management is required to determine whether a tax position of the Master Portfolio is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Master Portfolio is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Master Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Master Portfolio. Columbia receives a monthly

Columbia International Value Master Portfolio, August 31, 2009 (Unaudited)

investment advisory fee based on the average daily net assets of the Master Portfolio at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.85%
$500 million to $1 billion	0.80%
$1 billion to $1.5 billion	0.75%
$1.5 billion to $3 billion	0.70%
$3 billion to $6 billion	0.68%
Over $6 billion	0.66%

For the six month period ended August 31, 2009, the annualized effective investment advisory fee rate for the Master Portfolio was 0.79% of the Master Portfolio's average daily net assets.

Sub-Advisory Fee

Brandes Investment Partners, L.P. ("Brandes") has been retained by Columbia to serve as the investment sub-advisor to the Master Portfolio. As the sub-advisor, and subject to the oversight of Columbia and the Master Portfolio's Board of Trustees, Brandes is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolio. Columbia, from the investment advisory fee it receives, pays Brandes a monthly sub-advisory fee.

Administration Fee

Columbia provides administrative and other services to the Master Portfolio for a monthly administration fee at the annual rate of 0.05% of the Master Portfolio's average daily net assets less the fees payable by the Master Portfolio as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Master Portfolio has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Master Portfolio. The Master Portfolio has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Master Portfolio. Under the State Street Agreements, the Master Portfolio pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Master Portfolio for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Master Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

The Master Portfolio has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Master Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Master Portfolio reimburses Columbia for out-of-pocket expenses.

Expense Limits and Fee Waivers

Columbia and/or some of the Master Portfolio's other service providers have voluntarily agreed to waive fees and/or reimburse the Master Portfolio for certain expenses so that the Master Portfolio's ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Master Portfolio's custodian, will not exceed the annual rate of 0.90% of the Master Portfolio's average daily net assets. This arrangement may be modified or terminated by Columbia at any time.

Fees Paid to Officers and Trustees

All officers of the Master Portfolio are employees of Columbia or its affiliates and receive no compensation from the Master Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Master Portfolio in accordance with federal securities regulations.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Master Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate

Columbia International Value Master Portfolio, August 31, 2009 (Unaudited)

of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a portfolio of Columbia Funds Series Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Other Related Party Transactions

In connection with the purchase and sale of their securities during the period, the Master Portfolio used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended August 31, 2009 was $13,345.

Note 5. Custody Credits

The Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended August 31, 2009, these custody credits reduced total expenses by $3 for the Master Portfolio.

Note 6. Portfolio Information

For the six month period ended August 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Master Portfolio were $189,380,528 and $240,198,527, respectively.

Note 7. Regulatory Settlements

As of August 31, 2009, the Master Portfolio had received payments of $494,889 relating to certain regulatory settlements with third parties that the Master Portfolio has participated in during the period. The payments have been included in "Increase from regulatory settlements" on the Statement of Changes in Net Assets.

Note 8. Line of Credit

The Master Portfolio and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Master Portfolio's borrowing limit set forth in the Master Portfolio's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the Master Portfolio's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2009, the average daily loan balance outstanding on days where borrowing existed was $1,150,000 at a weighted average interest rate of 0.83%

Note 9. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement")

Columbia International Value Master Portfolio, August 31, 2009 (Unaudited)

and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 10. Subsequent Events

On October 15, 2009 the committed line of credit discussed in Note 8 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Master Portfolio. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the International/Global Stock Funds listed on the front cover.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website, www.columbiamanagement.com.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about a fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia International/Global Stock Funds

Semiannual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/23442-0809 (10/09) 09/90906

Semiannual Report

August 31, 2009

Index Funds

■	Columbia Large Cap Index Fund

■	Columbia Large Cap Enhanced Core Fund

■	Columbia Mid Cap Index Fund

■	Columbia Small Cap Index Fund

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund’s performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one’s assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you’ll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 13 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

Fund Profile – Columbia Large Cap Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+40.29% Class A Shares

+40.52% S&P 500 Index

Morningstar Style Box™

Equity Style

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended August 31, 2009, Columbia Large Cap Index Fund Class A shares returned 40.29% without sales charge. The S&P 500 Index[1] returned 40.52%. The average return for the Lipper S&P 500 Index Objective Funds Classification[2] was 40.08%. The fund seeks to approximate the benchmark weights of securities, industries and sectors represented in the S&P 500 Index. As such, its return was in line with the return of the benchmark, after fees and expenses, which the index does not incur.

■

After a year of declining stock prices, the U.S. stock market staged a sharp rebound during the six-month period covered by this report. In general the sectors that were last year’s worst performers were this period’s best performers. Financials, for example, gained 97%. Materials stocks rose 55% and the consumer discretionary sector returned 50%. In the financials sector, Bank of America, Principal Financial Group, Citigroup, Capital One Financial, American International Group and XL Capital (1.6%, 0.1%, 0.6%, 0.2%, 0.1% and 0.1% of net assets, respectively) generated strong returns. Apple (1.6% of net assets) made the single largest contribution to return in the technology sector, while International Paper and Dow Chemical (0.1% and 0.3% of net assets, respectively) led returns in the materials sector. In the consumer discretionary sector, Office Depot (0.1% of net assets) was a standout.

■

Even the worst performing sectors in the index posted double-digit gains over the six-month period. The laggards were telecommunications, energy and utilities. MetroPCS Communications (less than 0.1% of net assets) was a drag in the telecom sector. Sunoco (less than 0.1% of net assets) hurt the energy sector with a double-digit loss and Pepco Holdings (less than 0.1% of net assets), underperformed in the utilities sector, moving sideways over the period. The fund’s small cash position was also a drag on performance.

■

The stock market’s strong rebound was in keeping with historical trends, rising although the U.S. economy continued to contract and job losses mounted and rewarded investors who rode out the downturn. There is never a guarantee that history will repeat itself, but it is encouraging when it does.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Fund Profile (continued) – Columbia Large Cap Index Fund

Portfolio Management

Cheryl D’Hollander has co-managed the fund since February 2009 and has been associated with the advisor or its predecessors since 2003.

Alfred F. Alley III has co-managed the fund since July 2009 and has been associated with the advisor or its predecessors since 2005.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

2

Performance Information – Columbia Large Cap Index Fund

Performance of a $10,000 investment 09/01/99 – 08/31/09 ($)

Sales charge	without	with
Class A	8,824	n/a
Class B	8,571	8,571
Class Z	9,049	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Large Cap Index Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A	B		Z
Inception	10/10/95	09/23/05		12/15/93
Sales charge	without	without	with	without
6-month (cumulative)	40.29	39.75	34.75	40.51
1-year	–18.51	–19.10	–23.08	–18.28
5-year	0.14	–0.44	–0.82	0.39
10-year	–1.24	–1.53	–1.53	–0.99

Average annual total return as of 09/30/09 (%)

Share class	A	B		Z
Sales charge	without	without	with	without
6-month (cumulative)	33.74	33.29	28.29	33.94
1-year	–7.20	–7.87	–12.40	–6.94
5-year	0.66	0.06	–0.32	0.92
10-year	–0.60	–0.90	–0.90	–0.35

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.45
Class B	1.20
Class Z	0.20
*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	19.77
Class B	19.80
Class Z	19.85
Distributions declared per share

03/01/09 – 08/31/09 ($)
Class A	0.06
Class B	0.04
Class Z	0.07

The “with sales charge” returns include the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class A shares are sold at net asset value. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B shares commenced operations on September 23, 2005 and have no performance prior to that date. Performance prior to September 23, 2005 is that of Class A shares at net asset value with no distribution and service (12b-1 fees) of 0.25%. If Class B shares’ distribution and service (12b-1) fees had been reflected, total returns would have been lower.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

3

Understanding Your Expenses – Columbia Large Cap Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,402.88	1,023.24	2.36	1.99	0.39
Class B	1,000.00	1,000.00	1,397.49	1,019.46	6.89	5.80	1.14
Class Z	1,000.00	1,000.00	1,405.10	1,024.50	0.85	0.71	0.14

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Fund Profile – Columbia Large Cap Enhanced Core Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+37.63% Class A Shares

+40.52% S&P 500 Index

Morningstar Style Box™

Equity Style

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended August 31, 2009, Columbia Large Cap Enhanced Core Fund Class A shares returned 37.63% without sales charge. The S&P 500 Index[1] returned 40.52%. The average return of the fund’s peer group, the Lipper Large-Cap Core Funds Classification[2], was 40.23%. As the stock market rebounded, all sectors of the market participated. The fund’s strong returns in financials, commodity-related materials and technology stocks aided performance. Stock selection in the consumer discretionary sector detracted from results.

■

A stock market rebound was led by sectors that benefited most from the coordinated efforts of central banks to overcome the financial and economic panic that weighed on investors at the beginning of the period. As liquidity was injected into the financials sector, the fund benefited by having more exposure than the index to certain stocks that were strong performers. Within financials, Wells Fargo, Genworth Financial and Hartford Financial Services (1.7%, 0.4% and 0.1% of net assets, respectively) were especially strong. In the materials sector, commodity-related Dow Chemical, Eastman Chemical, United States Steel and International Paper (0.2%, 0.8%, 0.1% and 0.9% of net assets, respectively) were top contributors. In technology, Texas Instruments, Microsoft and eBay (1.0%, 2.2% and 0.6% of net assets, respectively) produced strong gains for the fund.

■

In the consumer discretionary sector, some of the lowest quality stocks generated some of the highest returns. However, our disciplined stock selection process steered us away from some of these names. In addition, Gannett and H&R Block detracted from performance with their losses, and we sold them. We also gave up some performance by underweighting General Electric (1.3% of net assets) and FedEx in the industrials sector. The shares of both companies rose strongly during the period. We sold our position in FedEx, missing out on the biggest portion of its gain. In the energy sector, the fund did not fully participate in the run-up in Schlumberger (less than 0.1% of net assets) shares because it had less exposure than the index to the stock and did not own them for the entire period.

■

The fund uses a disciplined quantitative approach to stock selection, seeking to identify opportunities on the basis of quality, valuation and the presence of a potential catalyst that could drive a stock’s price higher. Our methodology was challenged by the recent rally in lower quality, higher volatility stocks. However, we continue to believe that it is a sound approach over the long term.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

5

Fund Profile (continued) – Columbia Large Cap Enhanced Core Fund

Portfolio Management

Brian M. Condon has managed the fund since February 2009 and has been associated with the advisor or its predecessors since 1999.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

6

Performance Information – Columbia Large Cap Enhanced Core Fund

Performance of a $10,000 investment 09/01/99 – 08/31/09 ($)
Class A	9,095
Class R	9,009
Class Y	9,333
Class Z	9,342

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Large Cap Enhanced Core Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A	R	Y	Z
Inception	07/31/96	01/23/06	07/15/09	07/31/96
6-month (cumulative)	37.63	37.44	37.65	37.79
1-year	–18.82	–18.97	–18.67	–18.59

5-year	0.16	–0.03	0.41	0.43
10-year	–0.94	–1.04	–0.69	–0.68

Average annual total return as of 09/30/09 (%)

Share class	A	R	Y	Z
6-month (cumulative)	32.64	32.33	32.64	32.77
1-year	–8.23	–8.54	–8.11	–8.02
5-year	0.61	0.40	0.85	0.87
10-year	–0.27	–0.38	–0.01	0.00

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.89
Class R	1.14
Class Y	0.55
Class Z	0.64

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	9.93
Class R	9.92
Class Y	9.90
Class Z	9.91
Distributions declared per share

03/01/09 – 08/31/09 ($)
Class A	0.03
Class R	0.03
Class Y	0.00
Class Z	0.03

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class R shares, Class Y shares, and Class Z shares, each sold at net asset value (NAV), have limited eligibility and the investment minimum requirement may vary. The returns for Class R shares include the returns for Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to a higher Rule 12b-1 fee. The returns for Class Y shares include the returns for Class Z shares prior to July 15, 2009, the date on which Class Y shares were initially offered by the fund. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be lower. Only eligible investors may purchase Class R shares, Class Y shares, and Class Z shares of the fund, directly or by exchange. Please see the fund’s prospectus for details.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

7

Understanding Your Expenses – Columbia Large Cap Enhanced Core Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,376.32		1,021.17	4.79		4.08	0.80
Class R	1,000.00	1,000.00	1,374.40		1,019.91	6.28		5.35	1.05
Class Y*	1,000.00	1,000.00	1,087.90	**	1,022.33	0.78	**	2.91	0.57
Class Z	1,000.00	1,000.00	1,377.88		1,022.43	3.30		2.80	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Class Y shares commenced operations on July 15, 2009.

**	For the period July 15, 2009 through August 31, 2009.

8

Fund Profile – Columbia Mid Cap Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+46.60% Class A Shares

+46.96% S&P MidCap 400 Index

Morningstar Style Box™

Equity Style

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended August 31, 2009, Columbia Mid Cap Index Fund Class A shares returned 46.60% without sales charge. The S&P MidCap 400 Index[1] returned 46.96%. The average return of the Lipper Mid-Cap Core Funds Classification [2] was 45.89%. The fund seeks to approximate the benchmark weights of securities, industries and sectors represented in the S&P MidCap 400 Index. As such, its return was in line with the return of the benchmark, after fees and expenses, which the index does not incur.

■

After more than a year of falling stock prices, the U.S. stock market rebounded strongly during the six months covered by this report, led by market sectors that had been some of the worst performers in 2008. The materials, technology, consumer discretionary and energy sectors each gained more than 50% during the period. In the materials sector, Ashland, Temple-Inland and Louisiana Pacific (0.3%, 0.2% and 0.1% of net assets, respectively) led the rally. In the technology sector, Vishay Intertechnology, RF Micro Devices, ADC Telecommunications and Fairchild Semiconductor International (0.2%, 0.2%, 0.1% and 0.1% of net assets, respectively) were strong performers. Consumer discretionary holdings with outsized gains included J. Crew, Lamar Advertising, Hanesbrands, Life Time Fitness, American Greetings and Coldwater Creek (0.2%, 0.2%, 0.2%, 0.1%, 0.1% and less than 0.1% of net assets, respectively). Many depressed financial stocks also staged solid comebacks, including Protective Life, AmeriCredit and Webster Financial (0.2%, 0.3% and 0.1% of net assets, respectively).

■

Even some of the benchmark’s lagging sectors posted solid gains over the period. Utilities gained 26%, consumer staples stocks gained 28% and telecommunication services was the weakest sector, with a 5% gain.

■

The stock market’s recent strong rebound was in keeping with historical trends, rising although the U.S. economy continued to contract and job losses mounted and rewarded investors who rode out the downturn. There is never a guarantee that history will repeat itself, but it is encouraging when it does.

[1]

The Standard & Poor’s (S&P) MidCap 400 Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

9

Fund Profile (continued) – Columbia Mid Cap Index Fund

Portfolio Management

Cheryl D’Hollander has co-managed the fund since February 2009 and has been associated with the advisor or its predecessors since 2003.

Alfred F. Alley III has co-managed the fund since July 2009 and has been associated with the advisor or its predecessors since 2005.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Stocks of mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

10

Performance Information – Columbia Mid Cap Index Fund

Performance of a $10,000 investment since inception – 08/31/09 ($)
Class A	14,844
Class Z	14,476

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Mid Cap Index Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A	Z
Inception	05/31/00	03/31/00
6-month (cumulative)	46.60	46.76
1-year	–18.47	–18.23
5-year	3.67	3.94
Since inception	4.36	4.00

Average annual total return as of 09/30/09 (%)

Share class	A	Z
6-month (cumulative)	42.08	42.22
1-year	–3.47	–3.15
5-year	4.24	4.49
Since inception	4.95	4.58

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.50
Class Z	0.25

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	8.40
Class Z	8.38

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class A shares are sold at net asset value. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

11

Understanding Your Expenses – Columbia Mid Cap Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,466.00	1,023.14	2.55	2.09	0.41
Class Z	1,000.00	1,000.00	1,467.61	1,024.40	1.00	0.82	0.16

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

12

Fund Profile – Columbia Small Cap Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+47.57% Class A Shares

+47.84% S&P SmallCap 600 Index

Morningstar Style Box™

Equity Style

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended August 31, 2009, Columbia Small Cap Index Fund Class A shares returned 47.57% without sales charge. The S&P SmallCap 600 Index[1] returned 47.84%. The average return of the Lipper Small-Cap Core Funds Classification [2] was 48.06%. The fund seeks to approximate the benchmark weights of securities, industries and sectors represented in the S&P SmallCap 600® Index. As such, its return was in line with the return of the benchmark, after fees and expenses, which the index does not incur.

■

After more than a year of falling stock prices, the U.S. stock market rebounded strongly during the six months covered by this report, led by market sectors that had been some of the worst performers in 2008. Materials, consumer discretionary, energy and technology stocks gained 58% or more. In the materials sector, Century Aluminum, Clearwater Paper, Buckeye Technologies and Quaker Chemical (0.2%, 0.1%, 0.1% and 0.1% of net assets, respectively) all generated triple-digit gains. The consumer discretionary sector produced the strongest gains of all sectors, including high triple-digit returns from Stein Mart, Sonic Automotive, Ruby Tuesday and Crocs (each 0.1% of net assets). The energy sector was led by Stone Energy, Tetra Technologies and ION Geophysical (0.1%, 0.5% and 0.1% of net assets, respectively). Technology stocks Technitrol, Sonic Solutions and Veeco Instruments soared (0.1%, less than 0.1% and 0.2% of net assets, respectively).

■

All but one of the benchmark’s sectors generated solid double-digit gains. Utilities stocks gained 13.6% while telecommunication services was the weakest sector, losing 17% over the period. Although materials stocks, in aggregate, rose 85.6%, the sector also contained one of the period’s worst performers, Georgia Gulf, which was eliminated from the index after a 67% decline. Wabash National lost more than 74% in the industrials sector and Irwin Financial declined 60% in the financials sector. Both stocks were eliminated from the index.

■

The stock market’s recent strong rebound was in keeping with historical trends, rising although the U.S. economy continued to contract and job losses mounted and rewarded investors who rode out the downturn. There is never a guarantee that history will repeat itself, but it is encouraging when it does.

[1]

The Standard & Poor’s (S&P) SmallCap 600 Index tracks the performance of 600 domestic companies traded on the New York Stock Exchange, NYSE Amex Equities and the NASDAQ. The S&P SmallCap 600 Index is heavily weighted with the stocks of companies with small market capitalizations. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

13

Fund Profile (continued) – Columbia Small Cap Index Fund

Portfolio Management

Cheryl D’Hollander has co-managed the fund since February 2009 and has been associated with the advisor or its predecessors since 2003.

Alfred F. Alley III has co-managed the fund since July 2009 and has been associated with the advisor or its predecessors since 2005.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

14

Performance Information – Columbia Small Cap Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.45
Class Z	0.20

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	12.66
Class Z	12.70
Distribution declared per share

03/01/09 – 08/31/09 ($)
Class A	0.00	*
Class Z	0.01
*	Rounds to less than $0.01 per share.

Performance of a $10,000 investment 09/01/99 – 08/31/09 ($)
Class A	17,158
Class Z	17,623

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Index Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A	Z
Inception	10/15/96	10/15/96
6-month (cumulative)	47.57	47.74
1-year	–20.72	–20.53

5-year	2.56	2.82
10-year	5.55	5.83

Average annual total return as of 09/30/09 (%)

Share class	A	Z
6-month (cumulative)	43.44	43.61
1-year	–10.57	–10.39

5-year	2.53	2.79
10-year	6.09	6.37

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class A shares are sold at net asset value. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

15

Understanding Your Expenses – Columbia Small Cap Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,475.68	1,022.94	2.81	2.29	0.45
Class Z	1,000.00	1,000.00	1,477.39	1,024.20	1.25	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

16

Investment Portfolio – Columbia Large Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks – 96.8%

	Shares	Value ($)
Consumer Discretionary – 8.8%
Auto Components – 0.2%
Goodyear Tire & Rubber Co. (a)	59,835	986,679
Johnson Controls, Inc.	147,040	3,642,181

Auto Components Total		4,628,860

Automobiles – 0.3%
Ford Motor Co. (a)	796,301	6,051,887
Harley-Davidson, Inc.	58,012	1,391,128

Automobiles Total		7,443,015

Distributors – 0.1%
Genuine Parts Co.	39,452	1,461,302

Distributors Total		1,461,302

Diversified Consumer Services – 0.2%
Apollo Group, Inc., Class A (a)	26,662	1,728,231
DeVry, Inc.	15,239	778,713
H&R Block, Inc.	84,045	1,452,297

Diversified Consumer Services Total		3,959,241

Hotels, Restaurants & Leisure – 1.5%
Carnival Corp.	108,409	3,170,963
Darden Restaurants, Inc.	33,929	1,117,282
International Game Technology	73,314	1,533,729
Marriott International, Inc., Class A	73,728	1,762,108
McDonald’s Corp.	272,979	15,352,339
Starbucks Corp. (a)	182,086	3,457,813
Starwood Hotels & Resorts Worldwide, Inc.	46,185	1,375,390
Wyndham Worldwide Corp.	44,062	667,539
Wynn Resorts Ltd. (a)	16,748	906,569
Yum! Brands, Inc.	114,212	3,911,761

Hotels, Restaurants & Leisure Total		33,255,493

Household Durables – 0.4%
Black & Decker Corp.	14,876	656,329
D.R. Horton, Inc.	68,221	914,844
Fortune Brands, Inc.	37,164	1,479,499
Harman International Industries, Inc.	17,154	514,449
KB Home	18,305	333,334
Leggett & Platt, Inc.	38,787	707,863
Lennar Corp., Class A	38,033	576,200
Newell Rubbermaid, Inc.	68,687	956,123
Pulte Homes, Inc.	78,005	996,910
Snap-On, Inc.	14,254	531,959
Stanley Works	19,566	800,836
Whirlpool Corp.	18,267	1,172,924

Household Durables Total		9,641,270

	Shares	Value ($)
Internet & Catalog Retail – 0.3%
Amazon.com, Inc. (a)	79,732	6,473,441
Expedia, Inc. (a)	52,061	1,200,006

Internet & Catalog Retail Total		7,673,447

Leisure Equipment & Products – 0.1%
Eastman Kodak Co.	66,359	353,030
Hasbro, Inc.	30,794	874,241
Mattel, Inc.	88,713	1,595,947

Leisure Equipment & Products Total		2,823,218

Media – 2.5%
CBS Corp., Class B	168,127	1,740,114
Comcast Corp., Class A	713,443	10,929,947
DIRECTV Group, Inc. (a)	129,691	3,211,149
Gannett Co., Inc.	57,512	496,904
Interpublic Group of Companies, Inc. (a)	118,369	744,541
McGraw-Hill Companies, Inc.	77,818	2,615,463
Meredith Corp.	8,907	246,546
New York Times Co., Class A	28,854	219,579
News Corp., Class A	569,165	6,101,449
Omnicom Group, Inc.	76,913	2,793,480
Scripps Networks Interactive Inc., Class A	22,386	726,873
Time Warner Cable, Inc.	87,179	3,218,649
Time Warner, Inc.	296,042	8,262,532
Viacom, Inc., Class B (a)	150,053	3,757,327
Walt Disney Co.	459,421	11,963,323
Washington Post Co., Class B	1,489	646,762

Media Total		57,674,638

Multiline Retail – 0.9%
Big Lots, Inc. (a)	20,431	519,356
Family Dollar Stores, Inc.	34,699	1,050,686
J.C. Penney Co., Inc.	58,349	1,752,804
Kohl’s Corp. (a)	75,563	3,898,295
Macy’s, Inc.	104,062	1,615,042
Nordstrom, Inc.	39,616	1,110,833
Sears Holdings Corp. (a)	13,355	847,375
Target Corp.	186,139	8,748,533

Multiline Retail Total		19,542,924

Specialty Retail – 1.9%
Abercrombie & Fitch Co., Class A	21,744	702,114
AutoNation, Inc. (a)	26,731	507,354
Autozone, Inc. (a)	8,932	1,315,237
Bed Bath & Beyond, Inc. (a)	64,249	2,343,804
Best Buy Co., Inc.	84,461	3,064,245
GameStop Corp., Class A (a)	40,733	969,445
Gap, Inc.	113,794	2,236,052

See Accompanying Notes to Financial Statements.

17

Columbia Large Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Home Depot, Inc.	419,715	11,454,022
Limited Brands, Inc.	66,835	997,178
Lowe’s Companies, Inc.	365,341	7,854,832
O’Reilly Automotive, Inc. (a)	33,566	1,284,907
Office Depot, Inc. (a)	67,970	354,803
RadioShack Corp.	30,961	468,440
Sherwin-Williams Co.	24,337	1,465,088
Staples, Inc.	176,997	3,824,905
Tiffany & Co.	30,700	1,116,866
TJX Companies, Inc.	102,322	3,678,476

Specialty Retail Total		43,637,768

Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc.	78,581	2,223,057
NIKE, Inc., Class B	95,875	5,310,516
Polo Ralph Lauren Corp.	13,988	928,523
V.F. Corp.	21,895	1,523,016

Textiles, Apparel & Luxury Goods Total		9,985,112

Consumer Discretionary Total		201,726,288

Consumer Staples – 11.1%
Beverages – 2.3%
Brown-Forman Corp., Class B	24,158	1,080,346
Coca-Cola Co.	492,614	24,024,785
Coca-Cola Enterprises, Inc.	78,464	1,585,757
Constellation Brands, Inc., Class A (a)	48,667	719,785
Dr Pepper Snapple Group, Inc. (a)	62,814	1,660,802
Molson Coors Brewing Co., Class B	36,887	1,747,706
Pepsi Bottling Group, Inc.	33,812	1,208,103
PepsiCo, Inc.	385,201	21,829,340

Beverages Total		53,856,624

Food & Staples Retailing – 2.9%
Costco Wholesale Corp.	107,393	5,474,895
CVS Caremark Corp.	360,233	13,515,942
Kroger Co.	161,410	3,484,842
Safeway, Inc.	105,382	2,007,527
SUPERVALU, Inc.	52,356	751,309
Sysco Corp.	145,959	3,720,495
Wal-Mart Stores, Inc.	552,176	28,089,193
Walgreen Co.	245,381	8,313,508
Whole Foods Market, Inc. (a)	34,749	1,010,501

Food & Staples Retailing Total		66,368,212

Food Products – 1.6%
Archer-Daniels-Midland Co.	158,852	4,579,703
Campbell Soup Co.	49,408	1,549,435
ConAgra Foods, Inc.	110,660	2,271,850
Dean Foods Co. (a)	43,800	794,532

	Shares	Value ($)
General Mills, Inc.	81,400	4,862,022
H.J. Heinz Co.	77,850	2,997,225
Hershey Co.	41,007	1,608,705
Hormel Foods Corp.	17,275	638,311
J.M. Smucker Co.	29,303	1,531,668
Kellogg Co.	62,470	2,941,712
Kraft Foods, Inc., Class A	364,405	10,330,882
McCormick & Co., Inc. Non-Voting Shares	32,241	1,050,089
Sara Lee Corp.	172,122	1,667,862
Tyson Foods, Inc., Class A	74,741	896,145

Food Products Total		37,720,141

Household Products – 2.5%
Clorox Co.	34,408	2,033,169
Colgate-Palmolive Co.	123,609	8,986,374
Kimberly-Clark Corp.	102,488	6,196,425
Procter & Gamble Co.	721,193	39,023,753

Household Products Total		56,239,721

Personal Products – 0.2%
Avon Products, Inc.	105,631	3,366,460
Esteé Lauder Companies, Inc., Class A	28,714	1,029,397

Personal Products Total		4,395,857

Tobacco – 1.6%
Altria Group, Inc.	511,604	9,352,121
Lorillard, Inc.	41,611	3,028,033
Philip Morris International, Inc.	485,359	22,185,760
Reynolds American, Inc.	41,809	1,911,089

Tobacco Total		36,477,003

Consumer Staples Total		255,057,558

Energy – 11.3%
Energy Equipment & Services – 1.7%
Baker Hughes, Inc.	76,655	2,640,765
BJ Services Co.	72,268	1,160,624
Cameron International Corp. (a)	53,687	1,917,163
Diamond Offshore Drilling, Inc.	17,197	1,537,756
ENSCO International, Inc.	35,086	1,294,673
FMC Technologies, Inc. (a)	30,579	1,458,618
Halliburton Co.	221,975	5,263,027
Nabors Industries Ltd. (a)	70,034	1,238,201
National-Oilwell Varco, Inc. (a)	103,464	3,760,916
Rowan Companies, Inc.	27,979	579,445
Schlumberger Ltd.	296,030	16,636,886
Smith International, Inc.	54,264	1,496,059

Energy Equipment & Services Total		38,984,133

See Accompanying Notes to Financial Statements.

18

Columbia Large Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Energy (continued)
Oil, Gas & Consumable Fuels – 9.6%
Anadarko Petroleum Corp.	123,516	6,530,291
Apache Corp.	82,936	7,045,413
Cabot Oil & Gas Corp.	25,643	903,916
Chesapeake Energy Corp.	139,442	3,184,855
Chevron Corp.	496,022	34,691,779
ConocoPhillips	366,585	16,507,323
Consol Energy, Inc.	44,696	1,672,077
Denbury Resources, Inc. (a)	61,575	937,172
Devon Energy Corp.	109,835	6,741,672
El Paso Corp.	173,452	1,600,962
EOG Resources, Inc.	61,927	4,458,744
Exxon Mobil Corp. (b)	1,207,401	83,491,779
Hess Corp.	70,400	3,561,536
Marathon Oil Corp.	175,127	5,406,171
Massey Energy Co.	21,151	572,769
Murphy Oil Corp.	47,207	2,690,799
Noble Energy, Inc.	42,892	2,593,250
Occidental Petroleum Corp.	200,563	14,661,155
Peabody Energy Corp.	66,153	2,161,880
Pioneer Natural Resources Co.	28,203	816,759
Range Resources Corp.	38,735	1,873,612
Southwestern Energy Co. (a)	85,027	3,134,095
Spectra Energy Corp.	159,588	3,003,446
Sunoco, Inc.	28,924	778,056
Tesoro Corp.	34,234	482,015
Valero Energy Corp.	137,649	2,579,542
Williams Companies, Inc.	143,535	2,359,715
XTO Energy, Inc.	143,436	5,536,630

Oil, Gas & Consumable Fuels Total		219,977,413

Energy Total		258,961,546

Financials – 14.8%
Capital Markets – 2.9%
Ameriprise Financial, Inc.	63,051	1,893,422
Bank of New York Mellon Corp.	295,794	8,758,460
Charles Schwab Corp.	232,354	4,196,313
E*TRADE Financial Corp. (a)	254,650	448,184
Federated Investors, Inc., Class B	22,144	581,280
Franklin Resources, Inc.	37,277	3,479,062
Goldman Sachs Group, Inc.	124,563	20,610,194
Invesco Ltd.	101,774	2,111,811
Janus Capital Group, Inc.	40,750	518,340
Legg Mason, Inc.	40,011	1,150,716
Morgan Stanley	334,451	9,685,701
Northern Trust Corp.	59,620	3,485,385
State Street Corp.	122,169	6,411,429
T. Rowe Price Group, Inc.	63,214	2,864,859

Capital Markets Total		66,195,156

	Shares	Value ($)
Commercial Banks – 2.8%
BB&T Corp.	168,262	4,701,241
Comerica, Inc.	37,392	997,245
Fifth Third Bancorp.	196,712	2,152,029
First Horizon National Corp. (a)	53,182	711,575
Huntington Bancshares, Inc.	134,504	613,338
KeyCorp	213,961	1,424,980
M&T Bank Corp.	20,241	1,250,084
Marshall & Ilsley Corp.	87,177	620,700
PNC Financial Services Group, Inc.	113,888	4,850,490
Regions Financial Corp.	285,792	1,674,741
SunTrust Banks, Inc.	123,368	2,883,110
U.S. Bancorp	469,569	10,621,651
Wells Fargo & Co.	1,152,050	31,704,416
Zions Bancorporation	30,728	542,964

Commercial Banks Total		64,748,564

Consumer Finance – 0.7%
American Express Co.	293,808	9,936,587
Capital One Financial Corp.	111,804	4,169,171
Discover Financial Services	132,539	1,822,411
SLM Corp. (a)	115,672	1,029,481

Consumer Finance Total		16,957,650

Diversified Financial Services – 4.6%
Bank of America Corp. (c)	2,137,917	37,605,960
Citigroup, Inc.	2,800,748	14,003,740
CME Group, Inc.	16,420	4,778,877
IntercontinentalExchange, Inc. (a)	18,020	1,690,276
JPMorgan Chase & Co.	965,275	41,950,851
Leucadia National Corp. (a)	44,850	1,115,420
Moody’s Corp.	47,239	1,286,790
NASDAQ OMX Group, Inc. (a)	34,009	746,498
NYSE Euronext	64,333	1,823,197

Diversified Financial Services Total		105,001,609

Insurance – 2.6%
AFLAC, Inc.	115,661	4,698,150
Allstate Corp.	132,714	3,900,465
American International Group, Inc.	33,290	1,509,036
Aon Corp.	68,490	2,860,142
Assurant, Inc.	29,136	872,623
Chubb Corp.	87,124	4,303,054
Cincinnati Financial Corp.	40,223	1,034,536
Genworth Financial, Inc., Class A	107,188	1,131,905
Hartford Financial Services Group, Inc.	95,022	2,253,922
Lincoln National Corp.	73,262	1,849,133
Loews Corp.	89,374	3,052,122

See Accompanying Notes to Financial Statements.

19

Columbia Large Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Marsh & McLennan Companies, Inc.	129,293	3,043,557
MBIA, Inc. (a)	42,170	283,382
MetLife, Inc.	202,526	7,647,382
Principal Financial Group, Inc.	76,871	2,183,136
Progressive Corp. (a)	168,505	2,783,703
Prudential Financial, Inc.	114,527	5,792,776
Torchmark Corp.	20,471	872,269
Travelers Companies, Inc.	144,855	7,303,589
Unum Group	81,968	1,846,739
XL Capital Ltd., Class A	84,646	1,468,608

Insurance Total		60,690,229

Real Estate Investment Trusts (REITs) – 1.1%
Apartment Investment & Management Co., Class A	28,975	352,626
AvalonBay Communities, Inc.	19,770	1,273,781
Boston Properties, Inc.	34,273	2,076,258
Equity Residential Property Trust	67,758	1,850,471
HCP, Inc.	71,119	2,025,469
Health Care REIT, Inc.	27,497	1,174,397
Host Hotels & Resorts, Inc.	148,759	1,483,127
Kimco Realty Corp.	80,085	1,005,067
Plum Creek Timber Co., Inc.	40,284	1,220,202
ProLogis	109,517	1,217,829
Public Storage	31,034	2,189,449
Simon Property Group, Inc.	68,717	4,371,776
Ventas, Inc.	38,726	1,518,446
Vornado Realty Trust	39,278	2,259,271

Real Estate Investment Trusts (REITs) Total		24,018,169

Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc., Class A (a)	58,546	693,184

Real Estate Management & Development Total		693,184

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	129,034	1,692,926
People’s United Financial, Inc.	86,178	1,384,019

Thrifts & Mortgage Finance Total		3,076,945

Financials Total		341,381,506

Health Care – 13.1%
Biotechnology – 1.7%
Amgen, Inc. (a)	250,494	14,964,512
Biogen Idec, Inc. (a)	71,399	3,584,944
Celgene Corp. (a)	113,891	5,941,693

	Shares	Value ($)
Cephalon, Inc. (a)	18,268	1,039,997
Genzyme Corp. (a)	66,748	3,718,531
Gilead Sciences, Inc. (a)	224,272	10,105,696

Biotechnology Total		39,355,373

Health Care Equipment & Supplies – 1.9%
Baxter International, Inc.	149,703	8,521,095
Becton Dickinson & Co.	59,269	4,126,308
Boston Scientific Corp. (a)	372,735	4,379,636
C.R. Bard, Inc.	24,571	1,979,931
DENTSPLY International, Inc.	36,751	1,238,876
Hospira, Inc. (a)	39,707	1,552,147
Intuitive Surgical, Inc. (a)	9,366	2,085,902
Medtronic, Inc.	276,686	10,597,074
St. Jude Medical, Inc. (a)	85,700	3,302,878
Stryker Corp.	58,961	2,444,523
Varian Medical Systems, Inc. (a)	31,018	1,335,945
Zimmer Holdings, Inc. (a)	53,222	2,520,062

Health Care Equipment & Supplies Total		44,084,377

Health Care Providers & Services – 2.1%
Aetna, Inc.	110,578	3,151,473
AmerisourceBergen Corp.	74,721	1,592,304
Cardinal Health, Inc.	89,091	3,080,767
CIGNA Corp.	67,494	1,986,348
Coventry Health Care, Inc. (a)	36,727	801,750
DaVita, Inc. (a)	25,587	1,323,104
Express Scripts, Inc. (a)	67,096	4,845,673
Humana, Inc. (a)	41,969	1,498,293
Laboratory Corp. of America Holdings (a)	26,797	1,870,163
McKesson Corp.	67,158	3,818,604
Medco Health Solutions, Inc. (a)	119,354	6,590,728
Patterson Companies, Inc. (a)	22,633	616,297
Quest Diagnostics, Inc.	37,153	2,004,776
Tenet Healthcare Corp. (a)	103,313	481,438
UnitedHealth Group, Inc.	294,324	8,241,072
WellPoint, Inc. (a)	119,916	6,337,561

Health Care Providers & Services Total		48,240,351

Health Care Technology – 0.1%
IMS Health, Inc.	44,974	623,340

Health Care Technology Total		623,340

Life Sciences Tools & Services – 0.4%
Life Technologies Corp. (a)	43,220	1,924,586
Millipore Corp. (a)	13,716	908,411
PerkinElmer, Inc.	28,845	526,421
Thermo Fisher Scientific, Inc. (a)	103,504	4,679,416
Waters Corp. (a)	23,854	1,199,379

Life Sciences Tools & Services Total		9,238,213

See Accompanying Notes to Financial Statements.

20

Columbia Large Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Health Care (continued)
Pharmaceuticals – 6.9%
Abbott Laboratories	382,397	17,295,816
Allergan, Inc.	76,089	4,254,897
Bristol-Myers Squibb Co.	490,136	10,846,710
Eli Lilly & Co.	250,188	8,371,291
Forest Laboratories, Inc. (a)	74,630	2,184,420
Johnson & Johnson	681,818	41,209,080
King Pharmaceuticals, Inc. (a)	61,355	636,865
Merck & Co., Inc.	521,754	16,920,482
Mylan, Inc. (a)	75,478	1,107,262
Pfizer, Inc.	1,669,672	27,883,522
Schering-Plough Corp.	402,904	11,353,835
Watson Pharmaceuticals, Inc. (a)	26,082	920,434
Wyeth	329,966	15,788,873

Pharmaceuticals Total		158,773,487

Health Care Total		300,315,141

Industrials – 9.7%
Aerospace & Defense – 2.6%
Boeing Co.	179,685	8,924,954
General Dynamics Corp.	95,266	5,638,795
Goodrich Corp.	30,646	1,690,433
Honeywell International, Inc.	184,053	6,765,788
ITT Corp.	45,033	2,255,253
L-3 Communications Holdings, Inc.	28,839	2,145,622
Lockheed Martin Corp.	80,827	6,060,408
Northrop Grumman Corp.	80,037	3,906,606
Precision Castparts Corp.	34,655	3,163,308
Raytheon Co.	97,506	4,600,333
Rockwell Collins, Inc.	39,189	1,804,262
United Technologies Corp.	233,091	13,836,282

Aerospace & Defense Total		60,792,044

Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.	41,953	2,360,276
Expeditors International of Washington, Inc.	52,541	1,715,989
FedEx Corp.	77,040	5,293,419
United Parcel Service, Inc., Class B	246,205	13,162,119

Air Freight & Logistics Total		22,531,803

Airlines – 0.1%
Southwest Airlines Co.	183,302	1,499,410

Airlines Total		1,499,410

	Shares	Value ($)
Building Products – 0.1%
Masco Corp.	88,903	1,287,315

Building Products Total		1,287,315

Commercial Services & Supplies – 0.5%
Avery Dennison Corp.	27,895	861,956
Cintas Corp.	32,513	892,157
Iron Mountain, Inc. (a)	44,565	1,305,309
Pitney Bowes, Inc.	51,067	1,141,348
R.R. Donnelley & Sons Co.	50,780	905,915
Republic Services, Inc.	79,669	2,040,323
Stericycle, Inc. (a)	21,012	1,040,514
Waste Management, Inc.	121,737	3,643,588

Commercial Services & Supplies Total		11,831,110

Construction & Engineering – 0.2%
Fluor Corp.	44,498	2,353,944
Jacobs Engineering Group, Inc. (a)	30,546	1,343,413
Quanta Services, Inc. (a)	48,243	1,067,135

Construction & Engineering Total		4,764,492

Electrical Equipment – 0.4%
Cooper Industries Ltd., Class A	41,192	1,328,442
Emerson Electric Co.	185,931	6,855,276
Rockwell Automation, Inc.	35,093	1,468,642

Electrical Equipment Total		9,652,360

Industrial Conglomerates – 2.2%
3M Co.	171,813	12,387,717
General Electric Co. (b)	2,620,209	36,420,905
Textron, Inc.	66,508	1,021,563

Industrial Conglomerates Total		49,830,185

Machinery – 1.4%
Caterpillar, Inc.	148,883	6,745,889
Cummins, Inc.	49,936	2,263,099
Danaher Corp.	63,094	3,830,437
Deere & Co.	104,603	4,560,691
Dover Corp.	46,026	1,592,039
Eaton Corp.	40,975	2,210,601
Flowserve Corp.	13,863	1,195,684
Illinois Tool Works, Inc.	95,132	3,978,420
PACCAR, Inc.	89,863	3,250,345
Pall Corp.	29,180	867,521
Parker Hannifin Corp.	39,715	1,932,532

Machinery Total		32,427,258

Professional Services – 0.1%
Dun & Bradstreet Corp.	13,157	960,987
Equifax, Inc.	31,235	863,336
Monster Worldwide, Inc. (a)	31,188	505,869
Robert Half International, Inc.	37,810	994,025

Professional Services Total		3,324,217

See Accompanying Notes to Financial Statements.

21

Columbia Large Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Road & Rail – 1.0%
Burlington Northern Santa Fe Corp.	68,895	5,719,663
CSX Corp.	96,860	4,116,550
Norfolk Southern Corp.	90,817	4,165,776
Ryder System, Inc.	13,829	525,502
Union Pacific Corp.	124,732	7,460,221

Road & Rail Total		21,987,712

Trading Companies & Distributors – 0.1%
Fastenal Co.	31,974	1,157,459
W.W. Grainger, Inc.	15,398	1,346,863

Trading Companies & Distributors Total		2,504,322

Industrials Total		222,432,228

Information Technology – 17.9%
Communications Equipment – 2.6%
Ciena Corp. (a)	22,553	302,210
Cisco Systems, Inc. (a)	1,427,163	30,826,721
Harris Corp.	32,758	1,137,685
JDS Uniphase Corp. (a)	54,548	374,745
Juniper Networks, Inc. (a)	129,447	2,986,342
Motorola, Inc.	567,217	4,072,618
QUALCOMM, Inc.	409,507	19,009,315
Tellabs, Inc. (a)	97,926	620,851

Communications Equipment Total		59,330,487

Computers & Peripherals – 5.5%
Apple, Inc. (a)	220,737	37,130,171
Dell, Inc. (a)	430,295	6,811,570
EMC Corp. (a)	498,083	7,919,520
Hewlett-Packard Co.	590,440	26,504,851
International Business Machines Corp.	326,957	38,597,274
Lexmark International, Inc., Class A (a)	19,320	363,989
NetApp, Inc. (a)	81,837	1,861,792
QLogic Corp. (a)	29,403	464,861
SanDisk Corp. (a)	56,132	993,536
Seagate Technology, Inc., Escrow Shares (d)	64,266	643
Sun Microsystems, Inc. (a)	184,647	1,713,523
Teradata Corp. (a)	42,732	1,150,773
Western Digital Corp. (a)	55,081	1,888,177

Computers & Peripherals Total		125,400,680

Electronic Equipment, Instruments & Components – 0.5%
Agilent Technologies, Inc. (a)	84,957	2,181,696
Amphenol Corp., Class A	42,383	1,481,710

	Shares	Value ($)
Corning, Inc.	384,479	5,797,943
FLIR Systems, Inc. (a)	37,176	855,792
Jabil Circuit, Inc.	52,893	579,178
Molex, Inc.	34,299	624,585

Electronic Equipment, Instruments & Components Total		11,520,904

Internet Software & Services – 1.7%
Akamai Technologies, Inc. (a)	42,762	754,322
eBay, Inc. (a)	267,410	5,920,457
Google, Inc., Class A (a)	59,412	27,428,738
VeriSign, Inc. (a)	47,713	1,011,039
Yahoo!, Inc. (a)	345,145	5,042,568

Internet Software & Services Total		40,157,124

IT Services – 1.0%
Affiliated Computer Services, Inc., Class A (a)	24,148	1,081,830
Automatic Data Processing, Inc.	124,123	4,760,117
Cognizant Technology Solutions Corp., Class A (a)	72,280	2,521,127
Computer Sciences Corp. (a)	37,486	1,831,191
Convergys Corp. (a)	30,354	329,037
Fidelity National Information Services, Inc.	47,323	1,162,253
Fiserv, Inc. (a)	38,500	1,857,625
MasterCard, Inc., Class A	17,925	3,632,143
Paychex, Inc.	79,459	2,247,895
Total System Services, Inc.	48,784	744,444
Western Union Co.	173,522	3,130,337

IT Services Total		23,297,999

Office Electronics – 0.1%
Xerox Corp.	213,977	1,850,901

Office Electronics Total		1,850,901

Semiconductors & Semiconductor Equipment – 2.6%
Advanced Micro Devices, Inc. (a)	138,697	604,719
Altera Corp.	72,603	1,394,704
Analog Devices, Inc.	72,065	2,035,836
Applied Materials, Inc.	329,837	4,347,252
Broadcom Corp., Class A (a)	105,760	3,008,872
Intel Corp.	1,381,912	28,080,452
KLA-Tencor Corp.	42,035	1,311,492
Linear Technology Corp.	54,996	1,461,244
LSI Corp. (a)	160,554	836,486
MEMC Electronic Materials, Inc. (a)	55,299	882,019
Microchip Technology, Inc.	45,247	1,201,308
Micron Technology, Inc. (a)	209,507	1,544,066
National Semiconductor Corp.	48,292	732,590

See Accompanying Notes to Financial Statements.

22

Columbia Large Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Novellus Systems, Inc. (a)	24,164	462,982
NVIDIA Corp. (a)	135,148	1,962,349
Teradyne, Inc. (a)	42,832	353,364
Texas Instruments, Inc.	315,094	7,748,161
Xilinx, Inc.	68,175	1,516,212

Semiconductors & Semiconductor Equipment Total		59,484,108

Software – 3.9%
Adobe Systems, Inc. (a)	129,590	4,071,718
Autodesk, Inc. (a)	56,516	1,324,170
BMC Software, Inc. (a)	45,756	1,631,201
CA, Inc.	97,567	2,174,768
Citrix Systems, Inc. (a)	44,777	1,597,643
Compuware Corp. (a)	59,871	431,670
Electronic Arts, Inc. (a)	79,910	1,455,960
Intuit, Inc. (a)	79,937	2,219,851
McAfee, Inc. (a)	38,444	1,529,302
Microsoft Corp.	1,893,791	46,681,948
Novell, Inc. (a)	85,411	371,538
Oracle Corp.	937,126	20,494,946
Red Hat, Inc. (a)	46,700	1,072,232
Salesforce.com, Inc. (a)	26,280	1,363,144
Symantec Corp. (a)	202,358	3,059,653

Software Total		89,479,744

Information Technology Total		410,521,947

Materials – 3.3%
Chemicals – 1.9%
Air Products & Chemicals, Inc.	51,919	3,895,482
CF Industries Holdings, Inc.	11,976	977,960
Dow Chemical Co.	282,917	6,023,303
E.I. Du Pont de Nemours & Co.	223,576	7,138,782
Eastman Chemical Co.	17,975	937,576
Ecolab, Inc.	41,545	1,756,938
FMC Corp.	18,000	858,600
International Flavors & Fragrances, Inc.	19,471	693,557
Monsanto Co.	135,036	11,326,820
PPG Industries, Inc.	40,703	2,254,946
Praxair, Inc.	76,077	5,829,020
Sigma-Aldrich Corp.	30,209	1,534,617

Chemicals Total		43,227,601

Construction Materials – 0.1%
Vulcan Materials Co.	30,153	1,508,856

Construction Materials Total		1,508,856

	Shares	Value ($)
Containers & Packaging – 0.2%
Ball Corp.	23,255	1,126,937
Bemis Co., Inc.	24,724	657,411
Owens-Illinois, Inc. (a)	41,639	1,413,228
Pactiv Corp. (a)	32,645	811,228
Sealed Air Corp.	39,245	742,123

Containers & Packaging Total		4,750,927

Metals & Mining – 0.9%
AK Steel Holding Corp.	27,038	549,412
Alcoa, Inc.	241,068	2,904,870
Allegheny Technologies, Inc.	24,253	736,564
Freeport-McMoRan Copper & Gold, Inc.	101,882	6,416,528
Newmont Mining Corp.	121,100	4,867,009
Nucor Corp.	77,758	3,463,341
Titanium Metals Corp.	21,062	173,130
United States Steel Corp.	35,467	1,552,745

Metals & Mining Total		20,663,599

Paper & Forest Products – 0.2%
International Paper Co.	106,942	2,454,319
MeadWestvaco Corp.	42,335	929,253
Weyerhaeuser Co.	52,297	1,955,385

Paper & Forest Products Total		5,338,957

Materials Total		75,489,940

Telecommunication Services – 3.1%
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	1,459,854	38,029,197
CenturyTel, Inc.	73,318	2,363,039
Frontier Communications Corp.	77,287	549,511
Qwest Communications International, Inc.	366,044	1,314,098
Verizon Communications, Inc.	702,851	21,816,495
Windstream Corp.	108,067	926,134

Diversified Telecommunication Services Total		64,998,474

Wireless Telecommunication Services – 0.3%
American Tower Corp., Class A (a)	98,403	3,114,455
MetroPCS Communications, Inc. (a)	62,673	498,877
Sprint Nextel Corp. (a)	710,450	2,600,247

Wireless Telecommunication Services Total		6,213,579

Telecommunication Services Total		71,212,053

See Accompanying Notes to Financial Statements.

23

Columbia Large Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Utilities – 3.7%
Electric Utilities – 2.1%
Allegheny Energy, Inc.	41,915	1,106,975
American Electric Power Co., Inc.	117,966	3,707,671
Duke Energy Corp.	318,475	4,933,178
Edison International	80,616	2,693,381
Entergy Corp.	48,522	3,833,238
Exelon Corp.	162,998	8,153,160
FirstEnergy Corp.	75,426	3,403,975
FPL Group, Inc.	101,644	5,710,360
Northeast Utilities	43,333	1,030,892
Pepco Holdings, Inc.	54,433	780,025
Pinnacle West Capital Corp.	25,011	823,112
PPL Corp.	93,047	2,735,582
Progress Energy, Inc.	69,043	2,729,270
Southern Co.	193,600	6,040,320

Electric Utilities Total		47,681,139

Gas Utilities – 0.1%
EQT Corp.	32,388	1,284,832
Nicor, Inc.	11,188	405,229
Questar Corp.	43,067	1,453,942

Gas Utilities Total		3,144,003

Independent Power Producers & Energy Traders – 0.2%
AES Corp. (a)	164,955	2,254,935
Constellation Energy Group, Inc.	49,287	1,559,933
Dynegy, Inc., Class A (a)	125,333	238,133

Independent Power Producers & Energy Traders Total		4,053,001

Multi-Utilities – 1.3%
Ameren Corp.	52,842	1,425,149
CenterPoint Energy, Inc.	86,414	1,071,534
CMS Energy Corp.	56,125	752,636
Consolidated Edison, Inc.	67,896	2,728,740
Dominion Resources, Inc.	145,975	4,828,853
DTE Energy Co.	40,549	1,410,294
Integrys Energy Group, Inc.	18,910	649,180
NiSource, Inc.	67,943	897,527
PG&E Corp.	91,145	3,699,576
Public Service Enterprise Group, Inc.	125,198	3,965,021
SCANA Corp.	30,143	1,045,359
Sempra Energy	60,446	3,032,576
TECO Energy, Inc.	52,673	701,604
Wisconsin Energy Corp.	28,928	1,315,356

	Shares	Value ($)
Xcel Energy, Inc.	112,746	2,226,734

Multi-Utilities Total		29,750,139

Utilities Total		84,628,282

Total Common Stocks (cost of $2,093,497,574)		2,221,726,489

Short-Term Obligation – 3.1%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09, at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 02/12/13, market value $72,895,787 (repurchase proceeds $71,466,278)	71,466,000	71,466,000

Total Short-Term Obligation (cost of $71,466,000)		71,466,000

Total Investments – 99.9% (cost of $2,164,963,574) (e)		2,293,192,489

Other Assets & Liabilities, Net – 0.1%		3,109,415

Net Assets – 100.0%		2,296,301,904

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	A portion of these securities with a market value of $22,960,750 are pledged as collateral for open futures contracts.

(c)	Investments in affiliates during the six months ended August 31, 2009:

Security name:	Bank of America Corp.
Shares as of 02/28/09:	1,403,613
Shares purchased:	803,200
Shares sold:	(68,896)
Shares as of 08/31/09:	2,137,917
Net realized gain:	$ 243,600
Dividend income earned:	$ 33,168
Value at end of period:	$37,605,960

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2009, the value of this security amounted to $642, which represents less than 0.1% of net assets.

(e)	Cost for federal income tax purposes is $2,164,963,574.

See Accompanying Notes to Financial Statements.

24

Columbia Large Cap Index Fund

August 31, 2009 (Unaudited)

The following table summarizes the inputs used, as of August 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$201,726,288	$—	$—	$201,726,288
Consumer Staples	255,057,558	—	—	255,057,558
Energy	258,961,546	—	—	258,961,546
Financials	341,381,506	—	—	341,381,506
Health Care	300,315,141	—	—	300,315,141
Industrials	222,432,228	—	—	222,432,228
Information Technology	410,521,304	—	643	410,521,947
Materials	75,489,940	—	—	75,489,940
Telecommunication Services	71,212,053	—	—	71,212,053
Utilities	84,628,282	—	—	84,628,282

Total Common Stocks	2,221,725,846	—	643	2,221,726,489

Total Short-Term Obligation	—	71,466,000	—	71,466,000

Total Investments	2,221,725,846	71,466,000	643	2,293,192,489

Unrealized appreciation on futures contracts	3,534,148	—	—	3,534,148

Total	$2,225,259,994	$71,466,000	$643	$2,296,726,637

The following table reconciles asset balances for the six month period ending August 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2009	Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of August 31, 2009
Common Stocks
Information Technology	$643	$—	$—	$—	$—	$—	$—	$—	$643

	$643	$—	$—	$—	$—	$—	$—	$—	$643

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	17.9
Financials	14.8
Health Care	13.1
Energy	11.3
Consumer Staples	11.1
Industrials	9.7
Consumer Discretionary	8.8
Utilities	3.7
Materials	3.3
Telecommunication Services	3.1

96.8
Short-Term Obligation	3.1
Other Assets & Liabilities, Net	0.1

100.0

At August 31, 2009, the Fund held the following open long futures contracts:

Risk Exposure/ Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Equity Risk
S&P 500 Index	290	$73,928,250	$70,394,102	Sep-2009	$3,534,148

See Accompanying Notes to Financial Statements.

25

Investment Portfolio – Columbia Large Cap Enhanced Core Fund

August 31, 2009 (Unaudited)

Common Stocks – 99.0%

	Shares	Value ($)
Consumer Discretionary – 8.9%
Automobiles – 0.0%
Ford Motor Co. (a)	6,800	51,680

Automobiles Total		51,680

Distributors – 0.0%
Genuine Parts Co.	1,100	40,744

Distributors Total		40,744

Diversified Consumer Services – 0.0%
Apollo Group, Inc., Class A (a)	3,100	200,942

Diversified Consumer Services Total		200,942

Hotels, Restaurants & Leisure – 1.2%
Darden Restaurants, Inc.	46,100	1,518,073
International Game Technology	5,300	110,876
McDonald’s Corp.	77,700	4,369,848
Starbucks Corp. (a)	28,400	539,316

Hotels, Restaurants & Leisure Total		6,538,113

Household Durables – 0.2%
Leggett & Platt, Inc.	56,000	1,022,000
Whirlpool Corp.	4,400	282,524

Household Durables Total		1,304,524

Internet & Catalog Retail – 0.1%
Amazon.com, Inc. (a)	7,000	568,330

Internet & Catalog Retail Total		568,330

Leisure Equipment & Products – 0.2%
Mattel, Inc.	44,400	798,756

Leisure Equipment & Products Total		798,756

Media – 2.4%
Comcast Corp., Class A	233,300	3,574,156
DIRECTV Group, Inc. (a)	132,100	3,270,796
McGraw-Hill Companies, Inc.	31,700	1,065,437
Omnicom Group, Inc.	17,400	631,968
Time Warner, Inc.	15,800	440,978
Viacom, Inc., Class B (a)	76,800	1,923,072
Walt Disney Co.	100,300	2,611,812

Media Total		13,518,219

Multiline Retail – 1.7%
Family Dollar Stores, Inc.	100	3,028
J.C. Penney Co., Inc.	45,200	1,357,808
Kohl’s Corp. (a)	43,700	2,254,483
Nordstrom, Inc.	66,700	1,870,268
Sears Holdings Corp. (a)	3,200	203,040
Target Corp.	74,700	3,510,900

Multiline Retail Total		9,199,527

Specialty Retail – 2.5%
Bed Bath & Beyond, Inc. (a)	15,500	565,440

	Shares	Value ($)
Best Buy Co., Inc.	400	14,512
Gap, Inc.	202,900	3,986,985
Home Depot, Inc.	153,600	4,191,744
Limited Brands, Inc.	16,100	240,212
Lowe’s Companies, Inc.	6,600	141,900
RadioShack Corp.	61,200	925,956
Sherwin-Williams Co.	100	6,020
TJX Companies, Inc.	108,700	3,907,765

Specialty Retail Total		13,980,534

Textiles, Apparel & Luxury Goods – 0.6%
Coach, Inc.	19,000	537,510
Polo Ralph Lauren Corp.	39,700	2,635,286
V.F. Corp.	4,800	333,888

Textiles, Apparel & Luxury Goods Total		3,506,684

Consumer Discretionary Total		49,708,053

Consumer Staples – 11.2%
Beverages – 2.0%
Coca-Cola Co.	107,000	5,218,390
Pepsi Bottling Group, Inc.	8,400	300,132
PepsiCo, Inc.	104,100	5,899,347

Beverages Total		11,417,869

Food & Staples Retailing – 1.6%
CVS Caremark Corp.	60,400	2,266,208
Kroger Co.	800	17,272
Safeway, Inc.	19,500	371,475
Sysco Corp.	41,300	1,052,737
Wal-Mart Stores, Inc.	94,700	4,817,389
Walgreen Co.	19,400	657,272

Food & Staples Retailing Total		9,182,353

Food Products – 1.8%
Archer-Daniels-Midland Co.	48,800	1,406,904
Campbell Soup Co.	57,100	1,790,656
ConAgra Foods, Inc.	26,800	550,204
General Mills, Inc.	26,100	1,558,953
H.J. Heinz Co.	15,300	589,050
Hershey Co.	16,200	635,526
Kellogg Co.	13,600	640,424
Kraft Foods, Inc., Class A	97,400	2,761,290

Food Products Total		9,933,007

Household Products – 2.9%
Colgate-Palmolive Co.	32,500	2,362,750
Kimberly-Clark Corp.	67,100	4,056,866
Procter & Gamble Co.	174,700	9,453,017

Household Products Total		15,872,633

See Accompanying Notes to Financial Statements.

26

Columbia Large Cap Enhanced Core Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Consumer Staples (continued)
Personal Products – 0.0%
Esteé Lauder Companies, Inc., Class A	100	3,585

Personal Products Total		3,585

Tobacco – 2.9%
Altria Group, Inc.	188,800	3,451,264
Lorillard, Inc.	58,900	4,286,153
Philip Morris International, Inc.	168,500	7,702,135
Reynolds American, Inc.	10,100	461,671

Tobacco Total		15,901,223

Consumer Staples Total		62,310,670

Energy – 11.4%
Energy Equipment & Services – 0.3%
Nabors Industries Ltd. (a)	7,500	132,600
National-Oilwell Varco, Inc. (a)	32,200	1,170,470
Rowan Companies, Inc.	17,300	358,283
Schlumberger Ltd.	700	39,340

Energy Equipment & Services Total		1,700,693

Oil, Gas & Consumable Fuels – 11.1%
Anadarko Petroleum Corp.	48,100	2,543,047
Apache Corp.	65,700	5,581,215
Chesapeake Energy Corp.	6,900	157,596
Chevron Corp.	143,600	10,043,384
ConocoPhillips	90,800	4,088,724
Consol Energy, Inc.	85,200	3,187,332
EOG Resources, Inc.	51,300	3,693,600
Exxon Mobil Corp.	271,500	18,774,225
Marathon Oil Corp.	43,400	1,339,758
Massey Energy Co.	11,200	303,296
Noble Energy, Inc.	17,800	1,076,188
Occidental Petroleum Corp.	8,400	614,040
Peabody Energy Corp.	79,400	2,594,792
Sunoco, Inc.	78,800	2,119,720
Tesoro Corp.	79,100	1,113,728
Valero Energy Corp.	33,400	625,916
XTO Energy, Inc.	102,200	3,944,920

Oil, Gas & Consumable Fuels Total		61,801,481

Energy Total		63,502,174

Financials – 15.1%
Capital Markets – 3.6%
Ameriprise Financial, Inc.	59,400	1,783,782
Bank of New York Mellon Corp.	20,300	601,083
Federated Investors, Inc., Class B	32,200	845,250
Franklin Resources, Inc.	9,200	858,636

	Shares	Value ($)
Goldman Sachs Group, Inc.	48,400	8,008,264
Morgan Stanley	144,200	4,176,032
Northern Trust Corp.	200	11,692
State Street Corp.	37,600	1,973,248
T. Rowe Price Group, Inc.	34,400	1,559,008

Capital Markets Total		19,816,995

Commercial Banks – 2.6%
BB&T Corp.	47,200	1,318,768
Comerica, Inc.	9,200	245,364
Fifth Third Bancorp.	181,700	1,987,798
PNC Financial Services Group, Inc.	200	8,518
U.S. Bancorp	68,400	1,547,208
Wells Fargo & Co.	340,400	9,367,808

Commercial Banks Total		14,475,464

Consumer Finance – 1.5%
American Express Co.	104,500	3,534,190
Discover Financial Services	273,700	3,763,375
SLM Corp. (a)	135,200	1,203,280

Consumer Finance Total		8,500,845

Diversified Financial Services – 3.1%
Citigroup, Inc.	693,300	3,466,500
JPMorgan Chase & Co.	322,000	13,994,120

Diversified Financial Services Total		17,460,620

Insurance – 2.9%
AFLAC, Inc.	28,600	1,161,732
Allstate Corp.	30,500	896,395
Chubb Corp.	21,500	1,061,885
Genworth Financial, Inc., Class A	234,700	2,478,432
Hartford Financial Services Group, Inc.	20,000	474,400
Loews Corp.	2,800	95,620
MetLife, Inc.	28,600	1,079,936
Principal Financial Group, Inc.	25,000	710,000
Prudential Financial, Inc.	56,600	2,862,828
Travelers Companies, Inc.	35,900	1,810,078
Unum Group	144,600	3,257,838

Insurance Total		15,889,144

Real Estate Investment Trusts (REITs) – 1.1%
HCP, Inc.	39,200	1,116,416
Public Storage	7,500	529,125
Simon Property Group, Inc.	28,700	1,825,894
Ventas, Inc.	69,800	2,736,858

Real Estate Investment Trusts (REITs) Total		6,208,293

See Accompanying Notes to Financial Statements.

27

Columbia Large Cap Enhanced Core Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Thrifts & Mortgage Finance – 0.3%
Hudson City Bancorp, Inc.	129,700	1,701,664

Thrifts & Mortgage Finance Total		1,701,664

Financials Total		84,053,025

Health Care – 13.5%
Biotechnology – 1.3%
Amgen, Inc. (a)	73,300	4,378,942
Biogen Idec, Inc. (a)	20,900	1,049,389
Gilead Sciences, Inc. (a)	33,200	1,495,992

Biotechnology Total		6,924,323

Health Care Equipment & Supplies – 0.8%
Baxter International, Inc.	39,700	2,259,724
Hospira, Inc. (a)	30,400	1,188,336
Medtronic, Inc.	26,500	1,014,950

Health Care Equipment & Supplies Total		4,463,010

Health Care Providers & Services – 3.4%
Aetna, Inc.	20,200	575,700
AmerisourceBergen Corp.	24,600	524,226
CIGNA Corp.	44,400	1,306,692
Coventry Health Care, Inc. (a)	8,900	194,287
Laboratory Corp. of America Holdings (a)	100	6,979
McKesson Corp.	59,800	3,400,228
Medco Health Solutions, Inc. (a)	103,600	5,720,792
Quest Diagnostics, Inc.	9,000	485,640
Tenet Healthcare Corp. (a)	137,800	642,148
UnitedHealth Group, Inc.	167,000	4,676,000
WellPoint, Inc. (a)	29,700	1,569,645

Health Care Providers & Services Total		19,102,337

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. (a)	21,400	967,494
Waters Corp. (a)	400	20,112

Life Sciences Tools & Services Total		987,606

Pharmaceuticals – 7.8%
Abbott Laboratories	117,400	5,310,002
Bristol-Myers Squibb Co.	165,700	3,666,941
Eli Lilly & Co.	31,000	1,037,260
Forest Laboratories, Inc. (a)	50,800	1,486,916
Johnson & Johnson	168,900	10,208,316
Merck & Co., Inc.	111,600	3,619,188
Mylan, Inc. (a)	82,700	1,213,209
Pfizer, Inc.	586,500	9,794,550
Schering-Plough Corp.	99,900	2,815,182
Watson Pharmaceuticals, Inc. (a)	6,300	222,327

	Shares	Value ($)
Wyeth	81,800	3,914,130

Pharmaceuticals Total		43,288,021

Health Care Total		74,765,297

Industrials – 10.0%
Aerospace & Defense – 3.8%
General Dynamics Corp.	23,600	1,396,884
Goodrich Corp.	36,700	2,024,372
Honeywell International, Inc.	103,300	3,797,308
ITT Corp.	36,500	1,827,920
Lockheed Martin Corp.	27,700	2,076,946
Raytheon Co.	96,500	4,552,870
Rockwell Collins, Inc.	200	9,208
United Technologies Corp.	93,900	5,573,904

Aerospace & Defense Total		21,259,412

Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	2,400	135,024
United Parcel Service, Inc., Class B	61,300	3,277,098

Air Freight & Logistics Total		3,412,122

Commercial Services & Supplies – 0.6%
R.R. Donnelley & Sons Co.	124,100	2,213,944
Waste Management, Inc.	41,700	1,248,081

Commercial Services & Supplies Total		3,462,025

Electrical Equipment – 1.3%
Cooper Industries Ltd., Class A	89,000	2,870,250
Emerson Electric Co.	110,700	4,081,509
Rockwell Automation, Inc.	8,700	364,095

Electrical Equipment Total		7,315,854

Industrial Conglomerates – 1.8%
3M Co.	42,600	3,071,460
General Electric Co. (b)	515,600	7,166,840

Industrial Conglomerates Total		10,238,300

Machinery – 1.2%
Deere & Co.	4,500	196,200
Dover Corp.	48,300	1,670,697
Eaton Corp.	10,100	544,895
Flowserve Corp.	9,500	819,375
Illinois Tool Works, Inc.	49,800	2,082,636
Parker Hannifin Corp.	30,400	1,479,264

Machinery Total		6,793,067

Professional Services – 0.1%
Dun & Bradstreet Corp.	100	7,304
Robert Half International, Inc.	9,100	239,239

Professional Services Total		246,543

See Accompanying Notes to Financial Statements.

28

Columbia Large Cap Enhanced Core Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Road & Rail – 0.2%
CSX Corp.	25,800	1,096,500

Road & Rail Total		1,096,500

Trading Companies & Distributors – 0.4%
W.W. Grainger, Inc.	23,100	2,020,557

Trading Companies & Distributors Total		2,020,557

Industrials Total		55,844,380

Information Technology – 18.5%
Communications Equipment – 2.1%
Cisco Systems, Inc. (a)	405,700	8,763,120
QUALCOMM, Inc.	63,900	2,966,238

Communications Equipment Total		11,729,358

Computers & Peripherals – 7.2%
Apple, Inc. (a)	61,300	10,311,273
EMC Corp. (a)	222,200	3,532,980
Hewlett-Packard Co.	209,700	9,413,433
International Business Machines Corp.	106,500	12,572,325
Seagate Technology, Inc., Escrow Shares (c)	97,200	972
Teradata Corp. (a)	138,300	3,724,419
Western Digital Corp. (a)	13,400	459,352

Computers & Peripherals Total		40,014,754

Electronic Equipment, Instruments & Components – 0.1%
Corning, Inc.	49,900	752,492

Electronic Equipment, Instruments & Components Total		752,492

Internet Software & Services – 1.8%
eBay, Inc. (a)	142,200	3,148,308
Google, Inc., Class A (a)	14,600	6,740,382

Internet Software & Services Total		9,888,690

IT Services – 1.4%
Cognizant Technology Solutions Corp., Class A (a)	29,300	1,021,984
Computer Sciences Corp. (a)	93,200	4,552,820
Fidelity National Information Services, Inc.	26,100	641,016
Fiserv, Inc. (a)	8,800	424,600
Western Union Co.	56,300	1,015,652

IT Services Total		7,656,072

Semiconductors & Semiconductor Equipment – 2.6%
Broadcom Corp., Class A (a)	200	5,690
Intel Corp.	410,400	8,339,328

	Shares	Value ($)
Texas Instruments, Inc.	236,000	5,803,240

Semiconductors & Semiconductor Equipment Total		14,148,258

Software – 3.3%
BMC Software, Inc. (a)	14,800	527,620
Microsoft Corp. (b)	499,700	12,317,605
Oracle Corp.	258,100	5,644,647

Software Total		18,489,872

Information Technology Total		102,679,496

Materials – 3.3%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	16,000	1,200,480
CF Industries Holdings, Inc.	2,900	236,814
Dow Chemical Co.	63,600	1,354,044
Eastman Chemical Co.	81,400	4,245,824
Monsanto Co.	100	8,388
PPG Industries, Inc.	43,600	2,415,440

Chemicals Total		9,460,990

Containers & Packaging – 0.0%
Ball Corp.	5,100	247,146

Containers & Packaging Total		247,146

Metals & Mining – 0.7%
AK Steel Holding Corp.	66,300	1,347,216
Freeport-McMoRan Copper & Gold, Inc.	16,000	1,007,680
Nucor Corp.	18,100	806,174
United States Steel Corp.	11,600	507,848

Metals & Mining Total		3,668,918

Paper & Forest Products – 0.9%
International Paper Co.	222,800	5,113,260

Paper & Forest Products Total		5,113,260

Materials Total		18,490,314

Telecommunication Services – 3.3%
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	317,000	8,257,850
Qwest Communications International, Inc.	418,800	1,503,492
Verizon Communications, Inc.	178,600	5,543,744

Diversified Telecommunication Services Total		15,305,086

See Accompanying Notes to Financial Statements.

29

Columbia Large Cap Enhanced Core Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Telecommunication Services (continued)
Wireless Telecommunication Services – 0.5%
Sprint Nextel Corp. (a)	764,300	2,797,338

Wireless Telecommunication Services Total		2,797,338

Telecommunication Services Total		18,102,424

Utilities – 3.8%
Electric Utilities – 1.5%
Edison International	19,500	651,495
Entergy Corp.	3,500	276,500
Exelon Corp.	76,700	3,836,534
FirstEnergy Corp.	21,400	965,782
FPL Group, Inc.	36,300	2,039,334
PPL Corp.	10,700	314,580

Electric Utilities Total		8,084,225

Gas Utilities – 0.4%
Questar Corp.	59,500	2,008,720

Gas Utilities Total		2,008,720

Independent Power Producers & Energy Traders – 0.8%
AES Corp. (a)	330,500	4,517,935
Constellation Energy Group, Inc.	3,700	117,105

Independent Power Producers & Energy Traders Total		4,635,040

Multi-Utilities – 1.1%
CMS Energy Corp.	39,000	522,990
PG&E Corp.	7,500	304,425
Public Service Enterprise Group, Inc.	150,700	4,772,669
Sempra Energy	13,200	662,244

Multi-Utilities Total		6,262,328

Utilities Total		20,990,313

Total Common Stocks (cost of $453,125,857)		550,446,146

Short-Term Obligation – 1.1%

	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due on 09/01/09 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 05/20/24, market value $6,140,625 (repurchase proceeds $6,017,023)	6,017,000	6,017,000

Total Short-Term Obligation (cost of $6,017,000)		6,017,000

Total Investments – 100.1% (cost of $459,142,857) (d)		556,463,146

Other Assets & Liabilities, Net – (0.1)%		(755,319)

Net Assets – 100.0%		555,707,827

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	A portion of these securities with a market value of $5,296,000 is pledged as collateral for open futures contracts.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2009, the value of this security amounted to $972, which represents less than 0.1% of net assets.

(d)	Cost for federal income tax purposes is $459,142,857.

See Accompanying Notes to Financial Statements.

30

Columbia Large Cap Enhanced Core Fund

August 31, 2009 (Unaudited)

The following table summarizes the inputs used, as of August 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$49,708,053	$—	$—	$49,708,053
Consumer Staples	62,310,670	—	—	62,310,670
Energy	63,502,174	—	—	63,502,174
Financials	84,053,025	—	—	84,053,025
Health Care	74,765,297	—	—	74,765,297
Industrials	55,844,380	—	—	55,844,380
Information Technology	102,678,524	—	972	102,679,496
Materials	18,490,314	—	—	18,490,314
Telecommunication Services	18,102,424	—	—	18,102,424
Utilities	20,990,313	—	—	20,990,313

Total Common Stocks	550,445,174	—	972	550,446,146

Total Short-Term Obligation	—	6,017,000	—	6,017,000

Total Investments	550,445,174	6,017,000	972	556,463,146

Unrealized appreciation on futures contracts	67,066	—	—	67,066

Total	$550,512,240	$6,017,000	$972	$556,530,212

The following table reconciles asset balances for the six month period ending August 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2009	Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of August 31, 2009
Common Stocks
Information Technology	$972	$—	$—	$—	$—	$—	$—	$—	$972

	$972	$—	$—	$—	$—	$—	$—	$—	$972

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	18.5
Financials	15.1
Health Care	13.5
Energy	11.4
Consumer Staples	11.2
Industrials	10.0
Consumer Discretionary	8.9
Utilities	3.8
Materials	3.3
Telecommunication Services	3.3

99.0
Short-Term Obligation	1.1
Other Assets & Liabilities, Net	(0.1)

100.0

At August 31, 2009, the Fund held the following open long futures contracts:

Risk Exposure/ Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Equity Risk
S&P 500 Index	23	$5,863,275	$5,796,209	Sept-2009	$67,066

See Accompanying Notes to Financial Statements.

31

Investment Portfolio – Columbia Mid Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks – 97.3%

	Shares	Value ($)
Consumer Discretionary – 15.5%
Auto Components – 0.7%
BorgWarner, Inc.	234,900	6,969,483
Gentex Corp.	277,550	4,049,454

Auto Components Total		11,018,937

Automobiles – 0.1%
Thor Industries, Inc.	71,525	1,863,226

Automobiles Total		1,863,226

Distributors – 0.3%
LKQ Corp. (a)	282,700	4,907,672

Distributors Total		4,907,672

Diversified Consumer Services – 1.9%
Brink’s Home Security Holdings, Inc. (a)	82,075	2,566,485
Career Education Corp. (a)	140,750	3,342,812
Corinthian Colleges, Inc. (a)	175,400	3,362,418
ITT Educational Services, Inc. (a)	62,625	6,574,999
Matthews International Corp., Class A	61,400	2,139,176
Regis Corp.	111,575	1,805,284
Service Corp. International/US	505,900	3,581,772
Sotheby’s	135,025	2,141,496
Strayer Education, Inc.	28,300	5,974,130

Diversified Consumer Services Total		31,488,572

Hotels, Restaurants & Leisure – 1.8%
Bob Evans Farms, Inc.	61,925	1,663,925
Boyd Gaming Corp. (a)	112,800	1,159,584
Brinker International, Inc.	205,862	2,997,351
Cheesecake Factory, Inc. (a)	121,100	2,224,607
Chipotle Mexican Grill, Inc., Class A (a)	64,200	5,385,096
International Speedway Corp., Class A	56,025	1,558,055
Life Time Fitness, Inc. (a)	71,400	2,221,968
Panera Bread Co., Class A (a)	62,700	3,273,567
Scientific Games Corp., Class A (a)	130,500	2,012,310
Wendy’s/Arby’s Group, Inc., Class A	842,700	4,247,208
WMS Industries, Inc. (a)	98,600	4,173,738

Hotels, Restaurants & Leisure Total		30,917,409

Household Durables – 1.8%
American Greetings Corp., Class A	79,450	1,103,560
Blyth Industries, Inc.	12,225	556,238
M.D.C. Holdings, Inc.	74,500	2,790,770
Mohawk Industries, Inc. (a)	113,150	5,671,078
NVR, Inc. (a)	11,617	7,844,379
Ryland Group, Inc.	86,750	1,988,310

	Shares	Value ($)
Toll Brothers, Inc. (a)	266,250	6,054,525
Tupperware Brands Corp.	126,275	4,670,912

Household Durables Total		30,679,772

Internet & Catalog Retail – 1.0%
NetFlix, Inc. (a)	82,600	3,606,316
Priceline.com, Inc. (a)	84,000	12,934,320

Internet & Catalog Retail Total		16,540,636

Leisure Equipment & Products – 0.1%
Callaway Golf Co.	129,950	918,747

Leisure Equipment & Products Total		918,747

Media – 1.1%
DreamWorks Animation SKG, Inc., Class A (a)	150,300	5,074,128
Harte-Hanks, Inc.	76,925	1,003,102
John Wiley & Sons, Inc., Class A	85,700	2,748,399
Lamar Advertising Co., Class A (a)	153,400	3,511,326
Marvel Entertainment, Inc. (a)	98,100	4,745,097
Scholastic Corp.	51,400	1,252,104

Media Total		18,334,156

Multiline Retail – 0.7%
99 Cents Only Stores (a)	94,451	1,281,700
Dollar Tree, Inc. (a)	181,250	9,051,625
Saks, Inc. (a)	291,075	1,775,558

Multiline Retail Total		12,108,883

Specialty Retail – 5.0%
Aaron’s, Inc.	108,200	2,824,020
Advance Auto Parts, Inc.	191,500	8,100,450
Aeropostale, Inc. (a)	135,125	5,290,144
American Eagle Outfitters, Inc.	416,099	5,617,337
AnnTaylor Stores Corp. (a)	118,025	1,661,792
Barnes & Noble, Inc.	74,350	1,538,302
CarMax, Inc. (a)	444,350	7,691,698
Chico’s FAS, Inc. (a)	357,400	4,549,702
Coldwater Creek, Inc. (a)	95,800	712,752
Collective Brands, Inc. (a)	129,200	2,046,528
Dick’s Sporting Goods, Inc. (a)	172,300	3,861,243
Foot Locker, Inc.	312,425	3,330,451
Guess ?, Inc.	118,700	4,159,248
J Crew Group, Inc. (a)	104,700	3,569,223
PETsMART, Inc.	254,100	5,313,231
Rent-A-Center, Inc. (a)	133,125	2,626,556
Ross Stores, Inc.	255,550	11,918,852
Urban Outfitters, Inc. (a)	230,550	6,554,536
Williams-Sonoma, Inc.	174,725	3,342,489

Specialty Retail Total		84,708,554

See Accompanying Notes to Financial Statements.

32

Columbia Mid Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods – 1.0%
Fossil, Inc. (a)	90,000	2,284,200
Hanesbrands, Inc. (a)	190,900	4,020,354
Phillips-Van Heusen Corp.	103,800	3,921,564
Timberland Co., Class A (a)	91,650	1,187,784
Under Armour, Inc., Class A (a)	74,000	1,766,380
Warnaco Group, Inc. (a)	92,300	3,512,015

Textiles, Apparel & Luxury Goods Total		16,692,297

Consumer Discretionary Total		260,178,861

Consumer Staples – 3.8%
Beverages – 0.5%
Hansen Natural Corp. (a)	146,100	4,771,626
PepsiAmericas, Inc.	112,900	3,158,942

Beverages Total		7,930,568

Food & Staples Retailing – 0.4%
BJ’s Wholesale Club, Inc. (a)	111,950	3,649,570
Ruddick Corp.	79,250	2,104,880

Food & Staples Retailing Total		5,754,450

Food Products – 1.3%
Corn Products International, Inc.	150,400	4,460,864
Flowers Foods, Inc.	158,300	3,762,791
Lancaster Colony Corp.	40,025	2,011,657
Ralcorp Holdings, Inc. (a)	114,100	7,157,493
Smithfield Foods, Inc. (a)	239,525	2,938,972
Tootsie Roll Industries, Inc.	53,516	1,265,653

Food Products Total		21,597,430

Household Products – 1.0%
Church & Dwight Co., Inc.	141,600	8,089,608
Energizer Holdings, Inc. (a)	139,675	9,138,935

Household Products Total		17,228,543

Personal Products – 0.5%
Alberto-Culver Co.	172,100	4,541,719
NBTY, Inc. (a)	111,000	4,113,660

Personal Products Total		8,655,379

Tobacco – 0.1%
Universal Corp.	50,425	1,859,674

Tobacco Total		1,859,674

Consumer Staples Total		63,026,044

Energy – 6.0%
Energy Equipment & Services – 2.5%
Exterran Holdings, Inc. (a)	125,899	2,269,959

	Shares	Value ($)
Helix Energy Solutions Group, Inc. (a)	208,500	2,439,450
Helmerich & Payne, Inc.	212,600	7,113,596
Oceaneering International, Inc. (a)	110,300	5,754,351
Patterson-UTI Energy, Inc.	309,225	4,109,600
Pride International, Inc. (a)	349,925	9,021,067
Seahawk Drilling, Inc. (a)	—	7
Superior Energy Services, Inc. (a)	157,600	2,873,048
Tidewater, Inc.	104,275	4,501,552
Unit Corp. (a)	95,800	3,583,878

Energy Equipment & Services Total		41,666,508

Oil, Gas & Consumable Fuels – 3.5%
Arch Coal, Inc.	325,350	5,635,062
Bill Barrett Corp. (a)	75,100	2,195,924
Cimarex Energy Co.	167,900	6,554,816
Comstock Resources, Inc. (a)	93,700	3,310,421
Encore Acquisition Co. (a)	106,400	4,010,216
Forest Oil Corp. (a)	224,550	3,529,926
Frontier Oil Corp.	211,200	2,709,696
Mariner Energy, Inc. (a)	202,300	2,453,899
Newfield Exploration Co. (a)	267,400	10,345,706
Overseas Shipholding Group, Inc.	48,225	1,705,718
Patriot Coal Corp. (a)	149,000	1,320,140
Plains Exploration & Production Co. (a)	276,025	7,245,657
Quicksilver Resources, Inc. (a)	228,300	2,470,206
Southern Union Co.	250,100	4,961,984

Oil, Gas & Consumable Fuels Total		58,449,371

Energy Total		100,115,879

Financials – 18.1%
Capital Markets – 2.1%
Affiliated Managers Group, Inc. (a)	83,200	5,435,456
Apollo Investment Corp.	323,000	2,990,980
Eaton Vance Corp.	235,700	6,733,949
Jefferies Group, Inc. (a)	255,250	6,039,215
Raymond James Financial, Inc.	198,480	4,515,420
SEI Investments Co.	269,400	4,967,736
Waddell & Reed Financial, Inc., Class A	173,550	4,604,281

Capital Markets Total		35,287,037

Commercial Banks – 3.1%
Associated Banc Corp.	257,762	2,672,992
Bancorpsouth, Inc.	146,200	3,362,600
Bank of Hawaii Corp.	96,375	3,801,994

See Accompanying Notes to Financial Statements.

33

Columbia Mid Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Cathay General Bancorp	99,900	923,076
City National Corp.	86,450	3,414,775
Commerce Bancshares, Inc./Kansas City MO	133,870	4,917,045
Cullen/Frost Bankers, Inc.	119,850	5,906,208
FirstMerit Corp.	166,375	2,989,757
Fulton Financial Corp.	354,000	2,598,360
International Bancshares Corp.	102,300	1,579,512
PacWest Bancorp	49,500	975,645
SVB Financial Group (a)	66,500	2,643,375
Synovus Financial Corp.	566,200	2,094,940
TCF Financial Corp.	227,325	3,127,992
Trustmark Corp.	98,300	1,870,649
Valley National Bancorp	285,895	3,333,536
Webster Financial Corp.	129,275	1,689,624
Westamerica Bancorporation	58,850	3,026,655
Wilmington Trust Corp.	139,725	1,960,342

Commercial Banks Total		52,889,077

Consumer Finance – 0.3%
AmeriCredit Corp. (a)	267,750	4,621,365

Consumer Finance Total		4,621,365

Insurance – 4.7%
American Financial Group, Inc.	151,650	3,889,822
Arthur J. Gallagher & Co.	202,000	4,801,540
Brown & Brown, Inc.	233,950	4,648,586
Everest Re Group Ltd.	124,025	10,456,548
Fidelity National Financial, Inc., Class A	473,400	7,110,468
First American Corp.	187,925	5,923,396
Hanover Insurance Group, Inc.	103,075	4,214,737
HCC Insurance Holdings, Inc.	226,175	5,980,067
Horace Mann Educators Corp.	78,950	967,138
Mercury General Corp.	71,800	2,667,370
Old Republic International Corp.	484,933	5,775,552
Protective Life Corp.	172,500	3,717,375
Reinsurance Group of America, Inc.	146,700	6,315,435
Stancorp Financial Group, Inc.	98,850	3,741,473
Unitrin, Inc.	99,475	1,883,062
W.R. Berkley Corp.	277,370	7,086,803

Insurance Total		79,179,372

Real Estate Investment Trusts (REITs) – 6.6%
Alexandria Real Estate Equities, Inc.	79,400	4,423,374
AMB Property Corp.	294,825	6,730,855
BRE Properties, Inc.	103,300	2,920,291
Camden Property Trust	129,200	4,741,640

	Shares	Value ($)
Corporate Office Properties Trust	115,700	4,264,702
Cousins Properties, Inc.	89,615	742,908
Duke Realty Corp.	451,300	5,198,976
Equity One, Inc.	74,800	1,178,100
Essex Property Trust, Inc.	55,300	4,125,933
Federal Realty Investment Trust	119,200	7,434,504
Highwoods Properties, Inc.	142,800	4,194,036
Hospitality Properties Trust	240,875	4,388,743
Liberty Property Trust	225,125	7,377,346
Macerich Co.	159,505	4,571,413
Mack-Cali Realty Corp.	157,675	5,050,330
Nationwide Health Properties, Inc.	206,800	6,592,784
Omega Healthcare Investors, Inc.	166,100	2,808,751
Potlatch Corp.	80,131	2,331,812
Rayonier, Inc.	159,285	6,841,291
Realty Income Corp.	210,300	5,373,165
Regency Centers Corp.	161,300	5,411,615
SL Green Realty Corp.	154,900	5,466,421
UDR, Inc.	303,340	3,879,719
Weingarten Realty Investors	214,600	4,261,956

Real Estate Investment Trusts (REITs) Total		110,310,665

Real Estate Management & Development – 0.2%
Jones Lang LaSalle, Inc.	83,200	3,900,416

Real Estate Management & Development Total		3,900,416

Thrifts & Mortgage Finance – 1.1%
Astoria Financial Corp.	164,400	1,693,320
First Niagara Financial Group, Inc.	301,963	3,949,676
New York Community Bancorp, Inc.	696,003	7,405,472
NewAlliance Bancshares, Inc.	215,300	2,531,928
Washington Federal, Inc.	177,527	2,634,501

Thrifts & Mortgage Finance Total		18,214,897

Financials Total		304,402,829

Health Care – 11.9%
Biotechnology – 1.3%
OSI Pharmaceuticals, Inc. (a)	116,900	3,906,798
United Therapeutics Corp. (a)	46,900	4,291,819
Vertex Pharmaceuticals, Inc. (a)	349,075	13,058,896

Biotechnology Total		21,257,513

Health Care Equipment & Supplies – 3.8%
Beckman Coulter, Inc.	138,200	9,358,904
Edwards Lifesciences Corp. (a)	112,950	6,989,346
Gen-Probe, Inc. (a)	105,000	4,047,750

See Accompanying Notes to Financial Statements.

34

Columbia Mid Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Health Care (continued)
Hill-Rom Holdings, Inc.	126,200	2,585,838
Hologic, Inc. (a)	517,200	8,507,940
IDEXX Laboratories, Inc. (a)	119,000	6,040,440
Immucor, Inc. (a)	142,000	2,568,780
Kinetic Concepts, Inc. (a)	111,300	3,556,035
Masimo Corp. (a)	97,400	2,446,688
ResMed, Inc. (a)	151,900	6,973,729
STERIS Corp.	117,825	3,419,281
Teleflex, Inc.	80,150	3,630,795
Thoratec Corp. (a)	113,800	2,986,112

Health Care Equipment & Supplies Total		63,111,638

Health Care Providers & Services – 3.1%
Community Health Systems, Inc. (a)	186,450	5,737,067
Health Management Associates, Inc., Class A (a)	497,200	3,435,652
Health Net, Inc. (a)	209,425	3,208,391
Henry Schein, Inc. (a)	181,750	9,629,115
Kindred Healthcare, Inc. (a)	60,600	865,368
LifePoint Hospitals, Inc. (a)	109,600	2,754,248
Lincare Holdings, Inc. (a)	138,700	3,660,293
Omnicare, Inc.	210,125	4,809,761
Owens & Minor, Inc.	84,000	3,717,000
Psychiatric Solutions, Inc. (a)	113,400	3,037,986
Universal Health Services, Inc., Class B	99,000	5,817,240
VCA Antech, Inc. (a)	170,800	4,227,300
WellCare Health Plans, Inc. (a)	85,100	2,065,377

Health Care Providers & Services Total		52,964,798

Health Care Technology – 0.5%
Cerner Corp. (a)	136,400	8,417,244

Health Care Technology Total		8,417,244

Life Sciences Tools & Services – 2.0%
Affymetrix, Inc. (a)	142,500	1,100,100
Bio-Rad Laboratories, Inc., Class A (a)	38,600	3,329,636
Charles River Laboratories International, Inc. (a)	133,250	4,595,792
Covance, Inc. (a)	128,850	6,841,935
Mettler-Toledo International, Inc. (a)	67,900	5,934,460
Pharmaceutical Product Development, Inc.	237,700	4,780,147
Techne Corp.	75,100	4,631,417
Varian, Inc. (a)	58,150	2,978,443

Life Sciences Tools & Services Total		34,191,930

	Shares	Value ($)
Pharmaceuticals – 1.2%
Endo Pharmaceuticals Holdings, Inc. (a)	236,200	5,331,034
Medicis Pharmaceutical Corp., Class A	114,600	2,116,662
Perrigo Co.	156,525	4,620,618
Sepracor, Inc. (a)	220,325	3,998,899
Valeant Pharmaceuticals International (a)	165,675	4,289,326

Pharmaceuticals Total		20,356,539

Health Care Total		200,299,662

Industrials – 14.1%
Aerospace & Defense – 0.5%
Alliant Techsystems, Inc. (a)	66,075	5,106,276
BE Aerospace, Inc. (a)	203,700	3,489,381

Aerospace & Defense Total		8,595,657

Airlines – 0.4%
AirTran Holdings, Inc. (a)	241,850	1,608,303
Alaska Air Group, Inc. (a)	73,350	1,850,620
JetBlue Airways Corp. (a)	410,280	2,383,727

Airlines Total		5,842,650

Building Products – 0.2%
Lennox International, Inc.	95,000	3,408,600

Building Products Total		3,408,600

Commercial Services & Supplies – 1.6%
Brink’s Co.	81,575	2,149,501
Clean Harbors, Inc. (a)	44,100	2,602,782
Copart, Inc. (a)	128,875	4,554,443
Corrections Corp. of America (a)	232,200	4,606,848
Deluxe Corp.	103,000	1,721,130
Herman Miller, Inc.	108,425	1,758,654
HNI Corp.	90,525	1,944,477
Mine Safety Appliances Co.	60,100	1,606,473
Rollins, Inc.	82,577	1,473,999
Waste Connections, Inc. (a)	161,400	4,414,290

Commercial Services & Supplies Total		26,832,597

Construction & Engineering – 1.7%
AECOM Technology Corp. (a)	184,800	5,065,368
Dycom Industries, Inc. (a)	78,650	882,453
Granite Construction, Inc.	67,075	2,153,107
KBR, Inc.	323,500	7,327,275
Shaw Group, Inc. (a)	168,500	4,942,105
URS Corp. (a)	167,700	7,249,671

Construction & Engineering Total		27,619,979

See Accompanying Notes to Financial Statements.

35

Columbia Mid Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Electrical Equipment – 1.5%
AMETEK, Inc.	216,525	6,816,207
Hubbell, Inc., Class B	113,725	4,375,001
Roper Industries, Inc.	182,500	8,646,850
Thomas & Betts Corp. (a)	106,500	2,948,985
Woodward Governor Co.	110,800	2,325,692

Electrical Equipment Total		25,112,735

Industrial Conglomerates – 0.2%
Carlisle Companies, Inc.	123,500	4,074,265

Industrial Conglomerates Total		4,074,265

Machinery – 5.0%
AGCO Corp. (a)	186,375	5,822,355
Bucyrus International, Inc.	151,500	4,522,275
Crane Co.	95,400	2,239,038
Donaldson Co., Inc.	155,600	5,845,892
Federal Signal Corp.	98,225	702,309
Graco, Inc.	120,787	3,032,961
Harsco Corp.	161,900	5,049,661
IDEX Corp.	162,700	4,301,788
Joy Global, Inc.	206,100	8,006,985
Kennametal, Inc.	161,700	3,565,485
Lincoln Electric Holdings, Inc.	85,700	3,901,064
Nordson Corp.	67,725	3,628,705
Oshkosh Corp.	176,300	5,923,680
Pentair, Inc.	198,175	5,614,298
SPX Corp.	98,825	5,502,576
Terex Corp. (a)	217,000	3,576,160
Timken Co.	171,700	3,624,587
Trinity Industries, Inc.	158,500	2,504,300
Valmont Industries, Inc.	35,400	2,914,482
Wabtec Corp.	96,300	3,606,435

Machinery Total		83,885,036

Marine – 0.1%
Alexander & Baldwin, Inc.	82,700	2,373,490

Marine Total		2,373,490

Professional Services – 1.4%
Corporate Executive Board Co.	68,700	1,652,235
FTI Consulting, Inc. (a)	103,500	4,506,390
Kelly Services, Inc., Class A	55,400	635,992
Korn/Ferry International (a)	90,125	1,246,429
Manpower, Inc.	157,975	8,167,307
MPS Group, Inc. (a)	186,425	1,838,151
Navigant Consulting, Inc. (a)	97,200	1,223,748
Watson Wyatt Worldwide, Inc., Class A	86,000	3,758,200

Professional Services Total		23,028,452

	Shares	Value ($)
Road & Rail – 1.1%
Con-way, Inc.	98,850	4,127,976
J.B. Hunt Transport Services, Inc.	165,250	4,631,957
Kansas City Southern (a)	184,600	4,411,940
Landstar System, Inc.	103,500	3,609,045
Werner Enterprises, Inc.	86,543	1,512,772

Road & Rail Total		18,293,690

Trading Companies & Distributors – 0.4%
GATX Corp.	95,175	2,610,650
MSC Industrial Direct Co., Class A	90,400	3,571,704
United Rentals, Inc. (a)	121,250	1,114,288

Trading Companies & Distributors Total		7,296,642

Industrials Total		236,363,793

Information Technology – 14.5%
Communications Equipment – 1.8%
3Com Corp. (a)	781,200	3,398,220
ADC Telecommunications, Inc. (a)	194,800	1,657,748
ADTRAN, Inc.	110,675	2,516,750
Avocent Corp. (a)	89,350	1,458,192
CommScope, Inc. (a)	188,753	5,088,781
F5 Networks, Inc. (a)	158,400	5,463,216
Palm, Inc. (a)	277,900	3,704,407
Plantronics, Inc.	98,525	2,353,762
Polycom, Inc. (a)	169,000	3,986,710

Communications Equipment Total		29,627,786

Computers & Peripherals – 0.5%
Diebold, Inc.	133,525	4,028,449
Imation Corp.	61,075	525,245
NCR Corp. (a)	319,800	4,262,934

Computers & Peripherals Total		8,816,628

Electronic Equipment, Instruments & Components – 2.4%
Arrow Electronics, Inc. (a)	241,075	6,663,313
Avnet, Inc. (a)	304,550	8,116,258
Ingram Micro, Inc., Class A (a)	326,400	5,470,464
Itron, Inc. (a)	80,500	4,410,595
National Instruments Corp.	112,862	2,892,653
Tech Data Corp. (a)	101,250	3,857,625
Trimble Navigation Ltd. (a)	241,000	6,135,860
Vishay Intertechnology, Inc. (a)	376,175	3,035,732

Electronic Equipment, Instruments & Components Total		40,582,500

Internet Software & Services – 0.6%
Digital River, Inc. (a)	77,000	2,719,640
Equinix, Inc. (a)	76,100	6,412,186

See Accompanying Notes to Financial Statements.

36

Columbia Mid Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
ValueClick, Inc. (a)	175,300	1,796,825

Internet Software & Services Total		10,928,651

IT Services – 3.5%
Acxiom Corp. (a)	137,975	1,258,332
Alliance Data Systems Corp. (a)	107,125	5,951,865
Broadridge Financial Solutions, Inc.	282,800	5,887,896
DST Systems, Inc. (a)	82,200	3,765,582
Gartner, Inc. (a)	119,825	1,996,284
Global Payments, Inc.	162,100	6,879,524
Hewitt Associates, Inc., Class A (a)	168,200	6,058,564
Lender Processing Services, Inc.	169,500	5,810,460
Mantech International Corp., Class A (a)	42,300	2,235,132
Metavante Technologies, Inc. (a)	181,529	5,719,979
NeuStar, Inc., Class A (a)	145,700	3,377,326
SAIC, Inc. (a)	411,000	7,599,390
SRA International, Inc., Class A (a)	85,000	1,688,950

IT Services Total		58,229,284

Office Electronics – 0.2%
Zebra Technologies Corp., Class A (a)	119,775	2,993,177

Office Electronics Total		2,993,177

Semiconductors & Semiconductor Equipment – 2.3%
Atmel Corp. (a)	908,850	3,753,551
Cree, Inc. (a)	179,275	6,604,491
Fairchild Semiconductor International, Inc. (a)	249,650	2,511,479
Integrated Device Technology, Inc. (a)	333,292	2,276,384
International Rectifier Corp. (a)	144,675	2,715,550
Intersil Corp., Class A	246,400	3,646,720
Lam Research Corp. (a)	254,775	7,821,592
RF Micro Devices, Inc. (a)	535,900	2,518,730
Semtech Corp. (a)	123,000	2,247,210
Silicon Laboratories, Inc. (a)	90,075	4,056,978

Semiconductors & Semiconductor Equipment Total		38,152,685

Software – 3.2%
ACI Worldwide, Inc. (a)	70,600	957,336
Advent Software, Inc. (a)	31,525	1,219,702
ANSYS, Inc. (a)	176,700	6,209,238
Cadence Design Systems, Inc. (a)	531,275	3,331,094
FactSet Research Systems, Inc.	84,200	4,634,368
Fair Isaac Corp.	98,500	2,196,550
Informatica Corp. (a)	175,700	3,150,301

	Shares	Value ($)
Jack Henry & Associates, Inc.	168,925	3,937,642
Mentor Graphics Corp. (a)	189,875	1,676,596
Micros Systems, Inc. (a)	162,100	4,517,727
Parametric Technology Corp. (a)	233,600	3,106,880
Quest Software, Inc. (a)	123,800	2,041,462
Rovi Corp. (a)	165,200	5,028,688
Sybase, Inc. (a)	167,675	5,843,474
Synopsys, Inc. (a)	290,525	6,167,846

Software Total		54,018,904

Information Technology Total		243,349,615

Materials – 6.8%
Chemicals – 3.5%
Airgas, Inc.	164,675	7,657,387
Albemarle Corp.	184,350	5,941,600
Ashland, Inc.	134,600	4,937,128
Cabot Corp.	131,825	2,608,817
Cytec Industries, Inc.	95,175	2,749,606
Lubrizol Corp.	136,000	8,665,920
Minerals Technologies, Inc.	37,800	1,694,952
Olin Corp.	157,125	2,630,273
RPM International, Inc.	258,900	4,214,892
Scotts Miracle-Gro Co., Class A	88,750	3,611,237
Sensient Technologies Corp.	98,200	2,560,074
Terra Industries, Inc.	201,000	6,253,110
Valspar Corp.	202,150	5,413,577

Chemicals Total		58,938,573

Construction Materials – 0.5%
Martin Marietta Materials, Inc.	89,775	7,862,495

Construction Materials Total		7,862,495

Containers & Packaging – 1.2%
AptarGroup, Inc.	136,600	4,696,308
Greif, Inc., Class A	69,000	3,418,260
Packaging Corp. of America	206,575	4,205,867
Sonoco Products Co.	201,200	5,219,128
Temple-Inland, Inc.	214,700	3,630,577

Containers & Packaging Total		21,170,140

Metals & Mining – 1.5%
Carpenter Technology Corp.	88,800	1,892,328
Cliffs Natural Resources, Inc.	264,100	6,684,371
Commercial Metals Co.	226,800	3,839,724
Reliance Steel & Aluminum Co.	128,600	4,750,484
Steel Dynamics, Inc.	377,200	6,242,660
Worthington Industries, Inc.	121,000	1,593,570

Metals & Mining Total		25,003,137

See Accompanying Notes to Financial Statements.

37

Columbia Mid Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Paper & Forest Products – 0.1%
Louisiana-Pacific Corp. (a)	184,000	1,385,520

Paper & Forest Products Total		1,385,520

Materials Total		114,359,865

Telecommunication Services – 0.5%
Diversified Telecommunication Services – 0.1%
Cincinnati Bell, Inc. (a)	433,175	1,442,473

Diversified Telecommunication Services Total		1,442,473

Wireless Telecommunication Services – 0.4%
Syniverse Holdings, Inc. (a)	104,900	1,874,563
Telephone & Data Systems, Inc.	202,741	5,346,280

Wireless Telecommunication Services Total		7,220,843

Telecommunication Services Total		8,663,316

Utilities – 6.1%
Electric Utilities – 1.9%
Cleco Corp.	121,800	2,974,356
DPL, Inc.	233,825	5,791,845
Great Plains Energy, Inc.	272,254	4,769,890
Hawaiian Electric Industries, Inc.	184,500	3,210,300
IDACORP, Inc.	95,000	2,705,600
NV Energy, Inc.	472,600	5,699,556
PNM Resources, Inc.	174,650	2,039,912
Westar Energy, Inc.	219,125	4,496,445

Electric Utilities Total		31,687,904

Gas Utilities – 2.0%
AGL Resources, Inc.	155,625	5,227,444
Energen Corp.	144,600	6,071,754
National Fuel Gas Co.	160,275	7,162,689
ONEOK, Inc.	212,300	7,192,724
UGI Corp.	218,300	5,568,833
WGL Holdings, Inc.	101,125	3,337,125

Gas Utilities Total		34,560,569

Independent Power Producers & Energy Traders – 0.1%
Black Hills Corp.	78,200	2,000,356

Independent Power Producers & Energy Traders Total		2,000,356

Multi-Utilities – 1.8%
Alliant Energy Corp.	223,075	5,875,796
MDU Resources Group, Inc.	370,905	7,199,266
NSTAR	215,300	6,812,092

	Shares	Value ($)
OGE Energy Corp.	193,650	6,057,372
Vectren Corp.	163,400	3,782,710

Multi-Utilities Total		29,727,236

Water Utilities – 0.3%
Aqua America, Inc.	273,474	4,608,037

Water Utilities Total		4,608,037

Utilities Total		102,584,102

Total Common Stocks (cost of $1,674,572,589)		1,633,343,966

Short-Term Obligation – 2.1%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 11/16/12, market value $35,829,234 (repurchase proceeds $35,122,137)	35,122,000	35,122,000

Total Short-Term Obligation (cost of $35,122,000)		35,122,000

Total Investments – 99.4% (cost of $1,709,694,589) (b)		1,668,465,966

Other Assets & Liabilities, Net – 0.6%		9,343,940

Net Assets – 100.0%		1,677,809,906

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,709,694,589.

See Accompanying Notes to Financial Statements.

38

Columbia Mid Cap Index Fund

August 31, 2009 (Unaudited)

The following table summarizes the inputs used, as of August 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$260,178,861	$—	$—	$260,178,861
Consumer Staples	63,026,044	—	—	63,026,044
Energy	100,115,879	—	—	100,115,879
Financials	304,402,829	—	—	304,402,829
Health Care	200,299,662	—	—	200,299,662
Industrials	236,363,793	—	—	236,363,793
Information Technology	243,349,615	—	—	243,349,615
Materials	114,359,865	—	—	114,359,865
Telecommunication Services	8,663,316	—	—	8,663,316
Utilities	102,584,102	—	—	102,584,102

Total Common Stocks	1,633,343,966	—	—	1,633,343,966

Total Short-Term Obligation	—	35,122,000	—	35,122,000

Total Investments	1,633,343,966	35,122,000	—	1,668,465,966

Unrealized appreciation on futures contracts	2,428,582	—	—	2,428,582

Total	$1,635,772,548	$35,122,000	$—	$1,670,894,548

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	18.1
Consumer Discretionary	15.5
Information Technology	14.5
Industrials	14.1
Health Care	11.9
Materials	6.8
Utilities	6.1
Energy	6.0
Consumer Staples	3.8
Telecommunication Services	0.5

97.3
Short-Term Obligation	2.1
Other Assets & Liabilities, Net	0.6

100.0

At August 31, 2009, the Fund held the following open long futures contracts:

Risk Exposure/ Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Equity Risk
S&P Mid Cap 400 Index	664	$43,425,600	$40,997,018	Sept-2009	$2,428,582

On August 31, 2009, cash of $6,072,000 was pledged as collateral for open futures contracts and was being held at the broker of the futures contracts.

See Accompanying Notes to Financial Statements.

39

Investment Portfolio – Columbia Small Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks – 96.7%

	Shares	Value ($)
Consumer Discretionary – 14.4%
Auto Components – 0.3%
Drew Industries, Inc. (a)	63,700	1,310,946
Spartan Motors, Inc.	106,400	577,752
Standard Motor Products, Inc.	39,800	492,724
Superior Industries International, Inc.	76,100	1,082,142

Auto Components Total		3,463,564

Automobiles – 0.1%
Winnebago Industries, Inc.	95,400	1,154,340

Automobiles Total		1,154,340

Distributors – 0.0%
Audiovox Corp., Class A (a)	60,700	428,542

Distributors Total		428,542

Diversified Consumer Services – 1.2%
American Public Education, Inc. (a)	53,000	1,836,450
Capella Education Co. (a)	46,600	2,952,110
Coinstar, Inc. (a)	99,000	3,267,990
Hillenbrand, Inc.	202,700	4,058,054
Pre-Paid Legal Services, Inc. (a)	23,400	1,072,656
Universal Technical Institute, Inc. (a)	66,500	1,338,645

Diversified Consumer Services Total		14,525,905

Hotels, Restaurants & Leisure – 2.8%
Buffalo Wild Wings, Inc. (a)	59,000	2,432,570
California Pizza Kitchen, Inc. (a)	78,900	1,109,334
CEC Entertainment, Inc. (a)	75,450	2,018,287
CKE Restaurants, Inc.	179,200	1,732,864
Cracker Barrel Old Country Store, Inc.	74,200	2,108,022
DineEquity, Inc.	50,700	1,068,756
Interval Leisure Group, Inc. (a)	129,400	1,357,406
Jack in the Box, Inc. (a)	187,200	3,817,008
Landry’s Restaurants, Inc. (a)	40,800	395,760
Marcus Corp.	69,400	868,888
Monarch Casino & Resort, Inc. (a)	37,500	376,125
Multimedia Games, Inc. (a)	76,000	381,520
O’Charleys, Inc.	70,300	537,795
P.F. Chang’s China Bistro, Inc. (a)	77,800	2,482,598
Papa John’s International, Inc. (a)	70,600	1,647,098
Peet’s Coffee & Tea, Inc. (a)	37,200	978,732
Pinnacle Entertainment, Inc. (a)	197,000	1,847,860
Red Robin Gourmet Burgers, Inc. (a)	50,900	981,352
Ruby Tuesday, Inc. (a)	206,000	1,503,800
Ruth’s Hospitality Group, Inc. (a)	65,800	260,568
Shuffle Master, Inc. (a)	175,850	1,332,943

	Shares	Value ($)
Sonic Corp. (a)	199,100	2,275,713
Steak n Shake Co. (a)	94,400	989,312
Texas Roadhouse, Inc., Class A (a)	167,200	1,703,768

Hotels, Restaurants & Leisure Total		34,208,079

Household Durables – 1.0%
Ethan Allen Interiors, Inc.	94,900	1,474,746
Helen of Troy Ltd. (a)	97,800	2,114,436
La-Z-Boy, Inc.	168,800	1,429,736
M/I Homes, Inc. (a)	60,300	953,946
Meritage Home Corp. (a)	102,700	2,301,507
National Presto Industries, Inc.	15,700	1,315,189
Russ Berrie & Co., Inc. (a)	55,700	319,718
Skyline Corp.	22,300	525,611
Standard Pacific Corp. (a)	305,200	1,107,876
Universal Electronics, Inc. (a)	44,700	841,254

Household Durables Total		12,384,019

Internet & Catalog Retail – 0.7%
Blue Nile, Inc. (a)	47,500	2,630,550
HSN, Inc. (a)	129,300	1,344,720
NutriSystem, Inc.	100,700	1,432,961
PetMed Express, Inc.	74,500	1,347,705
Stamps.com, Inc. (a)	42,200	363,764
Ticketmaster Entertainment, Inc. (a)	131,600	1,284,416

Internet & Catalog Retail Total		8,404,116

Leisure Equipment & Products – 1.1%
Arctic Cat, Inc.	39,200	279,888
Brunswick Corp.	289,200	2,686,668
JAKKS Pacific, Inc. (a)	91,600	1,227,440
Nautilus Group, Inc. (a)	73,300	126,076
Polaris Industries, Inc.	106,900	4,031,199
Pool Corp.	158,550	3,776,661
RC2 Corp. (a)	68,100	1,069,170
Sturm Ruger & Co., Inc.	62,500	863,125

Leisure Equipment & Products Total		14,060,227

Media – 0.3%
Arbitron, Inc.	86,800	1,590,176
EW Scripps Co., Class A (a)	95,900	667,464
Live Nation, Inc. (a)	274,200	1,927,626

Media Total		4,185,266

Multiline Retail – 0.2%
Fred’s, Inc., Class A	131,250	1,716,750
Tuesday Morning Corp. (a)	102,600	461,700

Multiline Retail Total		2,178,450

Specialty Retail – 4.3%
Big 5 Sporting Goods Corp.	70,500	1,076,535
Brown Shoe Co., Inc.	140,675	1,055,063

See Accompanying Notes to Financial Statements.

40

Columbia Small Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Buckle, Inc.	77,150	2,040,617
Cabela’s, Inc. (a)	129,500	2,078,475
Cato Corp., Class A	96,400	1,646,512
Charlotte Russe Holding, Inc. (a)	68,900	1,198,171
Children’s Place Retail Stores, Inc. (a)	79,200	2,402,136
Christopher & Banks Corp.	117,600	806,736
Dress Barn, Inc. (a)	147,800	2,398,794
Finish Line, Inc., Class A	179,999	1,484,992
Genesco, Inc. (a)	73,000	1,598,700
Group 1 Automotive, Inc.	78,900	2,222,613
Gymboree Corp. (a)	95,500	4,277,445
Haverty Furniture Companies, Inc. (a)	60,900	710,703
Hibbett Sports, Inc. (a)	93,700	1,646,309
HOT Topic, Inc. (a)	144,300	1,004,328
Jo-Ann Stores, Inc. (a)	86,550	2,364,546
Jos. A. Bank Clothiers, Inc. (a)	59,975	2,639,500
Lithia Motors, Inc., Class A	55,900	716,079
MarineMax, Inc. (a)	60,700	427,935
Men’s Wearhouse, Inc.	170,900	4,443,400
Midas, Inc. (a)	46,000	415,840
OfficeMax, Inc.	250,200	2,829,762
Pep Boys-Manny, Moe & Jack, Inc.	140,500	1,254,665
Sonic Automotive, Inc., Class A	92,200	1,182,004
Stage Stores, Inc.	124,375	1,660,406
Stein Mart, Inc. (a)	84,000	1,038,240
Tractor Supply Co. (a)	103,600	4,875,416
Tween Brands, Inc. (a)	81,400	618,640
Zale Corp. (a)	104,900	679,752
Zumiez, Inc. (a)	67,200	849,408

Specialty Retail Total		53,643,722

Textiles, Apparel & Luxury Goods – 2.4%
Carter’s, Inc. (a)	185,900	4,677,244
CROCS, Inc. (a)	274,700	1,744,345
Deckers Outdoor Corp. (a)	43,000	2,936,900
Iconix Brand Group, Inc. (a)	227,000	3,899,860
K-Swiss, Inc., Class A	88,000	848,320
Liz Claiborne, Inc.	311,800	1,325,150
Maidenform Brands, Inc. (a)	63,100	1,018,434
Movado Group, Inc.	59,300	762,005
Oxford Industries, Inc.	44,700	625,800
Perry Ellis International, Inc. (a)	34,600	432,154
Quiksilver, Inc. (a)	417,600	1,177,632
Skechers U.S.A., Inc., Class A (a)	109,200	1,944,852
True Religion Apparel, Inc. (a)	62,300	1,409,849
Unifirst Corp.	46,900	1,870,841
Volcom, Inc. (a)	52,000	736,840

	Shares	Value ($)
Wolverine World Wide, Inc.	161,300	4,017,983

Textiles, Apparel & Luxury Goods Total		29,428,209

Consumer Discretionary Total		178,064,439

Consumer Staples – 3.8%
Beverages – 0.1%
Boston Beer Co., Inc., Class A (a)	33,200	1,319,700

Beverages Total		1,319,700

Food & Staples Retailing – 1.1%
Andersons, Inc.	59,700	1,964,130
Casey’s General Stores, Inc.	166,700	4,625,925
Great Atlantic & Pacific Tea Co., Inc. (a)	99,300	666,303
Nash Finch Co.	42,000	1,139,880
Spartan Stores, Inc.	72,800	966,056
United Natural Foods, Inc. (a)	140,800	3,804,416

Food & Staples Retailing Total		13,166,710

Food Products – 1.9%
Cal-Maine Foods, Inc.	41,300	1,179,115
Darling International, Inc. (a)	269,600	1,889,896
Diamond Foods, Inc.	54,100	1,512,095
Green Mountain Coffee Roasters, Inc. (a)	100,550	6,052,105
Hain Celestial Group, Inc. (a)	133,400	2,134,400
J & J Snack Foods Corp.	45,800	2,001,460
Lance, Inc.	104,700	2,538,975
Sanderson Farms, Inc.	57,300	2,383,680
TreeHouse Foods, Inc. (a)	103,500	3,834,675

Food Products Total		23,526,401

Household Products – 0.3%
Central Garden & Pet Co., Class A (a)	228,800	2,516,800
WD-40 Co.	54,100	1,459,618

Household Products Total		3,976,418

Personal Products – 0.3%
Chattem, Inc. (a)	63,700	3,900,988
Mannatech, Inc.	51,200	199,680

Personal Products Total		4,100,668

Tobacco – 0.1%
Alliance One International, Inc. (a)	291,800	1,117,594

Tobacco Total		1,117,594

Consumer Staples Total		47,207,491

See Accompanying Notes to Financial Statements.

41

Columbia Small Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Energy – 4.9%
Energy Equipment & Services – 3.2%
Atwood Oceanics, Inc. (a)	183,100	5,214,688
Basic Energy Services, Inc. (a)	74,700	506,466
Bristow Group, Inc. (a)	95,600	2,791,520
CARBO Ceramics, Inc.	63,350	2,727,217
Dril-Quip, Inc. (a)	98,500	4,202,010
Gulf Island Fabrication, Inc.	46,900	702,093
Hornbeck Offshore Services, Inc. (a)	75,800	1,672,148
ION Geophysical Corp. (a)	351,400	896,070
Lufkin Industries, Inc.	48,700	2,154,975
Matrix Service Co. (a)	85,800	945,516
NATCO Group, Inc., Class A (a)	65,300	2,716,480
Oil States International, Inc. (a)	162,600	4,791,822
Pioneer Drilling Co. (a)	164,800	939,360
SEACOR Holdings, Inc. (a)	66,200	5,039,806
Seahawk Drilling, Inc. (a)	37,900	844,791
Superior Well Services, Inc. (a)	54,600	493,038
Tetra Technologies, Inc. (a)	246,750	2,176,335

Energy Equipment & Services Total		38,814,335

Oil, Gas & Consumable Fuels – 1.7%
Holly Corp.	134,700	3,076,548
Penn Virginia Corp.	148,800	2,851,008
Petroleum Development Corp. (a)	61,100	836,459
Petroquest Energy, Inc. (a)	170,400	708,864
Southern Union Co.	1	20
St. Mary Land & Exploration Co.	204,600	5,380,980
Stone Energy Corp. (a)	133,900	1,708,564
Swift Energy Co. (a)	119,900	2,442,363
World Fuel Services Corp.	96,600	4,341,204

Oil, Gas & Consumable Fuels Total		21,346,010

Energy Total		60,160,345

Financials – 18.3%
Capital Markets – 1.7%
Greenhill & Co., Inc.	60,500	4,791,600
Investment Technology Group, Inc. (a)	142,300	3,506,272
LaBranche & Co., Inc. (a)	158,000	609,880
optionsXpress Holdings, Inc.	134,700	2,241,408
Piper Jaffray Companies, Inc. (a)	53,400	2,706,312
Stifel Financial Corp. (a)	89,800	5,055,740
SWS Group, Inc.	90,050	1,302,123
TradeStation Group, Inc. (a)	102,300	733,491

Capital Markets Total		20,946,826

Commercial Banks – 5.7%
Bank of the Ozarks, Inc.	40,900	1,020,046
Boston Private Financial Holdings, Inc.	210,000	1,054,200

	Shares	Value ($)
Cascade Bancorp	92,100	123,414
Central Pacific Financial Corp.	94,300	262,154
Columbia Banking System, Inc.	87,800	1,440,798
Community Bank System, Inc.	107,400	1,914,942
East West Bancorp, Inc.	300,600	2,768,526
First Bancorp Puerto Rico	248,900	793,991
First Commonwealth Financial Corp.	245,400	1,511,664
First Financial Bancorp	137,900	1,163,876
First Financial Bankshares, Inc.	68,200	3,399,088
First Midwest Bancorp, Inc.	159,500	1,636,470
Frontier Financial Corp.	154,600	119,042
Glacier Bancorp, Inc.	201,707	3,007,451
Hancock Holding Co.	78,200	2,995,842
Hanmi Financial Corp. (a)	122,000	184,220
Home Bancshares, Inc.	43,700	884,925
Independent Bank Corp. MA	65,420	116,448
Independent Bank Corp. MI	68,600	1,589,462
Nara Bancorp, Inc.	73,200	640,500
National Penn Bancshares, Inc.	313,200	1,753,920
NBT Bancorp, Inc.	112,300	2,537,980
Old National Bancorp	217,800	2,317,392
Pinnacle Financial Partners, Inc. (a)	104,200	1,570,294
PrivateBancorp, Inc.	121,800	2,936,598
Prosperity Bancshares, Inc.	134,600	4,647,738
S&T Bancorp, Inc.	77,100	1,067,835
Signature Bank (a)	130,900	3,974,124
Simmons First National Corp., Class A	40,900	1,152,153
South Financial Group, Inc.	525,300	924,528
Sterling Bancorp NY	59,300	450,680
Sterling Bancshares, Inc.	267,550	2,127,022
Sterling Financial Corp.	171,825	364,269
Susquehanna Bancshares, Inc.	282,800	1,651,552
Tompkins Financial Corp.	21,900	957,030
UCBH Holdings, Inc.	394,900	521,268
UMB Financial Corp.	96,100	3,846,883
Umpqua Holdings Corp.	273,100	2,815,661
United Bankshares, Inc.	123,800	2,430,194
United Community Banks, Inc. (a)	136,225	918,157
Whitney Holding Corp.	221,000	1,991,210
Wilshire Bancorp, Inc.	63,700	527,436
Wintrust Financial Corp.	78,600	2,174,862

Commercial Banks Total		70,285,845

Consumer Finance – 0.5%
Cash America International, Inc.	96,900	2,716,107
First Cash Financial Services, Inc. (a)	84,400	1,585,876
Rewards Network, Inc. (a)	29,433	388,515

See Accompanying Notes to Financial Statements.

42

Columbia Small Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
World Acceptance Corp. (a)	53,000	1,379,590

Consumer Finance Total		6,070,088

Diversified Financial Services – 0.3%
Financial Federal Corp.	84,900	1,988,358
Portfolio Recovery Associates, Inc. (a)	50,300	2,209,176

Diversified Financial Services Total		4,197,534

Insurance – 3.0%
American Physicians Capital, Inc.	31,766	947,897
Amerisafe, Inc. (a)	61,800	1,055,544
Delphi Financial Group, Inc., Class A	152,950	3,574,442
eHealth, Inc. (a)	81,100	1,500,350
Employers Holdings, Inc.	153,100	2,272,004
Infinity Property & Casualty Corp.	45,000	1,978,650
National Financial Partners Corp.	134,900	1,058,965
Navigators Group, Inc. (a)	43,900	2,278,410
Presidential Life Corp.	70,800	700,920
ProAssurance Corp. (a)	108,500	5,696,250
RLI Corp.	58,800	3,116,988
Safety Insurance Group, Inc.	51,700	1,661,121
Selective Insurance Group, Inc.	173,200	2,947,864
Stewart Information Services Corp.	59,700	845,949
Tower Group, Inc.	115,400	2,768,446
United Fire & Casualty Co.	73,200	1,464,732
Zenith National Insurance Corp.	122,400	3,299,904

Insurance Total		37,168,436

Real Estate Investment Trusts (REITs) – 6.5%
Acadia Realty Trust	130,032	1,990,790
BioMed Realty Trust, Inc.	318,700	4,296,076
Cedar Shopping Centers, Inc.	147,800	950,354
Colonial Properties Trust	160,000	1,444,800
DiamondRock Hospitality Co.	354,100	2,425,585
EastGroup Properties, Inc.	82,700	3,112,828
Entertainment Properties Trust	114,600	3,593,856
Extra Space Storage, Inc.	283,300	2,804,670
Franklin Street Properties Corp.	194,100	2,758,161
Healthcare Realty Trust, Inc.	194,500	4,210,925
Home Properties, Inc.	107,900	4,096,963
Inland Real Estate Corp.	239,900	2,010,362
Kilroy Realty Corp.	141,500	3,920,965
Kite Realty Group Trust	206,500	751,660
LaSalle Hotel Properties	207,900	3,440,745
Lexington Realty Trust	281,794	1,313,160
LTC Properties, Inc.	76,000	1,935,720
Medical Properties Trust, Inc.	262,800	1,989,396
Mid-America Apartment Communities, Inc.	92,500	4,049,650

	Shares	Value ($)
National Retail Properties, Inc.	262,100	5,378,292
Parkway Properties, Inc.	70,900	1,283,290
Pennsylvania Real Estate Investment Trust	141,800	940,134
Post Properties, Inc.	145,400	2,477,616
PS Business Parks, Inc.	56,300	2,979,959
Senior Housing Properties Trust	395,000	7,923,700
Sovran Self Storage, Inc.	74,300	2,183,677
Tanger Factory Outlet Centers	130,500	4,909,410
Urstadt Biddle Properties, Inc., Class A	70,200	1,085,994

Real Estate Investment Trusts (REITs) Total		80,258,738

Real Estate Management & Development – 0.1%
Forestar Real Estate Group, Inc. (a)	117,800	1,701,032

Real Estate Management & Development Total		1,701,032

Thrifts & Mortgage Finance – 0.5%
Bank Mutual Corp.	153,700	1,351,023
Brookline Bancorp, Inc.	193,600	2,021,184
Dime Community Bancshares	86,800	972,160
TrustCo Bank Corp. NY	249,900	1,554,378

Thrifts & Mortgage Finance Total		5,898,745

Financials Total		226,527,244

Health Care – 12.4%
Biotechnology – 1.2%
ArQule, Inc. (a)	93,700	507,854
Cubist Pharmaceuticals, Inc. (a)	189,000	3,908,520
Martek Biosciences Corp.	109,000	2,675,950
Regeneron Pharmaceuticals, Inc. (a)	207,500	4,716,475
Savient Pharmaceuticals, Inc. (a)	173,500	2,409,915

Biotechnology Total		14,218,714

Health Care Equipment & Supplies – 3.8%
Abaxis, Inc. (a)	71,800	1,909,880
Align Technology, Inc. (a)	217,200	2,910,480
American Medical Systems Holdings, Inc. (a)	242,000	3,688,080
Analogic Corp.	42,000	1,493,100
CONMED Corp. (a)	95,200	1,697,416
Cooper Companies, Inc.	148,100	4,046,092
CryoLife, Inc. (a)	92,700	690,615
Cyberonics, Inc. (a)	76,200	1,146,048
Greatbatch, Inc. (a)	76,000	1,636,280
Haemonetics Corp. (a)	84,000	4,421,760
ICU Medical, Inc. (a)	42,600	1,584,294

See Accompanying Notes to Financial Statements.

43

Columbia Small Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Health Care (continued)
Integra LifeSciences Holdings Corp. (a)	66,100	2,233,519
Invacare Corp.	105,400	2,282,964
Kensey Nash Corp. (a)	37,200	971,292
Meridian Bioscience, Inc.	132,900	3,202,890
Merit Medical Systems, Inc. (a)	91,600	1,653,380
Natus Medical, Inc. (a)	91,800	1,308,150
Neogen Corp. (a)	48,400	1,355,200
Osteotech, Inc. (a)	59,000	254,880
Palomar Medical Technologies, Inc. (a)	59,200	821,696
SurModics, Inc. (a)	48,100	1,101,009
Symmetry Medical, Inc. (a)	117,400	1,293,748
Theragenics Corp. (a)	109,700	146,998
West Pharmaceutical Services, Inc.	107,400	4,316,406
Zoll Medical Corp. (a)	69,100	1,242,418

Health Care Equipment & Supplies Total		47,408,595

Health Care Providers & Services – 5.4%
Air Methods Corp. (a)	35,200	1,201,376
Almost Family, Inc. (a)	20,900	576,213
Amedisys, Inc. (a)	89,699	3,995,193
AMERIGROUP Corp. (a)	173,450	4,102,093
AMN Healthcare Services, Inc. (a)	107,000	1,056,090
AmSurg Corp. (a)	100,500	2,040,150
Bio-Reference Labs, Inc. (a)	38,000	1,263,120
Catalyst Health Solutions, Inc. (a)	126,400	3,609,984
Centene Corp. (a)	141,200	2,444,172
Chemed Corp.	74,100	3,226,314
Corvel Corp. (a)	25,000	751,500
Cross Country Healthcare, Inc. (a)	100,900	929,289
Genoptix, Inc. (a)	31,500	903,735
Gentiva Health Services, Inc. (a)	94,900	2,092,545
Hanger Orthopedic Group, Inc. (a)	102,200	1,431,822
Healthspring, Inc. (a)	160,300	2,120,769
Healthways, Inc. (a)	110,500	1,445,340
HMS Holdings Corp. (a)	84,800	3,189,328
inVentive Health, Inc. (a)	109,700	1,744,230
IPC The Hospitalist Co., Inc. (a)	28,000	827,120
Landauer, Inc.	30,700	1,689,728
LCA-Vision, Inc. (a)	60,900	330,078
LHC Group, Inc. (a)	49,000	1,198,050
Magellan Health Services, Inc. (a)	115,700	3,712,813
Medcath Corp. (a)	64,400	587,328
Mednax, Inc. (a)	150,100	7,815,707
Molina Healthcare, Inc. (a)	44,300	897,075
MWI Veterinary Supply, Inc. (a)	39,700	1,477,237
Odyssey Healthcare, Inc. (a)	107,950	1,390,396
PharMerica Corp. (a)	100,000	2,005,000
PSS World Medical, Inc. (a)	194,700	3,979,668

	Shares	Value ($)
RehabCare Group, Inc. (a)	60,300	1,265,697
Res-Care, Inc. (a)	84,000	1,218,840

Health Care Providers & Services Total		66,518,000

Health Care Technology – 0.8%
Computer Programs & Systems, Inc.	30,900	1,195,830
Eclipsys Corp. (a)	184,100	3,085,516
Omnicell, Inc. (a)	103,600	1,137,528
Phase Forward, Inc. (a)	141,400	1,818,404
Quality Systems, Inc.	59,800	3,219,632

Health Care Technology Total		10,456,910

Life Sciences Tools & Services – 0.7%
Cambrex Corp. (a)	95,800	524,026
Dionex Corp. (a)	58,000	3,488,120
Enzo Biochem, Inc. (a)	106,920	544,223
eResearchTechnology, Inc. (a)	137,000	861,730
Kendle International, Inc. (a)	43,800	575,532
PAREXEL International Corp. (a)	188,700	2,421,021

Life Sciences Tools & Services Total		8,414,652

Pharmaceuticals – 0.5%
Par Pharmaceutical Companies, Inc. (a)	114,100	2,333,345
Salix Pharmaceuticals Ltd. (a)	158,000	1,976,580
Viropharma, Inc. (a)	253,800	2,030,400

Pharmaceuticals Total		6,340,325

Health Care Total		153,357,196

Industrials – 16.9%
Aerospace & Defense – 2.8%
AAR Corp. (a)	126,900	2,158,569
Aerovironment, Inc. (a)	51,800	1,457,134
American Science & Engineering, Inc.	29,900	1,841,541
Applied Signal Technology, Inc.	42,900	1,092,663
Axsys Technologies, Inc. (a)	31,200	1,684,800
Ceradyne, Inc. (a)	84,600	1,583,712
Cubic Corp.	50,800	1,804,416
Curtiss-Wright Corp.	148,300	4,830,131
Esterline Technologies Corp. (a)	97,400	3,011,608
GenCorp, Inc. (a)	162,800	717,948
Moog, Inc., Class A (a)	139,575	4,044,883
Orbital Sciences Corp. (a)	185,000	2,736,150
Stanley, Inc. (a)	44,700	1,146,555
Teledyne Technologies, Inc. (a)	118,100	3,987,056
Triumph Group, Inc.	54,700	2,379,450

Aerospace & Defense Total		34,476,616

See Accompanying Notes to Financial Statements.

44

Columbia Small Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Air Freight & Logistics – 0.4%
Forward Air Corp.	94,850	2,189,138
HUB Group, Inc., Class A (a)	124,000	2,719,320

Air Freight & Logistics Total		4,908,458

Airlines – 0.2%
Skywest, Inc.	182,500	2,819,625

Airlines Total		2,819,625

Building Products – 1.0%
AAON, Inc.	42,200	881,136
Apogee Enterprises, Inc.	91,500	1,207,800
Gibraltar Industries, Inc.	88,900	1,070,356
Griffon Corp. (a)	160,000	1,691,200
NCI Building Systems, Inc. (a)	64,600	173,774
Quanex Building Products Corp.	123,500	1,663,545
Simpson Manufacturing Co., Inc.	123,700	3,179,090
Universal Forest Products, Inc.	55,300	2,283,890

Building Products Total		12,150,791

Commercial Services & Supplies – 2.4%
ABM Industries, Inc.	146,500	3,285,995
ATC Technology Corp. (a)	64,800	1,355,616
Bowne & Co., Inc.	126,253	883,771
Consolidated Graphics, Inc. (a)	36,000	743,760
G&K Services, Inc., Class A	60,600	1,424,100
Geo Group, Inc. (a)	167,600	3,070,432
Healthcare Services Group, Inc.	142,000	2,510,560
Interface, Inc., Class A	184,500	1,219,545
Mobile Mini, Inc. (a)	116,300	2,061,999
Standard Register Co.	41,600	179,712
Sykes Enterprises, Inc. (a)	109,600	2,300,504
Tetra Tech, Inc. (a)	197,500	5,834,150
United Stationers, Inc. (a)	77,700	3,550,113
Viad Corp.	67,500	1,219,725

Commercial Services & Supplies Total		29,639,982

Construction & Engineering – 0.6%
EMCOR Group, Inc. (a)	215,800	5,000,086
Insituform Technologies, Inc., Class A (a)	127,300	2,437,795

Construction & Engineering Total		7,437,881

Electrical Equipment – 2.4%
Acuity Brands, Inc.	141,300	4,537,143
AO Smith Corp.	73,900	2,811,895
AZZ, Inc. (a)	39,800	1,369,916
Baldor Electric Co.	152,700	4,286,289
Belden, Inc.	152,750	3,197,058
Brady Corp., Class A	168,200	4,983,766
C&D Technologies, Inc. (a)	86,200	172,400

	Shares	Value ($)
II-VI, Inc. (a)	79,400	2,124,744
MagneTek, Inc. (a)	101,300	154,989
Regal-Beloit Corp.	117,400	5,337,004
Vicor Corp. (a)	64,200	471,870

Electrical Equipment Total		29,447,074

Industrial Conglomerates – 0.1%
Standex International Corp.	40,500	692,955
Tredegar Corp.	63,400	949,732

Industrial Conglomerates Total		1,642,687

Machinery – 4.1%
Actuant Corp., Class A	217,300	3,070,449
Albany International Corp., Class A	88,900	1,528,191
Astec Industries, Inc. (a)	65,000	1,646,450
Badger Meter, Inc.	48,600	1,758,834
Barnes Group, Inc.	139,300	2,046,317
Briggs & Stratton Corp.	163,300	2,880,612
Cascade Corp.	27,800	708,344
CIRCOR International, Inc.	55,600	1,435,036
CLARCOR, Inc.	166,900	5,350,814
EnPro Industries, Inc. (a)	65,500	1,409,560
ESCO Technologies, Inc. (a)	85,900	3,183,454
Gardner Denver, Inc. (a)	170,300	5,529,641
John Bean Technologies Corp.	90,300	1,507,107
Kaydon Corp.	109,000	3,638,420
Lindsay Corp.	40,400	1,677,004
Lydall, Inc. (a)	55,100	293,132
Mueller Industries, Inc.	121,800	2,946,342
Robbins & Myers, Inc.	107,600	2,498,472
Toro Co.	117,400	4,452,982
Watts Water Technologies, Inc., Class A	96,100	2,899,337

Machinery Total		50,460,498

Marine – 0.5%
Kirby Corp. (a)	176,400	6,535,620

Marine Total		6,535,620

Professional Services – 0.7%
Administaff, Inc.	72,600	1,752,564
CDI Corp.	42,200	641,018
Heidrick & Struggles International, Inc.	55,600	1,168,712
On Assignment, Inc. (a)	118,500	474,000
School Specialty, Inc. (a)	52,400	1,194,196
Spherion Corp. (a)	169,800	920,316
TrueBlue, Inc. (a)	143,600	1,952,960
Volt Information Sciences, Inc. (a)	39,600	399,960

Professional Services Total		8,503,726

See Accompanying Notes to Financial Statements.

45

Columbia Small Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Road & Rail – 0.9%
Arkansas Best Corp.	82,900	2,644,510
Heartland Express, Inc.	172,468	2,442,147
Knight Transportation, Inc.	185,300	3,055,597
Old Dominion Freight Line, Inc. (a)	90,450	3,236,301

Road & Rail Total		11,378,555

Trading Companies & Distributors – 0.8%
Applied Industrial Technologies, Inc.	119,125	2,457,549
Kaman Corp.	84,100	1,743,393
Lawson Products, Inc.	13,700	247,696
Watsco, Inc.	93,600	4,944,888

Trading Companies & Distributors Total		9,393,526

Industrials Total		208,795,039

Information Technology – 16.9%
Communications Equipment – 2.1%
Arris Group, Inc. (a)	406,300	5,387,538
Bel Fuse, Inc., Class B	37,800	638,820
Black Box Corp.	57,500	1,439,800
Blue Coat Systems, Inc. (a)	129,500	2,539,495
Comtech Telecommunications Corp. (a)	92,300	3,140,046
Digi International, Inc. (a)	80,700	691,599
EMS Technologies, Inc. (a)	49,900	935,126
Harmonic, Inc. (a)	313,700	2,070,420
NETGEAR, Inc. (a)	112,700	1,924,916
Network Equipment Technologies, Inc. (a)	95,700	635,448
PC-Tel, Inc. (a)	61,800	364,620
Symmetricom, Inc. (a)	143,100	751,275
Tekelec (a)	218,300	3,398,931
Tollgrade Communications, Inc. (a)	41,600	232,544
ViaSat, Inc. (a)	89,700	2,173,431

Communications Equipment Total		26,324,009

Computers & Peripherals – 0.9%
Adaptec, Inc. (a)	399,400	1,174,236
Avid Technology, Inc. (a)	100,475	1,309,189
Hutchinson Technology, Inc. (a)	76,600	455,770
Intermec, Inc. (a)	160,700	2,285,154
Intevac, Inc. (a)	71,900	839,792
Novatel Wireless, Inc. (a)	99,800	963,070
Stratasys, Inc. (a)	66,300	954,057
Synaptics, Inc. (a)	112,500	2,900,250

Computers & Peripherals Total		10,881,518

	Shares	Value ($)
Electronic Equipment, Instruments & Components – 3.2%
Agilysys, Inc.	74,200	470,428
Anixter International, Inc. (a)	98,300	3,448,364
Benchmark Electronics, Inc. (a)	214,025	3,510,010
Brightpoint, Inc. (a)	169,240	1,242,222
Checkpoint Systems, Inc. (a)	127,500	2,125,425
Cognex Corp.	130,000	2,082,600
CTS Corp.	110,700	980,802
Daktronics, Inc.	112,000	903,840
DTS, Inc. (a)	57,000	1,527,600
Electro Scientific Industries, Inc. (a)	88,800	1,090,464
FARO Technologies, Inc. (a)	54,900	933,849
Gerber Scientific, Inc. (a)	79,100	339,339
Insight Enterprises, Inc. (a)	150,300	1,723,941
Keithley Instruments, Inc.	44,700	223,500
Littelfuse, Inc. (a)	71,200	1,782,848
LoJack Corp. (a)	58,500	302,445
Mercury Computer Systems, Inc. (a)	74,300	707,336
Methode Electronics, Inc.	123,800	1,068,394
MTS Systems Corp.	54,900	1,457,046
Newport Corp. (a)	118,600	840,874
Park Electrochemical Corp.	67,100	1,445,334
Plexus Corp. (a)	129,400	3,258,292
RadiSys Corp. (a)	76,500	558,450
Rogers Corp. (a)	51,300	1,338,930
ScanSource, Inc. (a)	87,000	2,435,130
SYNNEX Corp. (a)	62,600	1,856,090
Technitrol, Inc.	134,400	1,107,456
TTM Technologies, Inc. (a)	141,400	1,430,968

Electronic Equipment, Instruments & Components Total		40,191,977

Internet Software & Services – 1.0%
Bankrate, Inc. (a)	45,600	1,299,144
comScore, Inc. (a)	61,900	861,029
DealerTrack Holdings, Inc. (a)	131,600	2,655,688
InfoSpace, Inc. (a)	114,800	929,880
j2 Global Communications, Inc. (a)	146,300	3,126,431
Knot, Inc. (a)	98,400	993,840
Perficient, Inc. (a)	105,800	821,008
United Online, Inc.	274,100	1,918,700

Internet Software & Services Total		12,605,720

IT Services – 1.8%
CACI International, Inc., Class A (a)	98,200	4,513,272
CIBER, Inc. (a)	200,500	781,950
CSG Systems International, Inc. (a)	115,200	1,736,064
Cybersource Corp. (a)	226,499	3,476,760

See Accompanying Notes to Financial Statements.

46

Columbia Small Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Forrester Research, Inc. (a)	49,300	1,160,522
Heartland Payment Systems, Inc.	79,800	998,298
Integral Systems, Inc. (a)	56,700	355,509
MAXIMUS, Inc.	57,400	2,390,710
Startek, Inc. (a)	37,900	292,967
TeleTech Holdings, Inc. (a)	117,200	1,999,432
Wright Express Corp. (a)	126,700	3,993,584

IT Services Total		21,699,068

Semiconductors & Semiconductor Equipment – 5.0%
Actel Corp. (a)	85,700	932,416
Advanced Energy Industries, Inc. (a)	107,300	1,122,358
ATMI, Inc. (a)	102,800	1,746,572
Brooks Automation, Inc. (a)	210,830	1,370,395
Cabot Microelectronics Corp. (a)	76,800	2,653,440
Cohu, Inc.	76,600	909,242
Cymer, Inc. (a)	97,400	3,426,532
Cypress Semiconductor Corp. (a)	507,600	5,136,912
Diodes, Inc. (a)	107,249	2,173,937
DSP Group, Inc. (a)	74,500	588,550
Exar Corp. (a)	141,100	1,059,661
FEI Co. (a)	122,600	2,900,716
Hittite Microwave Corp. (a)	61,800	2,127,156
Kopin Corp. (a)	221,200	851,620
Kulicke & Soffa Industries, Inc. (a)	223,700	1,176,662
Micrel, Inc.	150,100	1,166,277
Microsemi Corp. (a)	266,200	3,756,082
MKS Instruments, Inc. (a)	161,600	2,978,288
Pericom Semiconductor Corp. (a)	79,000	680,190
Rudolph Technologies, Inc. (a)	101,100	649,062
Sigma Designs, Inc. (a)	87,200	1,232,136
Skyworks Solutions, Inc. (a)	549,100	6,397,015
Standard Microsystems Corp. (a)	71,900	1,673,832
Supertex, Inc. (a)	42,300	1,093,032
TriQuint Semiconductor, Inc. (a)	483,200	3,537,024
Ultratech, Inc. (a)	77,400	838,242
Varian Semiconductor Equipment Associates, Inc. (a)	239,825	7,331,450
Veeco Instruments, Inc. (a)	105,400	2,263,992

Semiconductors & Semiconductor Equipment Total		61,772,791

Software – 2.9%
Blackbaud, Inc.	143,700	2,767,662
Commvault Systems, Inc. (a)	136,500	2,496,585
Concur Technologies, Inc. (a)	138,400	4,893,824
Ebix, Inc. (a)	29,700	1,465,992
Epicor Software Corp. (a)	199,800	1,258,740
EPIQ Systems, Inc. (a)	118,200	1,771,818

	Shares	Value ($)
JDA Software Group, Inc. (a)	90,300	1,746,402
Manhattan Associates, Inc. (a)	75,600	1,347,948
Phoenix Technologies Ltd. (a)	114,800	416,724
Progress Software Corp. (a)	130,800	2,914,224
Radiant Systems, Inc. (a)	91,700	983,024
Smith Micro Software, Inc. (a)	94,200	1,088,010
Sonic Solutions (a)	87,300	463,563
SPSS, Inc. (a)	60,100	2,992,980
Take-Two Interactive Software, Inc.	263,050	2,762,025
Taleo Corp., Class A (a)	103,900	1,879,551
THQ, Inc. (a)	221,550	1,220,740
Tyler Technologies, Inc. (a)	93,700	1,427,051
Websense, Inc. (a)	145,200	2,201,232

Software Total		36,098,095

Information Technology Total		209,573,178

Materials – 4.5%
Chemicals – 1.9%
A. Schulman, Inc.	85,500	1,717,695
American Vanguard Corp.	66,600	583,416
Arch Chemicals, Inc.	82,100	2,398,962
Balchem Corp.	60,100	1,496,490
Calgon Carbon Corp. (a)	179,500	2,566,850
H.B. Fuller Co.	159,300	3,144,582
NewMarket Corp.	40,400	3,358,048
OM Group, Inc. (a)	100,200	2,726,442
Penford Corp.	36,900	237,636
PolyOne Corp. (a)	303,000	1,545,300
Quaker Chemical Corp.	36,100	747,992
Stepan Co.	23,800	1,286,628
Zep, Inc.	70,650	1,128,987

Chemicals Total		22,939,028

Construction Materials – 0.6%
Eagle Materials, Inc.	143,000	3,765,190
Headwaters, Inc. (a)	166,100	637,824
Texas Industries, Inc.	90,800	3,610,208

Construction Materials Total		8,013,222

Containers & Packaging – 0.6%
Myers Industries, Inc.	92,500	948,125
Rock-Tenn Co., Class A	125,800	6,452,282

Containers & Packaging Total		7,400,407

Metals & Mining – 0.6%
A.M. Castle & Co.	54,900	604,449
AMCOL International Corp.	74,200	1,642,788
Brush Engineered Materials, Inc. (a)	66,100	1,466,098
Century Aluminum Co. (a)	182,300	1,864,929

See Accompanying Notes to Financial Statements.

47

Columbia Small Cap Index Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Olympic Steel, Inc.	29,600	797,128
RTI International Metals, Inc. (a)	75,800	1,456,876

Metals & Mining Total		7,832,268

Paper & Forest Products – 0.8%
Buckeye Technologies, Inc. (a)	126,700	1,277,136
Clearwater Paper Corp. (a)	37,200	1,716,780
Deltic Timber Corp.	34,600	1,767,368
Neenah Paper, Inc.	48,000	544,800
Schweitzer-Mauduit International, Inc.	50,100	2,463,918
Wausau Paper Corp.	160,400	1,549,464

Paper & Forest Products Total		9,319,466

Materials Total		55,504,391

Other – 0.0%
Other – 0.0%
CSF Holdings, Inc. Escrow (a)(b)(c)	2,062	—

Other Total		—

Other Total		—

Telecommunication Services – 0.4%
Diversified Telecommunication Services – 0.4%
Cbeyond, Inc. (a)	83,900	1,204,804
General Communication, Inc., Class A (a)	144,300	962,481
Iowa Telecommunications Services, Inc.	107,200	1,223,152
Neutral Tandem, Inc. (a)	59,200	1,480,592

Diversified Telecommunication Services Total		4,871,029

Telecommunication Services Total		4,871,029

Utilities – 4.2%
Electric Utilities – 1.0%
ALLETE, Inc.	91,400	3,090,234
Central Vermont Public Service Corp.	38,200	699,060
El Paso Electric Co. (a)	147,300	2,495,262
UIL Holdings Corp.	98,133	2,545,570
Unisource Energy Corp.	116,800	3,415,232

Electric Utilities Total		12,245,358

Gas Utilities – 2.6%
Atmos Energy Corp.	301,700	8,218,308
Laclede Group, Inc.	72,600	2,363,856
New Jersey Resources Corp.	138,150	5,077,013

	Shares	Value ($)
Northwest Natural Gas Co.	86,900	3,658,490
Piedmont Natural Gas Co.	241,000	5,788,820
South Jersey Industries, Inc.	97,700	3,385,305
Southwest Gas Corp.	146,600	3,569,710

Gas Utilities Total		32,061,502

Multi-Utilities – 0.5%
Avista Corp.	179,200	3,497,984
CH Energy Group, Inc.	51,800	2,370,368

Multi-Utilities Total		5,868,352

Water Utilities – 0.1%
American States Water Co.	60,100	1,984,502

Water Utilities Total		1,984,502

Utilities Total		52,159,714

Total Common Stocks (cost of $1,219,367,395)		1,196,220,066

Investment Company – 1.0%
iShares S&P SmallCap 600 Index Fund	238,900	11,935,444

Total Investment Company (cost of $10,475,991)		11,935,444

Short-Term Obligation – 1.3%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09, at 0.140%, collateralized by a U.S. Government Agency obligation maturing 11/16/12, market value $16,962,855 (repurchase proceeds $16,629,065)	16,629,000	16,629,000

Total Short-Term Obligation (cost of $16,629,000)		16,629,000

Total Investments – 99.0% (cost of $1,246,472,386) (d)		1,224,784,510

Other Assets & Liabilities, Net – 1.0%		12,376,239

Net Assets – 100.0%		1,237,160,749

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2009, this security has no value.

(c)	Security has no value.

(d)	Cost for federal income tax purposes is $1,246,472,386.

See Accompanying Notes to Financial Statements.

48

Columbia Small Cap Index Fund

August 31, 2009 (Unaudited)

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$178,064,439	$—	$—	$178,064,439
Consumer Staples	47,207,491	—	—	47,207,491
Energy	60,160,345	—	—	60,160,345
Financials	226,527,244	—	—	226,527,244
Health Care	153,357,196	—	—	153,357,196
Industrials	208,795,039	—	—	208,795,039
Information Technology	209,573,178	—	—	209,573,178
Materials	55,504,391	—	—	55,504,391
Other	—	—	—	—
Telecommunication Services	4,871,029	—	—	4,871,029
Utilities	52,159,714	—	—	52,159,714

Total Common Stocks	1,196,220,066	—	—	1,196,220,066

Total Investment Company	11,935,444	—	—	11,935,444

Total Short-Term Obligation	—	16,629,000	—	16,629,000

Total Investments	1,208,155,510	16,629,000	—	1,224,784,510

Unrealized appreciation on futures contracts	528,403	—	—	528,403

Total	$1,208,683,913	$16,629,000	$—	$1,225,312,913

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	18.3
Industrials	16.9
Information Technology	16.9
Consumer Discretionary	14.4
Health Care	12.4
Energy	4.9
Materials	4.5
Utilities	4.2
Consumer Staples	3.8
Telecommunication Services	0.4
Other	0.0	*

	96.7
Short-Term Obligation	1.3
Investment Company	1.0
Other Assets & Liabilities, Net	1.0

	100.0

* Security has no value.

At August 31, 2009, the Fund held the following open long futures contracts:

Risk Exposure/ Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Equity Risk
Russell 2000 Mini Index	479	$27,384,430	$26,856,027	Sept-2009	$528,403

On August 31, 2009 cash of $2,400,000 was pledged as collateral for open futures contracts and was being held at the broker of the futures contracts.

See Accompanying Notes to Financial Statements.

49

Statements of Assets and Liabilities – Index Funds

August 31, 2009 (Unaudited)

	($)	($)	($)	($)
	Columbia Large Cap Index Fund	Columbia Large Cap Enhanced Core Fund	Columbia Mid Cap Index Fund	Columbia Small Cap Index Fund
Assets
Unaffiliated investments, at identified cost	2,112,702,952	459,142,857	1,709,694,589	1,246,472,386
Affiliated investments, at identified cost	52,260,622	—	—	—

Total investments, at identified cost	2,164,963,574	459,142,857	1,709,694,589	1,246,472,386

Unaffiliated investments, at value	2,255,586,529	556,463,146	1,668,465,966	1,224,784,510
Affiliated investments, at value	37,605,960	—	—	—

Total investments, at value	2,293,192,489	556,463,146	1,668,465,966	1,224,784,510

Cash	624	1,342	693	366
Cash collateral for futures contracts	—	—	6,072,000	2,400,000
Receivable for:
Investments sold	214,348	—	—	—
Fund shares sold	2,012,764	925,490	3,743,992	10,474,902
Dividends	5,422,904	1,448,182	1,792,918	759,290
Interest	278	23	137	65
Securities lending	10	—	—	—
Foreign tax reclaims	2,060	4,450	—	—
Expense reimbursement due from investment advisor	117,708	—	55,450	1,567
Trustees’ deferred compensation plan	7,604	—	—	4,704
Other assets	2,133	2,864	6,946	—

Total assets	2,300,972,922	558,845,497	1,680,138,102	1,238,425,404

Liabilities
Payable for:
Fund shares repurchased	3,608,959	2,723,134	1,366,962	736,895
Futures variation margin	572,693	53,904	514,163	253,628
Investment advisory fee	192,148	164,578	138,180	102,119
Administration fee	192,106	70,885	126,513	102,119
Transfer agent fee	—	22,356	11,020	—
Trustees’ fees	52,292	49,597	36,709	49,465
Pricing and bookkeeping fees	—	11,059	12,891	—
Custody fee	—	4,542	4,850	—
Distribution and service fees	41,666	2,633	25,101	13,981
Chief compliance officer expenses	—	205	199	—
Reports to shareholders	—	5,703	51,798	—
Interest payable	—	309	—	—
Trustees’ deferred compensation plan	7,604	—	—	4,704
Other liabilities	3,550	28,765	39,810	1,744

Total liabilities	4,671,018	3,137,670	2,328,196	1,264,655

Net Assets	2,296,301,904	555,707,827	1,677,809,906	1,237,160,749

See Accompanying Notes to Financial Statements.

50

Statements of Assets and Liabilities (continued) – Index Funds

August 31, 2009 (Unaudited)

	($)	($)	($)	($)
	Columbia Large Cap Index Fund	Columbia Large Cap Enhanced Core Fund	Columbia Mid Cap Index Fund	Columbia Small Cap Index Fund
Net Assets Consist of
Paid-in capital	2,467,828,196	747,635,733	1,791,218,122	1,322,208,648
Undistributed net investment income	21,081,701	4,447,693	10,417,719	5,272,792
Accumulated net realized loss	(324,371,056)	(293,762,954)	(85,025,894)	(69,161,218)
Net unrealized appreciation (depreciation) on:
Investments	128,228,915	97,320,289	(41,228,623)	(21,687,876)
Futures contracts	3,534,148	67,066	2,428,582	528,403

Net Assets	2,296,301,904	555,707,827	1,677,809,906	1,237,160,749

Class A
Net assets	$180,789,590	$12,521,303	$120,602,293	$68,229,932
Shares outstanding	9,145,574	1,261,407	14,348,923	5,389,117
Net asset value and offering price per share	$19.77	$9.93	$8.40	$12.66

Class B
Net assets	$3,933,257	$—	$—	$—
Shares outstanding	198,657	—	—	—
Net asset value and offering price per share (a)	$19.80	$—	$—	$—

Class R
Net assets	$—	$56,419	$—	$—
Shares outstanding	—	5,690	—	—
Net asset value and offering price per share	$—	$9.92	$—	$—

Class Y (b)
Net assets	$—	$51,368,583	$—	$—
Shares outstanding	—	5,188,079	—	—
Net asset value and offering price per share	$—	$9.90	$—	$—

Class Z
Net assets	$2,111,579,057	$491,761,522	$1,557,207,613	$1,168,930,817
Shares outstanding	106,390,729	49,643,254	185,757,852	92,048,613
Net asset value and offering price per share	$19.85	$9.91	$8.38	$12.70

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	Class Y shares commenced operations on July 15, 2009.

See Accompanying Notes to Financial Statements.

51

Statements of Operations – Index Funds

For the Six Months Ended August 31, 2009 (Unaudited)

		Columbia Large Cap Index Fund ($)		Columbia Large Cap Enhanced Core Fund ($)	Columbia Mid Cap Index Fund ($)	Columbia Small Cap Index Fund ($)
Investment Income	Dividends	22,781,857		5,914,164	11,649,199	6,711,747
	Dividends from affiliates	33,168		—	—	—
	Interest	27,366		4,448	20,380	10,316
	Foreign taxes withheld	—		—	—	(3,154)

	Total Investment Income	22,842,391		5,918,612	11,669,579	6,718,909

Expenses	Investment advisory fee	987,334		836,117	697,598	504,947
	Administration fee	987,334		352,422	627,598	504,947
	Distribution fee:
	Class B	13,819		—	—	—
	Class R	—		120	—	—
	Service fee:
	Class B	4,606		—	—	—
	Distribution and service fees:
	Class A	182,050		13,951	113,548	62,724
	Transfer agent fee – Class A, Class R and Class Z	—		85,009	69,405	—
	Pricing and bookkeeping fees	—		56,402	72,600	—
	Trustees’ fees	18,323		17,841	18,285	18,404
	Custody fee	—		12,757	30,693	—
	Reports to shareholders	—		38,792	110,312	—
	Chief compliance officer expenses	—		417	521	—
	Other expenses	4,228		76,630	92,195	2,132

	Expenses before interest expense	2,197,694		1,490,458	1,832,755	1,093,154

	Interest expense	23		622	—	—

	Total Expenses	2,197,717		1,491,080	1,832,755	1,093,154

	Fees waived or expenses reimbursed by investment advisor	(612,229)		(151,553)	(580,894)	(11,678)
	Expense reductions	—	(a)	(2)	(1)	—

	Net Expenses	1,585,488		1,339,525	1,251,860	1,081,476

	Net Investment Income	21,256,903		4,579,087	10,417,719	5,637,433

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain (loss) on:
	Unaffiliated investments	2,529,831		(26,855,453)	(2,650,642)	8,059,662
	Affiliated investments	243,600		—	—	—
	Futures contracts	2,259,161		342,639	7,144,694	4,493,910

	Net realized gain (loss)	5,032,592		(26,512,814)	4,494,052	12,553,572

	Net change in unrealized appreciation (depreciation) on:
	Investments	599,482,618		168,083,221	491,384,649	349,859,067
	Futures contracts	13,489,375		2,526,370	5,148,811	1,416,634

	Net change in unrealized appreciation (depreciation)	612,971,993		170,609,591	496,533,460	351,275,701

	Net Gain	618,004,585		144,096,777	501,027,512	363,829,273

	Net Increase Resulting from Operations	639,261,488		148,675,864	511,445,231	369,466,706

(a)	Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

52

Statements of Changes in Net Assets – Index Funds

Increase (Decrease) in Net Assets	Columbia Large Cap Index Fund		Columbia Large Cap Enhanced Core Fund
	(Unaudited) Six Months Ended August 31, 2009 ($)	Year Ended February 28, 2009 ($)	(Unaudited) Six Months Ended August 31, 2009 ($)(a)	Year Ended February 28, 2009 ($)
Operations
Net investment income	21,256,903	51,500,703	4,579,087	11,957,791
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	5,032,592	(8,396,487)	(26,512,814)	(220,912,313)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and futures contracts	612,971,993	(1,179,223,205)	170,609,591	(97,390,385)

Net increase (decrease) resulting from operations	639,261,488	(1,136,118,989)	148,675,864	(306,344,907)

Distributions to Shareholders
From net investment income:
Class A	(480,712)	(2,696,198)	(39,134)	(200,724)
Class B	(8,356)	(61,085)	—	—
Class R	—	—	(148)	(566)
Class Z	(7,007,719)	(49,956,060)	(1,761,359)	(11,786,371)

Total distributions to shareholders	(7,496,787)	(52,713,343)	(1,800,641)	(11,987,661)

Net Capital Stock Transactions	200,615,085	148,001,785	16,861,880	(103,578,142)
Increase from regulatory settlements	—	—	3,773	—

Total increase (decrease) in net assets	832,379,786	(1,040,830,547)	163,740,876	(421,910,710)

Net Assets
Beginning of period	1,463,922,118	2,504,752,665	391,966,951	813,877,661
End of period	2,296,301,904	1,463,922,118	555,707,827	391,966,951
Undistributed net investment income at end of period	21,081,701	7,321,585	4,447,693	1,669,247

(a)	Class Y shares commenced operations on July 15, 2009.

See Accompanying Notes to Financial Statements.

53

Statements of Changes in Net Assets (continued) – Index Funds

Increase (Decrease) in Net Assets	Columbia Mid Cap Index Fund		Columbia Small Cap Index Fund
	(Unaudited) Six Months Ended August 31, 2009 ($)	Year Ended February 28, 2009 ($)	(Unaudited) Six Months Ended August 31, 2009 ($)	Year Ended February 28, 2009 ($)
Operations
Net investment income	10,417,719	26,422,804	5,637,433	16,052,928
Net realized gain (loss) on investments and futures contracts	4,494,052	(3,623,292)	12,553,572	56,345,366
Net change in unrealized appreciation (depreciation) on investments and futures contracts	496,533,460	(811,229,180)	351,275,701	(611,918,268)

Net increase (decrease) resulting from operations	511,445,231	(788,429,668)	369,466,706	(539,519,974)

Distributions to Shareholders
From net investment income:
Class A	—	(1,177,180)	(4,818)	(551,033)
Class Z	—	(27,747,729)	(447,152)	(16,031,195)
From net realized gains:
Class A	—	(4,762,588)	—	(5,617,327)
Class Z	—	(93,387,726)	—	(130,521,900)

Total distributions to shareholders	—	(127,075,223)	(451,970)	(152,721,455)

Net Capital Stock Transactions	135,453,087	(863,169)	174,808,288	95,112,894
Increase from regulatory settlements	—	—	6,337	—

Total increase (decrease) in net assets	646,898,318	(916,368,060)	543,829,361	(597,128,535)

Net Assets
Beginning of period	1,030,911,588	1,947,279,648	693,331,388	1,290,459,923
End of period	1,677,809,906	1,030,911,588	1,237,160,749	693,331,388
Undistributed net investment income at end of period	10,417,719	—	5,272,792	87,329

See Accompanying Notes to Financial Statements.

54

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Large Cap Index Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	3,296,802	54,864,018	3,381,162	71,580,226
Distributions reinvested	27,023	474,787	156,557	2,646,314
Redemptions	(1,329,241)	(23,316,412)	(1,800,951)	(36,913,986)

Net increase	1,994,584	32,022,393	1,736,768	37,312,554

Class B
Subscriptions	709	11,543	1,704	35,091
Distributions reinvested	432	7,607	3,305	55,529
Redemptions	(31,181)	(524,971)	(81,255)	(1,715,101)

Net decrease	(30,040)	(505,821)	(76,246)	(1,624,481)

Class Z
Subscriptions	23,782,420	393,974,222	23,350,037	521,275,666
Distributions reinvested	312,248	5,504,943	2,102,984	37,444,733
Redemptions	(13,550,954)	(230,380,652)	(21,026,994)	(446,406,687)

Net increase	10,543,714	169,098,513	4,426,027	112,313,712

See Accompanying Notes to Financial Statements.

55

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Large Cap Enhanced Core Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	69,866	632,650	152,669	1,656,144
Distributions reinvested	3,517	31,300	18,718	159,669
Redemptions	(95,203)	(827,641)	(227,018)	(2,557,738)

Net decrease	(21,820)	(163,691)	(55,631)	(741,925)

Class R
Subscriptions	1,365	10,385	1,898	18,723
Distributions reinvested	17	148	66	566
Redemptions	(1,088)	(8,359)	(164)	(2,020)

Net increase	294	2,174	1,800	17,269

Class Y (a)
Subscriptions	5,208,676	48,375,000	—	—
Redemptions	(20,597)	(200,000)	—	—

Net increase	5,188,079	48,175,000	—	—

Class Z
Subscriptions	4,838,870	42,206,975	14,262,004	152,509,885
Distributions reinvested	35,113	311,803	232,607	2,081,092
Redemptions	(8,236,748)	(73,670,381)	(23,214,920)	(257,444,463)

Net decrease	(3,362,765)	(31,151,603)	(8,720,309)	(102,853,486)

(a)	Class Y shares commenced operations on July 15, 2009.

See Accompanying Notes to Financial Statements.

56

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Mid Cap Index Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	5,956,205	42,492,913	6,621,736	60,401,482
Distributions reinvested	—	—	798,261	5,686,579
Redemptions	(1,964,747)	(13,680,258)	(3,703,490)	(31,836,041)

Net increase	3,991,458	28,812,655	3,716,507	34,252,020

Class Z
Subscriptions	35,546,446	247,088,022	30,926,300	260,328,278
Distributions reinvested	—	—	8,522,036	61,801,363
Redemptions	(19,929,013)	(140,447,590)	(42,287,879)	(357,244,830)

Net increase (decrease)	15,617,433	106,640,432	(2,839,543)	(35,115,189)

See Accompanying Notes to Financial Statements.

57

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Small Cap Index Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	2,512,286	27,569,772	1,775,675	24,120,882
Distributions reinvested	416	4,636	524,381	5,753,859
Redemptions	(1,002,255)	(10,642,851)	(1,024,121)	(14,291,888)

Net increase	1,510,447	16,931,557	1,275,935	15,582,853

Class Z
Subscriptions	22,593,051	236,221,763	15,987,615	235,105,416
Distributions reinvested	24,705	275,485	7,485,215	83,446,290
Redemptions	(7,348,845)	(78,620,517)	(16,753,664)	(239,021,665)

Net increase	15,268,911	157,876,731	6,719,166	79,530,041

See Accompanying Notes to Financial Statements.

58

Financial Highlights – Columbia Large Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class A Shares	2009		2009		2008	2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$14.14		$25.64		$27.08	$24.97		$22.67		$21.65		$16.27

Income from Investment Operations:
Net investment income (c)	0.17		0.45		0.47	0.39		0.36		0.37	(d)	0.24
Net realized and unrealized gain (loss) on investments and futures contracts	5.52		(11.54)		(1.49)	2.14		2.19		1.01		5.37

Total from investment operations	5.69		(11.09)		(1.02)	2.53		2.55		1.38		5.61

Less Distributions to Shareholders:
From net investment income	(0.06)		(0.41)		(0.42)	(0.42)		(0.25)		(0.36)		(0.23)

Net Asset Value, End of Period	$19.77		$14.14		$25.64	$27.08		$24.97		$22.67		$21.65
Total return (e)(f)	40.29	%(g)	(43.51)%		(3.92)%	10.20	%(g)	11.27%		6.33%		34.50%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.39	%(h)(i)	0.39	%(i)	0.39%	0.39	%(h)	0.39	%(i)	0.39	%(i)	0.51	%(i)(j)
Interest expense	—	%(h)(k)	—		—	—		—	%(k)	—		—
Net expenses	0.39	%(h)(i)	0.39	%(i)	0.39%	0.39	%(h)	0.39	%(i)	0.39	%(i)	0.51	%(i)(j)
Waiver/Reimbursement	0.06	%(h)	0.06%		0.06%	0.06	%(h)	0.14	%(l)	0.14	%(l)	0.24	%(l)
Net investment income	1.92	%(h)(i)	2.09	%(i)	1.67%	1.63	%(h)	1.53	%(i)	1.67	%(i)	1.23	%(i)
Portfolio turnover rate	5	%(g)	5%		6%	7	%(g)	12%		4%		1%
Net assets, end of period (000s)	$180,790		$101,119		$138,795	$87,528		$70,808		$37,088		$33,188

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.07 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	The reimbursement from the investment advisor had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.08%, 0.11% and 0.21% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

59

Financial Highlights – Columbia Large Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

Class B Shares	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009		Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$14.20		$25.70		$27.14	$25.06		$23.49

Income from Investment Operations:
Net investment income (c)	0.10		0.28		0.24	0.20		0.10
Net realized and unrealized gain (loss) on investments and futures contracts	5.54		(11.53)		(1.48)	2.16		1.55

Total from investment operations	5.64		(11.25)		(1.24)	2.36		1.65

Less Distributions to Shareholders:
From net investment income	(0.04)		(0.25)		(0.20)	(0.28)		(0.08)

Net Asset Value, End of Period	$19.80		$14.20		$25.70	$27.14		$25.06
Total return (d)(e)	39.75	%(f)	(43.94)%		(4.63)%	9.47	%(f)	7.01	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.14	%(g)(h)	1.14	%(h)	1.14%	1.14	%(g)	1.14	%(g)(h)
Interest expense	—	%(g)(i)	—		—	—		—	%(i)
Net expenses	1.14	%(g)(h)	1.14	%(h)	1.14%	1.14	%(g)	1.14	%(g)(h)
Waiver/Reimbursement	0.06	%(g)	0.06%		0.06%	0.06	%(g)	0.12	%(g)(j)
Net investment income	1.18	%(g)(h)	1.28	%(h)	0.86%	0.87	%(g)	0.85	%(g)(h)
Portfolio turnover rate	5	%(f)	5%		6%	7	%(f)	12	%(f)
Net assets, end of period (000s)	$3,933		$3,248		$7,836	$10,302		$12,071

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	Class B shares commenced operations on September 23, 2005. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

(j)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.06% for the period ended March 31, 2006.

See Accompanying Notes to Financial Statements.

60

Financial Highlights – Columbia Large Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class Z Shares	2009		2009		2008	2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$14.18		$25.79		$27.29	$25.15		$22.82		$21.79		$16.37

Income from Investment Operations:
Net investment income (c)	0.19		0.51		0.53	0.45		0.42		0.43	(d)	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	5.55		(11.59)		(1.49)	2.16		2.22		1.01		5.39

Total from investment operations	5.74		(11.08)		(0.96)	2.61		2.64		1.44		5.69

Less Distributions to Shareholders:
From net investment income	(0.07)		(0.53)		(0.54)	(0.47)		(0.31)		(0.41)		(0.27)

Net Asset Value, End of Period	$19.85		$14.18		$25.79	$27.29		$25.15		$22.82		$21.79
Total return (e)(f)	40.51	%(g)	(43.37)%		(3.72)%	10.44	%(g)	11.59%		6.57%		34.82%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.14	%(h)(i)	0.14	%(i)	0.14%	0.14	%(h)	0.14	%(i)	0.14	%(i)	0.26	%(i)(j)
Interest expense	—	%(h)(k)	—		—	—		—	%(k)	—		—
Net expenses	0.14	%(h)(i)	0.14	%(i)	0.14%	0.14	%(h)	0.14	%(i)	0.14	%(i)	0.26	%(i)(j)
Waiver/Reimbursement	0.06	%(h)	0.06%		0.06%	0.06	%(h)	0.14	%(l)	0.14	%(l)	0.24	%(l)
Net investment income	2.17	%(h)(i)	2.31	%(i)	1.87%	1.87	%(h)	1.78	%(i)	1.92	%(i)	1.48	%(i)
Portfolio turnover rate	5	%(g)	5%		6%	7	%(g)	12%		4%		1%
Net assets, end of period (000s)	$2,111,579		$1,359,555		$2,358,122	$2,571,196		$2,367,063		$1,486,203		$1,245,378

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.07 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	The reimbursement from the investment advisor had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.08%, 0.11% and 0.21% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

61

Financial Highlights – Columbia Large Cap Enhanced Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class A Shares	2009		2009		2008	2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$7.24		$12.91		$14.58	$14.13		$13.41		$13.56		$9.98

Income from Investment Operations:
Net investment income (c)	0.07		0.18		0.19	0.16		0.17		0.17	(d)	0.11
Net realized and unrealized gain (loss) on investments, foreign currency, swap contracts, futures contracts and written options	2.65		(5.69)		(0.85)	1.24		1.42		0.66		3.59

Total from investment operations	2.72		(5.51)		(0.66)	1.40		1.59		0.83		3.70

Less Distributions to Shareholders:
From net investment income	(0.03)		(0.16)		(0.15)	(0.14)		(0.15)		(0.21)		(0.12)
From net realized gains	—		—		(0.86)	(0.81)		(0.72)		(0.77)		—

Total distributions to shareholders	(0.03)		(0.16)		(1.01)	(0.95)		(0.87)		(0.98)		(0.12)

Increase from regulatory settlements	—	(e)	—		—	—		—		—		—

Net Asset Value, End of Period	$9.93		$7.24		$12.91	$14.58		$14.13		$13.41		$13.56
Total return (f)(g)	37.63	%(h)	(42.89)%		(5.29)%	10.56	%(h)	12.35%		6.59%		37.08%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	0.80	%(j)	0.75%		0.75%	0.75	%(j)	0.75%		0.75%		0.75	%(k)
Interest expense	—	%(j)(l)	—	%(l)	—	—		—		—		—	%(l)
Net expenses (i)	0.80	%(j)	0.75%		0.75%	0.75	%(j)	0.75%		0.75%		0.75	%(k)
Waiver/Reimbursement	0.07	%(j)	0.07%		0.04%	0.08	%(j)	0.15	%(m)	0.25	%(m)	0.26	%(m)
Net investment income (i)	1.66	%(j)	1.63%		1.28%	1.26	%(j)	1.23%		1.27%		0.98%
Portfolio turnover rate	82	%(h)	246%		207%	230	%(h)	269%		218%		307%
Net assets, end of period (000s)	$12,521		$9,291		$17,281	$17,399		$18,508		$17,653		$18,734

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(e)	Rounds to less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	The reimbursement from the investment advisor had an impact of less than 0.01%.

(l)	Rounds to less than 0.01%.

(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.22% and 0.23% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

62

Financial Highlights – Columbia Large Cap Enhanced Core Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009		Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$7.24		$12.90		$14.58	$14.13		$13.68

Income from Investment Operations:
Net investment income (c)	0.06		0.16		0.16	0.13		0.03
Net realized and unrealized gain (loss) on investments, foreign currency, swap contracts, futures contracts and written options	2.65		(5.69)		(0.86)	1.23		0.42

Total from investment operations	2.71		(5.53)		(0.70)	1.36		0.45

Less Distributions to Shareholders:
From net investment income	(0.03)		(0.13)		(0.12)	(0.10)		—
From net realized gains	—		—		(0.86)	(0.81)		—

Total distributions to shareholders	(0.03)		(0.13)		(0.98)	(0.91)		—

Increase from regulatory settlements	—	(d)	—		—	—		—

Net Asset Value, End of Period	$9.92		$7.24		$12.90	$14.58		$14.13
Total return (e)(f)	37.44	%(g)	(43.01)%		(5.57)%	10.30	%(g)	3.29	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.05	%(i)	1.00%		1.00%	1.00	%(i)	1.00	%(i)
Interest expense	—	%(i)(j)	—	%(j)	—	—		—
Net expenses (h)	1.05	%(i)	1.00%		1.00%	1.00	%(i)	1.00	%(i)
Waiver/Reimbursement	0.07	%(i)	0.07%		0.04%	0.08	%(i)	0.09	%(i)(k)
Net investment income (h)	1.41	%(i)	1.46%		1.09%	1.02	%(i)	0.91	%(i)
Portfolio turnover rate	82	%(g)	246%		207%	230	%(g)	269	%(g)
Net assets, end of period (000s)	$56		$39		$46	$11		$10

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

(k)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03% for the period ended March 31, 2006.

See Accompanying Notes to Financial Statements.

63

Financial Highlights – Columbia Large Cap Enhanced Core Fund

Selected data for a share outstanding throughout the period is as follows:

Class Y Shares	(Unaudited) Period Ended August 31, 2009 (a)
Net Asset Value, Beginning of Period	$9.10

Income from Investment Operations:
Net investment income (b)	0.03
Net realized and unrealized gain (loss) on investments and futures contracts	0.77

Total from investment operations	0.80

Net Asset Value, End of Period	$9.90
Total return (c)(d)	8.79%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (e)(f)	0.57%
Interest expense (f)(g)	—%
Net expenses (e)(f)	0.57%
Net investment income (e)(f)	1.98%
Portfolio turnover rate (d)	82%
Net assets, end of period (000s)	$51,369

(a)	Class Y shares commenced operations on July 15, 2009. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

64

Financial Highlights – Columbia Large Cap Enhanced Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class Z Shares	2009		2009		2008	2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$7.22		$12.90		$14.60	$14.18		$13.45		$13.59		$10.00

Income from Investment Operations:
Net investment income (c)	0.08		0.21		0.23	0.20		0.20		0.20	(d)	0.15
Net realized and unrealized gain (loss) on investments, foreign currency, swap contracts, futures contracts and written options	2.64		(5.68)		(0.85)	1.23		1.44		0.67		3.59

Total from investment operations	2.72		(5.47)		(0.62)	1.43		1.64		0.87		3.74

Less Distributions to Shareholders:
From net investment income	(0.03)		(0.21)		(0.22)	(0.20)		(0.19)		(0.24)		(0.15)
From net realized gains	—		—		(0.86)	(0.81)		(0.72)		(0.77)		—

Total distributions to shareholders	(0.03)		(0.21)		(1.08)	(1.01)		(0.91)		(1.01)		(0.15)

Increase from regulatory settlements	—	(e)	—		—	—		—		—		—

Net Asset Value, End of Period	$9.91		$7.22		$12.90	$14.60		$14.18		$13.45		$13.59
Total return (f)(g)	37.79	%(h)	(42.69)%		(5.10)%	10.79	%(h)	12.66%		6.90%		37.41%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	0.55	%(j)	0.50%		0.50%	0.50	%(j)	0.50%		0.50%		0.50	%(k)
Interest expense	—	%(j)(l)	—	%(l)	—	—		—		—		—	%(l)
Net expenses (i)	0.55	%(j)	0.50%		0.50%	0.50	%(j)	0.50%		0.50%		0.50	%(k)
Waiver/Reimbursement	0.07	%(j)	0.07%		0.04%	0.08	%(j)	0.15	%(m)	0.25	%(m)	0.26	%(m)
Net investment income (i)	1.91	%(j)	1.86%		1.54%	1.52	%(j)	1.49%		1.52%		1.23%
Portfolio turnover rate	82	%(h)	246%		207%	230	%(h)	269%		218%		307%
Net assets, end of period (000s)	$491,762		$382,637		$796,550	$610,807		$495,099		$325,008		$246,181

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(e)	Rounds to less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	The reimbursement from the investment advisor had an impact of less than 0.01%.

(l)	Rounds to less than 0.01%.

(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.22% and 0.23% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

65

Financial Highlights – Columbia Mid Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class A Shares	2009		2009		2008	2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$5.73		$10.86		$12.61	$12.49		$10.92		$10.26		$6.96

Income from Investment Operations:
Net investment income (c)	0.05		0.12		0.14	0.12		0.12		0.10		0.06
Net realized and unrealized gain (loss) on investments and futures contracts	2.62		(4.55)		(0.64)	0.64		2.15		0.91		3.30

Total from investment operations	2.67		(4.43)		(0.50)	0.76		2.27		1.01		3.36

Less Distributions to Shareholders:
From net investment income	—		(0.14)		(0.12)	(0.10)		(0.12)		(0.08)		(0.06)
From net realized gains	—		(0.56)		(1.13)	(0.54)		(0.58)		(0.27)		—	(d)

Total distributions to shareholders	—		(0.70)		(1.25)	(0.64)		(0.70)		(0.35)		(0.06)

Net Asset Value, End of Period	$8.40		$5.73		$10.86	$12.61		$12.49		$10.92		$10.26
Total return (e)(f)	46.60	%(g)	(42.11)%		(4.94)%	6.61	%(g)(h)	21.37%		10.03%		48.31%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	0.41	%(j)	0.39%		0.39%	0.39	%(j)	0.39%		0.39%		0.50	%(k)
Interest expense	—		—	%(l)	—	—		—	%(l)	—	%(l)	—	%(l)
Net expenses (i)	0.41	%(j)	0.39%		0.39%	0.39	%(j)	0.39%		0.39%		0.50	%(k)
Waiver/Reimbursement	0.08	%(j)	0.10%		0.08%	0.09	%(j)	0.15	%(m)	0.14	%(m)	0.25	%(m)
Net investment income (i)	1.24	%(j)	1.36%		1.13%	1.08	%(j)	1.00%		0.96%		0.70%
Portfolio turnover rate	7	%(g)	28%		26%	18	%(g)	24%		18%		9%
Net assets, end of period (000s)	$120,602		$59,374		$72,095	$49,555		$18,115		$9,606		$7,385

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Total return includes a voluntary reimbursement by the investment advisor for realized investment losses due to a trading error. The reimbursement had an impact of less than 0.01% on the Fund’s total return.

(i)	The benefits derived from expense reductions has an impact of less than 0.01%.

(j)	Annualized.

(k)	The reimbursement from the investment advisor had an impact of less than 0.01%.

(l)	Rounds to less than 0.01%.

(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.11% and 0.22% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

66

Financial Highlights – Columbia Mid Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class Z Shares	2009		2009		2008	2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$5.71		$10.84		$12.61	$12.52		$10.94		$10.27		$6.96

Income from Investment Operations:
Net investment income (c)	0.05		0.15		0.17	0.14		0.14		0.13		0.09
Net realized and unrealized gain (loss) on investments and futures contracts	2.62		(4.55)		(0.64)	0.64		2.17		0.91		3.29

Total from investment operations	2.67		(4.40)		(0.47)	0.78		2.31		1.04		3.38

Less Distributions to Shareholders:
From net investment income	—		(0.17)		(0.17)	(0.15)		(0.15)		(0.10)		(0.07)
From net realized gains	—		(0.56)		(1.13)	(0.54)		(0.58)		(0.27)		—	(d)

Total distributions to shareholders	—		(0.73)		(1.30)	(0.69)		(0.73)		(0.37)		(0.07)

Net Asset Value, End of Period	$8.38		$5.71		$10.84	$12.61		$12.52		$10.94		$10.27
Total return (e)(f)	46.76	%(g)	(41.92)%		(4.75)%	6.82	%(g)(h)	21.71%		10.32%		48.67%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	0.16	%(j)	0.14%		0.14%	0.14	%(j)	0.14%		0.14%		0.25	%(k)
Interest expense	—		—	%(l)	—	—		—	%(l)	—	%(l)	—	%(l)
Net expenses (i)	0.16	%(j)	0.14%		0.14%	0.14	%(j)	0.14%		0.14%		0.25	%(k)
Waiver/Reimbursement	0.08	%(j)	0.10%		0.08%	0.09	%(j)	0.15	%(m)	0.14	%(m)	0.25	%(m)
Net investment income (i)	1.51	%(j)	1.59%		1.38%	1.30	%(j)	1.25%		1.21%		0.95%
Portfolio turnover rate	7	%(g)	28%		26%	18	%(g)	24%		18%		9%
Net assets, end of period (000s)	$1,557,208		$971,538		$1,875,184	$2,033,709		$1,996,247		$1,601,005		$1,461,843

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Total return includes a voluntary reimbursement by the investment advisor for realized investment losses due to trading errors. The reimbursement had an impact of less than 0.01% on the Fund’s total return.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	The reimbursement from the investment advisor had an impact of less than 0.01%.

(l)	Rounds to less than 0.01%.

(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.11% and 0.22% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

67

Financial Highlights – Columbia Small Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$8.58		$17.70		$22.19		$23.24		$19.16		$17.88		$11.57

Income from Investment Operations:
Net investment income (c)	0.05		0.17		0.18		0.10		0.13		0.12		0.05
Net realized and unrealized gain (loss) on investments and futures contracts	4.02		(7.25)		(2.05)		0.48		4.32		2.03		6.39

Total from investment operations	4.07		(7.08)		(1.87)		0.58		4.45		2.15		6.44

Less Distributions to Shareholders:
From net investment income	(0.00	)(d)	(0.17)		(0.17)		(0.09)		(0.09)		(0.10)		(0.08)
From net realized gains	—		(1.87)		(2.45)		(1.54)		(0.28)		(0.77)		(0.05)

Total distributions to shareholders	(0.00)		(2.04)		(2.62)		(1.63)		(0.37)		(0.87)		(0.13)

Increase from regulatory settlements	0.01		—		—		—		—		—		—

Net Asset Value, End of Period	$12.66		$8.58		$17.70		$22.19		$23.24		$19.16		$17.88
Total return (e)	47.57	%(f)(g)	(42.43)%		(9.74)%		3.09	%(f)(g)(h)	23.46	%(g)	12.58	%(g)	55.73	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.45	%(j)	0.45	%(i)	0.45	%(i)	0.45	%(i)(j)	0.46	%(i)	0.46	%(i)	0.56	%(i)(k)
Interest expense	—		—	%(l)	—	%(l)	—	%(j)(l)	—	%(l)	—		—
Net expenses	0.45	%(j)	0.45	%(i)	0.45	%(i)	0.45	%(i)(j)	0.46	%(i)	0.46	%(i)	0.56	%(i)(k)
Waiver/Reimbursement	0.01	%(j)	—		—		—	%(j)(l)	0.07	%(m)	0.11	%(m)	0.22	%(m)
Net investment income	0.87	%(j)	1.15	%(i)	0.81	%(i)	0.51	%(i)(j)	0.62	%(i)	0.64	%(i)	0.32	%(i)
Portfolio turnover rate	7	%(f)	35%		24%		15	%(f)	20%		16%		16%
Net assets, end of period (000s)	$68,230		$33,273		$46,078		$51,681		$45,365		$14,337		$12,534

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Total return includes a voluntary reimbursement by the investment advisor for realized investment losses due to trading errors. The reimbursement had an impact of less than 0.01% on the Fund’s total return.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	The reimbursement from the investment advisor had an impact of less than 0.01%.

(l)	Rounds to less than 0.01%.

(m)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.08% and 0.19% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

68

Financial Highlights – Columbia Small Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$8.60		$17.76		$22.27		$23.35		$19.24		$17.95		$11.59

Income from Investment Operations:
Net investment income (c)	0.06		0.21		0.23		0.15		0.18		0.16		0.09
Net realized and unrealized gain (loss) on investments and futures contracts	4.04		(7.27)		(2.05)		0.48		4.35		2.04		6.40

Total from investment operations	4.10		(7.06)		(1.82)		0.63		4.53		2.20		6.49

Less Distributions to Shareholders:
From net investment income	(0.01)		(0.23)		(0.24)		(0.17)		(0.14)		(0.14)		(0.08)
From net realized gains	—		(1.87)		(2.45)		(1.54)		(0.28)		(0.77)		(0.05)

Total distributions to shareholders	(0.01)		(2.10)		(2.69)		(1.71)		(0.42)		(0.91)		(0.13)

Increase from regulatory settlements	0.01		—		—		—		—		—		—

Net Asset Value, End of Period	$12.70		$8.60		$17.76		$22.27		$23.35		$19.24		$17.95
Total return (d)	47.74	%(e)(f)	(42.28)%		(9.52)%		3.34	%(e)(f)(g)	23.80	%(f)	12.84	%(f)	56.11	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.20	%(i)	0.20	%(h)	0.20	%(h)	0.20	%(h)(i)	0.21	%(h)	0.21	%(h)	0.31	%(h)(j)
Interest expense	—		—	%(k)	—	%(k)	—	%(i)(k)	—	%(k)	—		—
Net expenses	0.20	%(i)	0.20	%(h)	0.20	%(h)	0.20	%(h)(i)	0.21	%(h)	0.21	%(h)	0.31	%(h)(j)
Waiver/Reimbursement	0.01	%(i)	—		—		—	%(i)(k)	0.07	%(l)	0.11	%(l)	0.22	%(l)
Net investment income	1.12	%(i)	1.39	%(h)	1.06	%(h)	0.76	%(h)(i)	0.87	%(h)	0.89	%(h)	0.57	%(h)
Portfolio turnover rate	7	%(e)	35%		24%		15	%(e)	20%		16%		16%
Net assets, end of period (000s)	$1,168,931		$660,059		$1,244,382		$1,521,291		$1,606,958		$1,072,113		$914,267

(a)	The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)	On August 22, 2005, the existing Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Total return includes a voluntary reimbursement by the investment advisor for realized investment losses due to trading errors. These reimbursements had an impact of less than 0.01% on the Fund’s total return.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	The reimbursement from the investment advisor had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.08% and 0.19% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

69

Notes to Financial Statements

August 31, 2009 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to the following series of the Trust (each a “Fund” and collectively, the “Funds”):

Columbia Large Cap Index Fund

Columbia Large Cap Enhanced Core Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Investment Objectives

Columbia Large Cap Index Fund seeks total return before fees and expenses that corresponds to the total return of the Standard and Poor’s 500 Index. Columbia Large Cap Enhanced Core Fund seeks total return before fees and expenses that exceeds the total return of the Standard and Poor’s 500 Index. Columbia Mid Cap Index Fund seeks total return before fees and expenses that corresponds to the total return of the Standard and Poor’s MidCap 400 Index. Columbia Small Cap Index Fund seeks total return before fees and expenses that corresponds to the total return of the Standard and Poor’s SmallCap 600 Index.

Fund Shares

The Trust may issue an unlimited number of shares. Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund each offer two classes of shares: Class A and Class Z shares. Columbia Large Cap Index Fund offers three classes of shares: Class A, Class B and Class Z shares. Columbia Large Cap Enhanced Core Fund offers four classes of shares: Class A, Class R, Class Y and Class Z shares. Each share class has its own expense structure and sales charges, as applicable. Class Y shares commenced operations effective July 15, 2009.

Effective June 22, 2009, Columbia Large Cap Index Fund no longer accepts investments in Class B shares from new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other Columbia Funds.

Class A, Class R, Class Y and Class Z shares are offered continuously at net asset value. Class B shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. There are certain restrictions on the purchase of Class R, Class Y and Class Z shares, as described in the Funds’ prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 13, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

70

Index Funds

August 31, 2009 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Management is required to provide disclosures regarding the Funds’ derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Certain Funds may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. Certain Funds may also enter into these contracts to reduce the exposure to adverse price movements in certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds’ portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Funds could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), has determined are

71

Index Funds

August 31, 2009 (Unaudited)

creditworthy. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on each Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statements of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Funds become aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Funds on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, for Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund are declared and paid semiannually. Distributions from net investment income, if any, for Columbia Large Cap Enhanced Core Fund are declared and paid annually. Net realized capital gains, if any, are distributed at least annually for each of the Funds. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s

72

Index Funds

August 31, 2009 (Unaudited)

maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended February 28, 2009 was as follows:

	Ordinary Income*	Long-term Capital Gains
Columbia Large Cap Index Fund	$52,713,343	$—
Columbia Large Cap Enhanced Core Fund	11,987,661	—
Columbia Mid Cap Index Fund	30,143,307	96,931,916
Columbia Small Cap Index Fund	21,983,814	130,737,641

Unrealized appreciation and depreciation at August 31, 2009, based on cost of investments for federal income tax purposes, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia Large Cap Index Fund	$622,592,210	$(494,363,295)	$128,228,915
Columbia Large Cap Enhanced Core Fund	111,456,360	(14,136,071)	97,320,289
Columbia Mid Cap Index Fund	284,900,479	(326,129,102)	(41,228,623)
Columbia Small Cap Index Fund	251,200,435	(272,888,311)	(21,687,876)

The following capital loss carryforwards, determined as of February 28, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code”:

Columbia Large Cap Index Fund
Expiring in 2010	$18,794,634
Expiring in 2011	114,143,427
Expiring in 2013	19,822,029
Expiring in 2014	13,154,769
Expiring in 2015	108,188,982
Expiring in 2017	19,873,230

Columbia Large Cap Enhanced Core Fund
Expiring in 2017	$125,697,411

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides investment advisory services to the Funds. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia

73

Index Funds

August 31, 2009 (Unaudited)

Management Pte. Ltd (“Pte”), an affiliate of Columbia. Columbia, from the investment advisory fee it receives from the Funds, pays Pte. a fee for its advisory services. Columbia receives a monthly investment advisory fee based on each Fund’s average daily net assets at the following annual rates:

	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Large Cap Index Fund	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Columbia Large Cap Enhanced Core Fund	0.35%	0.30%	0.25%	0.20%	0.18%	0.16%
Columbia Mid Cap Index Fund	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Columbia Small Cap Index Fund	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%

For the six month period ended August 31, 2009, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund’s average daily net assets, were as follows:

Effective Rates
Columbia Large Cap Index Fund	0.10%
Columbia Large Cap Enhanced Core Fund	0.35%
Columbia Mid Cap Index Fund	0.10%
Columbia Small Cap Index Fund	0.10%

Administration Fee

Columbia provides administrative and other services to the Funds. For Columbia Large Cap Index Fund and Columbia Small Cap Index Fund, Columbia, from the administration fee it receives from each Fund, pays all operating expenses of the Funds, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of Columbia or its affiliates, distribution (Rule 12b-1) and/or shareholder servicing fees and any extraordinary non-recurring expenses that may arise, including litigation.

For Columbia Large Cap Enhanced Core Fund and Columbia Mid Cap Index Fund, Columbia is entitled to receive an administration fee less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below.

Columbia receives a monthly administration fee based on each Fund’s average daily net assets at the following annual rates:

Annual Fee Rate
Columbia Large Cap Index Fund	0.10%
Columbia Large Cap Enhanced Core Fund	0.17%
Columbia Mid Cap Index Fund	0.10%
Columbia Small Cap Index Fund	0.10%

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, Columbia Large Cap Enhanced Core Fund and Columbia Mid Cap Index Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee per Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, Columbia Large Cap Enhanced Core Fund and Columbia Mid Cap Index Fund reimburse Columbia for out-of-pocket expenses.

74

Index Funds

August 31, 2009 (Unaudited)

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent.

Columbia Large Cap Enhanced Core Fund and Columbia Mid Cap Index Fund pay a monthly fee to the Transfer Agent for its services. All share classes for these two Funds with the exception of Class Y shares (the “Other Share Classes”), pay a monthly service fee (the “aggregate fee”) based on the following:

(i)	An annual rate of $17.34 is applied to the aggregate number of open accounts for the Other Share Classes, and

(ii)	An allocated portion of fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The aggregate fee is allocated to the Other Share Classes based on the relative average daily net assets of each share class.

The Class Y shares of Columbia Large Cap Enhanced Core Fund pay a monthly service fee based on the following:

(i)	An annual rate of $17.34 is applied to the aggregate number of open accounts for Class Y shares, and

(ii)	An allocated portion of fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from Class Y shareholders of the Columbia Large Cap Enhanced Core Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The Transfer Agent is also entitled to receive reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on the combined assets held in the Other Share Classes in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Such fees are allocated to the Other Share Classes based on the relative average daily net assets of each share class. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Fund’s initial minimum investment requirements. The Transfer Agent will reduce the expenses paid by a Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended August 31, 2009, no minimum account balance fees were charged by the Funds.

Underwriting Discounts, Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds’ shares. For the six month period ended August 31, 2009, the Distributor has retained net underwriting discounts of $15 on sales of the Fund’s Class A shares and received net CDSC fees of $1,943 on Class B share redemptions for Columbia Large Cap Index Fund.

The Trust has adopted a shareholder servicing plan and a distribution plan for the Class B shares of Columbia Large Cap Index Fund, a distribution plan for the Class R shares of Columbia Large Cap Enhanced Core Fund, and a combined distribution and shareholder servicing plan for the Class A shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

75

Index Funds

August 31, 2009 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan*	0.25%	0.25%
Class B Shareholder Servicing Plans**	0.25%	0.25%
Class B Distribution Plans**	0.75%	0.75%
Class R Distribution Plans***	0.50%	0.50%

*	For all Funds

**	For Columbia Large Cap Index Fund

***	For Columbia Large Cap Enhanced Core Fund

Expense Limits and Fee Waivers

Effective July 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Funds’ expenses so that the Funds’ ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds’ custodian, do not exceed the following annual rates, based on each Fund’s average daily net assets:

Fund	Annual rate
Columbia Large Cap Index Fund	0.14%
Columbia Large Cap Enhanced Core Fund	0.70%
Columbia Mid Cap Index Fund	0.20%
Columbia Small Cap Index Fund	0.20%

Columbia, in its discretion, may revise or discontinue these arrangements at any time.

Prior to July 1, 2009, Columbia and/or some of the Funds’ other service providers contractually agreed to waive fees and/or reimburse certain expenses for the Funds so that the expenses incurred by the Funds (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds’ custodian, did not exceed the following annual rates, based on each Fund’s average daily net assets:

Fund	Annual rate
Columbia Large Cap Index Fund	0.14%
Columbia Large Cap Enhanced Core Fund	0.50%
Columbia Mid Cap Index Fund	0.14%
Columbia Small Cap Index Fund	0.21%

Columbia is entitled to recover from Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund and Columbia Small Cap Index Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause a Fund’s expenses to exceed the expense limitations in effect at the time of recovery.

At August 31, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

		Amount of Potential Recovery Expiring:			Total Potential
Fund	2/28/2013	2/28/2012	2/28/2011	2/28/2010	Recovery
Columbia Large Cap Index Fund	$612,229	$1,330,267	$1,647,710	$1,379,819	$4,970,025
Columbia Large Cap Enhanced Core Fund	151,553	431,216	366,741	393,249	1,342,759
Columbia Small Cap Index Fund	11,678	—	—	—	11,678

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds’ Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief

76

Index Funds

August 31, 2009 (Unaudited)

Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” on the Statements of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” on the Statements of Assets and Liabilities.

As a result of fund mergers, certain Funds assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in “Trustees’ fee” on the Statements of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Funds’ assets.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six month period ended August 31, 2009, these custody credits reduced total expenses for the Funds as follows:

	Custody Credits
Columbia Large Cap Index Fund	$—	*
Columbia Large Cap Enhanced Core Fund	2
Columbia Mid Cap Index Fund	1

* Rounds to less than $1.00.

Note 6. Objectives and Strategies for Investing in Derivatives Instruments

Each Fund uses the derivatives instruments including futures contracts in order to meet its objectives. Each Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for investment do not work as intended, each Fund may not achieve its objectives.

In pursuit of its investment objectives, each Fund is exposed to the following market risk:

Equity Risk: Equity risk relates to change in value of equity securities such as common stocks due to general market conditions such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

The following note and tables provide more detailed information about derivative type held by the Funds:

Futures Contracts – Each Fund uses equity index futures to equitize cash in order to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia, the Fund’s investment advisor. Upon entering into a futures contract, each Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by each Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. Each Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Fund’s Statement of Assets and Liabilities.

77

Index Funds

August 31, 2009 (Unaudited)

The following table is a summary of the Funds value of derivative instruments as of August 31, 2009.

	Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities	Fair Value	Statement of Assets and Liabilities	Fair Value*
Columbia Large Cap Index Fund	—	—	Futures Variation Margin	$572,693
Columbia Large Cap Enhanced Core Fund	—	—	Futures Variation Margin	53,904
Columbia Mid Cap Index Fund	—	—	Futures Variation Margin	514,163
Columbia Small Cap Index Fund	—	—	Futures Variation Margin	253,628

*	Includes only current day’s variation margin.

The Effect of Derivative Instruments on the Statement of Operations for the Six Month Period Ended August 31, 2009.

		Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Equity Risk	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Columbia Large Cap Index Fund	Futures Contracts	$2,259,161	$13,489,375
Columbia Large Cap Enhanced Core Fund	Futures Contracts	342,639	2,526,370
Columbia Mid Cap Index Fund	Futures Contracts	7,144,694	5,148,811
Columbia Small Cap Index Fund	Futures Contracts	4,493,910	1,416,634

Note 7. Portfolio Information

For the six month period ended August 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Funds were as follows:

	Purchases	Sales
Columbia Large Cap Index Fund	$316,172,184	$101,446,038
Columbia Large Cap Enhanced Core Fund	417,058,942	384,221,651
Columbia Mid Cap Index Fund	242,270,446	96,103,173
Columbia Small Cap Index Fund	239,485,162	66,609,201

Note 8. Regulatory Settlements

During the six months ended August 31, 2009, the following Funds have received payments relating to certain regulatory settlements that the Funds had participated in during the year:

Amount
Columbia Large Cap Enhanced Core Fund	$3,773
Columbia Small Cap Index Fund	6,337

The payments have been included in “Increase from regulatory settlements” on the Statements of Changes in Net Assets.

78

Index Funds

August 31, 2009 (Unaudited)

Note 9. Line of Credit

The Funds and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2009, the average daily loan balance outstanding on days where borrowing existed, and the weighted average interest rate of each Fund that borrowed were as follows:

Fund	Average Daily Loan Balance Outstanding on Days Were Borrowing Existed	Weighted Average Interest Rate
Columbia Large Cap Index Fund	$1,200,000	0.703%
Columbia Large Cap Enhanced Core Fund	3,560,000	0.737%

Note 10. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

For the six month period ended August 31, 2009, the Funds did not participate in the securities lending program.

Note 11. Shares of Beneficial Interest

As of August 31, 2009, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. The percentages of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Large Cap Index Fund	63.0
Columbia Large Cap Enhanced Core Fund	91.1
Columbia Mid Cap Index Fund	71.7
Columbia Small Cap Index Fund	62.5

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 12. Significant Risks and Contingencies

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the “Columbia Group”) are subject to a settlement agreement with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and a settlement order with the SEC (the “SEC Order”) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its

79

Index Funds

August 31, 2009 (Unaudited)

affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the “Distributor”), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the “CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

Note 13. Subsequent Event

On October 15, 2009 the committed line of credit discussed in Note 9 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction (“Transaction”) includes a sale of the part of the asset management business that advises long-term mutual funds, including the Funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

80

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Index Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

81

One Financial Center

Boston, MA 02111-2621

Columbia Index Funds

Semiannual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/23443-0809 (10/09) 09/90907

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 23, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	October 23, 2009